UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

John M. McCann, Esq.

TIAA-CREF Life Funds

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1. Reports to Stockholders.

TIAA-CREF Life Funds	June 30, 2020

TIAA-CREF Life Funds

The semiannual report contains the financial statements (unaudited).

Fund name	Ticker

Growth Equity Fund	TLGQX

Growth & Income Fund	TLGWX

Large-Cap Value Fund	TLLVX

Real Estate Securities Fund	TLRSX

Small-Cap Equity Fund	TLEQX

Social Choice Equity Fund	TLCHX

Stock Index Fund	TLSTX

International Equity Fund	TLINX

Core Bond Fund (formerly Bond Fund)	TLBDX

Money Market Fund	TLMXX

Balanced Fund	TLBAX

Semiannual

Report

Understanding this report

This semiannual report contains information about the TIAA-CREF Life Funds and describes their results for the six months ended June 30, 2020. The report contains four main sections:

•	A market review from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of June 30, 2020.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

The TIAA-CREF Life Funds serve as underlying investment vehicles for certain variable annuity and variable life insurance separate accounts. The returns of the funds shown in this review do not reflect the administrative expense and the mortality and expense risk charges of these separate accounts. Because of these additional deductions, the returns contractholders of these separate accounts will experience are lower, for the same periods, than the figures shown here. For more information on the performance of your variable annuity and variable life insurance separate accounts, please visit TIAA.org.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-223-1200. We urge you to read the prospectus carefully before investing.

TIAA-CREF Life Funds  ◾  2020 Semiannual Report     3

Market review

As economies and financial markets across the globe struggled with the impact of the COVID-19 pandemic and measures taken to limit its spread, most domestic and international stock markets declined for the six months. The U.S. economy contracted at an annualized rate of 5.0% during the first quarter of 2020, leading to a sharp rise in unemployment in the latter months of the period. Likewise, most other global economies also contracted during the first quarter, and central banks responded with stimulus measures. The U.S. Federal Reserve cut the federal funds target rate in March to 0.00%–0.25%; the European Central Bank created a large bond-buying program to support their economies; and the Bank of England reduced its benchmark interest rate.

•	Returns for the eight TIAA-CREF Life Funds that invest primarily in equities ranged from a return of –17.3% for the Small-Cap Equity Fund to a return of 12.8% for the Growth Equity Fund.
•	The Balanced Fund returned –0.1%, while the Core Bond Fund advanced 4.3%.
•	Six of the eleven TIAA-CREF Life Funds outperformed their respective benchmarks.

TIAA-CREF Life Funds performance review

For the six-month period, three of the eleven TIAA-CREF Life Funds advanced and six exceeded the performance of their respective benchmarks. Overall, bond returns outpaced stock results and the performance of U.S. equities generally exceeded that of foreign stocks.

The Growth Equity Fund’s 12.8% gain outpaced the Russell 1000® Growth Index. The Growth & Income Fund, which returned –4.1%, trailed the S&P 500® Index, while the Large-Cap Value Fund returned –16.0% but outperformed the Russell 1000 Value Index. The Small-Cap Equity Fund fell short of the Russell 2000® Index with a return of –17.3%. The Real Estate Securities Fund returned –9.0%, surpassing its benchmark, the FTSE Nareit All Equity REITs Index.

The Social Choice Equity Fund, which does not invest in certain stocks because of environmental, social and governance criteria, returned –2.7% and outpaced the Russell 3000® Index. The Stock Index Fund lagged this same benchmark with a return of –3.5%. The International Equity Fund, which invests in developed foreign markets, returned –9.4%, outpacing the MSCI EAFE® Index.

The Core Bond Fund gained 4.3% but trailed the Bloomberg Barclays U.S. Aggregate Bond Index. The Balanced Fund, which invests in both stock and bond funds, also lagged its composite benchmark with a return of –0.1%. The Money Market Fund advanced 0.4%, outpacing the iMoneyNet Money Fund Averages™—All Government. For more information regarding the performance of the TIAA-CREF Life Funds, please see the commentaries starting on page 10.

4      2020 Semiannual Report  ∎  TIAA-CREF Life Funds

U.S. stocks declined amid pandemic

The domestic equity market, as measured by the broad Russell 3000 Index, returned –3.5% for the six-month period. Foreign stocks, as represented in U.S.-dollar terms by the MSCI EAFE Index, returned –11.3%. U.S. investment-grade fixed-rate bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 6.1%. Yields on U.S. Treasury securities of all maturities declined, pushing bond prices higher (bond yields move in the opposite direction of prices).

Diversification in an uncertain environment

The first half of 2020 was a challenging time for people around the world. Few have seen anything like the COVID-19 pandemic in their lifetimes. Worries about health and safety, as well as concerns about the economic implications of trying to contain the virus, were all well founded during the period. But it’s worth remembering that the U.S. economy has had a long history of recovering from adversity—notably, the events of September 11th and the 2007–2008 credit crisis.

Brad Finkle

During the six months, stock markets fell sharply when the virus first emerged but later staged a powerful rally. While periods of market volatility will likely occur in the future, the experience of early 2020 speaks to the value of sticking to a sound financial plan that aims to achieve long-term investment goals. We believe a thoughtful investment approach and a balanced, well-diversified portfolio can be an important part of such a plan. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

As always, we recommend that you speak with your financial advisor or call a TIAA financial consultant with any questions or concerns about your investments. To learn more, visit us at TIAA.org or call 800-842-2252. We would be happy to assist you.

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Life Funds  ◾  2020 Semiannual Report     5

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The TIAA-CREF Life Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Life Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-MFP (for money market products only) filings. Form N-CSR filings are as of December 31 or June 30; Form N-PORT or Form N-MFP filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

TIAA-CREF Life Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-223-1200 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-223-1200.

Fund management

The TIAA-CREF Life Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

6      2020 Semiannual Report  ∎  TIAA-CREF Life Funds

About the funds’ benchmarks

Equity indexes

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI EAFE® Index measures the performance of the leading stocks in 21 developed-markets countries outside North America—in Europe, Australasia, and the Far East.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

Specialty equity index

The FTSE Nareit All Equity REITs Index measures the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.

TIAA-CREF Life Funds  ◾  2020 Semiannual Report     7

About the funds’ benchmarks

Fixed-income index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

Multi-asset class indexes

Composite benchmark

The Balanced Fund Composite Index is a composite of three unmanaged benchmark indexes, each of which represents one of the three market sectors in which the underlying funds invest: domestic equity (Russell 3000 Index), international equity (MSCI EAFE Index), and fixed income (Bloomberg Barclays U.S. Aggregate Bond Index). The Fund’s composite benchmark combines those public indexes in proportions that reflect the Fund’s target market sector allocations.

Broad market index

The Morningstar Moderately Conservative Target Risk Index has a 40% global equity market exposure based on an asset allocation methodology from Ibbotson Associates, a Morningstar company. The returns of the Morningstar Moderately Conservative Target Risk Index reflect a multi-asset class exposure and similar risk profile as the Balanced Fund.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of Standard & Poor’s Financial Services, LLC, a division of S&P Global.

FTSE International Limited (“FTSE”) © FTSE 2020. FTSE® is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. Nareit® is a trademark of the National Association of Real Estate Investment Trusts (“Nareit”). All intellectual property rights in the Index vest in FTSE and Nareit. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

8      2020 Semiannual Report  ∎  TIAA-CREF Life Funds

Important information about expenses

All shareholders of the TIAA-CREF Life Funds incur ongoing costs, including management fees and other fund expenses.

The TIAA-CREF Life Funds are the underlying investment vehicles for certain variable life insurance and variable annuity contracts issued by TIAA-CREF Life Insurance Company. These contracts have additional administrative expense fees and mortality and expense risk charges. Because of these additional deductions, the costs to investors will be higher than the figures shown in the expense examples. Information about these additional charges can be found in the product prospectuses.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds. Shareholders of the TIAA-CREF Life Funds do not incur a sales charge on purchases, on reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2020–June 30, 2020).

Actual expenses

The first line in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Life Funds  ◾  2020 Semiannual Report     9

Growth Equity Fund

Performance for the six months ended June 30, 2020

The Growth Equity Fund returned 12.82% for the period, compared with the 9.81% return of its benchmark, the Russell 1000® Growth Index. For the twelve months ended June 30, 2020, the Fund returned 21.69%, versus 23.28% for the index.

During the six-month period, the U.S. economy was jolted by the COVID-19 pandemic and efforts to contain the spread of the virus. The unemployment rate jumped from 3.6% in January 2020 to 14.7% in April before ending the period at 11.1%. Core inflation, which includes all items except food and energy, held steady at 1.2% for the twelve months ended June 30, 2020. The Federal Reserve cut the federal funds target rate twice in March, reducing the key short-term interest-rate measure to 0.00%–0.25%.

The U.S. stock market, as measured by the Russell 3000® Index, declined sharply early in the period but rallied in the latter months to post an overall return of –3.48%. Growth stocks advanced, outperforming value shares, while large-cap stocks surpassed smaller equities. (Returns by investment style and capitalization size are based on the Russell indexes.)

Fund posted double-digit gains, surpassed its benchmark

Six of the eleven industry sectors in the Russell 1000 Growth Index advanced for the six months. Information technology (up 18.4%)—the benchmark’s largest sector—had the biggest impact, as technology stocks generally fared well during the COVID-19 crisis. Consumer discretionary (up 19.5%) and communication services (up 8.9%) were the next-largest contributors. Together, these three sectors represented two-thirds of the benchmark’s total market capitalization on June 30, 2020. The industrials, consumer staples, materials and financials sectors all posted negative returns, as did energy (down 33.8%)—the benchmark’s smallest sector—which was the worst performer.

The Fund outperformed its benchmark for the period, mostly due to astute allocation decisions. An overweight position in electric car maker Tesla was the top contributor to relative performance as optimistic investors continued to favor the stock. The next-largest contributions came from an out-of-benchmark investment in Dutch payment processor Adyen and an overweight position in U.S.-based Regeneron Pharmaceuticals.

By contrast, certain positions limited the Fund’s return versus the benchmark. An underweight position in Apple, which posted double-digit gains, was the largest detractor, followed by an out-of-benchmark investment in Walt Disney, which performed poorly. An underweight in Microsoft also detracted as the stock climbed higher during the period.

10      2020 Semiannual Report  ∎  TIAA-CREF Life Funds

Growth Equity Fund

Performance as of June 30, 2020

		Total return		Average annual total return		Annual operating expenses*

	Inception date	6 months	1 year	5 years	10 years	gross	net
Growth Equity Fund	4/3/00	12.82%	21.69%	15.12%	17.40%	0.57%	0.52%
Russell 1000® Growth Index	—	9.81	23.28	15.89	17.23	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2020

Growth Equity Fund	Beginning account value (1/1/20)	Ending account value (6/30/20)	Expenses paid during period* (1/1/20–6/30/20)
Actual return	$1,000.00	$1,128.21	$2.75
5% annual hypothetical return	1,000.00	1,022.28	2.61

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2020. The Fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

TIAA-CREF Life Funds  ◾  2020 Semiannual Report     11

Growth Equity Fund

Fund profile

as of 6/30/2020
Net assets	$129.29 million
Portfolio turnover rate*	60%
Number of holdings	82
Weighted median market capitalization	$157.21 billion
Price/earnings ratio (weighted 12-month trailing average)†	50.7

*	The portfolio turnover rate covers the six-month period from January 1, 2020–June 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2020
More than $50 billion	81.2
More than $15 billion–$50 billion	16.3
More than $2 billion–$15 billion	2.5
Total	100.0

Portfolio composition

Sector	% of net assets as of 6/30/2020
Information technology	39.3
Health care	19.2
Consumer discretionary	17.3
Communication services	14.3
Industrials	5.1
Financials	2.5
Materials	1.4
Energy	0.2
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

12      2020 Semiannual Report  ∎  TIAA-CREF Life Funds

Growth & Income Fund

Performance for the six months ended June 30, 2020

The Growth & Income Fund returned –4.09% for the period, compared with the –3.08% return of its benchmark, the S&P 500® Index. For the twelve months ended June 30, 2020, the Fund returned 4.03%, versus 7.51% for the index.

During the six-month period, the U.S. economy was jolted by the COVID-19 pandemic and efforts to contain the spread of the virus. The unemployment rate jumped from 3.6% in January 2020 to 14.7% in April before ending the period at 11.1%. Core inflation, which includes all items except food and energy, held steady at 1.2% for the twelve months ended June 30, 2020. The Federal Reserve cut the federal funds target rate twice in March, reducing the key short-term interest-rate measure to 0.00%–0.25%.

The S&P 500 Index, a market capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy, fared better than the –3.48% return of the broad U.S. stock market, as measured by the Russell 3000® Index. The Russell 3000 Index includes small-cap stocks, which underperformed large caps for the six months.

Fund trailed its benchmark

Nine of the eleven industry sectors in the S&P 500 Index lost ground for the six months. Pressured by a steep decline in oil prices, energy (down 35.3%) was the worst-performing sector. The next-weakest sectors were financials (down 23.6%), as banks generally suffered declining revenues, followed by industrials (down 14.6%) and utilities (down 11.1%). Together, these four sectors represented almost one-quarter of the benchmark’s total market capitalization on June 30, 2020. Information technology (up 15.0%)—the benchmark’s largest sector—performed best, as technology stocks generally fared well during the COVID-19 crisis.

The Fund trailed its benchmark for the period, hindered by overweight positions in Royal Caribbean Cruises and insurer American International Group (AIG) and by an out-of-benchmark investment in Parsley Energy. Royal Caribbean Cruises experienced a dramatic change in business conditions due to the pandemic. AIG’s financial results were negatively impacted by equity market losses and lower net investment income. A steep decline in oil prices hurt Parsley Energy’s results. A small exposure to derivatives instruments also detracted.

By contrast, the Fund’s relative performance benefited most by avoiding banking giant Wells Fargo, as well as Berkshire Hathaway, as Berkshire’s business segments began to be affected by efforts to contain COVID-19. A substantial underweight position in ExxonMobil also helped.

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Growth & Income Fund

Performance as of June 30, 2020

		Total return		Average annual total return		Annual operating expenses*

	Inception date	6 months	1 year	5 years	10 years	gross	net
Growth & Income Fund	4/3/00	–4.09%	4.03%	9.02%	13.53%	0.55%	0.52%
S&P 500® Index	—	–3.08	7.51	10.73	13.99	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2020

Growth & Income Fund	Beginning account value (1/1/20)	Ending account value (6/30/20)	Expenses paid during period* (1/1/20–6/30/20)
Actual return	$1,000.00	$959.09	$2.53
5% annual hypothetical return	1,000.00	1,022.28	2.61

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2020. The Fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

14      2020 Semiannual Report  ∎  TIAA-CREF Life Funds

Growth & Income Fund

Fund profile

as of 6/30/2020
Net assets	$145.53 million
Portfolio turnover rate*	41%
Number of holdings	175
Weighted median market capitalization	$117.44 billion
Price/earnings ratio (weighted 12-month trailing average)†	29.6

*	The portfolio turnover rate covers the six-month period from January 1, 2020–June 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2020
More than $50 billion	66.2
More than $15 billion–$50 billion	19.5
More than $2 billion–$15 billion	13.4
$2 billion or less	0.9
Total	100.0

Portfolio composition

Sector	% of net assets as of 6/30/2020
Information technology	26.9
Health care	16.4
Consumer discretionary	11.7
Communication services	11.2
Industrials	8.8
Financials	8.8
Consumer staples	7.0
Materials	3.1
Energy	2.3
Utilities	2.2
Real estate	1.7
Short-term investments, other assets & liabilities, net	–0.1
Total	100.0

TIAA-CREF Life Funds  ◾  2020 Semiannual Report     15

Large-Cap Value Fund

Performance for the six months ended June 30, 2020

The Large-Cap Value Fund returned –16.02% for the period, compared with the –16.26% return of its benchmark, the Russell 1000® Value Index. For the twelve months ended June 30, 2020, the Fund returned –7.66%, versus –8.84% for the index.

During the six-month period, the U.S. economy was jolted by the COVID-19 pandemic and efforts to contain the spread of the virus. The unemployment rate jumped from 3.6% in January 2020 to 14.7% in April before ending the period at 11.1%. Core inflation, which includes all items except food and energy, held steady at 1.2% for the twelve months ended June 30, 2020. The Federal Reserve cut the federal funds target rate twice in March, reducing the key short-term interest-rate measure to 0.00%–0.25%.

The U.S. stock market, as measured by the Russell 3000® Index, declined sharply early in the period but rallied in the latter months to post an overall return of –3.48%. Growth stocks advanced, outperforming value shares, while large-cap stocks surpassed smaller equities. (Returns by investment style and capitalization size are based on the Russell indexes.)

Fund surpassed its benchmark

All eleven industry sectors in the Russell 1000 Value Index registered losses for the six months. Pressured by a steep decline in oil prices, energy (down 35.5%) was the worst-performing sector and was a major detractor from the index’s return. The next-worst performers, which were also significant detractors, were financials (down 27.0%)—the index’s largest sector—real estate (down 20.2%) and industrials (down 16.3%). Together, these four sectors represented more than 40.0% of the benchmark’s total market capitalization on June 30, 2020. Health care (down 2.7%) and information technology (down 4.3%) were the best-performing sectors.

The Fund declined but outperformed its benchmark for the period, helped by favorable security selection. The top contributor to relative performance was an out-of-benchmark position in Microsoft. Microsoft shares surged amid strong demand for its products and services as people sheltered in place. The next-largest contributors were an overweight investment in Home Depot and an out-of-benchmark investment in professional services firm Accenture.

The largest detractor for the period was an overweight position in Diamondback Energy, an oil and natural gas producer that was hurt by the weakness in oil prices. Other major detractors included overweight holdings in Citigroup and JPMorgan Chase. Worries that low interest rates and the economic downturn would dampen banks’ profitability negatively affected these stocks.

16      2020 Semiannual Report  ∎  TIAA-CREF Life Funds

Large-Cap Value Fund

Performance as of June 30, 2020

		Total return		Average annual total return		Annual operating expenses*

	Inception date	6 months	1 year	5 years	10 years	gross	net
Large-Cap Value Fund	10/28/02	–16.02%	–7.66%	3.06%	9.30%	0.62%	0.52%
Russell 1000® Value Index	—	–16.26	–8.84	4.64	10.41	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2020

Large-Cap Value Fund	Beginning account value (1/1/20)	Ending account value (6/30/20)	Expenses paid during period* (1/1/20–6/30/20)
Actual return	$1,000.00	$839.81	$2.38
5% annual hypothetical return	1,000.00	1,022.28	2.61

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2020. The Fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

TIAA-CREF Life Funds  ◾  2020 Semiannual Report     17

Large-Cap Value Fund

Fund profile

as of 6/30/2020
Net assets	$60.00 million
Portfolio turnover rate*	15%
Number of holdings	89
Weighted median market capitalization	$102.82 billion
Price/earnings ratio (weighted 12-month trailing average)†	17.2

*	The portfolio turnover rate covers the six-month period from January 1, 2020–June 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2020
More than $50 billion	70.2
More than $15 billion–$50 billion	23.5
More than $2 billion–$15 billion	6.3
Total	100.0

Portfolio composition

Sector	% of net assets as of 6/30/2020
Financials	21.0
Health care	16.8
Industrials	13.9
Information technology	13.7
Communication services	8.9
Consumer staples	5.5
Consumer discretionary	4.8
Energy	4.6
Materials	4.4
Utilities	4.1
Real estate	1.5
Short-term investments, other assets & liabilities, net	0.8
Total	100.0

18      2020 Semiannual Report  ∎  TIAA-CREF Life Funds

Real Estate Securities Fund

Performance for the six months ended June 30, 2020

The Real Estate Securities Fund returned –8.97% for the period, compared with the –13.30% return of its benchmark, the FTSE Nareit All Equity REITs Index. For the twelve months ended June 30, 2020, the Fund returned –1.10%, versus –6.47% for the index.

During the six-month period, the U.S. economy was jolted by the COVID-19 pandemic and efforts to contain the spread of the virus. The unemployment rate jumped from 3.6% in January 2020 to 14.7% in April before ending the period at 11.1%. Core inflation, which includes all items except food and energy, held steady at 1.2% for the twelve months ended June 30, 2020. REITs returned –23.44% in the first half of the period as the global impact of the virus became more apparent. However, in the final three months REITs rallied, advancing 13.25%.

The Federal Reserve cut the federal funds target rate twice in March, reducing the key short-term interest-rate measure to 0.00%–0.25%. Yields on U.S. Treasury securities of all maturities fell sharply during the period, boosting bond prices (bond yields move in the opposite direction of prices).

Fund surpassed its benchmark

Among the benchmark’s 16 property sectors and subsectors, most were negative for the period. The largest losses were seen in the regional malls (down 51.8%), lodging/resorts (down 48.6%) and shopping centers (down 36.2%) sectors. The best-performing sector was data centers (up 19.2%).

For the six-month period, the Fund declined but significantly outperformed its benchmark, mostly due to astute security selection and allocation decisions. An out-of-benchmark allocation to technology services company GDS Holdings contributed most to relative performance, followed by an underweight position in hotel properties REIT Park Hotels & Resorts, which performed poorly. Overweight positions in QTS Realty Trust, a provider of data center solutions, and Equinix, an Internet connection and data center REIT, also contributed to the Fund’s relative performance versus the benchmark as both posted double-digit gains.

These positive effects were partly offset by an overweight position in retail REIT SITE Centers, which struggled during the period, and underweight positions in office services REIT Digital Realty Trust and telecommunication services company Crown Castle International—both of which benefited from strong leasing activity in their respective businesses. An overweight position in Hudson Pacific Properties, an office property REIT, also impacted the Fund’s relative performance as it struggled during the period.

TIAA-CREF Life Funds  ◾  2020 Semiannual Report     19

Real Estate Securities Fund

Performance as of June 30, 2020

		Total return		Average annual total return		Annual operating expenses*

	Inception date	6 months	1 year	5 years	10 years	gross	net
Real Estate Securities Fund	10/28/02	–8.97%	–1.10%	7.89%	11.13%	0.63%	0.57%
FTSE Nareit All Equity REITs Index	—	–13.30	–6.47	6.56	10.39	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2020

Real Estate Securities Fund	Beginning account value (1/1/20)	Ending account value (6/30/20)	Expenses paid during period* (1/1/20–6/30/20)
Actual return	$1,000.00	$910.26	$2.71
5% annual hypothetical return	1,000.00	1,022.03	2.87

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2020. The Fund’s annualized six-month expense ratio for that period was 0.57%. The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

20      2020 Semiannual Report  ∎  TIAA-CREF Life Funds

Real Estate Securities Fund

Fund profile

as of 6/30/2020
Net assets	$74.41 million
Portfolio turnover rate*	21%
Number of holdings	69
Weighted median market capitalization	$19.60 billion
Price/earnings ratio (weighted 12-month trailing average)†	37.6

*	The portfolio turnover rate covers the six-month period from January 1, 2020–June 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2020
More than $50 billion	29.7
More than $15 billion–$50 billion	25.6
More than $2 billion–$15 billion	43.3
$2 billion or less	1.4
Total	100.0

Portfolio composition

Sector	% of net assets as of 6/30/2020
Specialized REITs	36.3
Residential REITs	19.4
Industrial REITs	15.6
Health care REITs	7.9
Retail REITs	7.0
Office REITs	6.1
Internet services & infrastructure	2.5
Hotel & resort REITs	1.7
Casinos & gaming	0.9
Asset management & custody banks	0.8
Diversified REITs	0.7
Hotels resorts & cruise lines	0.5
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

TIAA-CREF Life Funds  ◾  2020 Semiannual Report     21

Small-Cap Equity Fund

Performance for the six months ended June 30, 2020

The Small-Cap Equity Fund returned –17.29% for the period, compared with the –12.98% return of its benchmark, the Russell 2000® Index. For the twelve months ended June 30, 2020, the Fund returned –13.49%, versus –6.63% for the index.

During the six-month period, the U.S. economy was jolted by the COVID-19 pandemic and efforts to contain the spread of the virus. The unemployment rate jumped from 3.6% in January 2020 to 14.7% in April before ending the period at 11.1%. Core inflation, which includes all items except food and energy, held steady at 1.2% for the twelve months ended June 30, 2020. The Federal Reserve cut the federal funds target rate twice in March, reducing the key short-term interest-rate measure to 0.00%–0.25%.

The U.S. stock market, as measured by the Russell 3000® Index, declined sharply early in the period but rallied in the latter months to post an overall return of –3.48%. Growth stocks advanced, outperforming value shares, while large-cap stocks surpassed smaller equities. (Returns by investment style and capitalization size are based on the Russell indexes.)

Fund trailed its benchmark

Ten of the eleven industry sectors in the Russell 2000 Index posted negative returns for the six months. Energy (down 51.7%)—the index’s smallest sector—was the worst performer and a meaningful detractor from the index’s return amid plummeting oil prices. Other major detractors included financials (down 27.2%), real estate (down 22.8%) and industrials (down 15.1%). Together, these four sectors accounted for more than 40.0% of the benchmark’s total market capitalization on June 30, 2020. Health care (up 6.7%)—the index’s largest component—and information technology (down 2.1%) were the best-performing sectors.

The Fund underperformed its benchmark for the period, as certain stock selections did not perform as anticipated. The largest detractors were an underweight position in Teladoc Health, a virtual health care company that experienced robust demand, and a lack of exposure to Quidel, a maker of medical diagnostic products that received regulatory approval for a new coronavirus test. The next-largest detractors were overweight positions in energy firms ProPetro Holding and NexTier Oilfield Solutions.

On the positive side, the top contributor to the Fund’s relative performance was an overweight position in Boston Beer, which continued to benefit from the success of its hard seltzer and tea products. Next came overweight holdings in Lattice Semiconductor, networking hardware supplier Inphi and retailer BJ’s Wholesale Club.

22      2020 Semiannual Report  ∎  TIAA-CREF Life Funds

Small-Cap Equity Fund

Performance as of June 30, 2020

		Total return		Average annual total return		Annual operating expenses*

	Inception date	6 months	1 year	5 years	10 years	gross	net
Small-Cap Equity Fund	10/28/02	–17.29%	–13.49%	3.22%	10.15%	0.72%	0.53%
Russell 2000® Index	—	–12.98	–6.63	4.29	10.50	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2020

Small-Cap Equity Fund	Beginning account value (1/1/20)	Ending account value (6/30/20)	Expenses paid during period* (1/1/20–6/30/20)
Actual return	$1,000.00	$827.11	$2.41
5% annual hypothetical return	1,000.00	1,022.23	2.66

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2020. The Fund’s annualized six-month expense ratio for that period was 0.53%. The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

TIAA-CREF Life Funds  ◾  2020 Semiannual Report     23

Small-Cap Equity Fund

Fund profile

as of 6/30/2020
Net assets	$44.84 million
Portfolio turnover rate*	56%
Number of holdings	408
Weighted median market capitalization	$1.74 billion
Price/earnings ratio (weighted 12-month trailing average)†	13.3

*	The portfolio turnover rate covers the six-month period from January 1, 2020–June 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2020
More than $2 billion–$15 billion	43.5
$2 billion or less	56.5
Total	100.0

Portfolio composition

Sector	% of net assets as of 6/30/2020
Health care	19.1
Industrials	15.5
Financials	14.4
Information technology	13.8
Consumer discretionary	12.2
Real estate	6.7
Materials	4.4
Utilities	3.1
Consumer staples	3.0
Energy	2.4
Communication services	1.8
Short-term investments, other assets & liabilities, net	3.6
Total	100.0

24      2020 Semiannual Report  ∎  TIAA-CREF Life Funds

Social Choice Equity Fund

Performance for the six months ended June 30, 2020

The Social Choice Equity Fund returned –2.69% for the period, compared with the –3.48% return of its benchmark, the Russell 3000® Index. For the twelve months ended June 30, 2020, the Fund returned 8.21%, versus 6.53% for the index. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

Because of its ESG criteria, the Fund did not invest in a number of stocks that were included in the Russell 3000 Index. Avoiding these companies produced mixed results, but the net effect was that the Fund outperformed its benchmark.

The Fund benefited by avoiding banking giants JPMorgan Chase and Wells Fargo, along with Berkshire Hathaway. In general, banks were hurt by declining revenues and the necessity of increasing reserves in anticipation of the economic effects of COVID-19. Berkshire Hathaway’s business segments were restrained by efforts to contain the coronavirus.

On the other hand, excluding PayPal, Facebook and Netflix was detrimental. PayPal has stepped up to help customers and small businesses manage through the pandemic. Facebook reported increasing numbers of active users as people sheltering in place sought to stay connected to family and friends. Netflix saw higher revenues and membership growth as its entertainment offerings were utilized by people confined to their homes.

Fund surpassed its benchmark

To compensate for the Fund’s exclusion of some stocks within the Russell 3000 Index, the Fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its index and to manage risk.

The Fund benefited from overweight positions in several strong-performing stocks. Information technology company NVIDIA reported a year-over-year double-digit revenue increase. Electric car maker Tesla achieved its third sequential profitable quarter and a corresponding surge in its stock price. Software company Adobe experienced record quarterly revenue, helped by its subscription-based business model.

Conversely, certain Fund investments did not perform as anticipated. First was an underweight position in Amazon.com, which saw strong sales as homebound consumers turned to online shopping and utilized Amazon’s services. Overweight positions in energy giant Schlumberger and U.S. Bancorp also detracted. Schlumberger saw revenues decline, hurt by reduced customer spending and a plunge in oil prices, while U.S. Bancorp’s net income dropped due to increased loan-loss provisions.

TIAA-CREF Life Funds  ◾  2020 Semiannual Report     25

Social Choice Equity Fund

Performance as of June 30, 2020

		Total return		Average annual total return		Annual operating expenses*

	Inception date	6 months	1 year	5 years	10 years	gross	net
Social Choice Equity Fund	4/3/00	–2.69%	8.21%	10.13%	12.91%	0.31%	0.22%
Russell 3000® Index	—	–3.48	6.53	10.03	13.72	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2020

Social Choice Equity Fund	Beginning account value (1/1/20)	Ending account value (6/30/20)	Expenses paid during period* (1/1/20–6/30/20)
Actual return	$1,000.00	$973.13	$1.08
5% annual hypothetical return	1,000.00	1,023.77	1.11

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2020. The Fund’s annualized six-month expense ratio for that period was 0.22%. The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

26      2020 Semiannual Report  ∎  TIAA-CREF Life Funds

Social Choice Equity Fund

Fund profile

as of 6/30/2020
Net assets	$66.92 million
Portfolio turnover rate*	18%
Number of holdings	582
Weighted median market capitalization	$65.17 billion
Price/earnings ratio (weighted 12-month trailing average)†	31.9

*	The portfolio turnover rate covers the six-month period from January 1, 2020–June 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2020
More than $50 billion	59.2
More than $15 billion–$50 billion	23.7
More than $2 billion–$15 billion	14.4
$2 billion or less	2.7
Total	100.0

Portfolio composition

Sector	% of net assets as of 6/30/2020
Information technology	25.7
Health care	15.4
Financials	11.2
Consumer discretionary	10.6
Industrials	9.1
Communication services	8.6
Consumer staples	6.2
Real estate	3.6
Utilities	3.1
Materials	3.0
Energy	2.8
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

TIAA-CREF Life Funds  ◾  2020 Semiannual Report     27

Stock Index Fund

Performance for the six months ended June 30, 2020

The Stock Index Fund returned –3.50% for the period, compared with the –3.48% return of its benchmark, the Russell 3000® Index. For the twelve months ended June 30, 2020, the Fund returned 6.40%, versus 6.53% for the index.

For the six-month period, the Fund’s return slightly underperformed that of its benchmark index due to the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

During the six-month period, the U.S. economy was jolted by the COVID-19 pandemic and efforts to contain the spread of the virus. The unemployment rate jumped from 3.6% in January 2020 to 14.7% in April before ending the period at 11.1%. Core inflation, which includes all items except food and energy, held steady at 1.2% for the twelve months ended June 30, 2020. The Federal Reserve cut the federal funds target rate twice in March, reducing the key short-term interest-rate measure to 0.00%–0.25%.

The U.S. stock market, as measured by the Russell 3000 Index, was negative across most investment styles and capitalization sizes. Growth stocks advanced, outperforming value shares, while large-cap stocks surpassed smaller equities. (Returns by investment style and capitalization size are based on the Russell indexes.)

Most benchmark sectors suffered losses

Eight of the eleven industry sectors in the Russell 3000 Index lost ground for the six months. Energy (down 36.3%) was the worst-performing sector as oil prices plunged. Financials (down 24.2%)—the third-largest sector in the benchmark—was the biggest detractor from the index’s return. Industrials (down 14.6%) and real estate (down 13.9%) were also significant detractors. Together, these four sectors accounted for more than one-quarter of the benchmark’s total market capitalization on June 30, 2020. Information technology (up 14.7%)—the benchmark’s largest sector—was the best performer, as technology stocks generally fared well during the COVID-19 crisis. Consumer discretionary and health care were also beneficial.

For the six-month period, all of the five largest stocks in the Russell 3000 Index posted solid gains and exceeded the overall return of the benchmark. Amazon.com performed best, benefiting from surging demand due to COVID-19. Next in line were Microsoft, which continued to profit from its cloud-computing business, and Apple, which reported strong revenues. Alphabet (the parent company of Google) and Facebook advanced more modestly.

28      2020 Semiannual Report  ∎  TIAA-CREF Life Funds

Stock Index Fund

Performance as of June 30, 2020

		Total return		Average annual total return		Annual operating expenses*

	Inception date	6 months	1 year	5 years	10 years	gross	net
Stock Index Fund	1/4/99	–3.50%	6.40%	9.95%	13.63%	0.10%	0.09%
Russell 3000® Index	—	–3.48	6.53	10.03	13.72	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2020

Stock Index Fund	Beginning account value (1/1/20)	Ending account value (6/30/20)	Expenses paid during period* (1/1/20–6/30/20)
Actual return	$1,000.00	$965.02	$0.44
5% annual hypothetical return	1,000.00	1,024.42	0.45

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2020. The Fund’s annualized six-month expense ratio for that period was 0.09%. The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

TIAA-CREF Life Funds  ◾  2020 Semiannual Report     29

Stock Index Fund

Fund profile

as of 6/30/2020
Net assets	$555.79 million
Portfolio turnover rate*	2%
Number of holdings	2,830
Weighted median market capitalization	$102.54 billion
Price/earnings ratio (weighted 12-month trailing average)†	31.5

*	The portfolio turnover rate covers the six-month period from January 1, 2020–June 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2020
More than $50 billion	63.0
More than $15 billion–$50 billion	18.4
More than $2 billion–$15 billion	15.5
$2 billion or less	3.1
Total	100.0

Portfolio composition

Sector	% of net assets as of 6/30/2020
Information technology	26.3
Health care	14.8
Consumer discretionary	11.2
Financials	10.4
Communication services	9.7
Industrials	8.6
Consumer staples	6.2
Real estate	3.6
Utilities	3.0
Materials	2.7
Energy	2.6
Short-term investments, other assets & liabilities, net	0.9
Total	100.0

30      2020 Semiannual Report  ∎  TIAA-CREF Life Funds

International Equity Fund

Performance for the six months ended June 30, 2020

The International Equity Fund returned –9.36% for the period, compared with the –11.34% return of its benchmark, the MSCI EAFE® Index. For the twelve months ended June 30, 2020, the Fund returned –1.29%, versus –5.13% for the index.

International equities in both developed and emerging markets declined for the period, rattled by the COVID-19 pandemic and efforts to limit its spread. Most global economies shrank during the first quarter of 2020. The 19-nation euro area’s economy contracted by 3.1% on a year-over-year basis, while China’s economy shrank by 6.8% for the same period. The Japanese economy contracted by an annualized rate of 2.2% during the first quarter of 2020. In the face of the pandemic, central banks acted quickly: the U.S. Federal Reserve lowered the federal funds target rate twice in March to 0.00%–0.25%; the European Central Bank increased its pandemic emergency purchase program to more than 1.3 trillion euros; and the Bank of England reduced its benchmark interest rate to 0.1% in March.

Within the MSCI EAFE Index, which includes 21 developed nations outside North America, all but two country components declined in both U.S.-dollar and local-currency terms for the six months.

Fund surpassed its benchmark

The Fund declined but outperformed its benchmark as a result of favorable allocation decisions and stock choices. The top contributor was an overweight position in Japanese game maker Nintendo, which benefited from strong sales. Next in line were overweight positions in Swiss chemical producer Lonza Group and Japanese pharmaceutical company Daiichi Sankyo.

In contrast, overweight investments in Airbus, Britain’s Lloyds Banking Group and Italian bank UniCredit detracted most as all performed poorly.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

TIAA-CREF Life Funds  ◾  2020 Semiannual Report     31

International Equity Fund

Performance as of June 30, 2020

		Total return		Average annual total return		Annual operating expenses*

	Inception date	6 months	1 year	5 years	10 years	gross	net
International Equity Fund	4/3/00	–9.36%	–1.29%	0.73%	5.55%	0.71%	0.60%
MSCI EAFE® Index	—	–11.34	–5.13	2.05	5.73	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2020

International Equity Fund	Beginning account value (1/1/20)	Ending account value (6/30/20)	Expenses paid during period* (1/1/20–6/30/20)
Actual return	$1,000.00	$906.40	$2.84
5% annual hypothetical return	1,000.00	1,021.88	3.02

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2020. The Fund’s annualized six-month expense ratio for that period was 0.60%. The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

32      2020 Semiannual Report  ∎  TIAA-CREF Life Funds

International Equity Fund

Fund profile

as of 6/30/2020
Net assets	$97.74 million
Portfolio turnover rate*	83%
Number of holdings	75
Weighted median market capitalization	$53.01 billion
Price/earnings ratio (weighted 12-month trailing average)†	20.4

*	The portfolio turnover rate covers the six-month period from January 1, 2020–June 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition

Sector	% of net assets as of 6/30/2020
Health care	16.7
Industrials	15.1
Financials	14.1
Consumer discretionary	13.4
Information technology	11.7
Consumer staples	8.5
Materials	8.1
Communication services	4.1
Utilities	3.3
Energy	0.6
Short-term investments, other assets & liabilities, net	4.4
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2020
More than $50 billion	57.5
More than $15 billion–$50 billion	36.2
More than $2 billion–$15 billion	6.3
Total	100.0

Holdings by country

% of portfolio investments as of 6/30/2020
Japan	20.5
France	14.1
Germany	11.1
United Kingdom	10.7
Switzerland	8.3
Australia	5.8
Denmark	4.7
Netherlands	4.1
11 other nations	16.6
Short-term investments	4.1
Total	100.0

TIAA-CREF Life Funds  ◾  2020 Semiannual Report     33

Core Bond Fund

Performance for the six months ended June 30, 2020

The Core Bond Fund (formerly the Bond Fund) returned 4.34% for the period, compared with the 6.14% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. For the twelve months ended June 30, 2020, the Fund returned 6.93%, versus 8.74% for the index.

During the six-month period, the U.S. economy was jolted by the COVID-19 pandemic and efforts to contain the spread of the virus. The unemployment rate jumped from 3.6% in January 2020 to 14.7% in April before ending the period at 11.1%. Core inflation, which includes all items except food and energy, held steady at 1.2% for the twelve months ended June 30, 2020.

The Federal Reserve cut the federal funds target rate twice in March, reducing the key short-term interest-rate measure to 0.00%–0.25%. Yields on U.S. Treasury securities of all maturities fell sharply during the period, boosting bond prices (bond yields move in the opposite direction of prices). Economies around the world were also rattled by the pandemic, and foreign central banks responded similarly with accommodative measures. The European Central Bank increased its pandemic emergency purchase program to more than 1.3 trillion euros. The Bank of England reduced its benchmark interest rate to 0.1% in March.

Fund trailed its benchmark

All of the sectors in the Bloomberg Barclays U.S. Aggregate Bond Index produced positive returns for the six-month period. U.S. Treasuries, the largest index sector with a weight of 39.5%, advanced 8.7% and was the primary driver of the benchmark’s overall performance. Corporate bonds, which accounted for 25.3% of the index’s total market capitalization on June 30, 2020, returned 5.0%. Mortgage-backed securities—the benchmark’s second-largest sector at 26.2%—rose 3.6%. Government credit securities and commercial mortgage-backed securities (CMBS) both advanced 5.2%.

The Fund underperformed its benchmark for the period primarily due to sector allocation. Much of the underperformance occurred in the first quarter of 2020 as a result of the COVID-19 related shock. The Fund’s broad overweight to non-Treasury spread sectors was the largest detractor as U.S. Treasuries handily outperformed all other sectors. An overweight allocation to corporate bonds, including a small high-yield corporate position, detracted most. While security selection within the investment-grade corporate sector was positive as companies with the financial flexibility to weather a recession were emphasized, it was not enough to offset the negative impact of the sector allocation. Security selection within CMBS and asset-backed securities also hurt. Yield curve positioning modestly hindered results due to a slightly shorter duration than the Fund’s benchmark, as interest rates generally fell during the period.

34      2020 Semiannual Report  ∎  TIAA-CREF Life Funds

Core Bond Fund

Performance as of June 30, 2020

		Total return		Average annual total return		Annual operating expenses*

	Inception date	6 months	1 year	5 years	10 years	gross	net
Core Bond Fund	7/8/03	4.34%	6.93%	4.37%	4.05%	0.37%	0.35%
Bloomberg Barclays U.S. Aggregate Bond Index	—	6.14	8.74	4.30	3.82	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2020

Core Bond Fund	Beginning account value (1/1/20)	Ending account value (6/30/20)	Expenses paid during period* (1/1/20–6/30/20)
Actual return	$1,000.00	$1,043.44	$1.78
5% annual hypothetical return	1,000.00	1,023.12	1.76

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2020. The Fund’s annualized six-month expense ratio for that period was 0.35%. The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

TIAA-CREF Life Funds  ◾  2020 Semiannual Report     35

Core Bond Fund

Fund profile

as of 6/30/2020
Net assets	$203.01 million
Portfolio turnover rate*	59%
Portfolio turnover rate, excluding mortgage dollar-roll transactions*	47%
Number of issues	947
Option-adjusted duration‡	5.35 years
Average maturity§	7.81 years

*	The portfolio turnover rate covers the six-month period from January 1, 2020–June 30, 2020, and is not annualized.
‡

Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.

§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition

Sector	% of net assets as of 6/30/2020
Corporate bonds	34.9
Mortgage-backed securities	19.9
Foreign government & corporate bonds denominated in U.S. dollars	13.9
U.S. Treasury securities	8.6
Asset-backed securities	8.2
Commercial mortgage-backed securities	6.6
Municipal bonds	3.8
Bank loan obligations	1.4
Preferred stock	0.1
Short-term investments, other assets & liabilities, net	2.6
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 6/30/2020
Less than 1 year	5.3
1–3 years	17.6
3–5 years	24.1
5–10 years	36.9
Over 10 years	16.1
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 6/30/2020
U.S. Treasury & U.S. agency securities*	28.0
Aaa/AAA	6.6
Aa/AA	7.6
A/A	19.0
Baa/BBB	30.9
Ba/BB	2.6
B/B	1.8
Below B/B	0.6
Non-rated	2.9
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

36      2020 Semiannual Report  ∎  TIAA-CREF Life Funds

Money Market Fund

Performance for the six months ended June 30, 2020

The Money Market Fund returned 0.41% for the six months, compared with the 0.27% return of the iMoneyNet Money Fund Averages™—All Government, a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average.

The U.S. economy closed 2019 with steady, moderate growth, but it was jolted in March 2020 by the COVID-19 pandemic and efforts to contain the spread of the virus. The unemployment rate jumped from 3.6% in January 2020 to 14.7% in April before ending the period at 11.1%. Core inflation, which includes all items except food and energy, held steady at 1.2% for the twelve months ended June 30, 2020. In March, the Federal Reserve took swift action and substantially lowered the federal funds target rate—a key short-term interest-rate measure—to 0.00%–0.25%. The Fed also stated that it remains committed to monetary policies designed to spur economic growth.

As a result of the heightened volatility in the financial markets during the period, government money market fund assets experienced steady increases, with growth of more than $1 trillion between December 2019 and May 2020.

The low interest-rate environment pushed yields on the short-term government securities in which the Fund invests sharply lower. The “secured overnight financing rate” (SOFR), which represents dealer transactions in Treasury collateralized overnight repurchase agreements, has become widely accepted by government agencies as a key indicator of short-term government money market rates. Over the six-month period, SOFR declined from 1.54% on January 2, 2020, to 0.10% on June 30, 2020. As a result, with short-term interest rates at historic lows, money market fund yields followed suit—a trend that is expected to continue.

Fund surpassed the iMoneyNet average

For the six-month period, the Money Market Fund’s return outperformed that of the iMoneyNet average. In pursuit of additional yield, the Fund continued to invest in longer-dated floating-rate government agency securities, which was generally beneficial. As of June 30, 2020, the Fund’s weighted average maturity (WAM) was 49 days, versus 42 days for the iMoneyNet average, and this longer WAM also benefited the Fund’s relative performance.

Effective October 1, 2020, Joseph Rolston is no longer a portfolio manager of the Money Market Fund. Chad Kemper and Andrew Hurst each continue to be portfolio managers on the Fund.

TIAA-CREF Life Funds  ◾  2020 Semiannual Report     37

Money Market Fund

Net annualized yield for the 7 days ended June 30, 2020§

	Current yield	Effective yield
Money Market Fund	0.02%	0.02%
iMoneyNet Money Fund Averages™—All Government‡	0.03	0.03

The current yield more closely reflects current earnings than does the total return.

§	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of June 30, 2020

		Total return		Average annual total return		Annual operating expenses*

	Inception date	6 months	1 year	5 years	10 years	gross	net
Money Market Fund	7/8/03	0.41%	1.35%	1.05%	0.53%	0.23%	0.15%
iMoneyNet Money Fund Averages™—All Government‡	—	0.27	1.06	0.80	0.41	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, the 7-day current and effective annualized yields and total returns would have been lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You could lose money by investing in this Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund’s sponsor has no legal obligation to provide support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. For a detailed discussion of risk, please see the prospectus. The current yield more closely reflects current earnings than does the total return.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

‡

The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. Agencies, repurchase agreements and government-backed floating-rate notes. You cannot invest directly in it.

38      2020 Semiannual Report  ∎  TIAA-CREF Life Funds

Money Market Fund

Expense example

Six months ended June 30, 2020

Money Market Fund	Beginning account value (1/1/20)	Ending account value (6/30/20)	Expenses paid during period* (1/1/20–6/30/20)
Actual return	$1,000.00	$1,004.06	$0.75
5% annual hypothetical return	1,000.00	1,024.12	0.75

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2020. The Fund’s annualized six-month expense ratio for that period was 0.15%. The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 6/30/2020
Net assets	$130.75 million
Number of issues	79

Portfolio composition

Sector	% of net assets as of 6/30/2020
U.S. government agency securities*	48.8
U.S. Treasury securities*	35.8
Floating-rate securities, government*	15.7
Other assets & liabilities, net	–0.3
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

TIAA-CREF Life Funds  ◾  2020 Semiannual Report     39

Balanced Fund

Performance for the six months ended June 30, 2020

The Balanced Fund returned –0.08% for the period, compared with the 0.92% return of its benchmark, the Balanced Fund Composite Index, which is a weighted average of the Russell 3000® Index, the MSCI EAFE® Index and the Bloomberg Barclays U.S. Aggregate Bond Index. For the twelve months ended June 30, 2020, the Fund returned 5.59%, versus 7.06% for the index.

During the six-month period, the U.S. economy was jolted by the COVID-19 pandemic and efforts to contain the spread of the virus. The unemployment rate jumped from 3.6% in January 2020 to 14.7% in April before ending the period at 11.1%. Core inflation, which includes all items except food and energy, held steady at 1.2% for the twelve months ended June 30, 2020. The Federal Reserve cut the federal funds target rate twice in March, reducing the key short-term interest-rate measure to 0.00%–0.25%.

U.S. stocks, as measured by the Russell 3000 Index, posted an overall return of –3.48%. Growth stocks advanced, outperforming value shares, while large-cap stocks surpassed smaller equities. (Returns by investment style and capitalization size are based on the Russell indexes.) The MSCI EAFE Index, which measures the performance of stocks in 21 developed markets outside North America, returned –11.34%. (The MSCI EAFE Index returns are in U.S. dollars.) The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, rose 6.14%, driven by declining market yields as well as strength in the U.S. Treasuries sector.

Fund trailed its composite benchmark

For the six-month period, the Fund’s absolute return—that is, without regard to the performance of its composite benchmark—was hurt mostly by losses in U.S. stocks held by the underlying funds of the Balanced Fund. The Small-Cap Equity Fund posted the largest decline, followed by the Large-Cap Value Fund. In contrast, the Growth Equity Fund was a bright spot as it posted double-digit gains.

The Fund underperformed its composite benchmark for the period, hurt by weakness in its underlying U.S. fixed-income and equity funds. Among them, the Core Bond Fund was the largest detractor, followed by the Small-Cap Equity Fund and the Growth & Income Fund.

Conversely, the Growth Equity Fund was the largest contributor to the Fund’s performance relative to its benchmark. The International Equity Fund and the Real Estate Securities Fund were also beneficial.

40      2020 Semiannual Report  ∎  TIAA-CREF Life Funds

Balanced Fund

Performance as of June 30, 2020

		Total return		Average annual total return			Annual operating expenses*#

	Inception date	6 months	1 year	5 years	since inception		gross	net
Balanced Fund	1/31/14	–0.08%	5.59%	6.04%	6.22%		0.61%	0.51%
Balanced Fund Composite Index†	—	0.92	7.06	6.67	6.73	§	—	—
Broad market index
Morningstar Moderately Conservative Target Risk Index	—	0.78	5.74	5.58	5.21	§	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

#	These expenses include underlying fund expenses.
†

As of the close of business on June 30, 2020, the Balanced Fund Composite Index consisted of: 50.0% Bloomberg Barclays U.S. Aggregate Bond Index; 40.0% Russell 3000® Index; and 10.0% MSCI EAFE® Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

§	Performance is calculated from the inception date of the Fund.

TIAA-CREF Life Funds  ◾  2020 Semiannual Report     41

Balanced Fund

Expense example

Six months ended June 30, 2020

Balanced Fund	Beginning account value (1/1/20)	Ending account value (6/30/20)	Expenses paid during period* (1/1/20–6/30/20)	Effective expenses paid during period† (1/1/20–6/30/20)
Actual return	$1,000.00	$999.20	$0.50	$2.54
5% annual hypothetical return	1,000.00	1,024.37	0.50	2.56

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2020. The Fund’s annualized six-month expense ratio for that period was 0.10%. The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

†

“Effective expenses paid during period” is based on the Fund’s total expense ratio for the most recent fiscal half-year, which includes the Fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the Fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.51%.

For more information about this expense example, please see page 9.

Fund profile

as of 6/30/2020
Net assets	$64.55 million

Asset allocation

% of net assets as of 6/30/20
Equity
U.S. equity	40.16
International equity	10.03

Fixed income	49.74
Other assets & liabilities, net	0.07
Total	100.00

Target allocation

Equity 50.00% Fixed Income 50.00%

42      2020 Semiannual Report  ∎  TIAA-CREF Life Funds

Summary portfolio of investments (unaudited)

Growth Equity Fund  ▪  June 30, 2020

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
2,965	*	Tesla, Inc	$3,201,636	2.5%
		Other	195,034	0.1

			3,396,670	2.6

CAPITAL GOODS
24,038	*	Raytheon Technologies Corp	1,481,221	1.1
		Other	723,852	0.6

			2,205,073	1.7

COMMERCIAL & PROFESSIONAL SERVICES
6,007		Equifax, Inc	1,032,483	0.8
		Other	999,559	0.8

			2,032,042	1.6

CONSUMER DURABLES & APPAREL
24,039		Nike, Inc (Class B)	2,357,024	1.8

			2,357,024	1.8

CONSUMER SERVICES
15,274		Starbucks Corp	1,124,013	0.9
		Other	154,686	0.1

			1,278,699	1.0

DIVERSIFIED FINANCIALS
6,749		S&P Global, Inc	2,223,661	1.7
		Other	957,967	0.8

			3,181,628	2.5

ENERGY			250,651	0.2

HEALTH CARE EQUIPMENT & SERVICES
18,736		Alcon, Inc (XNYS)	1,073,948	0.8
		Other	2,003,496	1.6

			3,077,444	2.4

MATERIALS
2,004		Sherwin-Williams Co	1,158,011	0.9
		Other	681,934	0.5

			1,839,945	1.4

MEDIA & ENTERTAINMENT
2,108	*	Alphabet, Inc (Class A)	2,989,249	2.3
1,831	*	Alphabet, Inc (Class C)	2,588,320	2.0
28,693	*	Facebook, Inc	6,515,320	5.0
3,655	*	Match Group, Inc	1,182,027	0.9
3,274	*	Netflix, Inc	1,489,801	1.2
20,640		Walt Disney Co	2,301,566	1.8
		Other	1,124,310	0.9

			18,190,593	14.1

See notes to financial statements	TIAA-CREF Life Funds ▪ 2020 Semiannual Report	43

Summary portfolio of investments (unaudited)	continued

Growth Equity Fund  ▪  June 30, 2020

Shares		Company	Value	% of net assets

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
15,806		AbbVie, Inc	$1,551,833	1.2%
33,024		AstraZeneca plc	3,436,953	2.7
8,455	*	BioMarin Pharmaceutical, Inc	1,042,840	0.8
15,746		Eli Lilly & Co	2,585,178	2.0
4,061	*	Illumina, Inc	1,503,991	1.2
2,476		Lonza Group AG.	1,311,530	1.0
4,378	*	Regeneron Pharmaceuticals, Inc	2,730,340	2.1
10,527	*	Vertex Pharmaceuticals, Inc	3,056,093	2.4
61,501	*,g	Wuxi Biologics Cayman, Inc	1,128,888	0.9
9,023		Zoetis, Inc	1,236,512	0.9
		Other	2,115,046	1.6

			21,699,204	16.8

RETAILING
3,527	*	Amazon.com, Inc	9,730,358	7.5
652	*	Booking Holdings, Inc	1,038,206	0.8
5,602		Home Depot, Inc	1,403,357	1.1
10,638		Lowe’s Companies, Inc	1,437,407	1.1
24,298		TJX Companies, Inc	1,228,507	1.0
		Other	483,529	0.4

			15,321,364	11.9

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
23,143	*	Advanced Micro Devices, Inc	1,217,553	0.9
18,941		Applied Materials, Inc	1,144,983	0.9
3,718		Broadcom, Inc	1,173,438	0.9
4,235		Lam Research Corp	1,369,853	1.0
33,499		Marvell Technology Group Ltd	1,174,475	0.9
8,476		NVIDIA Corp	3,220,117	2.5
11,091		NXP Semiconductors NV	1,264,818	1.0
10,007		Texas Instruments, Inc	1,270,589	1.0
		Other	647,867	0.5

			12,483,693	9.6

SOFTWARE & SERVICES
6,519	*	Adobe, Inc	2,837,786	2.2
1,171	*,g	Adyen NV	1,704,383	1.3
11,017	*	Akamai Technologies, Inc	1,179,811	0.9
6,858		Intuit, Inc	2,031,271	1.6
8,053		Mastercard, Inc (Class A)	2,381,272	1.8
34,934		Microsoft Corp	7,109,418	5.5
14,564	*	PayPal Holdings, Inc	2,537,486	1.9
20,415	*	salesforce.com, Inc	3,824,342	3.0
19,453		Visa, Inc (Class A)	3,757,736	2.9
		Other	3,502,190	2.7

			30,865,695	23.8

44	2020 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Growth Equity Fund  ▪  June 30, 2020

Shares		Company		Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
17,968	n	Apple, Inc		$6,554,727	5.1%
10,803	*	Keysight Technologies, Inc		1,088,726	0.8

				7,643,453	5.9

TELECOMMUNICATION SERVICES				290,891	0.2

TRANSPORTATION
6,937		Kansas City Southern		1,035,625	0.8
40,908	*	Uber Technologies, Inc		1,271,420	1.0

				2,307,045	1.8

		TOTAL COMMON STOCKS	(Cost $74,784,789)	128,421,114	99.3

		TOTAL PORTFOLIO	(Cost $74,784,789)	128,421,114	99.3
		OTHER ASSETS & LIABILITIES, NET		872,497	0.7

		NET ASSETS		$129,293,611	100.0%

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/20, the aggregate value of these securities, including those in “Other,” is $2,833,271 or 2.2% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Written options outstanding as of June 30, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value

Apple, Inc, Call	4	$(3,494)	$330.00	09/18/20	$(18,200)
Apple, Inc, Call	4	(3,451)	350.00	09/18/20	(12,240)
Apple, Inc, Call	4	(4,702)	330.00	12/18/20	(20,928)
Apple, Inc, Put	4	(1,719)	240.00	07/17/20	(28)
Apple, Inc, Put	4	(2,966)	240.00	09/18/20	(648)
Apple, Inc, Put	4	(8,532)	250.00	12/18/20	(2,160)

Total	24	$(24,864)			$(54,204)

See notes to financial statements	TIAA-CREF Life Funds ▪ 2020 Semiannual Report	45

Summary portfolio of investments (unaudited)

Growth & Income Fund  ▪  June 30, 2020

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$662,710	0.5%

BANKS
85,795		Bank of America Corp	2,037,631	1.4
30,180	n	Citigroup, Inc	1,542,198	1.1
26,692		JPMorgan Chase & Co	2,510,649	1.7
		Other	194,170	0.1

			6,284,648	4.3

CAPITAL GOODS
9,768		Dover Corp	943,198	0.7
10,943		Eaton Corp	957,294	0.7
9,726	n	Honeywell International, Inc	1,406,282	1.0
4,866		L3Harris Technologies, Inc	825,614	0.6
		Other	5,874,184	3.9

			10,006,572	6.9

COMMERCIAL & PROFESSIONAL SERVICES			1,362,731	0.9

CONSUMER DURABLES & APPAREL			2,681,349	1.8

CONSUMER SERVICES			798,348	0.5

DIVERSIFIED FINANCIALS
25,862		Morgan Stanley	1,249,135	0.8
		Other	1,668,932	1.2

			2,918,067	2.0

ENERGY
16,633	n	Chevron Corp	1,484,163	1.0
		Other	1,813,272	1.3

			3,297,435	2.3

FOOD & STAPLES RETAILING
10,971		Walmart, Inc	1,314,106	0.9

			1,314,106	0.9

FOOD, BEVERAGE & TOBACCO
21,332		Coca-Cola Co	953,114	0.6
21,629		Mondelez International, Inc	1,105,891	0.8
11,147		PepsiCo, Inc	1,474,302	1.0
		Other	1,853,822	1.3

			5,387,129	3.7

HEALTH CARE EQUIPMENT & SERVICES
11,759		Baxter International, Inc	1,012,450	0.7
24,928	*,n	Boston Scientific Corp	875,222	0.6
7,769		Danaher Corp	1,373,792	0.9
3,483	n	Humana, Inc	1,350,533	0.9
3,654		UnitedHealth Group, Inc	1,077,747	0.7
		Other	5,630,111	4.0

			11,319,855	7.8

46	2020 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Growth & Income Fund  ▪  June 30, 2020

Shares		Company	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
17,395		Procter & Gamble Co	$2,079,920	1.4%
		Other	1,384,695	1.0

			3,464,615	2.4

INSURANCE
7,124		Chubb Ltd	902,041	0.6
		Other	2,651,260	1.9

			3,553,301	2.5

MATERIALS
8,275		Linde plc	1,755,210	1.2
		Other	2,803,122	1.9

			4,558,332	3.1

MEDIA & ENTERTAINMENT
3,182	*,n	Alphabet, Inc (Class C)	4,498,107	3.1
26,353		Comcast Corp (Class A)	1,027,240	0.7
13,551	*	Facebook, Inc	3,077,026	2.1
2,711	*	Netflix, Inc	1,233,613	0.9
13,007	n	Walt Disney Co	1,450,411	1.0
		Other	1,719,912	1.2

			13,006,309	9.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
19,860		AbbVie, Inc	1,949,855	1.4
6,360		Eli Lilly & Co	1,044,185	0.7
1,835	*	Regeneron Pharmaceuticals, Inc	1,144,398	0.8
		Other	8,380,231	5.7

			12,518,669	8.6

REAL ESTATE
4,337		American Tower Corp	1,121,288	0.8
10,482		Prologis, Inc	978,285	0.7
		Other	334,997	0.2

			2,434,570	1.7

RETAILING
2,398	*,n	Amazon.com, Inc	6,615,650	4.6
11,051		Best Buy Co, Inc	964,421	0.7
8,698	n	Home Depot, Inc	2,178,936	1.5
		Other	3,146,754	2.1

			12,905,761	8.9

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
24,546		Intel Corp	1,468,587	1.0
25,395		Marvell Technology Group Ltd	890,349	0.6
4,680		NVIDIA Corp	1,777,979	1.2
11,296		QUALCOMM, Inc	1,030,308	0.7
		Other	4,596,232	3.2

			9,763,455	6.7

See notes to financial statements	TIAA-CREF Life Funds ▪ 2020 Semiannual Report	47

Summary portfolio of investments (unaudited)	continued

Growth & Income Fund  ▪  June 30, 2020

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES
6,388		Fidelity National Information Services, Inc		$856,567	0.6%
6,162	n	Mastercard, Inc (Class A)		1,822,103	1.3
43,791		Microsoft Corp		8,911,906	6.1
10,050	*	PayPal Holdings, Inc		1,751,012	1.2
8,153	*	salesforce.com, Inc		1,527,301	1.0
		Other		2,645,758	1.8

				17,514,647	12.0

TECHNOLOGY HARDWARE & EQUIPMENT
23,311	n	Apple, Inc		8,503,853	5.8
23,504		Cisco Systems, Inc		1,096,226	0.8
9,939		TE Connectivity Ltd		810,525	0.5
		Other		1,626,526	1.1

				12,037,130	8.2

TELECOMMUNICATION SERVICES
33,205		AT&T, Inc		1,003,787	0.7
24,010		Verizon Communications, Inc		1,323,671	0.9
		Other		920,098	0.6

				3,247,556	2.2

TRANSPORTATION
8,411		United Parcel Service, Inc (Class B)		935,135	0.6
		Other		520,943	0.4

				1,456,078	1.0

UTILITIES
5,003		NextEra Energy, Inc		1,201,571	0.8
		Other		2,017,835	1.4

				3,219,406	2.2

		TOTAL COMMON STOCKS	(Cost $92,679,328)	145,712,779	100.1

PURCHASED OPTIONS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				480	0.0

		TOTAL PURCHASED OPTIONS	(Cost $18,012)	480	0.0

RIGHTS / WARRANTS
TELECOMMUNICATION SERVICES				479	0.0

		TOTAL RIGHTS / WARRANTS	(Cost $1,055)	479	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT				350,000	0.2

		TOTAL SHORT-TERM INVESTMENTS	(Cost $350,000)	350,000	0.2

		TOTAL PORTFOLIO	(Cost $93,048,395)	146,063,738	100.3
		OTHER ASSETS & LIABILITIES, NET		(538,558)	(0.3)

		NET ASSETS		$145,525,180	100.0%

48	2020 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Growth & Income Fund  ▪  June 30, 2020

*	Non-income producing
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/20, the aggregate value of securities on loan is $280,661. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

At 6/30/20, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $376,533 or 0.3% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Purchased options outstanding as of June 30, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value

Biogen, Inc, Call	6	$18,012	$390.00	09/18/20	$480

Written options outstanding as of June 30, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value

Acuity Brands, Inc, Put	5	$(10,917)	$85.00	12/18/20	$(4,075)
Alliance Data Systems Corp, Put	20	(19,303)	55.00	12/18/20	(34,100)
Alphabet, Inc, Call	1	(3,407)	1,700.00	09/18/20	(475)
Alphabet, Inc, Put	2	(8,968)	1,340.00	09/18/20	(10,450)
Amazon.com, Inc, Call	3	(14,828)	2,940.00	07/31/20	(16,725)
Amazon.com, Inc, Put	3	(5,044)	2,400.00	07/02/20	(39)
Apple, Inc, Call	7	(17,966)	350.00	12/18/20	(29,155)
Apple, Inc, Call	1	(1,524)	380.00	01/15/21	(2,770)
Apple, Inc, Put	6	(5,795)	265.00	01/15/21	(4,470)
Apple, Inc, Put	1	(1,250)	290.00	01/15/21	(1,175)
Apple, Inc, Put	7	(10,737)	300.00	01/15/21	(9,380)
Arista Networks, Inc, Put	2	(4,527)	165.00	01/15/21	(1,970)
Aspen Technology, Inc, Put	4	(3,898)	90.00	12/18/20	(2,660)
Aspen Technology, Inc, Put	4	(4,859)	95.00	12/18/20	(3,320)
Becton Dickinson and Co, Put	3	(1,987)	220.00	07/17/20	(519)
Biogen, Inc, Call	6	(11,388)	420.00	09/18/20	(270)
Biogen, Inc, Put	3	(9,271)	265.00	01/15/21	(9,090)
Biogen, Inc, Put	5	(17,640)	270.00	01/15/21	(16,400)
Boeing Co, Put	1	(10,228)	220.00	01/15/21	(5,851)
Boston Scientific Corp, Put	10	(1,130)	30.00	11/20/20	(1,360)
Carlisle Cos, Inc, Call	5	(1,617)	150.00	12/18/20	(1,638)
Carlisle Cos, Inc, Put	5	(7,555)	115.00	12/18/20	(5,600)

See notes to financial statements	TIAA-CREF Life Funds ▪ 2020 Semiannual Report	49

Summary portfolio of investments (unaudited)	continued

Growth & Income Fund  ▪  June 30, 2020

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value

Chevron Corp, Call	3	$(1,206)	$105.00	09/18/20	$(390)
Chevron Corp, Call	2	(350)	110.00	09/18/20	(134)
Chevron Corp, Put	5	(1,653)	92.50	08/21/20	(4,175)
Children’s Place, Inc, Call	14	(12,291)	50.00	12/18/20	(7,070)
Children’s Place, Inc, Call	12	(4,175)	60.00	12/18/20	(4,080)
Children’s Place, Inc, Call	14	(14,111)	50.00	01/15/21	(7,770)
Children’s Place, Inc, Put	42	(20,494)	40.00	07/17/20	(19,740)
Children’s Place, Inc, Put	12	(17,855)	45.00	12/18/20	(17,160)
Chipotle Mexican Grill, Inc, Call	1	(5,853)	1,120.00	09/18/20	(5,280)
Chipotle Mexican Grill, Inc, Put	1	(4,708)	860.00	09/18/20	(1,840)
Citigroup, Inc, Call	14	(740)	56.50	07/02/20	(56)
Corteva, Inc, Call	26	(1,666)	32.00	07/17/20	(130)
Corteva, Inc, Put	26	(530)	24.00	07/17/20	(650)
Darden Restaurants, Inc, Put	32	(18,174)	60.00	10/16/20	(13,376)
Darden Restaurants, Inc, Put	16	(10,223)	65.00	10/16/20	(9,600)
Deckers Outdoor Corp, Put	6	(7,255)	160.00	12/18/20	(7,800)
DexCom, Inc, Put	7	(17,695)	320.00	12/18/20	(17,325)
Enphase Energy, Inc, Put	11	(979)	40.00	07/17/20	(1,045)
Enphase Energy, Inc, Put	11	(7,325)	40.00	08/21/20	(3,916)
FedEx Corp, Put	8	(12,299)	155.00	01/15/21	(20,820)
FMC Corp, Call	3	(252)	115.00	07/17/20	(68)
FMC Corp, Put	3	(600)	95.00	07/17/20	(495)
FTI Consulting, Inc, Put	10	(1,304)	85.00	08/21/20	(1,600)
Guidewire Software, Inc, Put	4	(4,199)	85.00	10/16/20	(670)
Guidewire Software, Inc, Put	4	(3,852)	80.00	12/18/20	(850)
Hartford Financial Services Group, Inc, Call	12	(3,041)	50.00	09/18/20	(486)
Hartford Financial Services Group, Inc, Put	12	(3,968)	45.00	09/18/20	(9,150)
Hasbro, Inc, Put	5	(5,585)	72.50	10/16/20	(3,300)
Hasbro, Inc, Put	4	(5,652)	72.50	01/15/21	(3,760)
Hess Corp, Put	8	(6,235)	37.50	11/20/20	(2,196)
Home Depot, Inc, Call	1	(1,298)	260.00	01/15/21	(2,910)
Home Depot, Inc, Call	3	(4,154)	270.00	01/15/21	(3,960)
Home Depot, Inc, Put	3	(1,644)	205.00	08/21/20	(645)
Humana, Inc, Call	3	(8,307)	430.00	11/20/20	(5,085)
Jazz Pharmaceuticals plc, Put	6	(6,285)	105.00	11/20/20	(5,820)
KB Home, Put	28	(1,423)	25.00	07/17/20	(448)
Keysight Technologies, Inc, Put	5	(1,249)	82.50	08/21/20	(575)
Keysight Technologies, Inc, Put	5	(830)	85.00	08/21/20	(825)
Kirby Corp, Put	20	(15,852)	50.00	12/18/20	(11,400)
Lululemon Athletica, Inc, Call	3	(14,856)	310.00	12/18/20	(11,871)
Lululemon Athletica, Inc, Call	8	(31,836)	300.00	01/15/21	(38,160)
Lululemon Athletica, Inc, Put	8	(22,003)	260.00	01/15/21	(15,760)
Lululemon Athletica, Inc, Put	8	(19,073)	270.00	01/15/21	(19,000)
M&T Bank Corp, Put	4	(7,976)	110.00	10/16/20	(6,000)
Mastercard, Inc, Call	2	(1,376)	335.00	10/16/20	(1,150)
Mastercard, Inc, Put	2	(3,778)	260.00	10/16/20	(2,002)

50	2020 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Growth & Income Fund  ▪  June 30, 2020

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value

Motorola Solutions, Inc, Put	4	$(512)	$135.00	07/17/20	$(856)
Motorola Solutions, Inc, Put	3	(2,162)	110.00	10/16/20	(736)
Motorola Solutions, Inc, Put	10	(20,182)	140.00	01/15/21	(14,450)
Nektar Therapeutics, Put	20	(5,286)	18.00	08/21/20	(1,000)
Netflix, Inc, Call	3	(6,201)	500.00	09/18/20	(5,754)
Northrop Grumman Corp, Put	2	(2,873)	280.00	11/20/20	(3,212)
PVH Corp, Put	10	(14,749)	55.00	01/15/21	(14,600)
Roku, Inc, Put	7	(7,457)	105.00	10/16/20	(8,050)
Roku, Inc, Put	7	(13,866)	95.00	10/16/20	(5,250)
Strategic Education, Inc, Put	3	(5,521)	135.00	08/21/20	(1,770)
Teradata Corp, Put	37	(10,962)	25.00	12/18/20	(20,720)
Universal Display Corp, Put	4	(8,837)	130.00	12/18/20	(5,100)
Universal Health Services, Inc, Put	8	(16,415)	115.00	12/18/20	(21,480)
VF Corp, Put	11	(12,035)	60.00	11/20/20	(8,140)
Walt Disney Co, Put	3	(5,534)	115.00	09/18/20	(2,838)
World Wrestling Entertainment, Inc, Put	22	(11,125)	30.00	10/16/20	(2,596)
World Wrestling Entertainment, Inc, Put	16	(9,295)	40.00	01/15/21	(8,480)
Wynn Resorts Ltd, Put	5	(7,780)	90.00	09/18/20	(9,915)
Wynn Resorts Ltd, Put	5	(12,729)	85.00	12/18/20	(10,400)
Wynn Resorts Ltd, Put	10	(26,059)	85.00	01/15/21	(22,300)
Xilinx, Inc, Put	7	(4,655)	77.50	01/15/21	(2,555)
Zendesk, Inc, Put	11	(2,000)	65.00	08/21/20	(825)
Zimmer Biomet Holdings, Inc, Call	5	(3,433)	145.00	09/18/20	(750)
Zimmer Biomet Holdings, Inc, Put	5	(2,807)	125.00	09/18/20	(6,175)
Zscaler, Inc, Put	7	(1,473)	80.00	08/21/20	(595)
Zscaler, Inc, Put	6	(1,845)	75.00	09/18/20	(1,140)

Total	772	$(725,842)			$(631,722)

See notes to financial statements	TIAA-CREF Life Funds ▪ 2020 Semiannual Report	51

Summary portfolio of investments (unaudited)

Large-Cap Value Fund  ▪  June 30, 2020

Shares		Company	Value	% of net assets

COMMON STOCKS
BANKS
76,000		Bank of America Corp	$1,805,000	3.0%
29,725		Citigroup, Inc	1,518,947	2.5
23,650		JPMorgan Chase & Co	2,224,519	3.7
16,625		US Bancorp	612,133	1.0
		Other	935,993	1.6

			7,096,592	11.8

CAPITAL GOODS
5,591		Deere & Co	878,626	1.5
5,874		Dover Corp	567,194	1.0
8,050		Honeywell International, Inc	1,163,950	1.9
15,777		Masco Corp	792,163	1.3
3,856		Parker-Hannifin Corp	706,689	1.2
7,700		Trane Technologies plc	685,146	1.1
		Other	2,157,430	3.6

			6,951,198	11.6

CONSUMER DURABLES & APPAREL
223	*	NVR, Inc	726,701	1.2

			726,701	1.2

CONSUMER SERVICES			821,249	1.4

DIVERSIFIED FINANCIALS
7,750		American Express Co	737,800	1.2
4,820		Goldman Sachs Group, Inc	952,528	1.6
		Other	347,130	0.6

			2,037,458	3.4

ENERGY
13,125		Chevron Corp	1,171,144	1.9
13,600		ConocoPhillips	571,472	1.0
		Other	1,013,591	1.7

			2,756,207	4.6

FOOD & STAPLES RETAILING
8,195		Walmart, Inc	981,597	1.7

			981,597	1.7

FOOD, BEVERAGE & TOBACCO
12,700		Mondelez International, Inc	649,351	1.1
		Other	794,259	1.3

			1,443,610	2.4

HEALTH CARE EQUIPMENT & SERVICES
2,850		Anthem, Inc	749,493	1.2
4,100		Cigna Corp	769,365	1.3
11,275		CVS Health Corp	732,537	1.2
6,700		Medtronic plc	614,390	1.0
2,775		UnitedHealth Group, Inc	818,486	1.4

52	2020 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Large-Cap Value Fund  ▪  June 30, 2020

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES—continued
6,800		Zimmer Biomet Holdings, Inc	$811,648	1.4%
		Other	647,030	1.1

			5,142,949	8.6

HOUSEHOLD & PERSONAL PRODUCTS
7,200		Procter & Gamble Co	860,904	1.4

			860,904	1.4

INSURANCE
21,500		American International Group, Inc	670,370	1.1
4,725	*	Berkshire Hathaway, Inc (Class B)	843,460	1.4
6,748		Chubb Ltd	854,432	1.4
		Other	1,135,107	1.9

			3,503,369	5.8

MATERIALS
10,798	*	Crown Holdings, Inc	703,274	1.2
5,688		PPG Industries, Inc	603,269	1.0
		Other	1,308,368	2.2

			2,614,911	4.4

MEDIA & ENTERTAINMENT
600	*	Alphabet, Inc (Class C)	848,166	1.4
33,750		Comcast Corp (Class A)	1,315,575	2.2
11,925		Walt Disney Co	1,329,757	2.3
		Other	423,333	0.7

			3,916,831	6.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
10,605		Bristol-Myers Squibb Co	623,574	1.0
13,050		Johnson & Johnson	1,835,222	3.1
7,809		Merck & Co, Inc	603,870	1.0
33,550		Pfizer, Inc	1,097,085	1.8
		Other	749,240	1.3

			4,908,991	8.2

REAL ESTATE
7,038		Prologis, Inc	656,856	1.1
		Other	262,888	0.4

			919,744	1.5

RETAILING
5,254		Home Depot, Inc	1,316,180	2.2

			1,316,180	2.2

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
12,774		Applied Materials, Inc	772,188	1.3
24,500		Intel Corp	1,465,835	2.5
		Other	1,720,165	2.8

			3,958,188	6.6

See notes to financial statements	TIAA-CREF Life Funds ▪ 2020 Semiannual Report	53

Summary portfolio of investments (unaudited)	continued

Large-Cap Value Fund  ▪  June 30, 2020

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES
3,680		Accenture plc		$790,170	1.3%
5,500		Microsoft Corp		1,119,305	1.9
		Other		358,315	0.6

				2,267,790	3.8

TECHNOLOGY HARDWARE & EQUIPMENT
21,750		Cisco Systems, Inc		1,014,420	1.7
9,014		TE Connectivity Ltd		735,092	1.2
		Other		270,165	0.4

				2,019,677	3.3

TELECOMMUNICATION SERVICES
11,550		Verizon Communications, Inc		636,752	1.1
		Other		759,699	1.2

				1,396,451	2.3

TRANSPORTATION
5,900		Union Pacific Corp		997,513	1.6
		Other		407,979	0.7

				1,405,492	2.3

UTILITIES
7,905		American Electric Power Co, Inc		629,554	1.0
6,122		Entergy Corp		574,305	1.0
18,462		FirstEnergy Corp		715,956	1.2
		Other		534,858	0.9

				2,454,673	4.1

		TOTAL COMMON STOCKS	(Cost $53,767,272)	59,500,762	99.2

RIGHTS / WARRANTS
TELECOMMUNICATION SERVICES				366	0.0

		TOTAL RIGHTS / WARRANTS	(Cost $805)	366	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT
$670,000	r	Fixed Income Clearing Corp	0.070%, 07/01/20	670,000	1.1

				670,000	1.1

		TOTAL SHORT-TERM INVESTMENTS	(Cost $670,000)	670,000	1.1

		TOTAL PORTFOLIO	(Cost $54,438,077)	60,171,128	100.3
		OTHER ASSETS & LIABILITIES, NET		(171,272)	(0.3)

		NET ASSETS		$59,999,856	100.0%

54	2020 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Value Fund  ▪  June 30, 2020

*	Non-income producing
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 6/30/20 to be repurchased at $670,000 on 7/1/20, collateralized by U.S. Treasury Notes valued at $683,512.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2020 Semiannual Report	55

Summary portfolio of investments (unaudited)

Real Estate Securities Fund  ▪  June 30, 2020

Shares		Company	Value	% of net assets

COMMON STOCKS
ASSET MANAGEMENT & CUSTODY BANKS
10,000		Blackstone Group, Inc	$566,600	0.8%

			566,600	0.8

CASINOS & GAMING			665,925	0.9

DIVERSIFIED REITS
15,000		STORE Capital Corp	357,150	0.5
		Other	128,744	0.2

			485,894	0.7

HEALTH CARE REITS
55,000		Healthpeak Properties Inc	1,515,800	2.1
15,000		Omega Healthcare Investors, Inc	445,950	0.6
26,000		Sabra Healthcare REIT, Inc	375,180	0.5
33,000		Ventas, Inc	1,208,460	1.6
35,000		Welltower, Inc	1,811,250	2.4
		Other	490,800	0.7

			5,847,440	7.9

HOTEL & RESORT REITS
27,000		Host Hotels and Resorts, Inc	291,330	0.4
18,000		MGM Growth Properties LLC	489,780	0.7
40,000		Park Hotels & Resorts, Inc	395,600	0.5
		Other	81,960	0.1

			1,258,670	1.7

HOTELS, RESORTS & CRUISE LINES			391,810	0.5

INDUSTRIAL REITS
25,000		Americold Realty Trust	907,500	1.2
25,000		Duke Realty Corp	884,750	1.2
5,500		EastGroup Properties, Inc	652,355	0.9
59,000		Prologis, Inc	5,506,470	7.4
60,000		Rexford Industrial Realty, Inc	2,485,800	3.3
22,000		Terreno Realty Corp	1,158,080	1.6

			11,594,955	15.6

INTERNET SERVICES & INFRASTRUCTURE
13,000	*	GDS Holdings Ltd (ADR)	1,035,580	1.4
60,000	*	Megaport Ltd	504,639	0.7
50,000	*	NEXTDC Ltd	343,912	0.4

			1,884,131	2.5

OFFICE REITS
12,500		Alexandria Real Estate Equities, Inc	2,028,125	2.7
11,000		Boston Properties, Inc	994,180	1.4
7,500		Kilroy Realty Corp	440,250	0.6
9,000		SL Green Realty Corp	443,610	0.6

56	2020 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Real Estate Securities Fund  ▪  June 30, 2020

Shares	Company		Value	% of net assets

OFFICE REITS—continued
10,000	Vornado Realty Trust		$382,100	0.5%
	Other		223,980	0.3

			4,512,245	6.1

RESIDENTIAL REITS
47,000	American Homes 4 Rent		1,264,300	1.7
8,000	AvalonBay Communities, Inc		1,237,120	1.7
5,000	Camden Property Trust		456,100	0.6
45,000	Equity Lifestyle Properties, Inc		2,811,600	3.8
22,000	Equity Residential		1,294,040	1.7
2,500	Essex Property Trust, Inc		572,925	0.8
85,000	Invitation Homes, Inc		2,340,050	3.1
13,000	Mid-America Apartment Communities, Inc		1,490,710	2.0
22,000	Sun Communities, Inc		2,984,960	4.0

			14,451,805	19.4

RETAIL REITS
13,000	Agree Realty Corp		854,230	1.2
21,000	Realty Income Corp		1,249,500	1.7
25,000	Regency Centers Corp		1,147,250	1.5
19,000	Simon Property Group, Inc		1,299,220	1.7
	Other		631,170	0.9

			5,181,370	7.0

SPECIALIZED REITS
30,000	American Tower Corp		7,756,200	10.4
22,500	Crown Castle International Corp		3,765,375	5.0
7,500	CyrusOne, Inc		545,625	0.7
14,000	Digital Realty Trust, Inc		1,989,540	2.7
7,000	Equinix, Inc		4,916,100	6.6
8,000	Extra Space Storage, Inc		738,960	1.0
30,367	Gaming and Leisure Properties, Inc		1,050,698	1.4
4,000	Lamar Advertising Co		267,040	0.4
7,000	Public Storage, Inc		1,343,230	1.8
8,000	SBA Communications Corp		2,383,360	3.2
55,000	VICI Properties, Inc		1,110,450	1.5
34,000	Weyerhaeuser Co		763,640	1.0
	Other		481,920	0.6

			27,112,138	36.3

	TOTAL COMMON STOCKS	(Cost $51,027,308)	73,952,983	99.4

See notes to financial statements	TIAA-CREF Life Funds ▪ 2020 Semiannual Report	57

Summary portfolio of investments (unaudited)	concluded

Real Estate Securities Fund  ▪  June 30, 2020

Principal		Issuer		Value	% of net assets

SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT
$650,000	r	Fixed Income Clearing Corp	0.070%, 07/01/20	$650,000	0.9%

				650,000	0.9

		TOTAL SHORT-TERM INVESTMENTS	(Cost $650,000)	650,000	0.9

		TOTAL PORTFOLIO	(Cost $51,677,308)	74,602,983	100.3
		OTHER ASSETS & LIABILITIES, NET		(191,262)	(0.3)

		NET ASSETS		$74,411,721	100.0%

Abbreviation(s):

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 6/30/20 to be repurchased at $650,000 on 7/1/20, collateralized by U.S. Treasury Notes valued at $663,020.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

58	2020 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Small-Cap Equity Fund  ▪   June 30, 2020

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$397,213	0.9%

BANKS
6,651		Essent Group Ltd	241,232	0.5
24,870		Investors Bancorp, Inc	211,395	0.5
15,457		Radian Group, Inc	239,738	0.5
13,443		United Community Banks, Inc	270,473	0.6
		Other	3,392,776	7.6

			4,355,614	9.7

CAPITAL GOODS
5,182		Advanced Drainage Systems, Inc	255,991	0.6
7,818	*	Atkore International Group, Inc	213,822	0.5
7,677	*	BMC Stock Holdings, Inc	193,000	0.4
7,901		Comfort Systems USA, Inc	321,966	0.7
4,390		EMCOR Group, Inc	290,355	0.6
6,691		Federal Signal Corp	198,923	0.4
1,520	*	RBC Bearings, Inc	203,741	0.5
13,455		Rexnord Corp	392,213	0.9
		Other	2,615,518	5.9

			4,685,529	10.5

COMMERCIAL & PROFESSIONAL SERVICES
5,103		Exponent, Inc	412,986	0.9
5,110	*	TriNet Group, Inc	311,403	0.7
		Other	814,181	1.8

			1,538,570	3.4

CONSUMER DURABLES & APPAREL
1,160	*	Deckers Outdoor Corp	227,812	0.5
6,230	*	YETI Holdings, Inc	266,208	0.6
		Other	1,279,305	2.9

			1,773,325	4.0

CONSUMER SERVICES			1,368,569	3.0

DIVERSIFIED FINANCIALS
6,312		Stifel Financial Corp	299,378	0.7
		Other	1,047,422	2.3

			1,346,800	3.0

ENERGY			1,075,349	2.4

FOOD & STAPLES RETAILING			257,083	0.6

FOOD, BEVERAGE & TOBACCO			725,113	1.6

HEALTH CARE EQUIPMENT & SERVICES
3,011		Conmed Corp	216,762	0.5
9,618	*	HMS Holdings Corp	311,527	0.7
		Other	2,438,171	5.4

			2,966,460	6.6

See notes to financial statements	TIAA-CREF Life Funds ▪ 2020 Semiannual Report	59

Summary portfolio of investments (unaudited)	continued

Small-Cap Equity Fund  ▪   June 30, 2020

Shares		Company	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS			$349,347	0.8%

INSURANCE			770,094	1.7

MATERIALS
6,585		Boise Cascade Co	247,662	0.6
14,460		Commercial Metals Co	294,984	0.7
3,144		Materion Corp	193,325	0.4
8,643		PolyOne Corp	226,706	0.5
		Other	1,009,010	2.2

			1,971,687	4.4

MEDIA & ENTERTAINMENT			467,743	1.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
14,578	*	Amicus Therapeutics, Inc	219,836	0.5
4,826	*	Natera, Inc	240,624	0.6
		Other	5,106,981	11.4

			5,567,441	12.5

REAL ESTATE
3,371		EastGroup Properties, Inc	399,834	0.9
7,957		National Storage Affiliates Trust	228,048	0.5
2,661		PS Business Parks, Inc	352,316	0.8
9,376		STAG Industrial, Inc	274,904	0.6
		Other	1,728,106	3.9

			2,983,208	6.7

RETAILING
10,503	*	BJ’s Wholesale Club Holdings, Inc	391,447	0.9
10,999		Rent-A-Center, Inc	305,992	0.7
4,823	*	Sleep Number Corp	200,830	0.4
		Other	1,030,755	2.3

			1,929,024	4.3

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
8,835	*	Formfactor, Inc	259,131	0.6
7,722	*	Lattice Semiconductor Corp	219,228	0.5
19,396	*	Rambus, Inc	294,819	0.7
		Other	659,140	1.4

			1,432,318	3.2

SOFTWARE & SERVICES
18,840	*	Digital Turbine, Inc	236,819	0.5
3,869		Mantech International Corp (Class A)	264,988	0.6
13,287		Perspecta, Inc	308,657	0.7
5,018		Progress Software Corp	194,447	0.4
4,607	*,d	SPS Commerce, Inc	346,078	0.8
4,578	*	Workiva, Inc	244,877	0.5
		Other	1,698,391	3.8

			3,294,257	7.3

60	2020 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Small-Cap Equity Fund  ▪   June 30, 2020

Shares		Company		Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
4,353	*	Insight Enterprises, Inc		$214,168	0.5%
8,821	*	Sanmina Corp		220,878	0.5
		Other		1,047,645	2.3

				1,482,691	3.3

TELECOMMUNICATION SERVICES				361,382	0.8

TRANSPORTATION
4,671	*	Hub Group, Inc (Class A)		223,554	0.5
		Other		504,003	1.1

				727,557	1.6

UTILITIES
6,919		Avista Corp		251,783	0.6
3,610		NorthWestern Corp		196,817	0.4
6,813		Portland General Electric Co		284,852	0.6
3,627		Spire, Inc		238,330	0.5
		Other		409,026	1.0

				1,380,808	3.1

		TOTAL COMMON STOCKS	(Cost $42,219,338)	43,207,182	96.4

Principal		Issuer

SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT
$1,590,000	r	Fixed Income Clearing Corp	0.070%, 07/01/20	1,590,000	3.5

				1,590,000	3.5

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
252,290	c	State Street Navigator Securities Lending Government Money Market Portfolio		252,290	0.6

				252,290	0.6

		TOTAL SHORT-TERM INVESTMENTS	(Cost $1,842,290)	1,842,290	4.1

		TOTAL PORTFOLIO	(Cost $44,061,628)	45,049,472	100.5
		OTHER ASSETS & LIABILITIES, NET		(214,126)	(0.5)

		NET ASSETS		$44,835,346	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 6/30/20 to be repurchased at $1,590,000 on 7/1/20, collateralized by U.S. Treasury Notes valued at $1,621,891.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/20, the aggregate value of securities on loan is $360,209.See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2020 Semiannual Report	61

Summary portfolio of investments (unaudited)	concluded

Small-Cap Equity Fund  ▪   June 30, 2020

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of June 30, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)

Russell 2000 E Mini Index	21	09/18/20	$1,523,235	$1,509,480	$(13,755)

62	2020 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Social Choice Equity Fund  ▪  June 30, 2020

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
540	*	Tesla, Inc	$583,097	0.9%
		Other	73,053	0.1

			656,150	1.0

BANKS
3,588		PNC Financial Services Group, Inc	377,494	0.6
		Other	1,523,502	2.2

			1,900,996	2.8

CAPITAL GOODS
2,945		3M Co	459,391	0.7
2,193		Illinois Tool Works, Inc	383,446	0.6
		Other	2,774,153	4.1

			3,616,990	5.4

COMMERCIAL & PROFESSIONAL SERVICES			985,178	1.5

CONSUMER DURABLES & APPAREL
5,438		Nike, Inc (Class B)	533,196	0.8
		Other	438,548	0.6

			971,744	1.4

CONSUMER SERVICES
6,268		Starbucks Corp	461,262	0.7
		Other	1,048,129	1.6

			1,509,391	2.3

DIVERSIFIED FINANCIALS
687		BlackRock, Inc	373,790	0.6
4,625		Intercontinental Exchange Group, Inc	423,650	0.6
9,005		Morgan Stanley	434,941	0.7
1,510		S&P Global, Inc	497,515	0.7
		Other	1,916,311	2.9

			3,646,207	5.5

ENERGY
5,721		Chevron Corp	510,485	0.8
		Other	1,361,887	2.0

			1,872,372	2.8

FOOD & STAPLES RETAILING			351,505	0.5

FOOD, BEVERAGE & TOBACCO
14,315		Coca-Cola Co	639,594	0.9
5,408		PepsiCo, Inc	715,262	1.1
		Other	793,581	1.2

			2,148,437	3.2

See notes to financial statements	TIAA-CREF Life Funds ▪ 2020 Semiannual Report	63

Summary portfolio of investments (unaudited)	continued

Social Choice Equity Fund  ▪  June 30, 2020

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
3,078		UnitedHealth Group, Inc	$907,856	1.4%
		Other	3,759,228	5.6

			4,667,084	7.0

HOUSEHOLD & PERSONAL PRODUCTS
7,967		Procter & Gamble Co	952,614	1.4
		Other	718,715	1.1

			1,671,329	2.5

INSURANCE			1,960,461	2.9

MATERIALS
1,957		Ecolab, Inc	389,345	0.6
2,642		Linde plc	560,395	0.8
		Other	1,058,381	1.6

			2,008,121	3.0

MEDIA & ENTERTAINMENT
5,026		Activision Blizzard, Inc	381,473	0.6
772	*	Alphabet, Inc (Class A)	1,094,735	1.6
764	*	Alphabet, Inc (Class C)	1,079,998	1.6
18,055		Comcast Corp (Class A)	703,784	1.1
		Other	1,637,926	2.4

			4,897,916	7.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
5,359		AbbVie, Inc	526,147	0.8
2,504		Amgen, Inc	590,593	0.9
9,609		Bristol-Myers Squibb Co	565,009	0.8
3,673		Eli Lilly & Co	603,033	0.9
5,145		Gilead Sciences, Inc	395,856	0.6
9,494		Merck & Co, Inc	734,171	1.1
1,674	*	Vertex Pharmaceuticals, Inc	485,979	0.7
3,173		Zoetis, Inc	434,828	0.7
		Other	1,299,951	1.9

			5,635,567	8.4

REAL ESTATE
2,209		American Tower Corp	571,115	0.9
4,814		Prologis, Inc	449,291	0.7
		Other	1,408,324	2.0

			2,428,730	3.6

RETAILING
289	*	Booking Holdings, Inc	460,186	0.7
7,832		eBay, Inc	410,788	0.6
3,433		Home Depot, Inc	860,001	1.3
2,946		Lowe’s Companies, Inc	398,063	0.6
		Other	1,814,589	2.7

			3,943,627	5.9

64	2020 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Social Choice Equity Fund  ▪  June 30, 2020

Shares		Company		Value	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
14,676		Intel Corp		$878,065	1.3%
2,163		NVIDIA Corp		821,745	1.2
4,542		Texas Instruments, Inc		576,698	0.9
		Other		509,983	0.8

				2,786,491	4.2

SOFTWARE & SERVICES
2,890		Accenture plc		620,541	0.9
1,822	*	Adobe, Inc		793,135	1.2
1,593	*	Autodesk, Inc		381,030	0.6
4,603		International Business Machines Corp		555,904	0.8
1,577		Intuit, Inc		467,092	0.7
17,915	d	Microsoft Corp		3,645,882	5.4
3,593	*	salesforce.com, Inc		673,077	1.0
		Other		2,173,494	3.3

				9,310,155	13.9

TECHNOLOGY HARDWARE & EQUIPMENT
9,764		Apple, Inc		3,561,907	5.3
16,242		Cisco Systems, Inc		757,527	1.2
		Other		735,618	1.1

				5,055,052	7.6

TELECOMMUNICATION SERVICES
14,746		Verizon Communications, Inc		812,947	1.2
		Other		69,402	0.1

				882,349	1.3

TRANSPORTATION
5,313		CSX Corp		370,529	0.6
3,878		United Parcel Service, Inc (Class B)		431,156	0.7
		Other		684,235	0.9

				1,485,920	2.2

UTILITIES				2,044,739	3.1

		TOTAL COMMON STOCKS	(Cost $44,664,381)	66,436,511	99.3

Principal		Issuer

SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT				270,000	0.4

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
46,292	c	State Street Navigator Securities Lending Government Money Market Portfolio		46,292	0.1

				46,292	0.1

		TOTAL SHORT-TERM INVESTMENTS	(Cost $316,292)	316,292	0.5

		TOTAL PORTFOLIO	(Cost $44,980,673)	66,752,803	99.8
		OTHER ASSETS & LIABILITIES, NET		168,775	0.2

		NET ASSETS		$66,921,578	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2020 Semiannual Report	65

Summary portfolio of investments (unaudited)	concluded

Social Choice Equity Fund  ▪  June 30, 2020

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/20, the aggregate value of securities on loan is $184,298. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of June 30, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)

S&P 500 E Mini Index	3	09/18/20	$476,263	$463,530	$(12,733)

66	2020 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Stock Index Fund  ▪  June 30, 2020

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
2,667	*	Tesla, Inc	$2,879,853	0.5%
		Other	2,349,641	0.4

			5,229,494	0.9

BANKS
139,601		Bank of America Corp	3,315,524	0.6
54,653		JPMorgan Chase & Co	5,140,661	1.0
		Other	13,652,757	2.4

			22,108,942	4.0

CAPITAL GOODS			32,097,701	5.8

COMMERCIAL & PROFESSIONAL SERVICES			5,984,185	1.0

CONSUMER DURABLES & APPAREL
21,869		Nike, Inc (Class B)	2,144,255	0.4
		Other	5,015,057	0.9

			7,159,312	1.3

CONSUMER SERVICES
13,431		McDonald’s Corp	2,477,616	0.5
		Other	7,667,744	1.3

			10,145,360	1.8

DIVERSIFIED FINANCIALS			17,696,324	3.2

ENERGY
33,740		Chevron Corp	3,010,620	0.6
76,363	d	Exxon Mobil Corp	3,414,953	0.6
		Other	7,965,219	1.4

			14,390,792	2.6

FOOD & STAPLES RETAILING
7,973		Costco Wholesale Corp	2,417,493	0.4
25,170		Walmart, Inc	3,014,863	0.6
		Other	1,953,829	0.3

			7,386,185	1.3

FOOD, BEVERAGE & TOBACCO
69,821		Coca-Cola Co	3,119,602	0.6
25,039		PepsiCo, Inc	3,311,658	0.6
		Other	11,296,527	2.0

			17,727,787	3.2

HEALTH CARE EQUIPMENT & SERVICES
31,216		Abbott Laboratories	2,854,079	0.5
24,220		Medtronic plc	2,220,974	0.4
17,024		UnitedHealth Group, Inc	5,021,229	0.9
		Other	25,881,076	4.7

			35,977,358	6.5

See notes to financial statements	TIAA-CREF Life Funds ▪ 2020 Semiannual Report	67

Summary portfolio of investments (unaudited)	continued

Stock Index Fund  ▪  June 30, 2020

Shares		Company	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
43,949		Procter & Gamble Co	$5,254,982	1.0%
		Other	4,031,755	0.7

			9,286,737	1.7

INSURANCE
35,168	*	Berkshire Hathaway, Inc (Class B)	6,277,840	1.1
		Other	11,690,549	2.1

			17,968,389	3.2

MATERIALS			14,940,305	2.7

MEDIA & ENTERTAINMENT
5,418	*	Alphabet, Inc (Class A)	7,682,995	1.4
5,348	*	Alphabet, Inc (Class C)	7,559,986	1.4
81,813		Comcast Corp (Class A)	3,189,071	0.6
43,339	*	Facebook, Inc	9,840,987	1.8
7,679	*	Netflix, Inc	3,494,252	0.6
32,457		Walt Disney Co	3,619,280	0.7
		Other	8,887,098	1.5

			44,273,669	8.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
31,797		AbbVie, Inc	3,121,829	0.6
10,628		Amgen, Inc	2,506,720	0.5
40,882		Bristol-Myers Squibb Co	2,403,862	0.4
15,220		Eli Lilly & Co	2,498,820	0.4
47,589		Johnson & Johnson	6,692,441	1.2
45,604		Merck & Co, Inc	3,526,557	0.6
100,384		Pfizer, Inc	3,282,557	0.6
7,136		Thermo Fisher Scientific, Inc	2,585,658	0.5
		Other	19,439,221	3.5

			46,057,665	8.3

REAL ESTATE			19,832,307	3.6

RETAILING
7,648	*	Amazon.com, Inc	21,099,455	3.8
19,385		Home Depot, Inc	4,856,136	0.9
		Other	13,878,759	2.5

			39,834,350	7.2

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
7,063		Broadcom, Inc	2,229,153	0.4
76,500		Intel Corp	4,576,995	0.8
10,670		NVIDIA Corp	4,053,640	0.7
16,575		Texas Instruments, Inc	2,104,528	0.4
		Other	11,899,205	2.1

			24,863,521	4.4

68	2020 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Stock Index Fund  ▪  June 30, 2020

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES
11,519		Accenture plc		$2,473,360	0.5%
8,694	*	Adobe, Inc		3,784,585	0.7
15,929		Mastercard, Inc (Class A)		4,710,205	0.8
135,159		Microsoft Corp		27,506,208	4.9
21,209	*	PayPal Holdings, Inc		3,695,244	0.7
15,634	*	salesforce.com, Inc		2,928,717	0.5
30,478		Visa, Inc (Class A)		5,887,435	1.1
		Other		33,383,568	6.0

				84,369,322	15.2

TECHNOLOGY HARDWARE & EQUIPMENT
73,811		Apple, Inc		26,926,253	4.9
76,638		Cisco Systems, Inc		3,574,396	0.7
		Other		6,771,782	1.1

				37,272,431	6.7

TELECOMMUNICATION SERVICES
128,661		AT&T, Inc		3,889,422	0.7
74,813		Verizon Communications, Inc		4,124,441	0.8
		Other		1,731,131	0.2

				9,744,994	1.7

TRANSPORTATION				9,974,182	1.8

UTILITIES
8,853		NextEra Energy, Inc		2,126,225	0.4
		Other		14,317,849	2.6

				16,444,074	3.0

		TOTAL COMMON STOCKS	(Cost $261,678,643)	550,765,386	99.1

RIGHTS / WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				44	0.0

TELECOMMUNICATION SERVICES				1,157	0.0

		TOTAL RIGHTS / WARRANTS	(Cost $2,571)	1,201	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT
$4,860,000	r	Fixed Income Clearing Corp	0.070%, 07/01/20	4,860,000	0.9

				4,860,000	0.9

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
2,295,108	c	State Street Navigator Securities Lending Government Money Market Portfolio		2,295,108	0.4

				2,295,108	0.4

		TOTAL SHORT-TERM INVESTMENTS	(Cost $7,155,108)	7,155,108	1.3

		TOTAL PORTFOLIO	(Cost $268,836,322)	557,921,695	100.4
		OTHER ASSETS & LIABILITIES, NET		(2,130,670)	(0.4)

		NET ASSETS		$555,791,025	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2020 Semiannual Report	69

Summary portfolio of investments (unaudited)	concluded

Stock Index Fund  ▪  June 30, 2020

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 6/30/20 to be repurchased at $4,860,000 on 7/1/20, collateralized by U.S. Treasury Notes valued at $4,957,308.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/20, the aggregate value of securities on loan is $3,038,336. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

At 6/30/20, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, is $29,342 or 0.0% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of June 30, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)

S&P 500 E Mini Index	31	09/18/20	$4,880,827	$4,789,810	$(91,017)

70	2020 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

International Equity Fund  ▪  June 30, 2020

Shares		Company	Value	% of net assets

COMMON STOCKS
AUSTRALIA
41,068		BHP Billiton Ltd	$1,022,507	1.1%
8,270		CSL Ltd	1,644,812	1.7
120,983		Fortescue Metals Group Ltd	1,176,157	1.2
		Other	1,799,340	1.8

			5,642,816	5.8

BRAZIL			755,156	0.8

CHINA
13,349	*	GDS Holdings Ltd (ADR)	1,063,381	1.1
		Other	1,957,381	2.0

			3,020,762	3.1

DENMARK
13,471		DSV AS	1,654,709	1.7
25,952		Novo Nordisk AS	1,690,714	1.7
10,449	g	Orsted AS	1,205,830	1.3

			4,551,253	4.7

FINLAND			560,941	0.6

FRANCE
22,804		Airbus SE	1,633,993	1.7
38,991		BNP Paribas S.A.	1,557,846	1.6
36,086		Compagnie de Saint-Gobain	1,302,017	1.3
108,932		Credit Agricole S.A.	1,034,383	1.1
7,651		Dassault Systemes S.A.	1,328,159	1.4
8,487		Essilor International S.A.	1,091,499	1.1
2,131		Kering	1,165,058	1.2
12,476		Sanofi-Aventis	1,272,359	1.3
18,831		Schneider Electric S.A.	2,094,697	2.1
13,854		Vinci S.A.	1,284,587	1.3

			13,764,598	14.1

GERMANY
15,512		Bayer AG.	1,149,803	1.1
13,672		Bayerische Motoren Werke AG.	872,829	0.9
95,045		Infineon Technologies AG.	2,227,112	2.3
6,895		SAP AG.	963,848	1.0
23,503		Siemens AG.	2,771,875	2.8
		Other	2,815,004	2.9

			10,800,471	11.0

HONG KONG
51,399		Hong Kong Exchanges and Clearing Ltd	2,189,170	2.2

			2,189,170	2.2

IRELAND
44,310		CRH plc	1,525,161	1.6

			1,525,161	1.6

See notes to financial statements	TIAA-CREF Life Funds ▪ 2020 Semiannual Report	71

Summary portfolio of investments (unaudited)	continued

International Equity Fund  ▪  June 30, 2020

Shares		Company	Value	% of net assets

ITALY
27,171		Moncler S.p.A	$1,044,821	1.1%
143,589		UniCredit S.p.A.	1,325,213	1.3
		Other	703,015	0.7

			3,073,049	3.1

JAPAN
32,500		Daiichi Sankyo Co Ltd	2,658,227	2.7
8,184		Daikin Industries Ltd	1,324,171	1.4
50,151	*	Hitachi Ltd	1,594,041	1.6
19,600	e	Kao Corp	1,555,413	1.6
6,173		Nintendo Co Ltd	2,759,754	2.8
49,300		Recruit Holdings Co Ltd	1,695,435	1.7
45,792		Sony Corp	3,161,028	3.2
40,200		Sumitomo Mitsui Financial Group, Inc	1,134,516	1.2
33,983		Toyota Motor Corp	2,136,989	2.2
		Other	1,898,439	2.0

			19,918,013	20.4

KOREA, REPUBLIC OF			689,174	0.7

NETHERLANDS
6,764		ASML Holding NV	2,474,358	2.5
224,891		ING Groep NV	1,567,693	1.6

			4,042,051	4.1

RUSSIA			995,287	1.0

SPAIN			706,587	0.7

SWITZERLAND
130,070	*	Credit Suisse Group	1,353,361	1.4
3,054		Lonza Group AG.	1,617,696	1.6
16,531		Nestle S.A.	1,832,802	1.9
9,555		Roche Holding AG.	3,310,325	3.4

			8,114,184	8.3

TAIWAN
19,036		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	1,080,674	1.1

			1,080,674	1.1

UNITED KINGDOM
28,903		Ashtead Group plc	974,986	1.0
24,634		AstraZeneca plc	2,563,769	2.6
39,977		British American Tobacco plc	1,533,230	1.6
7,508		Linde plc (Xetra)	1,590,153	1.6
15,960		Reckitt Benckiser Group plc	1,468,295	1.5
558,609		Tesco plc	1,571,179	1.6
		Other	738,386	0.8

			10,439,998	10.7

72	2020 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

International Equity Fund  ▪  June 30, 2020

Shares		Company		Value	% of net assets

UNITED STATES
18,565		Las Vegas Sands Corp		$845,450	0.9%
		Other		697,226	0.7

				1,542,676	1.6

		TOTAL COMMON STOCKS	(Cost $96,790,569)	93,412,021	95.6

Principal		Issuer

SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT
$4,000,000	r	Fixed Income Clearing Corp	0.070%, 07/01/20	4,000,000	4.1

				4,000,000	4.1

		TOTAL SHORT-TERM INVESTMENTS	(Cost $4,000,000)	4,000,000	4.1

		TOTAL PORTFOLIO	(Cost $100,790,569)	97,412,021	99.7
		OTHER ASSETS & LIABILITIES, NET		324,622	0.3

		NET ASSETS		$97,736,643	100.0%

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,517,992. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/20, the aggregate value of these securities, including those in “Other,” is $1,719,787 or 1.8% of net assets.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 6/30/20 to be repurchased at $4,000,000 on 7/1/20, collateralized by U.S. Treasury Notes valued at $4,080,097.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2020 Semiannual Report	73

Summary of market values by sector (unaudited)

International Equity Fund  ▪  June 30, 2020

Sector	Value	% of net assets
HEALTH CARE	$16,421,663	16.7%
INDUSTRIALS	14,736,471	15.1
FINANCIALS	13,822,101	14.1
CONSUMER DISCRETIONARY	13,049,193	13.4
INFORMATION TECHNOLOGY	11,429,190	11.7
CONSUMER STAPLES	8,266,345	8.5
MATERIALS	7,870,294	8.1
COMMUNICATION SERVICES	4,045,029	4.1
UTILITIES	3,210,795	3.3
ENERGY	560,940	0.6
SHORT-TERM INVESTMENTS	4,000,000	4.1
OTHER ASSETS & LIABILITIES, NET	324,622	0.3

NET ASSETS	$97,736,643	100.0%

74	2020 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Core Bond Fund  ▪  June 30, 2020

Principal	Issuer			Value	% of net assets

	BANK LOAN OBLIGATIONS
	BANKS			$71,347	0.0%

	CAPITAL GOODS			123,359	0.1

	COMMERCIAL & PROFESSIONAL SERVICES			247,002	0.1

	CONSUMER SERVICES			124,395	0.1

	DIVERSIFIED FINANCIALS			32,724	0.0

	ENERGY			117,574	0.1

	FOOD, BEVERAGE & TOBACCO			264,287	0.1

	HEALTH CARE EQUIPMENT & SERVICES			380,564	0.2

	INSURANCE			185,372	0.1

	MATERIALS			327,908	0.2

	MEDIA & ENTERTAINMENT			109,391	0.0

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			141,476	0.1

	REAL ESTATE			92,309	0.0

	RETAILING			24,051	0.0

	SOFTWARE & SERVICES			162,187	0.1

	TECHNOLOGY HARDWARE & EQUIPMENT			173,657	0.1

	TELECOMMUNICATION SERVICES			161,948	0.1

	TRANSPORTATION			73,173	0.0

	UTILITIES			33,573	0.0

	TOTAL BANK LOAN OBLIGATIONS	(Cost $3,053,801)		2,846,297	1.4

BONDS
CORPORATE BONDS
	AUTOMOBILES & COMPONENTS			853,048	0.4

BANKS
$ 1,450,000	Bank of America Corp	2.456%, 10/22/25		1,522,176	0.7
1,825,000	Bank of America Corp	2.592%–6.100%, 08/01/25–N/A	‡	2,021,091	1.0
775,000	Citigroup, Inc	2.666%, 01/29/31		804,263	0.4
600,000	JPMorgan Chase & Co	2.739%, 10/15/30		643,584	0.3
	Other			11,904,723	5.8

				16,895,837	8.2

	CAPITAL GOODS			2,331,079	1.2

	COMMERCIAL & PROFESSIONAL SERVICES			2,006,004	1.0

	CONSUMER DURABLES & APPAREL			20,946	0.0

See notes to financial statements	TIAA-CREF Life Funds ▪ 2020 Semiannual Report	75

Summary portfolio of investments (unaudited)	continued

Core Bond Fund  ▪  June 30, 2020

Principal	Issuer		Value	% of net assets

CONSUMER SERVICES			$935,307	0.5%

DIVERSIFIED FINANCIALS
$ 900,000	General Motors Financial Co, Inc	3.450%, 01/14/22	914,770	0.4
700,000	Morgan Stanley	3.125%, 07/27/26	772,262	0.4
	Other		7,666,857	3.9

			9,353,889	4.7

ENERGY			6,485,393	3.2

FOOD & STAPLES RETAILING			1,622,544	0.8

FOOD, BEVERAGE & TOBACCO			2,952,213	1.4

HEALTH CARE EQUIPMENT & SERVICES			4,659,646	2.2

INSURANCE			3,802,789	1.9

MATERIALS			2,632,360	1.3

MEDIA & ENTERTAINMENT
600,000	Charter Communications Operating LLC	4.800%, 03/01/50	680,043	0.3
1,925,000	Comcast Corp	1.950%–4.150%, 04/15/24–01/15/51	2,123,623	1.1
	Other		2,586,392	1.3

			5,390,058	2.7

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,987,057	2.0

REAL ESTATE			5,787,032	2.8

RETAILING			951,850	0.5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,406,592	0.7

SOFTWARE & SERVICES			2,603,299	1.3

TECHNOLOGY HARDWARE & EQUIPMENT
575,000	Apple, Inc	2.050%, 09/11/26	614,360	0.3
	Other		1,304,286	0.7

			1,918,646	1.0

TELECOMMUNICATION SERVICES
975,000	AT&T, Inc	4.350%, 03/01/29	1,136,575	0.6
633,000	Verizon Communications, Inc	4.329%, 09/21/28	762,021	0.4
	Other		3,788,726	1.8

			5,687,322	2.8

TRANSPORTATION			2,110,996	1.0

UTILITIES			5,524,028	2.7

	TOTAL CORPORATE BONDS	(Cost $83,767,509)	89,917,935	44.3

76	2020 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Core Bond Fund  ▪  June 30, 2020

Principal		Issuer		Value	% of net assets

GOVERNMENT BONDS
FOREIGN GOVERNMENT BONDS
$ 1,000,000		Kreditanstalt fuer Wiederaufbau	2.750%, 10/01/20	$1,006,388	0.5%
		Other		6,105,969	3.0

				7,112,357	3.5

MORTGAGE BACKED
1,905,581		Federal Home Loan Mortgage Corp (FHLMC)	3.000%, 11/01/49	2,028,934	1.0
727,270		Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500%, 08/01/45	802,436	0.4
986,465		FGLMC	3.500%, 10/01/45	1,078,518	0.5
1,212,309		FGLMC	3.000%, 02/01/47	1,281,993	0.6
618,354		FGLMC	3.500%, 03/01/48	675,597	0.3
2,189,281		FGLMC	3.500%–5.000%, 06/01/36–08/01/48	2,403,618	1.2
1,112,724		Federal National Mortgage Association (FNMA)	3.000%, 12/25/45	1,162,478	0.6
608,930		FNMA	3.500%, 01/01/46	665,611	0.3
581,278		FNMA	3.500%, 07/01/46	634,825	0.3
600,863		FNMA	3.000%, 11/01/46	634,610	0.3
895,382		FNMA	3.000%, 02/25/48	950,201	0.5
743,071		FNMA	4.500%, 03/01/48	831,931	0.4
2,000,000	h	FNMA	2.000%, 07/25/50	2,045,703	1.0
3,000,000	h	FNMA	2.500%, 07/25/50	3,126,211	1.5
4,000,000	h	FNMA	3.000%, 07/25/50	4,211,562	2.1
9,013,207	i	FNMA	0.000%–7.500%, 08/01/21–08/01/49	9,419,926	4.7
		Other		2,015,744	1.0

				33,969,898	16.7

MUNICIPAL BONDS
1,400,000		State of Illinois	5.100%, 06/01/33	1,420,230	0.7
1,000,000		State of Texas	3.295%, 10/01/25	1,128,360	0.6
		Other		5,160,122	2.5

				7,708,712	3.8

U.S. TREASURY SECURITIES
800,000		United States Treasury Bond	3.125%, 11/15/41	1,083,250	0.5
2,935,700		United States Treasury Bond	3.000%, 11/15/45	3,955,512	2.0
1,865,000		United States Treasury Bond	2.875%, 11/15/46	2,478,920	1.2
765,000		United States Treasury Bond	3.000%, 05/15/47	1,042,193	0.5
560,000		United States Treasury Bond	3.125%, 05/15/48	784,416	0.4
1,016,800	k	United States Treasury Inflation Indexed Bonds	0.500%, 04/15/24	1,069,736	0.5
850,000		United States Treasury Note	2.500%, 12/31/20	859,894	0.4
1,440,000		United States Treasury Note	2.500%, 02/28/21	1,462,275	0.7
1,125,000		United States Treasury Note	2.250%, 03/31/21	1,142,666	0.6
1,505,000		United States Treasury Note	2.250%, 04/30/21	1,530,926	0.8
1,600,000		United States Treasury Note	0.125%, 06/30/22	1,599,062	0.8
		Other		348,669	0.2

				17,357,519	8.6

		TOTAL GOVERNMENT BONDS	(Cost $62,113,852)	66,148,486	32.6

See notes to financial statements	TIAA-CREF Life Funds ▪ 2020 Semiannual Report	77

Summary portfolio of investments (unaudited)	continued

Core Bond Fund  ▪  June 30, 2020

Principal		Issuer		Value	% of net assets

STRUCTURED ASSETS
ASSET BACKED
$ 949,016	g	Capital Automotive REIT
		Series—2014 1A (Class A)	3.660%, 10/15/44	$939,524	0.5%
		Other		17,734,170	8.7

				18,673,694	9.2

OTHER MORTGAGE BACKED
697,448	g,i	Agate Bay Mortgage Trust
		Series - 2015 6 (Class A9)	3.500%, 09/25/45	721,516	0.4
745,447		COMM Mortgage Trust
		Series - 2012 CR4 (Class A3)	2.853%, 10/15/45	760,118	0.4
1,000,000	g,i	COMM Mortgage Trust
		Series - 2013 CR8 (Class B)	4.084%, 06/10/46	1,028,754	0.5
600,000	i	COMM Mortgage Trust
		Series - 2015 LC23 (Class AM)	4.158%, 10/10/48	646,042	0.3
2,934,100	g,i	COMM Mortgage Trust	3.603%–4.888%, 07/10/45–10/10/48	3,003,414	1.5
1,000,000	g,i	DBUBS Mortgage Trust
		Series - 2011 LC2A (Class D)	5.714%, 07/10/44	832,773	0.4
680,000		JPMBB Commercial Mortgage Securities Trust
		Series - 2014 C21 (Class A5)	3.775%, 08/15/47	737,294	0.4
1,850,000	i	JPMBB Commercial Mortgage Securities Trust	3.917%–4.773%, 05/15/48–08/15/48	1,955,241	1.0
845,161	g,i	Sequoia Mortgage Trust
		Series - 2019 4 (Class A1)	3.500%, 11/25/49	868,782	0.4
675,000	g,i	UBS-Barclays Commercial Mortgage Trust
		Series - 2013 C6 (Class B)	3.875%, 04/10/46	652,317	0.3
		Other		8,680,391	4.2

				19,886,642	9.8

		TOTAL STRUCTURED ASSETS	(Cost $38,659,512)	38,560,336	19.0

		TOTAL BONDS	(Cost $184,540,873)	194,626,757	95.9

Shares		Company

PREFERRED STOCKS
BANKS				181,062	0.1

		TOTAL PREFERRED STOCKS	(Cost $569,550)	181,062	0.1

Principal		Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
1,400,000		Federal Home Loan Bank (FHLB)	0.110%, 07/08/20	1,399,967	0.6
1,000,000		FHLB	0.130%, 07/20/20	999,937	0.5

				2,399,904	1.1

78	2020 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Core Bond Fund  ▪  June 30, 2020

Principal		Issuer		Value	% of net assets

REPURCHASE AGREEMENT
$ 10,710,000	r	Fixed Income Clearing Corp	0.070%, 07/01/20	$10,710,000	5.3%

				10,710,000	5.3

		TOTAL SHORT-TERM INVESTMENTS	(Cost $13,109,901)	13,109,904	6.4

		TOTAL PORTFOLIO	(Cost $201,274,125)	210,764,020	103.8
		OTHER ASSETS & LIABILITIES, NET		(7,757,825)	(3.8)

		NET ASSETS		$203,006,195	100.0%

‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/20, the aggregate value of these securities, including those in “Other,” is $49,137,010 or 24.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 6/30/20 to be repurchased at $10,710,000 on 7/1/20, collateralized by U.S. Treasury Notes valued at $10,924,219.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Forward foreign currency contracts outstanding as of June 30, 2020 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)

	$488,856	EUR	452,000	AUSTRALIA AND NEW ZEALAND BANKING GROUP	07/27/20	$(19,376)

Abbreviation(s):

EUR	Euro

See notes to financial statements	TIAA-CREF Life Funds ▪ 2020 Semiannual Report	79

Summary portfolio of investments (unaudited)

Money Market Fund  ▪  June 30, 2020

Principal	Issuer		Value	% net assets

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$2,000,000	Federal Home Loan Bank (FHLB)	0.010%, 07/08/20	$1,999,961	1.5%
2,000,000	FHLB	0.010%, 07/17/20	1,999,551	1.5
2,260,000	FHLB	0.010%, 07/20/20	2,259,857	1.7
2,400,000	FHLB	0.010%, 07/22/20	2,399,841	1.8
1,300,000	FHLB	0.010%, 07/24/20	1,299,906	1.0
1,162,000	FHLB	0.010%, 07/28/20	1,161,895	0.9
1,700,000	FHLB	0.010%, 07/31/20	1,699,851	1.3
1,400,000	FHLB	0.010%, 08/03/20	1,399,852	1.1
1,500,000	FHLB	0.010%, 08/05/20	1,499,796	1.2
4,201,000	FHLB	0.010%, 08/07/20	4,200,474	3.2
2,500,000	FHLB	0.010%, 08/12/20	2,499,633	1.9
2,995,000	FHLB	0.010%, 08/14/20	2,994,436	2.3
2,500,000	FHLB	0.010%, 08/28/20	2,499,416	1.9
3,100,000	FHLB	0.010%, 09/04/20	3,099,124	2.4
5,000,000	FHLB	0.010%, 09/09/20	4,995,528	3.8
2,000,000	FHLB	0.010%, 09/11/20	1,999,340	1.5
1,696,000	FHLB	0.010%, 09/14/20	1,695,435	1.3
3,850,000	FHLB	0.010%, 09/15/20	3,847,641	3.0
1,200,000	FHLB	0.010%, 09/18/20	1,199,671	0.9
2,000,000	FHLB	0.010%, 12/18/20	1,998,394	1.5
7,865,000	FHLB	0.010%, 07/06/20–12/02/20	7,862,450	6.0
1,600,000	Federal Home Loan Mortgage Corp (FHLMC)	0.010%, 07/29/20	1,599,851	1.2
3,624,000	FHLMC	0.010%, 08/19/20	3,623,605	2.8
2,500,000	FHLMC	0.010%, 09/17/20	2,499,350	1.9
	Other		1,528,609	1.2

			63,863,467	48.8

TREASURY DEBT
2,500,000	United States Cash Management Bill	0.010%, 09/08/20	2,499,272	1.9
3,000,000	United States Cash Management Bill	0.010%, 09/22/20	2,998,963	2.3
1,500,000	United States Cash Management Bill	0.010%, 09/29/20	1,499,625	1.2
2,000,000	United States Cash Management Bill	0.010%, 11/17/20	1,998,788	1.5
3,173,000	United States Cash Management Bill	0.010%, 12/01/20	3,170,896	2.4
1,038,000	United States Treasury Bill	0.010%, 07/09/20	1,037,996	0.8
1,306,000	United States Treasury Bill	0.010%, 07/14/20	1,305,951	1.0
8,800,000	United States Treasury Bill	0.010%, 07/21/20	8,799,584	6.7
2,660,000	United States Treasury Bill	0.010%, 07/28/20	2,659,720	2.0
3,025,000	United States Treasury Bill	0.010%, 08/04/20	3,024,713	2.3
2,100,000	United States Treasury Bill	0.010%, 08/06/20	2,099,727	1.6
2,600,000	United States Treasury Bill	0.010%, 08/18/20	2,599,542	2.0
2,501,000	United States Treasury Bill	0.010%, 08/25/20	2,500,499	1.9
2,161,000	United States Treasury Bill	0.010%, 08/27/20	2,160,547	1.7
2,000,000	United States Treasury Bill	0.010%, 09/24/20	1,999,344	1.5
2,000,000	United States Treasury Bill	0.010%, 10/01/20	1,999,831	1.5
1,923,000	United States Treasury Bill	0.010%, 10/15/20	1,922,103	1.5
2,558,000	United States Treasury Bill	0.010%, 07/16/20–10/29/20	2,557,637	2.0

			46,834,738	35.8

80	2020 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Money Market Fund  ▪  June 30, 2020

Principal		Issuer		Value	% net assets

VARIABLE RATE SECURITIES
$ 1,000,000	i	Federal Agricultural Mortgage Corp (FAMC), FRED – 3.020%	0.230%, 09/01/20	$1,000,000	0.8%
2,000,000	i	FAMC, SOFR + 0.080%	0.160%, 12/21/20	2,000,000	1.5
1,000,000	i	FAMC, SOFR + 0.070%	0.150%, 02/08/21	1,000,000	0.8
2,500,000	i	Federal Farm Credit Bank (FFCB), US Treasury Bill 3 M + 0.045%–US Treasury Bill 3 M + 0.160%	0.195%–0.310%, 07/09/20–01/19/21	2,499,865	1.9
1,000,000	i	Federal Home Loan Bank (FHLB), SOFR + 0.100%	0.180%, 07/29/20	1,000,000	0.8
1,000,000	i	FHLB, SOFR + 0.120%	0.200%, 10/07/20	1,000,000	0.8
2,000,000	i	FHLB, SOFR + 0.130%	0.210%, 10/16/20	2,000,000	1.5
2,000,000	i	FHLB, SOFR + 0.090%	0.170%, 12/04/20	2,000,000	1.5
2,500,000	i	FHLB, SOFR + 0.230%	0.310%, 04/13/21	2,500,000	1.9
1,000,000	i	Federal Home Loan Mortgage Corp (FHLMC), SOFR + 0.030%	0.110%, 02/24/21	1,000,000	0.8
2,000,000	i	Federal National Mortgage Association (FNMA), SOFR + 0.050%	0.130%, 03/04/21	2,000,000	1.5
		Other		2,500,000	1.9

				20,499,865	15.7

		TOTAL SHORT-TERM INVESTMENTS	(Cost $131,198,070)	131,198,070	100.3

		TOTAL PORTFOLIO	(Cost $131,198,070)	131,198,070	100.3
		OTHER ASSETS & LIABILITIES, NET		(452,615)	(0.3)

		NET ASSETS		$130,745,455	100.0%

Abbreviation(s):

FRED	Federal Bank Prime Loan Rate
M	Month
SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2020 Semiannual Report	81

Portfolio of investments (unaudited)

Balanced Fund  ▪  June 30, 2020

Shares	Security		Value	% of net assets

TIAA-CREF LIFE FUNDS—99.9%[a]
FIXED INCOME—49.7%
2,905,820	TIAA-CREF Life Core Bond Fund		$32,109,312	49.7%

	TOTAL FIXED INCOME		32,109,312	49.7

INTERNATIONAL EQUITY—10.0%
879,804	TIAA-CREF Life International Equity Fund		6,475,359	10.0

	TOTAL INTERNATIONAL EQUITY		6,475,359	10.0

U.S. EQUITY—40.2%
332,591	TIAA-CREF Life Growth Equity Fund		6,146,289	9.5
360,294	TIAA-CREF Life Growth & Income Fund		6,503,311	10.1
436,893	TIAA-CREF Life Large-Cap Value Fund		5,474,273	8.5
90,770	TIAA-CREF Life Real Estate Securities Fund		1,288,930	2.0
120,696	TIAA-CREF Life Small-Cap Equity Fund		1,310,759	2.0
192,440	TIAA-CREF Life Stock Index Fund		5,203,574	8.1

	TOTAL U.S. EQUITY		25,927,136	40.2

	TOTAL TIAA-CREF LIFE FUNDS	(Cost$56,075,756)	64,511,807	99.9

	TOTAL PORTFOLIO	(Cost $56,075,756)	64,511,807	99.9
	OTHER ASSETS & LIABILITIES, NET		42,319	0.1

	NET ASSETS		$64,554,126	100.0%

[a]	The Fund Invest its assets in the affiliated TIAA-CREF Life Funds.

82	2020 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

[This page intentionally left blank.]

TIAA-CREF Life Funds ▪ 2020 Semiannual Report	83

Statements of assets and liabilities (unaudited)

TIAA-CREF Life Funds  ▪  June 30, 2020

Growth Equity Fund

ASSETS
Portfolio investments, at value*†	$128,421,114
Cash	—
Receivable from securities transactions	2,281,785
Receivable from Fund shares sold	204,015
Dividends and interest receivable	37,705
Due from affiliates	5,059
Other	17,674

Total assets	130,967,352

LIABILITIES
Management fees payable	46,859
Due to affiliates	7,044
Overdraft payable	231,442
Payable for collateral for securities loaned	—
Payable for securities transactions	924,325
Payable for Fund shares redeemed	352,331
Written optionsà	54,204
Payable for variation margin on futures contracts	—
Payable for trustee compensation	8,112
Accrued expenses and other payables	49,424

Total liabilities	1,673,741

NET ASSETS	$129,293,611

NET ASSETS CONSIST OF:
Paid-in-capital	$58,857,579
Total distributable earnings (loss)	70,436,032

NET ASSETS	$129,293,611

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	6,995,056

Net asset value per share	$18.48

* Includes securities loaned of	$—
† Portfolio investments, cost	$74,784,789
à Written options premiums	$24,864

84	2020 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	Large-Cap Value Fund	Real Estate Securities Fund	Small-Cap Equity Fund	Social Choice Equity Fund

$146,063,738	$60,171,128	$74,602,983	$45,049,472	$66,752,803
8,536	2,223	1,148	32,179	24,277
1,123,537	343,276	—	523,639	761,692
54,942	336,466	9,950	428	1,929
95,772	55,823	233,121	24,468	53,506
5,177	7,273	5,752	10,333	6,220
25,543	14,870	16,460	6,639	6,611

147,377,245	60,931,059	74,869,414	45,647,158	67,607,038

53,708	22,289	31,054	16,716	8,216
7,256	6,947	6,994	6,869	6,903
—	—	—	—	—
—	—	—	252,290	46,292
942,994	800,543	—	406,120	520,133
151,855	59,904	374,102	62,013	53,115
631,722	—	—	—	—
—	—	—	13,712	12,727
12,622	8,854	9,633	6,656	6,662
51,908	32,666	35,910	47,436	31,412

1,852,065	931,203	457,693	811,812	685,460

$145,525,180	$59,999,856	$74,411,721	$44,835,346	$66,921,578

$86,177,195	$54,694,582	$47,753,898	$45,845,585	$38,814,098
59,347,985	5,305,274	26,657,823	(1,010,239)	28,107,480

$145,525,180	$59,999,856	$74,411,721	$44,835,346	$66,921,578

8,061,860	4,788,783	5,241,497	4,128,134	4,106,758

$18.05	$12.53	$14.20	$10.86	$16.30

$280,661	$—	$—	$360,209	$184,298
$93,048,395	$54,438,077	$51,677,308	$44,061,628	$44,980,673
$725,842	$—	$—	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2020 Semiannual Report	85

Statements of assets and liabilities (unaudited)

TIAA-CREF Life Funds  ▪  June 30, 2020

Stock Index Fund

ASSETS
Portfolio investments, at value*†	$557,921,695
Affiliated investments, at value‡	—
Cash§	158,106
Cash—foreign ^	—
Receivable from securities transactions	—
Receivable for delayed delivery securities	12,914
Receivable from Fund shares sold	131,076
Dividends and interest receivable	449,965
Due from affiliates	4,205
Other	30,348

Total assets	558,708,309

LIABILITIES
Management fees payable	27,324
Due to affiliates	8,742
Overdraft payable	—
Payable for collateral for securities loaned	2,295,108
Payable for securities transactions	—
Payable for delayed delivery securities	—
Payable for Fund shares redeemed	393,325
Payable for variation margin on futures contracts	90,951
Payable for forward foreign currency contracts	—
Payable for trustee compensation	30,434
Accrued expenses and other payables	71,400

Total liabilities	2,917,284

NET ASSETS	$555,791,025

NET ASSETS CONSIST OF:
Paid-in-capital	$259,699,040
Total distributable earnings (loss)	296,091,985

NET ASSETS	$555,791,025

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	20,554,799

Net asset value per share	$27.04

* Includes securities loaned of	$3,038,336
† Portfolio investments, cost	$268,836,322
‡ Affiliated investments, cost	$—
§ Includes cash collateral for mortgage dollar rolls of	$—
^ Foreign cash, cost	$—

86	2020 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

International Equity Fund	Core Bond Fund	Money Market Fund	Balanced Fund

$97,412,021	$210,764,020	$131,198,070	$—
—	—	—	64,511,807
9,378	981,913	83	—
90,259	—	—	—
243,499	734,179	—	425,962
—	2,255,295	—	—
21,685	20,313	95,130	516
306,734	1,167,133	5,796	—
8,678	9,842	6,879	5,965
21,597	17,016	—	2,487

98,113,851	215,949,711	131,305,958	64,946,737

40,096	49,659	10,218	5,303
7,062	7,382	6,973	2,704
—	—	—	55,276
—	—	—	—
90,259	500,000	—	306,818
—	11,869,618	—	—
166,650	394,666	500,943	—
—	—	—	—
—	19,376	—	—
10,788	18,786	32	2,499
62,353	84,029	42,337	20,011

377,208	12,943,516	560,503	392,611

$97,736,643	$203,006,195	$130,745,455	$64,554,126

$104,983,020	$183,204,654	$130,731,888	$54,033,647
(7,246,377)	19,801,541	13,567	10,520,479

$97,736,643	$203,006,195	$130,745,455	$64,554,126

13,281,440	18,372,023	130,729,536	5,189,143

$7.36	$11.05	$1.00	$12.44

$1,517,992	$—	$—	$—
$100,790,569	$201,274,125	$131,198,070	$—
$—	$—	$—	$56,075,756
$—	$960,000	$—	$—
$90,916	$—	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2020 Semiannual Report	87

Statements of operations (unaudited)

TIAA-CREF Life Funds  ▪  For the period ended June 30, 2020

Growth Equity Fund

INVESTMENT INCOME
Dividends*	$494,183
Payment from affiliate	9,206
Interest	3,018
Income from securities lending	666

Total income	507,073

EXPENSES
Management fees	263,775
Shareholder servicing	1,370
Custody and accounting fees	25,469
Administrative service fees	14,875
Shareholder reports	9,013
Professional fees	8,494
Trustee fees and expenses	802
Other expenses	14,432

Total expenses	338,230
Less: Expenses reimbursed by the investment adviser	(33,320)

Net expenses	304,910

Net investment income (loss)	202,163

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	6,632,699
Written options	2,253
Futures contracts	—
Foreign currency transactions	1,606

Net realized gain (loss) on total investments	6,636,558

Change in unrealized appreciation (depreciation) on:
Portfolio investments	8,551,901
Purchased options	—
Written options	(29,340)
Futures contracts	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	81

Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	8,522,642

Net realized and unrealized gain (loss) on total investments	15,159,200

Net increase (decrease) in net assets from operations	$15,361,363

* Net of foreign withholding taxes of	$4,964

88	2020 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	Large-Cap Value Fund	Real Estate Securities Fund	Small-Cap Equity Fund	Social Choice Equity Fund

$1,162,301	$802,232	$923,077	$155,629	$528,178
12,436	5,341	6,800	—	—
2,192	1,045	3,130	7,954	803
1,849	5	—	4,219	1,837

1,178,778	808,623	933,007	167,802	530,818

321,663	141,407	190,046	101,481	48,193
1,564	1,352	1,403	1,187	1,533
25,103	17,468	12,592	30,796	13,093
15,270	14,516	14,642	14,324	14,475
10,779	9,206	7,479	6,329	6,742
9,495	7,571	8,314	5,945	4,204
1,027	472	555	331	457
16,345	14,243	15,396	15,784	21,423

401,246	206,235	250,427	176,177	110,120
(29,457)	(42,804)	(33,747)	(59,167)	(39,410)

371,789	163,431	216,680	117,010	70,710

806,989	645,192	716,327	50,792	460,108

(2,123,701)	(1,353,920)	(2,907,509)	(4,095,601)	518,749
(385,543)	—	—	—	—
—	—	—	11,682	60,807
(441)	—	(130)	—	—

(2,509,685)	(1,353,920)	(2,907,639)	(4,083,919)	579,556

(5,057,864)	(11,613,268)	(5,450,039)	(5,014,323)	(2,985,596)
(17,396)	—	—	—	—
(12,201)	—	—	—	—
—	—	—	(13,895)	(16,986)
64	1	—	—	—

(5,087,397)	(11,613,267)	(5,450,039)	(5,028,218)	(3,002,582)

(7,597,082)	(12,967,187)	(8,357,678)	(9,112,137)	(2,423,026)

$(6,790,093)	$(12,321,995)	$(7,641,351)	$(9,061,345)	$(1,962,918)

$6,482	$434	$—	$461	$21

See notes to financial statements	TIAA-CREF Life Funds ▪ 2020 Semiannual Report	89

Statements of operations (unaudited)

TIAA-CREF Life Funds  ▪  For the period ended June 30, 2020

Stock Index Fund

INVESTMENT INCOME
Dividends*	$4,505,073
Payment from affiliate	—
Interest	9,907
Income from securities lending	40,938

Total income	4,555,918

EXPENSES
Management fees	160,572
Shareholder servicing	1,490
Custody and accounting fees	17,352
Administrative service fees	19,028
Shareholder reports	27,275
Professional fees	24,125
Trustee fees and expenses	3,905
Other expenses	16,741

Total expenses	270,488
Less: Expenses reimbursed by the investment adviser	(29,590)

Net expenses	240,898

Net investment income (loss)	4,315,020

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments
Unaffiliated investments	65,376
Affiliated investments	—
Futures contracts	17,843
Forward foreign currency contracts	—
Swap contracts	—
Foreign currency transactions	—

Net realized gain (loss) on total investments	83,219

Change in unrealized appreciation (depreciation) on:
Portfolio investments
Unaffiliated investments	(24,978,124)
Affiliated investments	—
Futures contracts	(107,489)
Forward foreign currency contracts	—
Swap contracts	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—

Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	(25,085,613)

Net realized and unrealized gain (loss) on total investments	(25,002,394)

Net increase (decrease) in net assets from operations	$(20,687,374)

* Net of foreign withholding taxes of	$330

90	2020 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

International Equity Fund	Core Bond Fund	Money Market Fund	Balanced Fund

$1,114,646	$—	$—	$—
10,608	—	—	—
11,626	3,132,563	530,242	144
2,174	—	—	—

1,139,054	3,132,563	530,242	144

233,121	298,775	57,424	31,736
1,415	1,419	852	1,353
40,904	29,640	24,154	5,401
14,817	15,692	13,060	7,512
11,527	14,035	11,163	6,421
11,995	20,141	5,652	361
673	1,501	796	488
5,472	14,463	8,362	12,426

319,924	395,666	121,463	65,698
(40,150)	(46,444)	(35,242)	(33,928)

279,774	349,222	86,221	31,770

859,280	2,783,341	444,021	(31,626)

(3,441,422)	2,079,151	4,826	1,276
—	—	—	80,477
—	2,464	—	—
—	14,283	—	—
—	86,647	—	—
(53,184)	6,461	—	—

(3,494,606)	2,189,006	4,826	81,753

(7,293,432)	3,229,240	—	—
—	—	—	(140,767)
—	—	—	—
—	(19,376)	—	—
—	55,324	—	—
1,881	252	—	—

(7,291,551)	3,265,440	—	(140,767)

(10,786,157)	5,454,446	4,826	(59,014)

$(9,926,877)	$8,237,787	$448,847	$(90,640)

$122,743	$(1,683)	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2020 Semiannual Report	91

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Growth Equity Fund
	June 30, 2020	December 31, 2019

	(unaudited)
OPERATIONS
Net investment income (loss)	$202,163	$445,946
Net realized gain (loss) on total investments	6,636,558	10,445,567
Net change in unrealized appreciation (depreciation) on total investments	8,522,642	18,901,582

Net increase (decrease) in net assets from operations	15,361,363	29,793,095

DISTRIBUTIONS TO SHAREHOLDERS	—	(9,852,252)

Total distributions	—	(9,852,252)

SHAREHOLDER TRANSACTIONS
Subscriptions	16,969,161	19,747,363
Reinvestments of distributions	—	9,852,252
Redemptions	(20,975,426)	(29,818,242)

Net increase (decrease) from shareholder transactions	(4,006,265)	(218,627)

Net increase (decrease) in net assets	11,355,098	19,722,216

NET ASSETS
Beginning of period	117,938,513	98,216,297

End of period	$129,293,611	$117,938,513

CHANGE IN FUND SHARES
Shares sold	1,103,464	1,254,743
Shares reinvested	—	648,174
Shares redeemed	(1,309,921)	(1,853,506)

Net increase (decrease) from shareholder transactions	(206,457)	49,411

92	2020 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund		Large-Cap Value Fund
June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019

(unaudited)		(unaudited)

$806,989	$2,007,637	$645,192	$1,303,774
(2,509,685)	6,538,991	(1,353,920)	58,734
(5,087,397)	29,549,956	(11,613,267)	16,022,389

(6,790,093)	38,096,584	(12,321,995)	17,384,897

—	(10,482,636)	—	(4,521,279)

—	(10,482,636)	—	(4,521,279)

5,229,062	10,802,608	3,422,430	5,506,608
—	10,481,822	—	4,520,681
(13,138,592)	(18,341,918)	(6,201,614)	(10,745,965)

(7,909,530)	2,942,512	(2,779,184)	(718,676)

(14,699,623)	30,556,460	(15,101,179)	12,144,942

160,224,803	129,668,343	75,101,035	62,956,093

$145,525,180	$160,224,803	$59,999,856	$75,101,035

310,709	600,798	276,013	390,939
—	597,595	—	327,823
(764,606)	(1,025,933)	(520,199)	(762,899)

(453,897)	172,460	(244,186)	(44,137)

See notes to financial statements	TIAA-CREF Life Funds ▪ 2020 Semiannual Report	93

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Real Estate Securities Fund
	June 30, 2020	December 31, 2019

	(unaudited)
OPERATIONS
Net investment income (loss)	$716,327	$1,458,833
Net realized gain (loss) on total investments	(2,907,639)	4,606,778
Net change in unrealized appreciation (depreciation) on total investments	(5,450,039)	14,591,340

Net increase (decrease) in net assets from operations	(7,641,351)	20,656,951

DISTRIBUTIONS TO SHAREHOLDERS	—	(2,961,221)

Total distributions	—	(2,961,221)

SHAREHOLDER TRANSACTIONS
Subscriptions	3,989,914	9,358,741
Reinvestments of distributions	—	2,960,994
Redemptions	(6,913,592)	(12,180,978)

Net increase (decrease) from shareholder transactions	(2,923,678)	138,757

Net increase (decrease) in net assets	(10,565,029)	17,834,487

NET ASSETS
Beginning of period	84,976,750	67,142,263

End of period	$74,411,721	$84,976,750

CHANGE IN FUND SHARES
Shares sold	278,467	625,756
Shares reinvested	—	191,898
Shares redeemed	(483,167)	(825,812)

Net increase (decrease) from shareholder transactions	(204,700)	(8,158)

94	2020 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

Small-Cap Equity Fund		Social Choice Equity Fund
June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019

(unaudited)		(unaudited)

$50,792	$456,316	$460,108	$1,119,613
(4,083,919)	1,822,390	579,556	4,208,956
(5,028,218)	8,502,220	(3,002,582)	11,924,427

(9,061,345)	10,780,926	(1,962,918)	17,252,996

—	(7,432,814)	—	(9,738,511)

—	(7,432,814)	—	(9,738,511)

3,365,246	5,501,866	3,336,796	3,636,248
—	7,432,814	—	9,736,822
(3,077,243)	(9,098,858)	(5,341,943)	(5,838,722)

288,003	3,835,822	(2,005,147)	7,534,348

(8,773,342)	7,183,934	(3,968,065)	15,048,833

53,608,688	46,424,754	70,889,643	55,840,810

$44,835,346	$53,608,688	$66,921,578	$70,889,643

339,700	400,288	216,583	222,007
—	597,013	—	630,623
(294,201)	(655,934)	(341,059)	(350,023)

45,499	341,367	(124,476)	502,607

See notes to financial statements	TIAA-CREF Life Funds ▪ 2020 Semiannual Report	95

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Stock Index Fund
	June 30, 2020	December 31, 2019

	(unaudited)
OPERATIONS
Net investment income (loss)	$4,315,020	$10,021,008
Net realized gain (loss) on total investments	83,219	2,087,958
Net change in unrealized appreciation (depreciation) on total investments	(25,085,613)	122,828,981

Net increase (decrease) in net assets from operations	(20,687,374)	134,937,947

DISTRIBUTIONS TO SHAREHOLDERS	—	(12,650,546)

Total distributions	—	(12,650,546)

SHAREHOLDER TRANSACTIONS
Subscriptions	27,648,757	76,894,751
Reinvestments of distributions	—	12,650,546
Redemptions	(35,325,973)	(57,204,427)

Net increase (decrease) from shareholder transactions	(7,677,216)	32,340,870

Net increase (decrease) in net assets	(28,364,590)	154,628,271

NET ASSETS
Beginning of period	584,155,615	429,527,344

End of period	$555,791,025	$584,155,615

CHANGE IN FUND SHARES
Shares sold	1,093,394	3,010,585
Shares reinvested	—	489,005
Shares redeemed	(1,386,261)	(2,228,220)

Net increase (decrease) from shareholder transactions	(292,867)	1,271,370

96	2020 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

International Equity Fund		Core Bond Fund
June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019

(unaudited)		(unaudited)

$859,280	$1,677,107	$2,783,341	$6,035,594
(3,494,606)	(2,246,662)	2,189,006	1,752,631
(7,291,551)	20,631,816	3,265,440	10,108,997

(9,926,877)	20,062,261	8,237,787	17,897,222

—	(6,557,386)	—	(5,808,915)

—	(6,557,386)	—	(5,808,915)

7,317,011	12,862,037	10,029,045	23,263,126
—	6,557,386	—	5,808,719
(7,272,045)	(11,356,621)	(18,261,425)	(27,444,248)

44,966	8,062,802	(8,232,380)	1,627,597

(9,881,911)	21,567,677	5,407	13,715,904

107,618,554	86,050,877	203,000,788	189,284,884

$97,736,643	$107,618,554	$203,006,195	$203,000,788

1,065,763	1,659,808	930,710	2,237,072
—	875,485	—	551,112
(1,031,140)	(1,462,998)	(1,719,566)	(2,632,437)

34,623	1,072,295	(788,856)	155,747

See notes to financial statements	TIAA-CREF Life Funds ▪ 2020 Semiannual Report	97

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Money Market Fund
	June 30, 2020	December 31, 2019

	(unaudited)
OPERATIONS
Net investment income (loss)	$444,021	$2,092,715
Net realized gain (loss) on total investments	4,826	8,629
Net change in unrealized appreciation (depreciation) on total investments	—	—

Net increase (decrease) in net assets from operations	448,847	2,101,344

DISTRIBUTIONS TO SHAREHOLDERS	(444,047)	(2,091,692)

Total distributions	(444,047)	(2,091,692)

SHAREHOLDER TRANSACTIONS
Subscriptions	73,406,343	116,458,260
Reinvestments of distributions	444,047	2,091,692
Redemptions	(48,916,039)	(117,423,088)

Net increase (decrease) from shareholder transactions	24,934,351	1,126,864

Net increase (decrease) in net assets	24,939,151	1,136,516

NET ASSETS
Beginning of period	105,806,304	104,669,788

End of period	$130,745,455	$105,806,304

CHANGE IN FUND SHARES
Shares sold	73,406,344	116,458,259
Shares reinvested	444,047	2,091,693
Shares redeemed	(48,916,038)	(117,423,088)

Net increase (decrease) from shareholder transactions	24,934,353	1,126,864

98	2020 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

Balanced Fund
June 30, 2020	December 31, 2019

(unaudited)

$(31,626)	$1,314,625
81,753	1,590,276
(140,767)	7,785,706

(90,640)	10,690,607

—	(2,758,032)

—	(2,758,032)

1,707,517	6,014,729
—	2,757,506
(5,887,985)	(4,395,874)

(4,180,468)	4,376,361

(4,271,108)	12,308,936

68,825,234	56,516,298

$64,554,126	$68,825,234

144,060	499,847
—	230,368
(484,382)	(366,998)

(340,322)	363,217

See notes to financial statements	TIAA-CREF Life Funds ▪ 2020 Semiannual Report	99

Financial highlights

TIAA-CREF Life Funds

		Selected per share data
			Gain (loss) from investment operations
						Less distributions from
For the period or year ended		Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains	Total dividends and distributions

GROWTH EQUITY FUND
6/30/20	#	$16.38	$0.03	$2.07	$2.10	$—	$—	$—
12/31/19		13.73	0.06	4.05	4.11	(0.07)	(1.39)	(1.46)
12/31/18		14.65	0.07	0.07	0.14	(0.06)	(1.00)	(1.06)
12/31/17	*	11.05	0.06	3.74	3.80	—	(0.20)	(0.20)
12/31/16	*	11.55	0.06	(0.17)	(0.11)	(0.06)	(0.33)	(0.39)
12/31/15	*	10.81	0.03	1.01	1.04	(0.02)	(0.28)	(0.30)

GROWTH & INCOME FUND
6/30/20	#	18.82	0.10	(0.87)	(0.77)	—	—	—
12/31/19		15.54	0.24	4.35	4.59	(0.19)	(1.12)	(1.31)
12/31/18		17.96	0.19	(1.26)	(1.07)	(0.17)	(1.18)	(1.35)
12/31/17	*	14.59	0.16	3.32	3.48	—	(0.11)	(0.11)
12/31/16	*	14.28	0.18	1.05	1.23	(0.20)	(0.72)	(0.92)
12/31/15	*	15.02	0.16	0.32	0.48	(0.17)	(1.05)	(1.22)

LARGE-CAP VALUE FUND
6/30/20	#	14.92	0.13	(2.52)	(2.39)	—	—	—
12/31/19		12.40	0.26	3.21	3.47	(0.26)	(0.69)	(0.95)
12/31/18		15.75	0.25	(2.23)	(1.98)	(0.22)	(1.15)	(1.37)
12/31/17	*	14.08	0.21	1.52	1.73	—	(0.06)	(0.06)
12/31/16	*	12.48	0.24	2.11	2.35	(0.24)	(0.51)	(0.75)
12/31/15	*	14.72	0.18	(0.95)	(0.77)	(0.24)	(1.23)	(1.47)

REAL ESTATE SECURITIES FUND
6/30/20	#	15.60	0.13	(1.53)	(1.40)	—	—	—
12/31/19		12.31	0.27	3.58	3.85	(0.29)	(0.27)	(0.56)
12/31/18		13.58	0.30	(0.82)	(0.52)	(0.27)	(0.48)	(0.75)
12/31/17	*	12.42	0.24	1.27	1.51	—	(0.35)	(0.35)
12/31/16	*	13.34	0.23	0.29	0.52	(0.38)	(1.06)	(1.44)
12/31/15	*	14.66	0.32	0.27	0.59	(0.40)	(1.51)	(1.91)

SMALL-CAP EQUITY FUND
6/30/20	#	13.13	0.01	(2.28)	(2.27)	—	—	—
12/31/19		12.41	0.12	2.71	2.83	(0.08)	(2.03)	(2.11)
12/31/18		15.81	0.08	(1.61)	(1.53)	(0.10)	(1.77)	(1.87)
12/31/17	*	14.06	0.10	1.97	2.07	—	(0.32)	(0.32)
12/31/16	*	12.16	0.10	2.32	2.42	(0.12)	(0.40)	(0.52)
12/31/15	*	13.43	0.09	(0.13)	(0.04)	(0.08)	(1.15)	(1.23)

100	2020 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

			Ratios and supplemental data
				Ratios to average net assets

Net asset value, end of period	Total return††	Total return excluding payment from affiliates[u]	Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Net investment income (loss) excluding payment from affiliates[u]		Portfolio turnover rate

$18.48	12.82%[b]	12.81%[b]	$129,294	0.58%[c]		0.52%[c]		0.34%[c]		0.33%[c]		60%[b]
16.38	30.73	30.72	117,939	0.57		0.52		0.39		0.38		108
13.73	(0.21)	(0.22)	98,216	0.56		0.52		0.43		0.43		90
14.65	34.54	34.53	97,100	0.59		0.52		0.43		0.43		81
11.05	(0.96)	(0.99)	74,746	0.60		0.52		0.55		0.51		106
11.55	9.67	9.67	81,569	0.57		0.52		0.24		0.24		78

18.05	(4.09)[b]	(4.10)[b]	145,525	0.56	[c]	0.52	[c]	1.13	[c]	1.11	[c]	41	[b]
18.82	30.10	30.09	160,225	0.55		0.52		1.35		1.34		63
15.54	(7.25)	(7.26)	129,668	0.56		0.52		1.03		1.03		61
17.96	23.91	23.91	145,806	0.58		0.52		1.00		1.00		70
14.59	8.60	8.53	127,276	0.58		0.52		1.28		1.22		88
14.28	3.34	3.34	132,244	0.55		0.52		1.01		1.01		82

12.53	(16.02)[b]	(16.03)[b]	60,000	0.66	[c]	0.52	[c]	2.05	[c]	2.04	[c]	15	[b]
14.92	28.66	28.65	75,101	0.62		0.52		1.87		1.86		19
12.40	(14.13)	(14.14)	62,956	0.63		0.52		1.67		1.67		107
15.75	12.34	12.34	76,470	0.63		0.53		1.39		1.39		55
14.08	18.74	18.58	74,680	0.64		0.52		1.86		1.70		68
12.48	(5.00)	(5.00)	64,052	0.58		0.52		1.25		1.25		61

14.20	(8.97)[b]	(8.98)[b]	74,412	0.66	[c]	0.57	[c]	1.88	[c]	1.87	[c]	21	[b]
15.60	31.33	31.32	84,977	0.63		0.57		1.83		1.82		35
12.31	(4.23)	(4.24)	67,142	0.65		0.57		2.29		2.28		34
13.58	12.32	12.32	77,144	0.66		0.58		1.86		1.86		35
12.42	3.96	3.85	73,391	0.65		0.57		1.71		1.60		59
13.34	4.37	4.37	73,223	0.59		0.57		2.12		2.12		30

10.86	(17.29)[b]	(17.29)[b]	44,835	0.80	[c]	0.53	[c]	0.23	[c]	0.23		56	[b]
13.13	23.72	23.72	53,609	0.72		0.53		0.88		0.88		124
12.41	(12.05)	(12.05)	46,425	0.66		0.53		0.52		0.52		86
15.81	14.90	14.90	58,589	0.71		0.53		0.68		0.68		77
14.06	19.87	19.87	54,372	0.71		0.53		0.84		0.84		91
12.16	(0.15)	(0.15)	49,403	0.63		0.53		0.68		0.68		92

See notes to financial statements	TIAA-CREF Life Funds ▪ 2020 Semiannual Report	101

Financial highlights

TIAA-CREF Life Funds

		Selected per share data
			Gain (loss) from investment operations
							Less distributions from
For the period or year ended		Net asset value, beginning of period	Net investment income (loss)[a]		Net realized and unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains	Total dividends and distributions

SOCIAL CHOICE EQUITY FUND
6/30/20	#	$16.75	$0.11		$(0.56)	$(0.45)	$—	$—	$—
12/31/19		14.98	0.29		4.18	4.47	(0.28)	(2.42)	(2.70)
12/31/18		16.90	0.29		(1.06)	(0.77)	(0.29)	(0.86)	(1.15)
12/31/17	*	14.02	0.27		2.66	2.93	(0.00)[d]	(0.05)	(0.05)
12/31/16	*	13.61	0.34		1.48	1.82	(0.34)	(1.07)	(1.41)
12/31/15	*	15.47	0.27		(0.72)	(0.45)	(0.39)	(1.02)	(1.41)

STOCK INDEX FUND
6/30/20	#	28.02	0.21		(1.19)	(0.98)	—	—	—
12/31/19		21.94	0.50		6.21	6.71	(0.43)	(0.20)	(0.63)
12/31/18		23.68	0.46		(1.62)	(1.16)	(0.40)	(0.18)	(0.58)
12/31/17	*	19.59	0.40		3.71	4.11	—	(0.02)	(0.02)
12/31/16	*	17.74	0.40		1.86	2.26	(0.41)	(0.00)	(0.41)
12/31/15	*	18.17	0.35		(0.28)	0.07	(0.36)	(0.14)	(0.50)

INTERNATIONAL EQUITY FUND
06/30/20		8.12	0.06		(0.82)	(0.76)	—	—	—
12/31/19		7.07	0.14		1.45	1.59	(0.17)	(0.37)	(0.54)
12/31/18		9.35	0.17		(2.36)	(2.19)	(0.09)	—	(0.09)
12/31/17	*	7.11	0.10		2.24	2.34	(0.10)	—	(0.10)
12/31/16	*	7.14	0.11		(0.03)	0.08	(0.11)	—	(0.11)
12/31/15	*	7.32	0.10		(0.18)	(0.08)	(0.10)	—	(0.10)

CORE BOND FUND
6/30/20	#	10.59	0.15		0.31	0.46	—	—	—
12/31/19		9.96	0.32		0.62	0.94	(0.31)	—	(0.31)
12/31/18		10.31	0.30		(0.38)	(0.08)	(0.27)	—	(0.27)
12/31/17	*	9.86	0.27		0.18	0.45	(0.00)[d]	—	(0.00)[d]
12/31/16	*	9.82	0.28		0.13	0.41	(0.29)	(0.08)	(0.37)
12/31/15	*	10.22	0.29		(0.23)	0.06	(0.35)	(0.11)	(0.46)

MONEY MARKET FUND
6/30/20	#	1.00	0.00	[d]	—	0.00 [d]	(0.00)[d]	—	—
12/31/19		1.00	0.02		—	0.02	(0.02)	—	(0.02)
12/31/18		1.00	0.02		—	0.02	(0.02)	—	(0.02)
12/31/17		1.00	0.01		—	0.01	(0.01)	—	(0.01)
12/31/16		1.00	0.00	[d]	0.00 [d]	0.00 [d]	(0.00)[d]	—	(0.00)[d]
12/31/15		1.00	0.00	[d]	0.00 [d]	0.00 [d]	(0.00)[d]	—	(0.00)[d]

102	2020 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

			Ratios and supplemental data
				Ratios to average net assets

Net asset value, end of period	Total return††	Total return excluding payment from affiliates[u]	Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Net investment income (loss) excluding payment from affiliates[u]		Portfolio turnover rate		Portfolio turnover rate excluding mortgage dollar rolls

$16.30	(2.69)%[b]	(2.69)%[b]	$66,922	0.34%[c]		0.22%[c]		1.43%[c]		1.43%[c]		18%[b]		18	[b]
16.75	31.38	31.38	70,890	0.31		0.22		1.75		1.75		27		27
14.98	(5.55)	(5.55)	55,841	0.32		0.22		1.68		1.68		38		38
16.90	20.96	20.96	61,385	0.33		0.22		1.75		1.75		13		13
14.02	13.35	13.35	52,595	0.36		0.22		2.44		2.44		21		21
13.61	(2.70)	(2.70)	47,408	0.28		0.22		1.76		1.76		9		9

27.04	(3.50)[b]	(3.50)[b]	555,791	0.10	[c]	0.09	[c]	1.61	[c]	1.61	[c]	2	[b]	2	[b]
28.02	30.81	30.81	584,156	0.10		0.09		1.94		1.94		3		3
21.94	(5.28)	(5.28)	429,527	0.10		0.09		1.89		1.89		4		4
23.68	21.01	21.01	445,430	0.12		0.09		1.88		1.88		7		7
19.59	12.71	12.71	364,787	0.12		0.09		2.19		2.19		12		12
17.74	0.43	0.43	332,443	0.11		0.09		1.91		1.91		7		7

7.36	(9.36)[b]	(9.37)[b]	97,737	0.69	[c]	0.60	[c]	1.84	[c]	1.82	[c]	83	[b]	83	[b]
8.12	23.07	23.06	107,619	0.71		0.60		1.75		1.74		108		108
7.07	(23.58)	(23.59)	86,051	0.71		0.60		1.96		1.95		67		67
9.35	32.98	32.97	115,406	0.70		0.60		1.24		1.24		119		119
7.11	1.06	0.96	88,738	0.69		0.60		1.57		1.47		94		94
7.14	(0.98)	(0.98)	91,819	0.66		0.60		1.29		1.29		77		77

11.05	4.34 [b]	4.34 [b]	203,006	0.40	[c]	0.35	[c]	2.79	[c]	2.79	[c]	59	[b]	47	[b]
10.59	9.48	9.48	203,001	0.37		0.35		3.04		3.04		117		111
9.96	(0.79)	(0.79)	189,285	0.38		0.35		3.01		3.01		147		139
10.31	4.54	4.54	199,969	0.36		0.35		2.69		2.69		147		114
9.86	4.23	4.23	177,844	0.42		0.35		2.80		2.80		217		143
9.82	0.57	0.57	179,096	0.39		0.35		2.77		2.77		155		155

1.00	0.41 [b]	0.41 [b]	130,745	0.21	[c]	0.15	[c]	0.77	[c]	0.77	[c]	—		—
1.00	2.09	2.09	105,806	0.23		0.15		2.06		2.06		—		—
1.00	1.71	1.71	104,670	0.24		0.15		1.73		1.73		—		—
1.00	0.74	0.74	82,411	0.26		0.15		0.75		0.75		—		—
1.00	0.28	0.28	78,259	0.26		0.15		0.28		0.28		—		—
1.00	0.00	0.00	71,238	0.23		0.15		0.00		0.00		—		—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2020 Semiannual Report	103

Financial highlights

TIAA-CREF Life Funds

		Selected per share data
			Gain (loss) from investment operations
						Less distributions from
For the period or year ended		Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains	Total dividends and distributions

BALANCED FUND
6/30/20	#	$12.45	$(0.01)	$0.00	$(0.01)	$—	$—	$—
12/31/19		10.94	0.25	1.79	2.04	(0.26)	(0.27)	(0.53)
12/31/18		11.63	0.21	(0.84)	(0.63)	(0.00)[d]	(0.06)	(0.06)
12/31/17		10.32	0.00	1.42	1.42	—	(0.11)	(0.11)
12/31/16		10.12	0.23	0.39	0.62	(0.25)	(0.17)	(0.42)
12/31/15		10.45	0.22	(0.09)	0.13	(0.30)	(0.16)	(0.46)

#	Unaudited
*	This per share data has been retroactively adjusted for 5-for-2 stock split that occurred on October 25, 2017.
††	Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.
a	Based on average shares outstanding.
b	The percentages shown for this period are not annualized.
c	The percentages shown for this period are annualized.
d	Amount represents less than $0.01 per share.
e	The Fund’s expenses do not include the expenses of the Underlying Funds.
u	Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. The total return and net investment income ratio displayed excludes this item.

104	2020 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

		Ratios and supplemental data
			Ratios to average net assets

Net asset value, end of period	Total return††	Net assets at end of period (in thousands)	Gross expenses[e]	Net expenses[e]	Net investment income (loss)	Portfolio turnover rate

$12.44	(0.08)%[b]	$64,554	0.21%[c]	0.10%[c]	(0.10)%[c]	13%[b]
12.45	18.81	68,825	0.20	0.10	2.07	19
10.94	(5.47)	56,516	0.21	0.10	1.77	17
11.63	13.82	59,343	0.23	0.10	0.02	14
10.32	6.14	49,957	0.24	0.10	2.20	17
10.12	1.28	42,585	0.23	0.10	2.03	40

See notes to financial statements	TIAA-CREF Life Funds ▪ 2020 Semiannual Report	105

Notes to financial statements (unaudited)

TIAA_CREF Life Funds

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust consists of the following funds: Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, International Equity Fund, Core Bond Fund, Money Market Fund and Balanced Fund (collectively the “Funds” or individually, the “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

106	2020 Semiannual Report ▪ TIAA-CREF Life Funds

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Dividends from affiliated investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from affiliated investments on the Statements of operations. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. In many cases, these estimates are based on data from the prior calendar year end.

Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax

TIAA-CREF Life Funds ▪ 2020 Semiannual Report	107

Notes to financial statements (unaudited)

differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

New accounting pronouncements: In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the optional expedients as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the optional expedients, but is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

108	2020 Semiannual Report ▪ TIAA-CREF Life Funds

continued

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

TIAA-CREF Life Funds ▪ 2020 Semiannual Report	109

Notes to financial statements (unaudited)

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Options: Purchased and written options traded over the counter and listed on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Unfunded loan commitment: Unfunded loan commitments are marked-to-market daily based upon a price supplied by a pricing service. Unfunded loan commitments are generally categorized as Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

As of June 30, 2020, 100% of the value of investments in the Money Market Fund was valued based on Level 2 inputs, while 100% of the value in the Balanced Fund was based on Level 1 inputs.

110	2020 Semiannual Report ▪ TIAA-CREF Life Funds

continued

The following table summarizes the market value of the Funds’ investments as of June 30, 2020, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total

Growth Equity
Equity investments:
Communication services	$18,191,532	$289,952	$—	$18,481,484
Health care	18,725,918	6,050,730	—	24,776,648
Information technology	49,288,457	1,704,383	—	50,992,840
All other equity investments*	34,170,142	—	—	34,170,142
Written options**	(54,204)	—	—	(54,204)

Total	$120,321,845	$8,045,065	$—	$128,366,910

Growth & Income
Equity investments:
Communication services	$15,960,373	$293,970	$—	$16,254,343
Consumer discretionary	16,246,875	801,293	—	17,048,168
Consumer staples	9,500,056	665,795	—	10,165,851
Health care	21,100,051	2,738,473	—	23,838,524
Industrials	12,304,437	520,943	—	12,825,380
All other equity investments*	65,580,992	—	—	65,580,992
Short-term investments	—	350,000	—	350,000
Purchased options	480	—	—	480
Written options**	(631,722)	—	—	(631,722)

Total	$140,061,542	$5,370,474	$—	$145,432,016

Large-Cap Value
Equity investments*	$59,501,128	$—	$—	$59,501,128
Short-term investments	—	670,000	—	670,000

Total	$59,501,128	$670,000	$—	$60,171,128

Real Estate Securities
Equity investments:
Internet services & infrastructure	$1,035,580	$848,551	$—	$1,884,131
All other equity investments*	72,068,852	—	—	72,068,852
Short-term investments	—	650,000	—	650,000

Total	$73,104,432	$1,498,551	$—	$74,602,983

Small-Cap Equity
Equity investments:
Information technology	$6,096,166	$113,100	$—	$6,209,266
All other equity investments*	36,997,916	—	—	36,997,916
Short-term investments	252,290	1,590,000	—	1,842,290
Futures contracts**	(13,755)	—	—	(13,755)

Total	$43,332,617	$1,703,100	$—	$45,035,717

Social Choice Equity
Equity investments:
Information technology	$17,065,568	$86,130	$—	$17,151,698
All other equity investments*	49,284,813	—	—	49,284,813
Short-term investments	46,292	270,000	—	316,292
Futures contracts**	(12,733)	—	—	(12,733)

Total	$66,383,940	$356,130	$—	$66,740,070

TIAA-CREF Life Funds ▪ 2020 Semiannual Report	111

Notes to financial statements (unaudited)

Fund	Level 1	Level 2	Level 3	Total

Stock Index
Equity investments:
Financials	$57,773,539	$—	$117	$57,773,656
Health care	82,033,438	—	1,629	82,035,067
Information technology	146,410,010	95,265	—	146,505,275
All other equity investments*	264,452,589	—	—	264,452,589
Short-term investments	2,295,108	4,860,000	—	7,155,108
Futures contracts**	(91,017)	—	—	(91,017)

Total	$552,873,667	$4,955,265	$1,746	$557,830,678

International Equity
Equity investments:
Asia	$1,868,589	$23,259,356	$—	$25,127,945
Australasia	—	5,642,816	—	5,642,816
Europe	—	54,785,604	—	54,785,604
All other equity investments*	3,618,638	4,237,018	—	7,855,656
Short-term investments	—	4,000,000	—	4,000,000

Total	$5,487,227	$91,924,794	$—	$97,412,021

Core Bond
Bank loan obligations	$—	$2,846,297	$—	$2,846,297
Corporate bonds	204,119	89,713,816	—	89,917,935
Government bonds	—	65,760,041	388,445	66,148,486
Structured assets	—	38,060,336	500,000	38,560,336
Preferred stocks	181,062	—	—	181,062
Short-term investments	—	13,109,904	—	13,109,904
Forward foreign currency contracts**	—	(19,376)	—	(19,376)

Total	$385,181	$209,471,018	$888,445	$210,744,644

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

112	2020 Semiannual Report ▪ TIAA-CREF Life Funds

continued

At June 30, 2020, the following Funds have invested in derivative contracts which are reflected in the Statements of assets and liabilities as follows:

	Assets derivatives		Liabilities derivatives
Derivative contract	Location	Fair value amount	Location	Fair value amount

Growth Equity Fund
Equity contracts			Written options	$(54,204)

Growth & Income Fund
Equity contracts	Portfolio investments	$480	Written options	(631,722)

Small-Cap Equity Fund
Equity contracts			Futures contracts*	(13,755)

Social Choice Equity Fund
Equity contracts			Futures contracts*	(12,733)

Stock Index Fund
Equity contracts			Futures contracts*	(91,017)

Core Bond Fund
Foreign-exchange contracts			Forward foreign currency contracts	(19,376)

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures contracts.

For the period ended June 30, 2020, the effect of derivative contracts on the Funds’ Statements of operations was as follows:

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Growth Equity Fund
Equity contracts	Written options	$2,253	$(29,340)

Growth & Income Fund
Equity contracts	Purchased options	—	(17,396)
Equity contracts	Written options	(385,543)	(12,201)

Small-Cap Equity Fund
Equity contracts	Futures transactions	11,682	(13,895)

Social Choice Equity Fund
Equity contracts	Futures transactions	60,807	(16,986)

Stock Index Fund
Equity contracts	Futures transactions	17,843	(107,489)

TIAA-CREF Life Funds ▪ 2020 Semiannual Report	113

Notes to financial statements (unaudited)

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Core Bond Fund
Equity contracts	Futures transactions	$2,464	$—
Foreign-exchange contracts	Forward foreign currency contracts	14,283	(19,376)
Credit contracts	Swap transactions	86,647	55,324

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. Options can be settled either directly with the counterparty (over the counter) or through a central clearinghouse (exchange traded). To manage the risk, the Funds may invest in both equity and index options. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the Summary portfolio of investments, and written options are separately reflected as a liability in the Statements of assets and liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks may arise upon entering into over the counter options from the potential of default by counterparty. Also, risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of assets and liabilities. During the period ended June 30, 2020, the Growth Equity Fund and Growth & Income Fund had exposure to options, based on underlying notional values, generally between 0% and 10% of net assets. The purchased and written options outstanding as of June 30, 2020 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of

114	2020 Semiannual Report ▪ TIAA-CREF Life Funds

continued

such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended June 30, 2020, the Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund and the Core Bond Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 4% of net assets. The futures contracts outstanding as of June 30, 2020 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

Forward foreign currency contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statements of assets and liabilities. The Funds realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of assets and liabilities. During the period ended June 30, 2020, the Core Bond Fund had exposure to forwards, based on underlying notional values of 0% of net assets. The forward contracts outstanding as of June 30, 2020 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

Credit default swap contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Funds are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Funds. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future

TIAA-CREF Life Funds ▪ 2020 Semiannual Report	115

Notes to financial statements (unaudited)

payment that the Funds could be required to make under the contract. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds keep the stream of payments with no payment obligations. When the Funds sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Funds.

Certain Funds may also buy credit default swap contracts, in which case the Funds function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Funds with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Funds as they are entered into with a central clearinghouse which guarantees the swap against default.

The value of a bilateral swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of assets and liabilities. Centrally cleared swaps initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. The daily fluctuation in fair value is accounted for as a variation margin receivable or payable on the Statements of assets and liabilities.

Under the terms of the credit default swap contracts, the Funds receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the period ended June 30, 2020, the Core Bond Fund had exposure to credit default swap contracts, based on underlying notional values, generally between 2% and 4% of net assets. There are no credit default swap contracts outstanding as of June 30, 2020.

Note 4—investment adviser and affiliates

Teachers Advisors, LLC (“Advisors”), a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”) and a registered investment adviser, provides investment advisory services for the Funds pursuant to an Investment Advisory Agreement between Advisors and the Funds. The Funds have also entered into an Administrative Service Agreement with Advisors under which

116	2020 Semiannual Report ▪ TIAA-CREF Life Funds

continued

the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares. Under the terms of the distribution agreement, Nuveen Securities is not compensated. Nuveen Securities does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds. Prior to September 30, 2019, Teachers Personal Investor Services (“TPIS”) was the distributor of the Funds’ shares. Effective September 30, 2019, TPIS merged into Nuveen Securities and Nuveen Securities became the distributor of the Funds’ shares.

As part of the Advisory Agreement, Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of June 30, 2020, the investment management fees and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets:

Fund	Investment management fee	Maximum expense amounts*

Growth Equity	0.45%	0.52%
Growth & Income	0.45	0.52
Large-Cap Value	0.45	0.52
Real Estate Securities	0.50	0.57
Small-Cap Equity	0.46	0.53
Social Choice Equity	0.15	0.22
Stock Index	0.06	0.09
International Equity	0.50	0.60
Core Bond	0.30	0.35
Money Market	0.10	0.15
Balanced	0.10	0.10

*	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least April 30, 2021. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

Income, reflected in Payment from affiliate on the Statements of operations, reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended June 30, 2020, these transactions did not materially impact the funds.

Certain registered separate accounts of TIAA-CREF Life, which is a wholly owned subsidiary of TIAA, have various sub-accounts which invest in the Funds.

TIAA-CREF Life Funds ▪ 2020 Semiannual Report	117

Notes to financial statements (unaudited)

The following is the percentage of the Funds’ shares owned by affiliates and the Balanced Fund as of June 30, 2020:

Underlying Fund	Investments in funds held by TIAA-CREF Life	Investments in funds held by Balanced Fund	Total

Growth Equity	95%	5%	100%
Growth & Income	96	4	100
Large-Cap Value	91	9	100
Real Estate Securities	98	2	100
Small-Cap Equity	97	3	100
Social Choice Equity	100	—	100
Stock Index	99	1	100
International Equity	93	7	100
Core Bond	84	16	100
Money Market	100	—	100
Balanced	100	—	100

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The TIAA-CREF Life Balanced Fund invests its assets in shares of the affiliated TIAA-CREF Life Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 12/31/19	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 6/30/20

TIAA-CREF Life Balanced Fund
TIAA-CREF Life Funds:
Growth Equity	$6,417	$745	$1,831	$201	$614	$—	$6,146
Growth & Income	6,953	704	926	11	(239)	—	6,503
Large-Cap Value	6,050	1,189	836	(94)	(835)	—	5,474
Real Estate Securities	1,404	226	249	4	(96)	—	1,289
Small Cap Equity	1,380	352	221	(65)	(135)	—	1,311
Stock Index	5,531	490	673	66	(210)	—	5,204
International Equity	6,941	1,230	1,066	(144)	(485)	—	6,476
Core Bond	34,080	3,194	6,511	101	1,245	—	32,109

	$68,756	$8,130	$12,313	$80	$(141)	$—	$64,512

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business

118	2020 Semiannual Report ▪ TIAA-CREF Life Funds

continued

day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of assets and liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of assets and liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities. As of June 30, 2020, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
At June 30, 2020, the total value of securities on loan and the total value of collateral received were as follows:

Fund	Aggregate value of securities on loan	Cash collateral received*	Non-cash collateral received	Total collateral received

Growth & Income	$280,661	$—	$284,554	$284,554
Small-Cap Equity	360,209	252,290	72,144	324,434
Social Choice Equity	184,298	46,292	135,716	182,008
Stock Index	3,038,336	2,295,108	536,791	2,831,899
International Equity	1,517,992	—	1,601,362	1,601,362

*	May include cash and investment of cash collateral.

Repurchase agreements: Each Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased

TIAA-CREF Life Funds ▪ 2020 Semiannual Report	119

Notes to financial statements (unaudited)

or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Amounts receivable and/or payable for these transactions are reflected separately in the Statements of assets and liabilities.

Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Unfunded loan commitment: The Funds may enter into loan commitments to fund a portion of a delayed-draw term loan facility. The Funds are obligated to fund loan commitments at the borrower’s discretion. The Funds reserve against such contingent obligation by segregating short-term securities or cash. At June 30, 2020 no Funds held unfunded loan commitments. Unfunded loan commitments are marked-to-market daily. Interest income and the change in unrealized appreciation (depreciation) are included on the Statements of operations.

Net unrealized appreciation (depreciation): At June 30, 2020, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

Growth Equity	$75,117,447	$54,554,548	$(1,305,085)	$53,249,463
Growth & Income	93,099,458	56,281,638	(3,949,080)	52,332,558
Large-Cap Value	55,445,179	8,423,149	(3,697,200)	4,725,949
Real Estate Securities	51,765,611	24,392,195	(1,554,823)	22,837,372
Small-Cap Equity	44,255,186	5,636,925	(4,856,394)	780,531
Social Choice Equity	45,034,389	24,300,999	(2,595,318)	21,705,681
Stock Index	278,943,680	312,572,770	(33,685,772)	278,886,998
International Equity	101,524,199	7,866,657	(11,978,835)	(4,112,178)
Core Bond	201,344,639	12,023,336	(2,623,331)	9,400,005
Balanced	57,126,840	8,820,098	(1,435,131)	7,384,967

120	2020 Semiannual Report ▪ TIAA-CREF Life Funds

continued

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended June 30, 2020 were as follows:

Fund	Non-U.S. government purchases	U.S. government purchases	Non-U.S. government sales	U.S. government sales

Growth Equity	$70,493,418	$—	$74,755,533	$—
Growth & Income	58,808,006	—	65,711,147	—
Large-Cap Value	9,444,787	—	11,343,184	—
Real Estate Securities	15,806,269	—	17,325,360	—
Small-Cap Equity	24,515,095	—	25,029,019	—
Social Choice Equity	11,700,313	—	13,353,335	—
Stock Index	11,122,258	—	15,578,016	—
International Equity	75,593,710	—	75,100,542	—
Core Bond	(52,791,175)	166,897,334	(36,924,464)	151,944,895
Balanced	8,483,144	—	12,668,207	—

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended December 31, 2019 was as follows:

		2019
Fund	Ordinary income	Long-term capital gains	Total

Growth Equity	$468,046	$9,384,206	$9,852,252
Growth & Income	1,506,220	8,976,416	10,482,636
Large-Cap Value	1,238,952	3,282,327	4,521,279
Real Estate Securities	1,549,733	1,411,488	2,961,221
Small-Cap Equity	2,115,655	5,317,159	7,432,814
Social Choice Equity	1,161,461	8,577,050	9,738,511
Stock Index	8,740,571	3,909,975	12,650,546
International Equity	2,028,157	4,529,229	6,557,386
Core Bond	5,808,915	—	5,808,915
Money Market	2,091,692	—	2,091,692
Balanced	1,455,348	1,302,684	2,758,032

The tax character of the fiscal year 2020 distributions will be determined at the end of the fiscal year.

TIAA-CREF Life Funds ▪ 2020 Semiannual Report	121

Notes to financial statements (unaudited)	concluded

Note 7—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended June 30, 2020, there were no inter-fund borrowing or lending transactions.

Note 8—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 16, 2020 expiring on June 15, 2021, replacing the previous facility, which expired June 2020. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended June 30, 2020, there were no borrowings under this credit facility by the Funds.

Note 9—legal proceedings

The Social Choice Equity Fund was named as defendant and a putative member of the proposed defendant class of shareholders, or could be added as a defendant, in pending litigation by the Bankruptcy Litigation Trustee for the Tribune Company (Tribune) and certain creditors of Tribune, as a result of its ownership of shares of Tribune in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The plaintiffs in that litigation seek to recover payments of the proceeds of the LBO. The litigation is now part of a multi-district litigation proceeding in the Southern District of New York and the Second Court of Appeals. The Fund’s exposure related to this matter is estimated to be 0.18% of net assets as of June 30, 2020.

122	2020 Semiannual Report ▪ TIAA-CREF Life Funds

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Life Funds

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Life Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series of the Trust (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Under normal circumstances, Section 15(c) requires this annual renewal to be made at an in-person meeting of the Board. However, due to the COVID-19 pandemic, the Securities and Exchange Commission (“SEC”) issued a temporary, conditional exemptive order on March 13, 2020, as extended on March 25, 2020 (the “SEC Order”), permitting mutual fund boards to vote to approve matters subject to the Section 15(c) in-person approval requirement at a meeting that is not held in person if the board determines that reliance on the SEC Order is necessary or appropriate due to prevailing circumstances related to the current or potential effects of COVID-19 and the board ratifies any action taken pursuant to the SEC Order at its next in-person meeting.

Overview of the renewal process

The Board held a telephonic meeting on March 26, 2020, in order to consider the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board described further below. At the outset of the meeting, the Board considered reliance upon the SEC Order and determined that such reliance was necessary due to, among other considerations, COVID-19 pandemic-related social distancing requirements, travel restrictions and other governmental mandates imposed for health and safety reasons. The Board noted that it would ratify actions taken at this meeting pursuant to the SEC Order at its next in-person meeting.

TIAA-CREF Life Funds ▪ 2020 Semiannual Report	123

Approval of investment management agreement (unaudited)

As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following consultations with Advisors’ representatives, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies (except for brokerage commission costs) and against a more selective peer group of mutual funds that underlie variable insurance products with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board discussed, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge.

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

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continued

In advance of the Board meeting held on March 26, 2020, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Funds’ direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading, soft dollar usage and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the SEC (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.

On March 12, 2020, the Board met informally to discuss Advisors’ materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors. Subsequently, at the March 26, 2020 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board discussed various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale

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are shared with the Fund for the benefit of its investors, such as through management fee breakpoints; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As part of the Board’s review of these factors, the Board received information from management on the impact of the COVID-19 pandemic on the Teachers Insurance and Annuity Association of America (“TIAA”) enterprise generally and the Funds in particular including, among other information, the current and expected impact on the Funds’ performance and operations. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the March 26, 2020 meeting that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors representatives were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of discussions and meetings leading up to the March 26, 2020 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is an ongoing process. The Board, as well as its Committees, discussed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receive and discuss, among other matters, information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 26, 2020, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also

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continued

considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund, the TIAA-CREF Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds, including conducting research, identifying investments and placing orders to buy and sell securities for the Funds’ investment portfolios and, with respect to the Balanced Fund, which is a fund of funds that may invest its assets in the securities of affiliated and unaffiliated investment companies or other investment pools, referred to as “underlying funds”; selecting underlying funds and allocating the Balanced Fund’s assets among the underlying funds; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index or, in circumstances where a Fund’s peer group or peer universe was not viewed as a representative basis for comparison, other comparative information deemed relevant by management and/or the Board. The Board also discussed the three-year performance of the Stock Index Fund before any reductions for fees and expenses. In this analysis, the Board considered the

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impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation, as applicable, on the Stock Index Fund’s performance as compared to the performance of its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.

The Board considered, in those cases in which a Fund had performed materially differently from its Broadridge peers or benchmark based on a Board-established threshold, the factors identified by Advisors that contributed to such difference and any remedial measures being undertaken by Advisors. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2019. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board considered that Advisors calculated that it had incurred a net loss with respect to each of the Funds under the Agreement for the one-year period ended December 31, 2019.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds that underlie variable insurance products to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds that underlie variable insurance products. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds that underlie variable insurance products. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of similar mutual funds that underlie variable insurance products. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to

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continued

fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered that because Advisors operated each Fund at a loss, there was little opportunity to pass economies of scale on to Fund shareholders. The Board also considered Advisors’ compensation of the Funds for some of the soft dollar amounts the Funds spent on research during the year, as well as Advisors’ commitment to compensate the Funds for all of their soft dollar expense in 2021. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, including foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as certain of the Funds. The Board considered the management fee rates and the performance of such investment companies and accounts. The Board considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered Advisors’ representation that, while management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services; (4) may have different regulatory burdens; (5) may target different investors; and/or (6) may be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules.

Other benefits

The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Funds to Advisors or its affiliates for other services, such as administration, and investment-related benefits, such as economies of scale to the extent the Funds share investment resources and/or personnel with other clients of Advisors, use of

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research obtained through the Funds’ use of soft dollar to manage the assets of other clients and the ability to incubate strategies within one or more Funds that could be subsequently utilized to manage other non-Fund products. Advisors and its affiliates may also benefit from the level of business and relationships the Funds have with certain service providers. Additionally, the Funds are utilized primarily as investment options for products offered by an affiliate of Advisors, TIAA-CREF Life Insurance Company. Also, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs.

Fund-by-fund synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. All time periods referenced below are ended December 31, 2019. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2019. Statements below regarding “net loss” refer to Advisors’ calculation that it incurred a loss for the services that it rendered to a Fund during 2019 under the Agreement.

Growth Equity Fund

•	The Fund’s annual contractual investment management fee rate is 0.45% of average daily net assets.
•

The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).

•

The Fund was in the 5th, 3rd, 4th and 2nd quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 3rd, 4th and 2nd quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.

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continued

Growth & Income Fund

•	The Fund’s annual contractual investment management fee rate is 0.45% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 3rd, 2nd, 2nd and 2nd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 1st, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.

Large-Cap Value Fund

•	The Fund’s annual contractual investment management fee rate is 0.45% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 1st, 5th, 4th and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 5th, 5th and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 2 stars.
•	The Board considered that the Fund underwent a portfolio manager change in January 2020.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.

Real Estate Securities Fund

•	The Fund’s annual contractual investment management fee rate is 0.50% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 1st quintile of both its Performance Group and Performance Universe for each of the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.

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Small-Cap Equity Fund

•	The Fund’s annual contractual investment management fee rate is 0.46% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were in each the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 4th, 3rd, 2nd and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 2nd, 2nd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.

Social Choice Equity Fund

•	The Fund’s annual contractual investment management fee rate is 0.15% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 3rd, 2nd, 2nd and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 1st, 2nd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.

Stock Index Fund

•	The Fund’s annual contractual investment management fee rate is 0.06% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•

For the three-year period, the Fund’s adjusted relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses, including the effect of net asset value rounding and excluding the effects of fair valuation, foreign exchange, effective tax rates, securities lending and class action recoveries) as compared to its benchmark, the Russell 3000® Index, differed by -3 basis points. For reference, one basis point equals 0.01%.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period

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continued

International Equity Fund

•	The Fund’s annual contractual investment management fee rate is 0.50% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 1st, 4th, 4th and 2nd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 4th, 4th and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 1 star.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.

Core Bond Fund

•	The Fund’s annual contractual investment management fee rate is 0.30% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 2nd, 2nd, 1st and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 1st, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.

Money Market Fund

•	The Fund’s annual contractual investment management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund ranked 1 out of 3 funds within its Performance Group for each of the one-, three-, five- and ten-year periods. The Fund was in the 2nd, 1st, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	Money market funds are not rated by Morningstar.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.

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Approval of investment management agreement (unaudited)	concluded

Balanced Fund

•	The Fund’s annual contractual investment management fee rate is 0.10% of average daily net assets.
•

The Fund’s total expense ratio was in the 2nd quintile of its Expense Group and in the 1st quintile of its Expense Universe. The Fund’s actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.

•

The Fund was in the 1st, 2nd and 1st quintiles of its Performance Group for the one-, three-and five-year periods, respectively. The Fund was in the 2nd quintile of its Performance Universe for each of the one-, three- and five-year periods.

•	The Fund received an Overall Morningstar Rating of 5 stars.
•

Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period and also incurred a net loss on each of the underlying funds in which the Fund invested.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

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Liquidity risk management program

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each series of the Trust covered by this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Funds’ Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.

At a February 11, 2020 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from December 1, 2018 through November 30, 2019 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and utilize third-party vendor data.

Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

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Liquidity risk management program	(concluded)

The Liquidity Rule also limits each Fund’s investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on illiquid investments.

136	2020 Semiannual Report ▪ TIAA-CREF Life Funds

Additional information about index providers (unaudited)

Russell indexes

Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2020. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Bloomberg Barclays indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

FTSE index

Source: FTSE International Limited (“FTSE”) © FTSE 2020. “FTSE®” is a trade mark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. “Nareit®” is a trade mark of the National Association of Real Estate Investment Trusts (“Nareit”). All intellectual property rights in the Index vest in FTSE and Nareit. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

Standard & Poor’s index

The S&P®  500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the Growth & Income Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively,

TIAA-CREF Life Funds ▪ 2020 Semiannual Report	137

Additional information about index providers (unaudited)

“S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the Fund with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Fund. S&P Dow Jones Indices has no obligation to take the needs of the Fund or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of Fund shares or in the determination or calculation of the equation by which Fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUND, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

MSCI indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis

138	2020 Semiannual Report ▪ TIAA-CREF Life Funds

concluded

for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Morningstar index

©2020 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

TIAA-CREF Life Funds ▪ 2020 Semiannual Report	139

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TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 2.6%
2,503		Aptiv plc	$195,034
2,965	*	Tesla, Inc	3,201,636

		TOTAL AUTOMOBILES & COMPONENTS	3,396,670

CAPITAL GOODS - 1.7%
3,949		Boeing Co	723,852
24,038	*	Raytheon Technologies Corp	1,481,221

		TOTAL CAPITAL GOODS	2,205,073

COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
6,222	*	Clarivate Analytics plc	138,937
1,211	*	CoStar Group, Inc	860,622
6,007		Equifax, Inc	1,032,483

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,032,042

CONSUMER DURABLES & APPAREL - 1.8%
24,039		Nike, Inc (Class B)	2,357,024

		TOTAL CONSUMER DURABLES & APPAREL	2,357,024

CONSUMER SERVICES - 1.0%
2,106		Hilton Worldwide Holdings, Inc	154,686
15,274		Starbucks Corp	1,124,013

		TOTAL CONSUMER SERVICES	1,278,699

DIVERSIFIED FINANCIALS - 2.5%
2,727		Apollo Global Management, Inc	136,132
8,972		Intercontinental Exchange Group, Inc	821,835
6,749		S&P Global, Inc	2,223,661

		TOTAL DIVERSIFIED FINANCIALS	3,181,628

ENERGY - 0.2%
4,867		Concho Resources, Inc	250,651

		TOTAL ENERGY	250,651

HEALTH CARE EQUIPMENT & SERVICES - 2.4%
18,736		Alcon, Inc	1,073,948
25,375	*	Boston Scientific Corp	890,916
4,285	*	Guardant Health, Inc	347,642
660	*	Intuitive Surgical, Inc	376,088
2,158		Stryker Corp	388,850

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,077,444

MATERIALS - 1.4%
3,215		Linde plc	681,934
2,004		Sherwin-Williams Co	1,158,011

		TOTAL MATERIALS	1,839,945

MEDIA & ENTERTAINMENT - 14.1%
2,108	*	Alphabet, Inc (Class A)	2,989,249
1,831	*	Alphabet, Inc (Class C)	2,588,320
28,693	*	Facebook, Inc	6,515,320
3,655	*	Match Group, Inc	1,182,027
3,536	*	Match Group, Inc	289,952

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

3,274	*	Netflix, Inc	$1,489,801
28,008	*	Twitter, Inc	834,358
20,640		Walt Disney Co	2,301,566

		TOTAL MEDIA & ENTERTAINMENT	18,190,593

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 16.8%
15,806		AbbVie, Inc	1,551,833
1,400		Amgen, Inc	330,204
33,024		AstraZeneca plc	3,436,953
29,853	*	Avantor, Inc	507,501
8,455	*	BioMarin Pharmaceutical, Inc	1,042,840
15,746		Eli Lilly & Co	2,585,178
4,061	*	Illumina, Inc	1,503,991
6,173	*	IQVIA Holdings, Inc	875,825
2,476		Lonza Group AG.	1,311,530
2,661		Novo Nordisk AS	173,358
4,378	*	Regeneron Pharmaceuticals, Inc	2,730,340
2,141	*	Royalty Pharma plc	103,946
731	*	Seattle Genetics, Inc	124,212
10,527	*	Vertex Pharmaceuticals, Inc	3,056,093
61,501	*,g	Wuxi Biologics Cayman, Inc	1,128,888
9,023		Zoetis, Inc	1,236,512

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	21,699,204

RETAILING - 11.9%
3,527	*	Amazon.com, Inc	9,730,358
652	*	Booking Holdings, Inc	1,038,206
5,602		Home Depot, Inc	1,403,357
10,638		Lowe’s Companies, Inc	1,437,407
24,298		TJX Companies, Inc	1,228,507
2,377	*	Ulta Beauty, Inc	483,529

		TOTAL RETAILING	15,321,364

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.6%
23,143	*	Advanced Micro Devices, Inc	1,217,553
18,941		Applied Materials, Inc	1,144,983
3,718		Broadcom, Inc	1,173,438
4,235		Lam Research Corp	1,369,853
33,499		Marvell Technology Group Ltd	1,174,475
8,476		NVIDIA Corp	3,220,117
11,091		NXP Semiconductors NV	1,264,818
5,067		Skyworks Solutions, Inc	647,867
10,007		Texas Instruments, Inc	1,270,589

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	12,483,693

SOFTWARE & SERVICES - 23.8%
6,519	*	Adobe, Inc	2,837,786
1,171	*,g	Adyen NV	1,704,383
11,017	*	Akamai Technologies, Inc	1,179,811
2,174	*	Atlassian Corp plc	391,907
1,974	*	Crowdstrike Holdings, Inc	197,972
6,858		Intuit, Inc	2,031,271
8,053		Mastercard, Inc (Class A)	2,381,272
34,934		Microsoft Corp	7,109,418
14,564	*	PayPal Holdings, Inc	2,537,486
20,415	*	salesforce.com, Inc	3,824,342
1,767	*	ServiceNow, Inc	715,741
250	*	Shopify, Inc (Class A)	237,300
2,703	*	Splunk, Inc	537,086
4,211	*	Twilio, Inc	923,978
19,453		Visa, Inc (Class A)	3,757,736
1,965	*	Zoom Video Communications, Inc	498,206

		TOTAL SOFTWARE & SERVICES	30,865,695

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 5.9%
17,968	n	Apple, Inc	$6,554,727
10,803	*	Keysight Technologies, Inc	1,088,726

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	7,643,453

TELECOMMUNICATION SERVICES - 0.2%
2,793	*	T-Mobile US, Inc	290,891

		TOTAL TELECOMMUNICATION SERVICES	290,891

TRANSPORTATION - 1.8%
6,937		Kansas City Southern	1,035,625
40,908	*	Uber Technologies, Inc	1,271,420

		TOTAL TRANSPORTATION	2,307,045

		TOTAL COMMON STOCKS	128,421,114

		(Cost $74,784,789)
		TOTAL INVESTMENTS - 99.3%	128,421,114
		(Cost $74,784,789)
		OTHER ASSETS & LIABILITIES, NET - 0.7%	872,497

		NET ASSETS - 100.0%	$129,293,611

*	Non-income producing
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2020, the aggregate value of these securities is $2,833,271 or 2.2% of net assets.

n	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on open written options contracts.

Written options outstanding as of June 30, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Apple, Inc, Call	4	$(3,494)	$330.00	09/18/20	$(18,200)
Apple, Inc, Call	4	(3,451)	350.00	09/18/20	(12,240)
Apple, Inc, Call	4	(4,702)	330.00	12/18/20	(20,928)
Apple, Inc, Put	4	(1,719)	240.00	07/17/20	(28)
Apple, Inc, Put	4	(2,966)	240.00	09/18/20	(648)
Apple, Inc, Put	4	(8,532)	250.00	12/18/20	(2,160)

Total	24	$(24,864)			$(54,204)

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.1%

AUTOMOBILES & COMPONENTS - 0.5%
8,505		Aptiv plc	$662,710

		TOTAL AUTOMOBILES & COMPONENTS	662,710

BANKS - 4.3%
85,795		Bank of America Corp	2,037,631
30,180	n	Citigroup, Inc	1,542,198
26,692		JPMorgan Chase & Co	2,510,649
12,519		Radian Group, Inc	194,170

		TOTAL BANKS	6,284,648

CAPITAL GOODS - 6.9%
2,633	n	Carlisle Cos, Inc	315,091
4,640		Deere & Co	729,176
9,768		Dover Corp	943,198
10,943		Eaton Corp	957,294
25,103	n	General Electric Co	171,454
3,902		HEICO Corp (Class A)	316,999
6,264		Hexcel Corp	283,258
9,726	n	Honeywell International, Inc	1,406,282
12,589		ITT, Inc	739,478
4,866		L3Harris Technologies, Inc	825,614
2,023	n	Northrop Grumman Corp	621,951
3,637		Otis Worldwide Corp	206,800
7,174		Owens Corning, Inc	400,022
11,327	*	Raytheon Technologies Corp	697,970
2,076	*	Teledyne Technologies, Inc	645,532
8,389		Trane Technologies plc	746,453

		TOTAL CAPITAL GOODS	10,006,572

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
1,267		Equifax, Inc	217,772
2,482	*,n	FTI Consulting, Inc	284,313
4,681	*	Stericycle, Inc	262,043
5,652		Waste Management, Inc	598,603

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,362,731

CONSUMER DURABLES & APPAREL - 1.8%
5,180		Brunswick Corp	331,572
2,046	*,n	Lululemon Athletica, Inc	638,372
47,693	*	Mattel, Inc	461,191
5,979		Nike, Inc (Class B)	586,241
20,839	*,g	Spin Master Corp	376,533
3,995	*	Tempur Sealy International, Inc	287,440

		TOTAL CONSUMER DURABLES & APPAREL	2,681,349

CONSUMER SERVICES - 0.5%
355	*,n	Chipotle Mexican Grill, Inc (Class A)	373,588
3,240	*	Flutter Entertainment plc	424,760

		TOTAL CONSUMER SERVICES	798,348

DIVERSIFIED FINANCIALS - 2.0%
6,718		Blackstone Group, Inc	380,642
11,040		Discover Financial Services	552,993
25,862		Morgan Stanley	1,249,135

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

15,762		Voya Financial, Inc	$735,297

		TOTAL DIVERSIFIED FINANCIALS	2,918,067

ENERGY - 2.3%
16,633	n	Chevron Corp	1,484,163
10,255	n	Hess Corp	531,312
5,074		Pioneer Natural Resources Co	495,730
53,353		Range Resources Corp	300,377
8,260		Valero Energy Corp	485,853

		TOTAL ENERGY	3,297,435

FOOD & STAPLES RETAILING - 0.9%
10,971		Walmart, Inc	1,314,106

		TOTAL FOOD & STAPLES RETAILING	1,314,106

FOOD, BEVERAGE & TOBACCO - 3.7%
11,012		Campbell Soup Co	546,525
21,332		Coca-Cola Co	953,114
15,379		ConAgra Brands, Inc	540,879
7,980		Diageo plc	265,234
21,629		Mondelez International, Inc	1,105,891
7,230	*	Monster Beverage Corp	501,184
11,147		PepsiCo, Inc	1,474,302

		TOTAL FOOD, BEVERAGE & TOBACCO	5,387,129

HEALTH CARE EQUIPMENT & SERVICES - 7.8%
5,586		Abbott Laboratories	510,728
11,759		Baxter International, Inc	1,012,450
24,928	*,n	Boston Scientific Corp	875,222
4,236	*	Centene Corp	269,198
4,291		Cigna Corp	805,206
7,769		Danaher Corp	1,373,792
1,581	*,n	DexCom, Inc	640,937
5,666	*	Edwards Lifesciences Corp	391,577
14,094	*	Envista Holdings Corp	297,243
3,204	*	Guardant Health, Inc	259,941
3,483	n	Humana, Inc	1,350,533
1,803	*	IDEXX Laboratories, Inc	595,279
3,271		Quest Diagnostics, Inc	372,763
3,526		STERIS plc	541,030
3,654		UnitedHealth Group, Inc	1,077,747
761		West Pharmaceutical Services, Inc	172,876
6,479	n	Zimmer Biomet Holdings, Inc	773,333

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	11,319,855

HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
3,684		Estee Lauder Cos (Class A)	695,097
17,395		Procter & Gamble Co	2,079,920
4,354		Reckitt Benckiser Group plc	400,561
8,320		Reynolds Consumer Products Inc	289,037

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	3,464,615

INSURANCE - 2.5%
15,559		American International Group, Inc	485,130
4,712		Assurant, Inc	486,702
7,124		Chubb Ltd	902,041
2,853		Everest Re Group Ltd	588,288
11,763	n	Hartford Financial Services Group, Inc	453,464
17,461		Metlife, Inc	637,676

		TOTAL INSURANCE	3,553,301

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.1%
12,562	n	Corteva, Inc	$336,536
15,141		DuPont de Nemours, Inc	804,441
1,372		Ecolab, Inc	272,960
5,508	n	FMC Corp	548,707
8,275		Linde plc	1,755,210
5,291		PPG Industries, Inc	561,164
2,411		Vulcan Materials Co	279,314

		TOTAL MATERIALS	4,558,332

MEDIA & ENTERTAINMENT - 9.0%
3,182	*,n	Alphabet, Inc (Class C)	4,498,107
26,353		Comcast Corp (Class A)	1,027,240
13,551	*	Facebook, Inc	3,077,026
3,585	*	Match Group, Inc	293,970
2,711	*,n	Netflix, Inc	1,233,613
20,795	*	Snap, Inc	488,475
4,321	*	Take-Two Interactive Software, Inc	603,082
14,339		ViacomCBS, Inc (Class B)	334,385
13,007	n	Walt Disney Co	1,450,411

		TOTAL MEDIA & ENTERTAINMENT	13,006,309

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.6%
19,860		AbbVie, Inc	1,949,855
7,510	*	Acadia Pharmaceuticals, Inc	364,010
1,956		Amgen, Inc	461,342
6,025		AstraZeneca plc	627,048
28,642	*	Avantor, Inc	486,914
2,025	*	BioMarin Pharmaceutical, Inc	249,763
3,472	*	Bluebird Bio, Inc	211,931
5,212		Daiichi Sankyo Co Ltd	426,298
6,360		Eli Lilly & Co	1,044,185
2,301	*,e	GW Pharmaceuticals plc (ADR)	282,379
7,949	*	Horizon Therapeutics Plc	441,805
3,271	*	IQVIA Holdings, Inc	464,089
1,073		Lonza Group AG.	568,365
9,772		Merck & Co, Inc	755,669
3,019	*	Neurocrine Biosciences, Inc	368,318
5,991		Perrigo Co plc	331,123
23,565		Pfizer, Inc	770,576
1,835	*	Regeneron Pharmaceuticals, Inc	1,144,398
1,277		Roche Holding AG.	442,416
5,491	*	Royalty Pharma plc	266,588
3,276		Sanofi-Aventis	334,101
1,102	*	Seattle Genetics, Inc	187,252
2,249		Vifor Pharma AG.	340,244

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	12,518,669

REAL ESTATE - 1.7%
4,337		American Tower Corp	1,121,288
477		Equinix, Inc	334,997
10,482		Prologis, Inc	978,285

		TOTAL REAL ESTATE	2,434,570

RETAILING - 8.9%
2,398	*,n	Amazon.com, Inc	6,615,650
11,051		Best Buy Co, Inc	964,421
12,113	*	BJ’s Wholesale Club Holdings, Inc	451,452
1,040	*	Burlington Stores, Inc	204,807
11,241	n	Children’s Place, Inc	420,638
7,148		Dick’s Sporting Goods, Inc	294,927
6,439		Expedia Group Inc	529,286
8,698	n	Home Depot, Inc	2,178,936

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

1,154	*	O’Reilly Automotive, Inc	$486,607
6,329		Target Corp	759,037

		TOTAL RETAILING	12,905,761

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.7%
14,654	*	Advanced Micro Devices, Inc	770,947
8,626	*	Cree, Inc	510,573
6,329	*,n	Enphase Energy, Inc	301,070
4,200	*	Inphi Corp	493,500
24,546		Intel Corp	1,468,587
25,395		Marvell Technology Group Ltd	890,349
2,606		Monolithic Power Systems, Inc	617,622
4,680		NVIDIA Corp	1,777,979
4,684		NXP Semiconductors NV	534,163
11,296		QUALCOMM, Inc	1,030,308
4,852		Skyworks Solutions, Inc	620,377
8,429		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	478,514
1,801	n	Universal Display Corp	269,466

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	9,763,455

SOFTWARE & SERVICES - 12.0%
1,468	*	CACI International, Inc (Class A)	318,380
6,388		Fidelity National Information Services, Inc	856,567
5,835	*	Fiserv, Inc	569,613
6,162	n	Mastercard, Inc (Class A)	1,822,103
43,791		Microsoft Corp	8,911,906
10,050	*	PayPal Holdings, Inc	1,751,012
3,548	*	Proofpoint, Inc	394,254
8,153	*	salesforce.com, Inc	1,527,301
1,934	*	ServiceNow, Inc	783,386
2,975	*	Synopsys, Inc	580,125

		TOTAL SOFTWARE & SERVICES	17,514,647

TECHNOLOGY HARDWARE & EQUIPMENT - 8.2%
23,311	n	Apple, Inc	8,503,853
23,504		Cisco Systems, Inc	1,096,226
31,112	*	CommScope Holding Co, Inc	259,163
6,386		FLIR Systems, Inc	259,080
7,450	*,n	Keysight Technologies, Inc	750,811
2,551	n	Motorola Solutions, Inc	357,472
9,939		TE Connectivity Ltd	810,525

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	12,037,130

TELECOMMUNICATION SERVICES - 2.2%
33,205		AT&T, Inc	1,003,787
4,485		Cogent Communications Group, Inc	346,960
5,503	*	T-Mobile US, Inc	573,138
24,010		Verizon Communications, Inc	1,323,671

		TOTAL TELECOMMUNICATION SERVICES	3,247,556

TRANSPORTATION - 1.0%
4,241		DSV AS	520,943
8,411		United Parcel Service, Inc (Class B)	935,135

		TOTAL TRANSPORTATION	1,456,078

UTILITIES - 2.2%
1,024		American Electric Power Co, Inc	81,551
18,364		Centerpoint Energy, Inc	342,856
24,074		Equitable Holdings, Inc	464,387
18,778		FirstEnergy Corp	728,211
5,003		NextEra Energy, Inc	1,201,571

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY			VALUE

15,512		PPL Corp			$400,830

		TOTAL UTILITIES			3,219,406

		TOTAL COMMON STOCKS			145,712,779

		(Cost $92,679,328)

PURCHASED OPTIONS - 0.0%

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
600	n	Biogen, Inc			480

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			480

		TOTAL PURCHASED OPTIONS			480

		(Cost $18,012)

RIGHTS / WARRANTS - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
2,853		T-Mobile US, Inc			479

		TOTAL TELECOMMUNICATION SERVICES			479

		TOTAL RIGHTS / WARRANTS			479

		(Cost $1,055)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENT - 0.2%
$350,000	r	Fixed Income Clearing Corp	0.070%	07/01/20	350,000

		TOTAL REPURCHASE AGREEMENT			350,000

		TOTAL SHORT-TERM INVESTMENTS			350,000

		(Cost $350,000)
		TOTAL INVESTMENTS - 100.3%			146,063,738
		(Cost $93,048,395)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(538,558)

		NET ASSETS - 100.0%			$145,525,180

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $280,661.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2020, the aggregate value of these securities is $376,533 or 0.3% of net assets.

n	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on open written options contracts.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 6/30/20 to be repurchased at $350,000 on 7/1/20, collateralized by U.S. Treasury Notes valued at $357,048.

Purchased options outstanding as of June 30, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Biogen, Inc, Call	6	$18,012	$390.00	09/18/20	$480

Written options outstanding as of June 30, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Acuity Brands, Inc, Put	5	$(10,917)	$85.00	12/18/20	$(4,075)
Alliance Data Systems Corp, Put	20	(19,303)	55.00	12/18/20	(34,100)
Alphabet, Inc, Call	1	(3,407)	1,700.00	09/18/20	(475)
Alphabet, Inc, Put	2	(8,968)	1,340.00	09/18/20	(10,450)
Amazon.com, Inc, Call	3	(14,828)	2,940.00	07/31/20	(16,725)

TIAA-CREF LIFE FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Amazon.com, Inc, Put	3	$(5,044)	$2,400.00	07/02/20	$(39)
Apple, Inc, Call	7	(17,966)	350.00	12/18/20	(29,155)
Apple, Inc, Call	1	(1,524)	380.00	01/15/21	(2,770)
Apple, Inc, Put	6	(5,795)	265.00	01/15/21	(4,470)
Apple, Inc, Put	1	(1,250)	290.00	01/15/21	(1,175)
Apple, Inc, Put	7	(10,737)	300.00	01/15/21	(9,380)
Arista Networks, Inc, Put	2	(4,527)	165.00	01/15/21	(1,970)
Aspen Technology, Inc, Put	4	(3,898)	90.00	12/18/20	(2,660)
Aspen Technology, Inc, Put	4	(4,859)	95.00	12/18/20	(3,320)
Becton Dickinson and Co, Put	3	(1,987)	220.00	07/17/20	(519)
Biogen, Inc, Call	6	(11,388)	420.00	09/18/20	(270)
Biogen, Inc, Put	3	(9,271)	265.00	01/15/21	(9,090)
Biogen, Inc, Put	5	(17,640)	270.00	01/15/21	(16,400)
Boeing Co, Put	1	(10,228)	220.00	01/15/21	(5,851)
Boston Scientific Corp, Put	10	(1,130)	30.00	11/20/20	(1,360)
Carlisle Cos, Inc, Call	5	(1,617)	150.00	12/18/20	(1,638)
Carlisle Cos, Inc, Put	5	(7,555)	115.00	12/18/20	(5,600)
Chevron Corp, Call	3	(1,206)	105.00	09/18/20	(390)
Chevron Corp, Call	2	(350)	110.00	09/18/20	(134)
Chevron Corp, Put	5	(1,653)	92.50	08/21/20	(4,175)
Children’s Place, Inc, Call	14	(12,291)	50.00	12/18/20	(7,070)
Children’s Place, Inc, Call	12	(4,175)	60.00	12/18/20	(4,080)
Children’s Place, Inc, Call	14	(14,111)	50.00	01/15/21	(7,770)
Children’s Place, Inc, Put	42	(20,494)	40.00	07/17/20	(19,740)
Children’s Place, Inc, Put	12	(17,855)	45.00	12/18/20	(17,160)
Chipotle Mexican Grill, Inc, Call	1	(5,853)	1,120.00	09/18/20	(5,280)
Chipotle Mexican Grill, Inc, Put	1	(4,708)	860.00	09/18/20	(1,840)
Citigroup, Inc, Call	14	(740)	56.50	07/02/20	(56)
Corteva, Inc, Call	26	(1,666)	32.00	07/17/20	(130)
Corteva, Inc, Put	26	(530)	24.00	07/17/20	(650)
Darden Restaurants, Inc, Put	32	(18,174)	60.00	10/16/20	(13,376)
Darden Restaurants, Inc, Put	16	(10,223)	65.00	10/16/20	(9,600)
Deckers Outdoor Corp, Put	6	(7,255)	160.00	12/18/20	(7,800)
DexCom, Inc, Put	7	(17,695)	320.00	12/18/20	(17,325)
Enphase Energy, Inc, Put	11	(979)	40.00	07/17/20	(1,045)
Enphase Energy, Inc, Put	11	(7,325)	40.00	08/21/20	(3,916)
FedEx Corp, Put	8	(12,299)	155.00	01/15/21	(20,820)
FMC Corp, Call	3	(252)	115.00	07/17/20	(68)
FMC Corp, Put	3	(600)	95.00	07/17/20	(495)
FTI Consulting, Inc, Put	10	(1,304)	85.00	08/21/20	(1,600)
Guidewire Software, Inc, Put	4	(4,199)	85.00	10/16/20	(670)
Guidewire Software, Inc, Put	4	(3,852)	80.00	12/18/20	(850)
Hartford Financial Services Group, Inc, Call	12	(3,041)	50.00	09/18/20	(486)
Hartford Financial Services Group, Inc, Put	12	(3,968)	45.00	09/18/20	(9,150)
Hasbro, Inc, Put	5	(5,585)	72.50	10/16/20	(3,300)
Hasbro, Inc, Put	4	(5,652)	72.50	01/15/21	(3,760)
Hess Corp, Put	8	(6,235)	37.50	11/20/20	(2,196)
Home Depot, Inc, Call	1	(1,298)	260.00	01/15/21	(2,910)
Home Depot, Inc, Call	3	(4,154)	270.00	01/15/21	(3,960)
Home Depot, Inc, Put	3	(1,644)	205.00	08/21/20	(645)
Humana, Inc, Call	3	(8,307)	430.00	11/20/20	(5,085)
Jazz Pharmaceuticals plc, Put	6	(6,285)	105.00	11/20/20	(5,820)
KB Home, Put	28	(1,423)	25.00	07/17/20	(448)
Keysight Technologies, Inc, Put	5	(1,249)	82.50	08/21/20	(575)
Keysight Technologies, Inc, Put	5	(830)	85.00	08/21/20	(825)
Kirby Corp, Put	20	(15,852)	50.00	12/18/20	(11,400)
Lululemon Athletica, Inc, Call	3	(14,856)	310.00	12/18/20	(11,871)
Lululemon Athletica, Inc, Call	8	(31,836)	300.00	01/15/21	(38,160)
Lululemon Athletica, Inc, Put	8	(22,003)	260.00	01/15/21	(15,760)
Lululemon Athletica, Inc, Put	8	(19,073)	270.00	01/15/21	(19,000)
M&T Bank Corp, Put	4	(7,976)	110.00	10/16/20	(6,000)
Mastercard, Inc, Call	2	(1,376)	335.00	10/16/20	(1,150)
Mastercard, Inc, Put	2	(3,778)	260.00	10/16/20	(2,002)
Motorola Solutions, Inc, Put	4	(512)	135.00	07/17/20	(856)
Motorola Solutions, Inc, Put	3	(2,162)	110.00	10/16/20	(736)

TIAA-CREF LIFE FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Motorola Solutions, Inc, Put	10	$(20,182)	$140.00	01/15/21	$(14,450)
Nektar Therapeutics, Put	20	(5,286)	18.00	08/21/20	(1,000)
Netflix, Inc, Call	3	(6,201)	500.00	09/18/20	(5,754)
Northrop Grumman Corp, Put	2	(2,873)	280.00	11/20/20	(3,212)
PVH Corp, Put	10	(14,749)	55.00	01/15/21	(14,600)
Roku, Inc, Put	7	(7,457)	105.00	10/16/20	(8,050)
Roku, Inc, Put	7	(13,866)	95.00	10/16/20	(5,250)
Strategic Education, Inc, Put	3	(5,521)	135.00	08/21/20	(1,770)
Teradata Corp, Put	37	(10,962)	25.00	12/18/20	(20,720)
Universal Display Corp, Put	4	(8,837)	130.00	12/18/20	(5,100)
Universal Health Services, Inc, Put	8	(16,415)	115.00	12/18/20	(21,480)
VF Corp, Put	11	(12,035)	60.00	11/20/20	(8,140)
Walt Disney Co, Put	3	(5,534)	115.00	09/18/20	(2,838)
World Wrestling Entertainment, Inc, Put	22	(11,125)	30.00	10/16/20	(2,596)
World Wrestling Entertainment, Inc, Put	16	(9,295)	40.00	01/15/21	(8,480)
Wynn Resorts Ltd, Put	5	(7,780)	90.00	09/18/20	(9,915)
Wynn Resorts Ltd, Put	5	(12,729)	85.00	12/18/20	(10,400)
Wynn Resorts Ltd, Put	10	(26,059)	85.00	01/15/21	(22,300)
Xilinx, Inc, Put	7	(4,655)	77.50	01/15/21	(2,555)
Zendesk, Inc, Put	11	(2,000)	65.00	08/21/20	(825)
Zimmer Biomet Holdings, Inc, Call	5	(3,433)	145.00	09/18/20	(750)
Zimmer Biomet Holdings, Inc, Put	5	(2,807)	125.00	09/18/20	(6,175)
Zscaler, Inc, Put	7	(1,473)	80.00	08/21/20	(595)
Zscaler, Inc, Put	6	(1,845)	75.00	09/18/20	(1,140)
Total	772	$(725,842)			$(631,722)

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

BANKS - 11.8%
76,000		Bank of America Corp	$1,805,000
29,725		Citigroup, Inc	1,518,947
23,650		JPMorgan Chase & Co	2,224,519
5,350		PNC Financial Services Group, Inc	562,873
16,625		US Bancorp	612,133
14,575		Wells Fargo & Co	373,120

		TOTAL BANKS	7,096,592

CAPITAL GOODS - 11.6%
3,278		Allegion plc	335,077
800		Boeing Co	146,640
3,856		Caterpillar, Inc	487,784
5,591		Deere & Co	878,626
5,874		Dover Corp	567,194
5,784		Eaton Corp	505,984
8,050		Honeywell International, Inc	1,163,950
15,777		Masco Corp	792,163
3,856		Parker-Hannifin Corp	706,689
7,000	*	Raytheon Technologies Corp	431,340
1,798		Stanley Black & Decker, Inc	250,605
7,700		Trane Technologies plc	685,146

		TOTAL CAPITAL GOODS	6,951,198

CONSUMER DURABLES & APPAREL - 1.2%
223	*	NVR, Inc	726,701

		TOTAL CONSUMER DURABLES & APPAREL	726,701

CONSUMER SERVICES - 1.4%
4,400		Hilton Worldwide Holdings, Inc	323,180
2,700		McDonald’s Corp	498,069

		TOTAL CONSUMER SERVICES	821,249

DIVERSIFIED FINANCIALS - 3.4%
7,750		American Express Co	737,800
638		BlackRock, Inc	347,130
4,820		Goldman Sachs Group, Inc	952,528

		TOTAL DIVERSIFIED FINANCIALS	2,037,458

ENERGY - 4.6%
13,125		Chevron Corp	1,171,144
13,600		ConocoPhillips	571,472
9,500		EOG Resources, Inc	481,270
9,050		Valero Energy Corp	532,321

		TOTAL ENERGY	2,756,207

FOOD & STAPLES RETAILING - 1.7%
8,195		Walmart, Inc	981,597

		TOTAL FOOD & STAPLES RETAILING	981,597

FOOD, BEVERAGE & TOBACCO - 2.4%
12,700		Mondelez International, Inc	649,351
1,900		PepsiCo, Inc	251,294
7,750		Philip Morris International, Inc	542,965

		TOTAL FOOD, BEVERAGE & TOBACCO	1,443,610

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 8.6%
2,512		Abbott Laboratories	$229,672
2,850		Anthem, Inc	749,493
4,100		Cigna Corp	769,365
11,275		CVS Health Corp	732,537
4,300		HCA Healthcare, Inc	417,358
6,700		Medtronic plc	614,390
2,775		UnitedHealth Group, Inc	818,486
6,800		Zimmer Biomet Holdings, Inc	811,648

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,142,949

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
7,200		Procter & Gamble Co	860,904

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	860,904

INSURANCE - 5.8%
21,500		American International Group, Inc	670,370
4,725	*	Berkshire Hathaway, Inc (Class B)	843,460
6,748		Chubb Ltd	854,432
7,905		Lincoln National Corp	290,825
4,801		Marsh & McLennan Cos, Inc	515,483
5,399		Prudential Financial, Inc	328,799

		TOTAL INSURANCE	3,503,369

MATERIALS - 4.4%
8,002		Ball Corp	556,059
14,943		Corteva, Inc	400,323
10,798	*	Crown Holdings, Inc	703,274
6,625		DuPont de Nemours, Inc	351,986
5,688		PPG Industries, Inc	603,269

		TOTAL MATERIALS	2,614,911

MEDIA & ENTERTAINMENT - 6.6%
600	*	Alphabet, Inc (Class C)	848,166
830	*	Charter Communications, Inc	423,333
33,750		Comcast Corp (Class A)	1,315,575
11,925		Walt Disney Co	1,329,757

		TOTAL MEDIA & ENTERTAINMENT	3,916,831

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.2%
2,198		Amgen, Inc	518,420
10,605		Bristol-Myers Squibb Co	623,574
3,000		Gilead Sciences, Inc	230,820
13,050		Johnson & Johnson	1,835,222
7,809		Merck & Co, Inc	603,870
33,550		Pfizer, Inc	1,097,085

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,908,991

REAL ESTATE - 1.5%
1,700		AvalonBay Communities, Inc	262,888
7,038		Prologis, Inc	656,856

		TOTAL REAL ESTATE	919,744

RETAILING - 2.2%
5,254		Home Depot, Inc	1,316,180

		TOTAL RETAILING	1,316,180

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.6%
4,000		Analog Devices, Inc	490,560
12,774		Applied Materials, Inc	772,188
24,500		Intel Corp	1,465,835
775		Lam Research Corp	250,681

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY			VALUE

10,605	*	Micron Technology, Inc			$546,370
3,793		NXP Semiconductors NV			432,554

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			3,958,188

SOFTWARE & SERVICES - 3.8%
3,680		Accenture plc			790,170
5,500		Microsoft Corp			1,119,305
6,483		Oracle Corp			358,315

		TOTAL SOFTWARE & SERVICES			2,267,790

TECHNOLOGY HARDWARE & EQUIPMENT - 3.3%
21,750		Cisco Systems, Inc			1,014,420
15,500		HP, Inc			270,165
9,014		TE Connectivity Ltd			735,092

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,019,677

TELECOMMUNICATION SERVICES - 2.3%
10,950		AT&T, Inc			331,018
4,116	*	T-Mobile US, Inc			428,681
11,550		Verizon Communications, Inc			636,752

		TOTAL TELECOMMUNICATION SERVICES			1,396,451

TRANSPORTATION - 2.3%
5,850		CSX Corp			407,979
5,900		Union Pacific Corp			997,513

		TOTAL TRANSPORTATION			1,405,492

UTILITIES - 4.1%
7,905		American Electric Power Co, Inc			629,554
19,000		Centerpoint Energy, Inc			354,730
6,122		Entergy Corp			574,305
18,462		FirstEnergy Corp			715,956
750		NextEra Energy, Inc			180,128

		TOTAL UTILITIES			2,454,673

		TOTAL COMMON STOCKS			59,500,762

		(Cost $53,767,272)

RIGHTS / WARRANTS - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
2,175		T-Mobile US, Inc			366

		TOTAL TELECOMMUNICATION SERVICES			366

		TOTAL RIGHTS / WARRANTS			366

		(Cost $805)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.1%

REPURCHASE AGREEMENT - 1.1%
$670,000	r	Fixed Income Clearing Corp	0.070%	07/01/20	670,000

		TOTAL REPURCHASE AGREEMENT			670,000

		TOTAL SHORT-TERM INVESTMENTS			670,000

		(Cost $670,000)
		TOTAL INVESTMENTS - 100.3% (Cost $54,438,077)			60,171,128
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(171,272)

		NET ASSETS - 100.0%			$59,999,856

*	Non-income producing
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 6/30/20 to be repurchased at $670,000 on 7/1/20, collateralized by U.S. Treasury Notes valued at $683,512.

TIAA-CREF LIFE FUNDS – Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

ASSET MANAGEMENT & CUSTODY BANKS - 0.8%
10,000		Blackstone Group, Inc	$566,600

		TOTAL ASSET MANAGEMENT & CUSTODY BANKS	566,600

CASINOS & GAMING - 0.9%
5,000		Las Vegas Sands Corp	227,700
15,000		MGM Resorts International	252,000
2,500		Wynn Resorts Ltd	186,225

		TOTAL CASINOS & GAMING	665,925

DIVERSIFIED REITS - 0.7%
3,000		Essential Properties Realty Trust, Inc	44,520
15,000		STORE Capital Corp	357,150
1,245		WP Carey, Inc	84,224

		TOTAL DIVERSIFIED REITS	485,894

HEALTH CARE REITS - 7.9%
10,000		Healthcare Trust of America, Inc	265,200
55,000		Healthpeak Properties Inc	1,515,800
12,000		Medical Properties Trust, Inc	225,600
15,000		Omega Healthcare Investors, Inc	445,950
26,000		Sabra Healthcare REIT, Inc	375,180
33,000		Ventas, Inc	1,208,460
35,000		Welltower, Inc	1,811,250

		TOTAL HEALTH CARE REITS	5,847,440

HOTEL & RESORT REITS - 1.7%
27,000		Host Hotels and Resorts, Inc	291,330
18,000		MGM Growth Properties LLC	489,780
40,000		Park Hotels & Resorts, Inc	395,600
6,000		Pebblebrook Hotel Trust	81,960

		TOTAL HOTEL & RESORT REITS	1,258,670

HOTELS, RESORTS & CRUISE LINES - 0.5%
3,000		Hilton Worldwide Holdings, Inc	220,350
2,000		Marriott International, Inc (Class A)	171,460

		TOTAL HOTELS, RESORTS & CRUISE LINES	391,810

INDUSTRIAL REITS - 15.6%
25,000		Americold Realty Trust	907,500
25,000		Duke Realty Corp	884,750
5,500		EastGroup Properties, Inc	652,355
59,000		Prologis, Inc	5,506,470
60,000		Rexford Industrial Realty, Inc	2,485,800
22,000		Terreno Realty Corp	1,158,080

		TOTAL INDUSTRIAL REITS	11,594,955

INTERNET SERVICES & INFRASTRUCTURE - 2.5%
13,000	*	GDS Holdings Ltd (ADR)	1,035,580
60,000	*	Megaport Ltd	504,639
50,000	*	NEXTDC Ltd	343,912

		TOTAL INTERNET SERVICES & INFRASTRUCTURE	1,884,131

OFFICE REITS - 6.1%
12,500		Alexandria Real Estate Equities, Inc	2,028,125
11,000		Boston Properties, Inc	994,180
6,000		Highwoods Properties, Inc	223,980
7,500		Kilroy Realty Corp	440,250
9,000		SL Green Realty Corp	443,610
10,000		Vornado Realty Trust	382,100

		TOTAL OFFICE REITS	4,512,245

TIAA-CREF LIFE FUNDS – Real Estate Securities Fund

SHARES		COMPANY			VALUE

RESIDENTIAL REITS - 19.4%
47,000		American Homes 4 Rent			$1,264,300
8,000		AvalonBay Communities, Inc			1,237,120
5,000		Camden Property Trust			456,100
45,000		Equity Lifestyle Properties, Inc			2,811,600
22,000		Equity Residential			1,294,040
2,500		Essex Property Trust, Inc			572,925
85,000		Invitation Homes, Inc			2,340,050
13,000		Mid-America Apartment Communities, Inc			1,490,710
22,000		Sun Communities, Inc			2,984,960

		TOTAL RESIDENTIAL REITS			14,451,805

RETAIL REITS - 7.0%
13,000		Agree Realty Corp			854,230
6,000		Brixmor Property Group, Inc			76,920
10,000		Macerich Co			89,700
21,000		Realty Income Corp			1,249,500
25,000		Regency Centers Corp			1,147,250
19,000		Simon Property Group, Inc			1,299,220
24,000		SITE Centers Corp			194,400
4,500		Spirit Realty Capital, Inc			156,870
3,000		Taubman Centers, Inc			113,280

		TOTAL RETAIL REITS			5,181,370

SPECIALIZED REITS - 36.3%
30,000		American Tower Corp			7,756,200
22,500		Crown Castle International Corp			3,765,375
7,500		CyrusOne, Inc			545,625
14,000		Digital Realty Trust, Inc			1,989,540
7,000		Equinix, Inc			4,916,100
8,000		Extra Space Storage, Inc			738,960
30,367		Gaming and Leisure Properties, Inc			1,050,698
4,000		Lamar Advertising Co			267,040
8,000		Outfront Media, Inc			113,360
7,000		Public Storage, Inc			1,343,230
4,000		QTS Realty Trust, Inc			256,360
8,000		SBA Communications Corp			2,383,360
12,000		Uniti Group, Inc			112,200
55,000		VICI Properties, Inc			1,110,450
34,000		Weyerhaeuser Co			763,640

		TOTAL SPECIALIZED REITS			27,112,138

		TOTAL COMMON STOCKS			73,952,983

		(Cost $51,027,308)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.9%

REPURCHASE AGREEMENT - 0.9%
$650,000	r	Fixed Income Clearing Corp	0.070%	07/01/20	650,000

		TOTAL REPURCHASE AGREEMENT			650,000

		TOTAL SHORT-TERM INVESTMENTS			650,000

		(Cost $650,000)
		TOTAL INVESTMENTS - 100.3% (Cost $51,677,308)			74,602,983
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(191,262)

		NET ASSETS - 100.0%			$74,411,721

Abbreviation(s):

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 6/30/20 to be repurchased at $650,000 on 7/1/20, collateralized by U.S. Treasury Notes valued at $663,020.

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.4%

AUTOMOBILES & COMPONENTS - 0.9%
9,260	*	Adient plc	$152,049
1,100	*	Gentherm, Inc	42,790
15,880		Goodyear Tire & Rubber Co	142,047
2,920	*	Stoneridge, Inc	60,327

		TOTAL AUTOMOBILES & COMPONENTS	397,213

BANKS - 9.7%
1,260		Amalgamated Bank	15,927
4,456	*	Axos Financial, Inc	98,389
5,422		Bank of NT Butterfield & Son Ltd	132,243
2,398		Cadence BanCorp	21,246
5,854		Cathay General Bancorp	153,960
3,570		Central Pacific Financial Corp	57,227
3,062		ConnectOne Bancorp, Inc	49,360
4,463	*	Customers Bancorp, Inc	53,645
6,651		Essent Group Ltd	241,232
1,954		Federal Agricultural Mortgage Corp	125,076
1,662		First Bancorp	41,683
3,800		First Financial Bancorp	52,782
1,595		First Merchants Corp	43,974
6,740		First Midwest Bancorp, Inc	89,979
4,010		Flagstar Bancorp, Inc	118,014
3,287		Glacier Bancorp, Inc	115,998
4,399		Great Western Bancorp, Inc	60,530
3,030		Heritage Commerce Corp	22,740
7,356		Hilltop Holdings, Inc	135,718
3,270		Horizon Bancorp	34,956
3,244		IBERIABANK Corp	147,732
1,804		Independent Bank Corp	26,790
3,760		Independent Bank Group, Inc	152,355
24,870		Investors Bancorp, Inc	211,395
4,400		Kearny Financial Corp	35,992
2,839		Lakeland Bancorp, Inc	32,450
500		Lakeland Financial Corp	23,295
5,037		Meta Financial Group, Inc	91,522
11,026	*	Mr Cooper Group, Inc	137,164
4,160		National Bank Holdings Corp	112,320
4,549	*	NMI Holdings, Inc	73,148
4,235		OceanFirst Financial Corp	74,663
9,755		OFG Bancorp	130,424
5,670		Pacific Premier Bancorp, Inc	122,926
690		Peapack Gladstone Financial Corp	12,924
4,333		PennyMac Financial Services, Inc	181,076
3,664		Premier Financial Corp	64,743
884		QCR Holdings, Inc	27,563
15,457		Radian Group, Inc	239,738
1,185		Sandy Spring Bancorp, Inc	29,364
8,140		Simmons First National Corp (Class A)	139,275
726		South State Corp	34,601
6,920	*	The Bancorp, Inc	67,816
3,610	*	Tristate Capital Holdings, Inc	56,713
1,599		United Bankshares, Inc	44,228
13,443		United Community Banks, Inc	270,473
2,957		Walker & Dunlop, Inc	150,245

		TOTAL BANKS	4,355,614

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

CAPITAL GOODS - 10.5%
5,182		Advanced Drainage Systems, Inc	$255,991
1,206	*	Aerojet Rocketdyne Holdings, Inc	47,806
1,330	*	Aerovironment, Inc	105,908
2,155		Arcosa, Inc	90,941
7,818	*	Atkore International Group, Inc	213,822
890	*	Axon Enterprise, Inc	87,336
3,116		AZZ, Inc	106,941
7,677	*	BMC Stock Holdings, Inc	193,000
8,178	*	Builders FirstSource, Inc	169,285
1,660	*	Chart Industries, Inc	80,493
2,849		Columbus McKinnon Corp	95,299
7,901		Comfort Systems USA, Inc	321,966
1,308		CSW Industrials, Inc	90,396
4,390		EMCOR Group, Inc	290,355
2,567		EnPro Industries, Inc	126,527
9,090	*	Evoqua Water Technologies Corp	169,074
6,691		Federal Signal Corp	198,923
4,142	*	Foundation Building Materials, Inc	64,657
3,699	*	Gibraltar Industries, Inc	177,589
6,421	*	GMS, Inc	157,892
8,720	*	Great Lakes Dredge & Dock Corp	80,747
1,980		Insteel Industries, Inc	37,759
2,586	*	Mastec, Inc	116,034
1,510	*	Mercury Systems, Inc	118,777
5,182		Mueller Industries, Inc	137,738
4,818	*	Parsons Corp	174,604
11,760	*	Plug Power, Inc	96,550
750		Powell Industries, Inc	20,542
1,520	*	RBC Bearings, Inc	203,741
13,455		Rexnord Corp	392,213
4,980		Shyft Group, Inc	83,863
2,090	*	SPX Corp	86,003
1,888	*	Vectrus, Inc	92,757

		TOTAL CAPITAL GOODS	4,685,529

COMMERCIAL & PROFESSIONAL SERVICES - 3.4%
4,373	*	CBIZ, Inc	104,821
956		CRA International, Inc	37,762
2,240		Ennis, Inc	40,634
5,103		Exponent, Inc	412,986
1,650	*	Franklin Covey Co	35,310
7,310		Healthcare Services Group	178,803
2,373		Heidrick & Struggles International, Inc	51,304
2,050	*	Huron Consulting Group, Inc	90,712
780		ICF International, Inc	50,567
2,628		Kforce, Inc	76,869
1,200		McGrath RentCorp	64,812
4,270	*	Precigen, Inc	21,111
777		Tetra Tech, Inc	61,476
5,110	*	TriNet Group, Inc	311,403

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,538,570

CONSUMER DURABLES & APPAREL - 4.0%
4,266	*	Century Communities, Inc	130,795
3,610	*	CROCS, Inc	132,920
1,160	*	Deckers Outdoor Corp	227,812
1,986	*	Installed Building Products, Inc	136,597
550		Johnson Outdoors, Inc	50,061
3,185		La-Z-Boy, Inc	86,186
4,680	*	Purple Innovation, Inc	84,240
6,394	*	Skyline Champion Corp	155,630
10,965	*	Sonos, Inc	160,418
1,370		Sturm Ruger & Co, Inc	104,120

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

5,820	*	Taylor Morrison Home Corp	$112,268
8,582	*	TRI Pointe Homes, Inc	126,070
6,230	*	YETI Holdings, Inc	266,208

		TOTAL CONSUMER DURABLES & APPAREL	1,773,325

CONSUMER SERVICES - 3.0%
6,136	*	Adtalem Global Education, Inc	191,136
2,190	*	American Public Education, Inc	64,824
4,010		BBX Capital Corp	10,185
198	*	Biglari Holdings, Inc (B Shares)	13,658
1,360		Carriage Services, Inc	24,643
2,250	*	Chegg, Inc	151,335
3,570	*	Chuy’s Holdings, Inc	53,122
712		Collectors Universe	24,407
4,421	*	Denny’s Corp	44,652
3,330	*	GAN Ltd	84,749
4,629	*	K12, Inc	126,094
10,420	*	Laureate Education, Inc	103,835
6,930	*	Noodles & Co	41,927
9,559	*	Perdoceo Education Corp	152,275
2,330	*	Select Interior Concepts Inc	8,155
2,501		Texas Roadhouse, Inc (Class A)	131,478
1,900		Twin River Worldwide Holdings Inc	42,351
3,930	*	WW International Inc	99,743

		TOTAL CONSUMER SERVICES	1,368,569

DIVERSIFIED FINANCIALS - 3.0%
1,770		Ares Management Corp	70,269
6,358	*	Blucora, Inc	72,609
10,918		Brightsphere Investment Group, Inc	136,038
3,410	*	Cannae Holdings, Inc	140,151
14,560		Chimera Investment Corp	139,922
8,350		Colony Credit Real Estate, Inc	58,617
5,023		Cowen Group, Inc	81,423
763		Curo Group Holdings Corp	6,260
2,237	*	Encore Capital Group, Inc	76,461
4,400	*	Enova International, Inc	65,428
960		Hamilton Lane, Inc	64,675
4,326		Invesco Mortgage Capital, Inc	16,179
1,400		Piper Jaffray Cos	82,824
2,828		Sculptor Capital Management, Inc	36,566
6,312		Stifel Financial Corp	299,378

		TOTAL DIVERSIFIED FINANCIALS	1,346,800

ENERGY - 2.4%
20,480	*	Antero Resources Corp	52,019
9,633		Berry Petroleum Co LLC	46,527
7,770		Brigham Minerals, Inc	95,960
4,781		Delek US Holdings, Inc	83,237
9,820	*	Green Plains Inc	100,311
32,620		Kosmos Energy Ltd	54,149
30,563	*	NexTier Oilfield Solutions, Inc	74,879
9,300	*	Oceaneering International, Inc	59,427
9,675	*	Par Pacific Holdings, Inc	86,978
14,220		Patterson-UTI Energy, Inc	49,344
5,530		PBF Energy, Inc	56,627
14,800	*	ProPetro Holding Corp	76,072
4,315	*,e	Renewable Energy Group, Inc	106,926
17,940	*	Southwestern Energy Co	45,927
3,376		World Fuel Services Corp	86,966

		TOTAL ENERGY	1,075,349

FOOD & STAPLES RETAILING - 0.6%
3,952		Andersons, Inc	54,380

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,373		Natural Grocers by Vitamin C	$35,310
4,604	*	Performance Food Group Co	134,161
1,954	*	Rite Aid Corp	33,232

		TOTAL FOOD & STAPLES RETAILING	257,083

FOOD, BEVERAGE & TOBACCO - 1.6%
2,280	e	B&G Foods, Inc (Class A)	55,586
335	*	Boston Beer Co, Inc (Class A)	179,778
2,344		Calavo Growers, Inc	147,461
637	*	Celsius Holdings, Inc	7,440
8,762	*	Hostess Brands, Inc	107,071
425		Lancaster Colony Corp	65,871
8,714	*	Simply Good Foods Co	161,906

		TOTAL FOOD, BEVERAGE & TOBACCO	725,113

HEALTH CARE EQUIPMENT & SERVICES - 6.6%
690	*	Addus HomeCare Corp	63,866
4,005	*	Angiodynamics, Inc	40,731
3,145	*	AtriCure, Inc	141,368
27,780	*	Brookdale Senior Living, Inc	81,951
2,100	*	Co-Diagnostics, Inc	40,255
3,011		Conmed Corp	216,762
3,880	*	Covetrus, Inc	69,413
1,190		Ensign Group, Inc	49,801
1,890	*	Globus Medical, Inc	90,172
2,484	*	HealthStream, Inc	54,971
9,618	*	HMS Holdings Corp	311,527
8,655	*	Inovalon Holdings, Inc	166,695
2,314	*	Integer Holding Corp	169,038
9,191	*	Lantheus Holdings, Inc	131,431
2,724	*	LivaNova plc	131,106
1,698	*	Magellan Health Services, Inc	123,920
7,260	*	Meridian Bioscience, Inc	169,085
2,200	*	Natus Medical, Inc	48,004
2,678	*	NuVasive, Inc	149,057
4,065	*	Orthofix Medical Inc	130,080
4,375		Patterson Cos, Inc	96,250
2,658	*	Pennant Group, Inc	60,071
14,730	*	R1 RCM, Inc	164,240
9,164	*	Select Medical Holdings Corp	134,986
690	*	Teladoc, Inc	131,680

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,966,460

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
5,010	*	BellRing Brands, Inc	99,899
8,392	*	elf Beauty, Inc	160,035
1,500	*	Lifevantage Corp	20,280
1,990		Reynolds Consumer Products Inc	69,133

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	349,347

INSURANCE - 1.7%
5,220		American Equity Investment Life Holding Co	128,986
3,075		Amerisafe, Inc	188,067
1,900	*	Benefytt Technologies, Inc	38,874
1,240		Fidelity National Financial Inc	38,018
2,414		Heritage Insurance Holdings, Inc	31,599
1,995		James River Group Holdings Ltd	89,775
4,080		National General Holdings Corp	88,169
8,972	*	Third Point Reinsurance Ltd	67,380
1,780		United Insurance Holdings Corp	13,920
4,806		Universal Insurance Holdings, Inc	85,306

		TOTAL INSURANCE	770,094

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

MATERIALS - 4.4%
6,585		Boise Cascade Co	$247,662
14,460		Commercial Metals Co	294,984
10,700	*,†	Ferroglobe plc	0
1,138		Innospec, Inc	87,910
3,144		Materion Corp	193,325
3,360		Myers Industries, Inc	48,888
980		Olympic Steel, Inc	11,515
4,011		PH Glatfelter Co	64,377
8,643		PolyOne Corp	226,706
3,350		Schnitzer Steel Industries, Inc (Class A)	59,094
3,300		Sensient Technologies Corp	172,128
1,945		Stepan Co	188,859
11,993	*	Summit Materials, Inc	192,847
5,450		Trinseo S.A.	120,772
2,525	*	US Concrete, Inc	62,620

		TOTAL MATERIALS	1,971,687

MEDIA & ENTERTAINMENT - 1.0%
14	*	Black Diamond Therapeutics, Inc	590
1,240	*	Cardlytics, Inc	86,775
1,704	*	Cargurus, Inc	43,196
5,570		Cinemark Holdings, Inc	64,334
4,129	*	Liberty Braves Group (Class C)	81,506
3,728	*	TechTarget, Inc	111,952
5,650	*	WideOpenWest, Inc	29,776
2,145	*	Yelp, Inc	49,614

		TOTAL MEDIA & ENTERTAINMENT	467,743

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 12.5%
2,200	*	Acadia Pharmaceuticals, Inc	106,634
6,620	*	Adamas Pharmaceuticals, Inc	16,947
8,170	*	Affimed NV	37,705
9,608	*	Akebia Therapeutics, Inc	130,477
1,920	*	Allogene Therapeutics, Inc	82,214
14,578	*	Amicus Therapeutics, Inc	219,836
1,460	*	Arcus Biosciences, Inc	36,120
93	*	Arcutis Biotherapeutics, Inc	2,812
1,540	*	Arena Pharmaceuticals, Inc	96,943
4,150	*	Arrowhead Pharmaceuticals Inc	179,238
2,830	*	Arvinas, Inc	94,918
3,150	*	Assembly Biosciences, Inc	73,458
1,120	*	Axsome Therapeutics, Inc	92,154
94	*	Beam Therapeutics, Inc	2,632
18,932	*	BioDelivery Sciences International, Inc	82,544
1,190	*	Biohaven Pharmaceutical Holding Co Ltd	87,001
1,820	*	Bioxcel Therapeutics Inc	96,478
1,910	*	Blueprint Medicines Corp	148,980
4,174	*	Cara Therapeutics, Inc	71,375
3,663	*	CareDx, Inc	129,780
2,720	*	ChemoCentryx, Inc	156,509
5,130	*	Chiasma, Inc	27,599
3,621	*	Concert Pharmaceuticals, Inc	36,029
9,250	*,e	Corbus Pharmaceuticals Holdings, Inc	77,607
3,170	*	Corcept Therapeutics, Inc	53,319
7,245	*	CytomX Therapeutics, Inc	60,351
2,360	*	Fate Therapeutics, Inc	80,972
13,320	*	Fluidigm Corp	53,413
1,800	*	Harpoon Therapeutics, Inc	29,880
6,680	*	Heron Therapeutics, Inc	98,263
1,700	*	Immunovant, Inc	41,758
4,440	*	Inovio Pharmaceuticals, Inc	119,658
2,690	*	Intellia Therapeutics, Inc	56,544
6,163	*	Intersect ENT, Inc	83,447

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,360	*	Intra-Cellular Therapies, Inc	$86,251
2,170	*,e	Invitae Corp	65,729
2,350	*	Iovance Biotherapeutics, Inc	64,508
11,220	*	Ironwood Pharmaceuticals, Inc	115,790
22,410	*	Kadmon Holdings, Inc	114,739
1,860	*,e	Kala Pharmaceuticals, Inc	19,549
3,910	*	Kiniksa Pharmaceuticals Ltd	99,627
5,975	*	Kura Oncology, Inc	97,393
4,240	*	MacroGenics, Inc	118,381
14,249	*	MEI Pharma, Inc	58,848
4,290	*	Mersana Therapeutics, Inc	100,386
3,370	*	Momenta Pharmaceuticals, Inc	112,120
3,390	*	NanoString Technologies, Inc	99,497
4,826	*	Natera, Inc	240,624
195	*	NeoGenomics, Inc	6,041
700	*	Neoleukin Therapeutics, Inc	11,326
1,990	*	Novavax, Inc	165,867
5,421	*	Omeros Corp	79,797
28	*	Passage Bio, Inc	765
4,285		Phibro Animal Health Corp	112,567
4,475	*	Puma Biotechnology, Inc	46,674
2,391	*	Quanterix Corp	65,489
590	*	Reata Pharmaceuticals, Inc	92,052
1,676	*	Replimune Group, Inc	41,649
7,947	*	Retrophin, Inc	162,198
43	*	REVOLUTION Medicines, Inc	1,358
4,130	*	Rocket Pharmaceuticals, Inc	86,441
94	*	Schrodinger, Inc	8,608
2,743	*	Sorrento Therapeutics, Inc	16,673
2,720	*	Twist Bioscience Corp	123,216
1,440	*	Ultragenyx Pharmaceutical, Inc	112,637
2,920	*,e	UroGen Pharma Ltd	76,270
4,887	*	Voyager Therapeutics, Inc	61,674
5,150	*	Zogenix, Inc	139,102

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	5,567,441

REAL ESTATE - 6.7%
4,190		Acadia Realty Trust	54,386
4,844		American Assets Trust, Inc	134,857
6,790		Armada Hoffler Properties, Inc	67,561
4,198		Bluerock Residential Growth REIT, Inc	33,920
36,640		Colony Capital, Inc	87,936
18,888		Diversified Healthcare Trust	83,580
3,371		EastGroup Properties, Inc	399,834
4,638		First Industrial Realty Trust, Inc	178,285
15,016		Geo Group, Inc	177,639
8,270		Global Net Lease, Inc	138,357
6,450		Independence Realty Trust, Inc	74,111
7,957		National Storage Affiliates Trust	228,048
11,243		Newmark Group, Inc	54,641
2,090		Office Properties Income Trust	54,277
11,548		Piedmont Office Realty Trust, Inc	191,812
2,661		PS Business Parks, Inc	352,316
900		QTS Realty Trust, Inc	57,681
11,940		Retail Properties of America, Inc	87,401
2,190		RMR Group, Inc	64,539
2,351		Saul Centers, Inc	75,867
9,376		STAG Industrial, Inc	274,904
6,400		Summit Hotel Properties, Inc	37,952
7,840		Uniti Group, Inc	73,304

		TOTAL REAL ESTATE	2,983,208

RETAILING - 4.3%
6,345	*	1-800-FLOWERS.COM, Inc (Class A)	127,027
2,509		Aaron’s, Inc	113,909

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

8,260		Bed Bath & Beyond, Inc	$87,556
10,503	*	BJ’s Wholesale Club Holdings, Inc	391,447
3,450		Chico’s FAS, Inc	4,761
9,030	*	Conn’s, Inc	91,113
6,183	*	Hibbett Sports, Inc	129,472
3,220	*	Lands’ End, Inc	25,889
420	*	Murphy USA, Inc	47,288
10,999		Rent-A-Center, Inc	305,992
1,204		Shoe Carnival, Inc	35,241
4,823	*	Sleep Number Corp	200,830
6,302	*	Sportsman’s Warehouse Holdings, Inc	89,803
935	*	Stamps.com, Inc	171,750
3,906	*	Zumiez, Inc	106,946

		TOTAL RETAILING	1,929,024

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
3,970	*	Axcelis Technologies, Inc	110,564
2,871		Brooks Automation, Inc	127,013
8,835	*	Formfactor, Inc	259,131
1,136	*	Inphi Corp	133,480
7,722	*	Lattice Semiconductor Corp	219,228
14,431	*	NeoPhotonics Corp Ltd	128,147
330		NVE Corp	20,404
2,930	*	PDF Solutions, Inc	57,311
19,396	*	Rambus, Inc	294,819
820	*	Silicon Laboratories, Inc	82,221

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,432,318

SOFTWARE & SERVICES - 7.3%
4,650	*	ACI Worldwide, Inc	125,503
3,610	*	Benefitfocus, Inc	38,844
1,705	*	Bottomline Technologies, Inc	86,563
4,260	*	Box, Inc	88,438
11,180	*	Cloudera, Inc	142,210
4,200	*	Commvault Systems, Inc	162,540
18,840	*	Digital Turbine, Inc	236,819
2,471	*	Envestnet, Inc	181,717
810	*	Everbridge, Inc	112,072
3,869		Mantech International Corp (Class A)	264,988
2,348		NIC, Inc	53,910
13,287		Perspecta, Inc	308,657
5,018		Progress Software Corp	194,447
1,155	*	Rapid7, Inc	58,928
2,385		Science Applications International Corp	185,267
1,040	*	SecureWorks Corp	11,887
4,607	*,d	SPS Commerce, Inc	346,078
5,966	*	Tenable Holdings, Inc	177,846
4,928	*	Upland Software, Inc	171,297
7,020	*	Upwork, Inc	101,369
4,578	*	Workiva, Inc	244,877

		TOTAL SOFTWARE & SERVICES	3,294,257

TECHNOLOGY HARDWARE & EQUIPMENT - 3.3%
3,622	*	Agilysys, Inc	64,979
2,256		Comtech Telecommunications Corp	38,104
1,210	*	ePlus, Inc	85,523
17,742	*	Extreme Networks, Inc	77,000
5,160	*	Fitbit, Inc	33,334
4,353	*	Insight Enterprises, Inc	214,168
1,530	*	Lumentum Holdings, Inc	124,588
2,269	*	OSI Systems, Inc	169,358
4,480		Plantronics, Inc	65,766
5,340	*	Ribbon Communications, Inc	20,986
8,821	*	Sanmina Corp	220,878

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY			VALUE

780	*	Tech Data Corp			$113,100
6,306	*	TTM Technologies, Inc			74,789
12,390	*	Viavi Solutions, Inc			157,849
906	*	Vishay Precision Group, Inc			22,269

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,482,691

TELECOMMUNICATION SERVICES - 0.8%
6,210	*	Boingo Wireless, Inc			82,717
2,367	*	Cincinnati Bell, Inc			35,150
530		Cogent Communications Group, Inc			41,001
5,720	*	Liberty Latin America Ltd (Class A)			55,598
2,070		Spok Holdings, Inc			19,355
12,680	*	Vonage Holdings Corp			127,561

		TOTAL TELECOMMUNICATION SERVICES			361,382

TRANSPORTATION - 1.6%
3,031		ArcBest Corp			80,352
4,530	*	Avis Budget Group, Inc			103,692
2,381		Forward Air Corp			118,621
7,443		Heartland Express, Inc			154,963
4,671	*	Hub Group, Inc (Class A)			223,554
1,284		Marten Transport Ltd			32,306
3,580	*	Radiant Logistics, Inc			14,069

		TOTAL TRANSPORTATION			727,557

UTILITIES - 3.1%
6,919		Avista Corp			251,783
2,058		Black Hills Corp			116,606
4,057		Clearway Energy, Inc (Class A)			85,075
460		Northwest Natural Holding Co			25,663
3,610		NorthWestern Corp			196,817
6,813		Portland General Electric Co			284,852
2,490		South Jersey Industries, Inc			62,225
1,730		Southwest Gas Holdings Inc			119,457
3,627		Spire, Inc			238,330

		TOTAL UTILITIES			1,380,808

		TOTAL COMMON STOCKS			43,207,182

		(Cost $42,219,338)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 4.1%

REPURCHASE AGREEMENT - 3.5%
$1,590,000	r	Fixed Income Clearing Corp	0.070%	07/01/20	1,590,000

		TOTAL REPURCHASE AGREEMENT			1,590,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
252,290	c	State Street Navigator Securities Lending Government Money Market Portfolio			252,290

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			252,290

		TOTAL SHORT-TERM INVESTMENTS			1,842,290

		(Cost $1,842,290)
		TOTAL INVESTMENTS - 100.5%			45,049,472
		(Cost $44,061,628)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%			(214,126)

		NET ASSETS - 100.0%			$44,835,346

Abbreviation(s):

REIT	Real Estate Investment Trust

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $360,209.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 6/30/20 to be repurchased at $1,590,000 on 7/1/20, collateralized by U.S. Treasury Notes valued at $1,621,891.

Futures contracts outstanding as of June 30, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	21	09/18/20	$1,523,235	$1,509,480	$(13,755)

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 1.0%
768		Aptiv plc	$59,843
114		BorgWarner, Inc	4,024
1,215	*	Tenneco, Inc	9,186
540	*	Tesla, Inc	583,097

		TOTAL AUTOMOBILES & COMPONENTS	656,150

BANKS - 2.8%
242		Ameris Bancorp	5,709
746		Associated Banc-Corp	10,205
6,993		Bank of New York Mellon Corp	270,279
564		Bank OZK	13,237
618		Berkshire Hills Bancorp, Inc	6,810
126		Camden National Corp	4,352
6,332		Citizens Financial Group, Inc	159,820
1,588		Comerica, Inc	60,503
18		Commerce Bancshares, Inc	1,070
69		Cullen/Frost Bankers, Inc	5,155
710	*	Customers Bancorp, Inc	8,534
94	*	Equity Bancshares, Inc	1,639
208		Federal Agricultural Mortgage Corp	13,314
577		First Republic Bank	61,156
693		Great Western Bancorp, Inc	9,536
664		Hanmi Financial Corp	6,447
244		Heritage Financial Corp	4,880
381		HomeStreet, Inc	9,376
251		HomeTrust Bancshares, Inc	4,016
3,317		Huntington Bancshares, Inc	29,969
1,508		Investors Bancorp, Inc	12,818
1,081		Kearny Financial Corp	8,843
3,899		Keycorp	47,490
329		Live Oak Bancshares, Inc	4,774
1,198		M&T Bank Corp	124,556
528		MGIC Investment Corp	4,324
180	*	Mr Cooper Group, Inc	2,239
333		National Bank Holdings Corp	8,991
6,674		New York Community Bancorp, Inc	68,075
479		Northfield Bancorp, Inc	5,518
145		Old National Bancorp	1,995
1,908		People’s United Financial, Inc	22,076
615		Pinnacle Financial Partners, Inc	25,824
3,588		PNC Financial Services Group, Inc	377,494
9,834		Regions Financial Corp	109,354
47		Signature Bank	5,025
130		Stock Yards Bancorp, Inc	5,226
262	*	SVB Financial Group	56,469
102		TFS Financial Corp	1,460
567	*	The Bancorp, Inc	5,557
538	*	Tristate Capital Holdings, Inc	8,452
7,137		Truist Financial Corp	267,994
50		UMB Financial Corp	2,578
102		United Bankshares, Inc	2,821
182		Univest Financial Corp	2,938
107		Webster Financial Corp	3,061
280		WesBanco, Inc	5,687
49		Westamerica Bancorporation	2,814
604		Zions Bancorporation	20,536

		TOTAL BANKS	1,900,996

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

CAPITAL GOODS - 5.4%
2,945		3M Co	$459,391
146	*	Aegion Corp	2,317
518	*	Astronics Corp	5,470
1,174	*	Axon Enterprise, Inc	115,205
711		Barnes Group, Inc	28,127
1,964	*	Bloom Energy Corp	21,368
223		Carlisle Cos, Inc	26,686
2,599		Caterpillar, Inc	328,773
540		Cubic Corp	25,936
507		Cummins, Inc	87,843
1,036		Curtiss-Wright Corp	92,494
1,380		Deere & Co	216,867
2,411		Eaton Corp	210,914
1,689		Fastenal Co	72,357
1,380		Fortive Corp	93,371
267	*	Herc Holdings, Inc	8,205
1,838		Hexcel Corp	83,114
27		IDEX Corp	4,267
2,193		Illinois Tool Works, Inc	383,446
4,469		Johnson Controls International plc	152,572
2,353		Masco Corp	118,144
1,299	*	Mercury Systems, Inc	102,179
302		Moog, Inc (Class A)	16,000
32		Owens Corning, Inc	1,784
758		PACCAR, Inc	56,736
647		Parker-Hannifin Corp	118,576
326	*,e	Plug Power, Inc	2,676
87		Quanta Services, Inc	3,413
538		Rockwell Automation, Inc	114,594
518		Roper Technologies Inc	201,119
116		Snap-On, Inc	16,067
251	*	Sunrun, Inc	4,950
508	*	Teledyne Technologies, Inc	157,963
972		Trane Technologies plc	86,489
208	*	Trimas Corp	4,982
404	*	United Rentals, Inc	60,212
91	*	Vectrus, Inc	4,471
186		W.W. Grainger, Inc	58,434
31	*	WESCO International, Inc	1,088
484		Woodward Inc	37,534
475		Xylem, Inc	30,856

		TOTAL CAPITAL GOODS	3,616,990

COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
590		ACCO Brands Corp	4,189
188		Cintas Corp	50,076
1,918	*	Copart, Inc	159,712
165	*	FTI Consulting, Inc	18,901
112		Heidrick & Struggles International, Inc	2,421
164	*	Huron Consulting Group, Inc	7,257
34		ICF International, Inc	2,204
3,676		IHS Markit Ltd	277,538
478		Kelly Services, Inc (Class A)	7,560
902		Nielsen NV	13,404
138		Resources Connection, Inc	1,652
788		Robert Half International, Inc	41,630
1,708		TransUnion	148,664
177		Verisk Analytics, Inc	30,125
437		Viad Corp	8,449
1,996		Waste Management, Inc	211,396

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	985,178

CONSUMER DURABLES & APPAREL - 1.4%
200		Callaway Golf Co	3,502
215	*	Century Communities, Inc	6,592

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

10		Columbia Sportswear Co	$806
643		DR Horton, Inc	35,654
468		Ethan Allen Interiors, Inc	5,536
74		Garmin Ltd	7,215
447	*	Green Brick Partners, Inc	5,297
13		Hasbro, Inc	974
325	*	iRobot Corp	27,267
495		Lennar Corp (Class A)	30,502
371	*	Lululemon Athletica, Inc	115,756
255	*	Mohawk Industries, Inc	25,949
144		Newell Brands Inc	2,287
5,438		Nike, Inc (Class B)	533,196
29	*	NVR, Inc	94,504
1,740	*	Sonos, Inc	25,456
841		VF Corp	51,251

		TOTAL CONSUMER DURABLES & APPAREL	971,744

CONSUMER SERVICES - 2.3%
389	*	American Public Education, Inc	11,514
464	*	Bright Horizons Family Solutions	54,381
356		Carriage Services, Inc	6,451
521		Darden Restaurants, Inc	39,476
1,161	e	Dave & Buster’s Entertainment, Inc	15,476
13		Dine Brands Global Inc.	547
315		Domino’s Pizza, Inc	116,374
78		Dunkin Brands Group, Inc	5,088
372	*	El Pollo Loco Holdings, Inc	5,491
228	*	frontdoor, Inc	10,107
95		Graham Holdings Co	32,554
3,293		Hilton Worldwide Holdings, Inc	241,871
216		Marriott Vacations Worldwide Corp	17,757
384	*	Planet Fitness, Inc	23,259
649	*	Regis Corp	5,309
1,514		Royal Caribbean Cruises Ltd	76,154
1,135		Service Corp International	44,140
1,217	*	ServiceMaster Global Holdings, Inc	43,435
35	*	Shake Shack, Inc	1,854
1,017		Six Flags Entertainment Corp	19,536
6,268		Starbucks Corp	461,262
266		Vail Resorts, Inc	48,452
983		Wendy’s	21,410
320	*	WW International Inc	8,122
2,294		Yum! Brands, Inc	199,371

		TOTAL CONSUMER SERVICES	1,509,391

DIVERSIFIED FINANCIALS - 5.5%
1,224		Ally Financial, Inc	24,272
3,552		American Express Co	338,150
687		BlackRock, Inc	373,790
5,921		Charles Schwab Corp	199,774
1,767		CME Group, Inc	287,208
5,111		Discover Financial Services	256,010
297		E*TRADE Financial Corp	14,770
119		Factset Research Systems, Inc	39,088
1,411		Franklin Resources, Inc	29,589
105	*	Green Dot Corp	5,153
4,625		Intercontinental Exchange Group, Inc	423,650
686		Invesco Ltd	7,381
524		Legg Mason, Inc	26,069
191		MarketAxess Holdings, Inc	95,676
910		Moody’s Corp	250,004
9,005		Morgan Stanley	434,941
291		Nasdaq Inc	34,766
1,684		Northern Trust Corp	133,609
65	*	PRA Group, Inc	2,513

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

204		Redwood Trust, Inc	$1,428
1,510		S&P Global, Inc	497,515
1,745		State Street Corp	110,895
368		T Rowe Price Group, Inc	45,448
311		Voya Financial, Inc	14,508

		TOTAL DIVERSIFIED FINANCIALS	3,646,207

ENERGY - 2.8%
5,621		Antero Midstream Corp	28,667
2,315		Apache Corp	31,252
3,008		Baker Hughes Co	46,293
49	*	ChampionX Corp	478
1,843	*	Cheniere Energy, Inc	89,054
5,721		Chevron Corp	510,485
239		Cimarex Energy Co	6,570
6,568		ConocoPhillips	275,987
59		Delek US Holdings, Inc	1,027
2,858		EQT Corp	34,010
3,806	*	Gulfport Energy Corp	4,149
3,419	*	Helix Energy Solutions Group, Inc	11,864
1,324		Hess Corp	68,596
13,220		Kinder Morgan, Inc	200,547
4,968		Kosmos Energy Ltd	8,247
18,145		Marathon Oil Corp	111,047
41	*	Matrix Service Co	399
94		National Oilwell Varco, Inc	1,152
2,156		Noble Energy, Inc	19,318
230		ONEOK, Inc	7,641
2,817		Parsley Energy, Inc	30,086
6,936		Schlumberger Ltd	127,553
63	*	Select Energy Services, Inc	309
9,944	*	Southwestern Energy Co	25,457
2,803		Valero Energy Corp	164,872
3,539		Williams Cos, Inc	67,312

		TOTAL ENERGY	1,872,372

FOOD & STAPLES RETAILING - 0.5%
751		Casey’s General Stores, Inc	112,290
531	*	Chefs’ Warehouse Holdings, Inc	7,211
180	*	Performance Food Group Co	5,245
500		Pricesmart, Inc	30,165
877		SpartanNash Co	18,636
2,766	*	Sprouts Farmers Market, Inc	70,782
1,207	*	United Natural Foods, Inc	21,979
3,629	*	US Foods Holding Corp	71,564
272		Weis Markets, Inc	13,633

		TOTAL FOOD & STAPLES RETAILING	351,505

FOOD, BEVERAGE & TOBACCO - 3.2%
417	*	Beyond Meat, Inc	55,870
76		Bunge Ltd	3,126
1,096		Campbell Soup Co	54,395
14,315		Coca-Cola Co	639,594
710		Fresh Del Monte Produce, Inc	17,480
5,089		General Mills, Inc	313,737
2,861		Hormel Foods Corp	138,100
1,828		Kellogg Co	120,758
483		McCormick & Co, Inc	86,655
5,408		PepsiCo, Inc	715,262
79	*	TreeHouse Foods, Inc	3,460

		TOTAL FOOD, BEVERAGE & TOBACCO	2,148,437

HEALTH CARE EQUIPMENT & SERVICES - 7.0%
507	*	Abiomed, Inc	122,471
592	*	Align Technology, Inc	162,468

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,728	*	Allscripts Healthcare Solutions, Inc	$25,239
977	*	Angiodynamics, Inc	9,936
2,703	*	Antares Pharma, Inc	7,433
417	*	AtriCure, Inc	18,744
66	*	Axonics Modulation Technologies, Inc	2,317
71	*	BioTelemetry, Inc	3,208
1,979		Cardinal Health, Inc	103,284
287	*	Cardiovascular Systems, Inc	9,055
738	*	Centene Corp	46,900
4,382		Cerner Corp	300,386
3,201	*	Cerus Corp	21,127
945		Cigna Corp	177,329
389		Computer Programs & Systems, Inc	8,865
485		Cooper Cos, Inc	137,565
1,291	*	Covetrus, Inc	23,096
4,826		CVS Health Corp	313,545
2,413		Dentsply Sirona, Inc	106,317
4,944	*	Edwards Lifesciences Corp	341,680
1,912	*	Envista Holdings Corp	40,324
1,591	*	GenMark Diagnostics, Inc	23,404
178	*	Glaukos Corp	6,839
676	*	Globus Medical, Inc	32,252
138	*	Guardant Health, Inc	11,196
102	*	Haemonetics Corp	9,135
1,468		HCA Healthcare, Inc	142,484
655	*	Health Catalyst, Inc	19,106
294	*	Henry Schein, Inc	17,167
157	*	Heska Corp	14,628
327		Hill-Rom Holdings, Inc	35,898
797	*	HMS Holdings Corp	25,815
1,250	*	Hologic, Inc	71,250
477		Humana, Inc	184,957
693	*	IDEXX Laboratories, Inc	228,801
110	*	Inogen, Inc	3,907
257	*	Integer Holding Corp	18,774
532	*	Laboratory Corp of America Holdings	88,371
301		LeMaitre Vascular, Inc	7,946
14	*	LHC Group, Inc	2,440
85	*	LivaNova plc	4,091
1,120	*	Meridian Bioscience, Inc	26,085
1,266	*	Merit Medical Systems, Inc	57,793
1,173	*	NextGen Healthcare, Inc	12,880
498	*	Omnicell, Inc	35,169
1,495	*	OraSure Technologies, Inc	17,387
412	*	Orthofix Medical Inc	13,184
417		Owens & Minor, Inc	3,178
170	*	Penumbra, Inc	30,399
80	*	Premier, Inc	2,742
50	*	Providence Service Corp	3,946
298		Quest Diagnostics, Inc	33,960
348	*	Quidel Corp	77,862
949		Resmed, Inc	182,208
580	*	Staar Surgical Co	35,693
356		STERIS plc	54,625
391	*	Surgery Partners, Inc	4,524
377	*	Tactile Systems Technology, Inc	15,619
321	*	Tandem Diabetes Care, Inc	31,753
158	*	Tivity Health, Inc	1,790
225	*	Triple-S Management Corp (Class B)	4,280
3,078		UnitedHealth Group, Inc	907,856
424	*	Varian Medical Systems, Inc	51,948
740	*	Vocera Communications, Inc	15,688
514		West Pharmaceutical Services, Inc	116,765

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,667,084

HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
781		Clorox Co	171,328
3,580		Colgate-Palmolive Co	262,271

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

947		Estee Lauder Cos (Class A)	$178,680
753		Kimberly-Clark Corp	106,436
7,967		Procter & Gamble Co	952,614

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,671,329

INSURANCE - 2.9%
3,778		Aflac, Inc	136,121
1,321		Allstate Corp	128,124
868		Aon plc	167,177
2,765		Chubb Ltd	350,104
18	*	eHealth, Inc	1,768
2,583		Loews Corp	88,571
3,264		Marsh & McLennan Cos, Inc	350,456
3,407		Progressive Corp	272,935
3,702		Prudential Financial, Inc	225,452
1,812		Travelers Cos, Inc	206,659
4		White Mountains Insurance Group Ltd	3,552
150		Willis Towers Watson plc	29,542

		TOTAL INSURANCE	1,960,461

MATERIALS - 3.0%
140		Aptargroup, Inc	15,677
2,822		Ball Corp	196,101
62	*	Berry Global Group, Inc	2,748
1,021	*	Century Aluminum Co	7,280
6,121		DuPont de Nemours, Inc	325,209
1,957		Ecolab, Inc	389,345
99		H.B. Fuller Co	4,415
168		International Flavors & Fragrances, Inc	20,573
2,642		Linde plc	560,395
1,745		Mosaic Co	21,830
5,034		Newmont Goldcorp Corp	310,799
1,834		Nucor Corp	75,946
253		PPG Industries, Inc	26,833
27		Reliance Steel & Aluminum Co	2,563
1,968	*	Summit Materials, Inc	31,646
283		Trinseo S.A.	6,271
423	*	US Concrete, Inc	10,490

		TOTAL MATERIALS	2,008,121

MEDIA & ENTERTAINMENT - 7.3%
5,026		Activision Blizzard, Inc	381,473
772	*	Alphabet, Inc (Class A)	1,094,735
764	*	Alphabet, Inc (Class C)	1,079,998
34		Cable One, Inc	60,345
43	*	Cardlytics, Inc	3,009
2,461		Cinemark Holdings, Inc	28,425
18,055		Comcast Corp (Class A)	703,784
3,695	*	Discovery, Inc (Class A)	77,965
5,403	*	Discovery, Inc (Class C)	104,062
1,804	*	Electronic Arts, Inc	238,218
1,061	*	Gray Television, Inc	14,801
1,131	*	iHeartMedia, Inc	9,901
1,046	*	Imax Corp	11,726
642		John Wiley & Sons, Inc (Class A)	25,038
2,358	*	Liberty Broadband Corp (Class C)	292,298
260		Loral Space & Communications, Inc	5,075
236	*	Madison Square Garden Co	34,666
869		New York Times Co (Class A)	36,524
4,128		Omnicom Group, Inc	225,389
477		Scholastic Corp	14,281
1,242		Sinclair Broadcast Group, Inc (Class A)	22,927
19,983		Sirius XM Holdings, Inc	117,300
841	*	Take-Two Interactive Software, Inc	117,378
246		TEGNA, Inc	2,740

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,499		TripAdvisor, Inc	$47,506
542		World Wrestling Entertainment, Inc (Class A)	23,550
13,082	*	Zynga, Inc	124,802

		TOTAL MEDIA & ENTERTAINMENT	4,897,916

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.4%
5,359		AbbVie, Inc	526,147
784	*	Acadia Pharmaceuticals, Inc	38,000
454	*	Accelerate Diagnostics, Inc	6,639
987	*	Aerie Pharmaceuticals, Inc	14,568
2,093		Agilent Technologies, Inc	184,958
637	*	Agios Pharmaceuticals, Inc	34,067
21	*,e	Akcea Therapeutics, Inc	288
2,504		Amgen, Inc	590,593
586	*	AnaptysBio, Inc	13,091
544	*	Assembly Biosciences, Inc	12,686
898	*	Atara Biotherapeutics, Inc	13,084
98	*	Avrobio, Inc	1,710
33	*	Axsome Therapeutics, Inc	2,715
3,404	*	BioCryst Pharmaceuticals, Inc	16,220
821	*	Biogen, Inc	219,659
675	*	BioMarin Pharmaceutical, Inc	83,255
971	*	Bluebird Bio, Inc	59,270
9,609		Bristol-Myers Squibb Co	565,009
701	*	Collegium Pharmaceutical, Inc	12,268
3,673		Eli Lilly & Co	603,033
70	*,e	Esperion Thereapeutics, Inc	3,592
453	*,e	Flexion Therapeutics, Inc	5,957
5,145		Gilead Sciences, Inc	395,856
414	*	Halozyme Therapeutics, Inc	11,099
192	*	Horizon Therapeutics Plc	10,671
447	*	Immunomedics, Inc	15,842
513	*	Insmed, Inc	14,128
335	*	Intersect ENT, Inc	4,536
1,239	*	Intra-Cellular Therapies, Inc	31,805
800	*	IQVIA Holdings, Inc	113,504
374	*	Jazz Pharmaceuticals plc	41,267
245	*	Karyopharm Therapeutics, Inc	4,640
1,108	*	MacroGenics, Inc	30,935
9,494		Merck & Co, Inc	734,171
80	*	Mettler-Toledo International, Inc	64,444
34	*	Mirati Therapeutics, Inc	3,882
52	*	MyoKardia, Inc	5,024
9,124	*,e	Opko Health, Inc	31,113
547		Perrigo Co plc	30,233
842	*	Prothena Corp plc	8,807
202	*	Repligen Corp	24,969
1,002	*	Revance Therapeutics, Inc	24,469
89	*	Sage Therapeutics, Inc	3,701
1,162	*	Sangamo Therapeutics Inc	10,412
5,141	*,e	TherapeuticsMD, Inc	6,426
60	*	Tricida, Inc	1,649
366	*	Ultragenyx Pharmaceutical, Inc	28,629
1,674	*	Vertex Pharmaceuticals, Inc	485,979
272	*	Waters Corp	49,069
576	*	ZIOPHARM Oncology, Inc	1,889
3,173		Zoetis, Inc	434,828
177	*	Zogenix, Inc	4,781

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	5,635,567

REAL ESTATE - 3.6%
659		Alexandria Real Estate Equities, Inc	106,923
2,209		American Tower Corp	571,115
1,030		Boston Properties, Inc	93,091
1,255		CatchMark Timber Trust, Inc	11,107

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,015	*	CBRE Group, Inc	$45,898
118		Coresite Realty	14,285
406		Cousins Properties, Inc	12,111
403		CyrusOne, Inc	29,318
2,684		DiamondRock Hospitality Co	14,843
165		Douglas Emmett, Inc	5,059
352		Easterly Government Properties, Inc	8,138
500		Equinix, Inc	351,150
582		First Industrial Realty Trust, Inc	22,372
1,028		Franklin Street Properties Corp	5,233
2,994		Healthpeak Properties Inc	82,515
2,262		Host Hotels and Resorts, Inc	24,407
457	*	Howard Hughes Corp	23,741
184		Hudson Pacific Properties	4,629
54		Jones Lang LaSalle, Inc	5,587
14		Kilroy Realty Corp	822
1,023		Kimco Realty Corp	13,135
3,283		Macerich Co	29,449
463		Paramount Group, Inc	3,570
5,447		Park Hotels & Resorts, Inc	53,871
4,814		Prologis, Inc	449,291
89		QTS Realty Trust, Inc	5,704
147		Realogy Holdings Corp	1,089
150		Regency Centers Corp	6,884
8		RMR Group, Inc	236
634		SBA Communications Corp	188,881
530		UDR, Inc	19,811
470		Ventas, Inc	17,211
17		Washington REIT	377
2,499		Welltower, Inc	129,323
3,453		Weyerhaeuser Co	77,554

		TOTAL REAL ESTATE	2,428,730

RETAILING - 5.9%
595	*	1-800-FLOWERS.COM, Inc (Class A)	11,912
77		Aaron’s, Inc	3,496
346		Advance Auto Parts, Inc	49,288
57		Big Lots, Inc	2,394
2,639	*	BJ’s Wholesale Club Holdings, Inc	98,356
289	*	Booking Holdings, Inc	460,186
45	*	CarMax, Inc	4,030
7,832		eBay, Inc	410,788
2,770	*	Etsy, Inc	294,257
3,227		Expedia Group Inc	265,259
65	*	Five Below, Inc	6,949
1,470	*,e	GameStop Corp (Class A)	6,380
596		Gap, Inc	7,521
316	*	Genesco, Inc	6,845
5		Genuine Parts Co	435
537	*	Groupon, Inc	9,730
180		Haverty Furniture Cos, Inc	2,880
364	*	Hibbett Sports, Inc	7,622
3,433		Home Depot, Inc	860,001
119	*	Lands’ End, Inc	957
1,082	*	LKQ Corp	28,348
2,946		Lowe’s Companies, Inc	398,063
2,208	e	Macy’s, Inc	15,191
431	*	MarineMax, Inc	9,650
1,637	*	Quotient Technology, Inc	11,983
1,245	*	RealReal, Inc	15,924
568		Ross Stores, Inc	48,416
149		Shoe Carnival, Inc	4,361
2,792		Target Corp	334,845
348		Tiffany & Co	42,435
4,028		TJX Companies, Inc	203,656
202		Tractor Supply Co	26,622

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

251	*	Ulta Beauty, Inc	$51,058
1,177	*,e	Wayfair, Inc	232,587
28		Winmark Corp	4,795
234	*	Zumiez, Inc	6,407

		TOTAL RETAILING	3,943,627

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.2%
4,685		Applied Materials, Inc	283,208
289	*	Cirrus Logic, Inc	17,854
191	*	Cree, Inc	11,305
784	*	First Solar, Inc	38,808
14,676		Intel Corp	878,065
394		Lam Research Corp	127,443
84		NVE Corp	5,194
2,163		NVIDIA Corp	821,745
261	*	Silicon Laboratories, Inc	26,171
4,542		Texas Instruments, Inc	576,698

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,786,491

SOFTWARE & SERVICES - 13.9%
2,890		Accenture plc	620,541
1,822	*	Adobe, Inc	793,135
298	*	Aspen Technology, Inc	30,876
1,593	*	Autodesk, Inc	381,030
2,417	*	Avaya Holdings Corp	29,874
634	*	Benefitfocus, Inc	6,822
193		Blackbaud, Inc	11,016
948	*	Blackline, Inc	78,599
1,843	*	Cadence Design Systems, Inc	176,854
664	*	Ceridian HCM Holding, Inc	52,635
164	*	ChannelAdvisor Corp	2,598
4,496	*	Conduent, Inc	10,745
790		CSG Systems International, Inc	32,698
5,664		DXC Technology Co	93,456
540	*	Elastic NV	49,793
769	*	ExlService Holdings, Inc	48,755
770	*	Five9, Inc	85,216
303	*	HubSpot, Inc	67,978
4,603		International Business Machines Corp	555,904
1,577		Intuit, Inc	467,092
3,032	*	Limelight Networks, Inc	22,315
235	*	Liveperson, Inc	9,736
1,169		LogMeIn, Inc	99,096
17,915	d	Microsoft Corp	3,645,882
1,206	*	New Relic, Inc	83,093
1,513	*	Nutanix, Inc	35,866
136	*	OneSpan, Inc	3,798
386	*	Paylocity Holding Corp	56,314
739	*	Perficient, Inc	26,441
322	*	Qualys, Inc	33,494
394	*	Rapid7, Inc	20,102
195	*	Rosetta Stone, Inc	3,288
6,447		Sabre Corp	51,963
3,593	*	salesforce.com, Inc	673,077
1,390		Science Applications International Corp	107,975
480	*	Smartsheet, Inc	24,442
880	*	SPS Commerce, Inc	66,106
1,463	*	SVMK, Inc	34,439
977	*	Sykes Enterprises, Inc	27,024
2,620	*	Teradata Corp	54,496
362		TTEC Holdings, Inc	16,855
614	*	Virtusa Corp	19,937
1,641	*	VMware, Inc (Class A)	254,125
1,017	*	WEX, Inc	167,815
127	*	Workiva, Inc	6,793
1,921	*	Zendesk, Inc	170,066

		TOTAL SOFTWARE & SERVICES	9,310,155

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 7.6%
9,764		Apple, Inc	$3,561,907
41		Belden CDT, Inc	1,335
108		Benchmark Electronics, Inc	2,333
1,828	*	Ciena Corp	99,004
16,242		Cisco Systems, Inc	757,527
413		CTS Corp	8,277
931		Dolby Laboratories, Inc (Class A)	61,325
44	*	Fabrinet	2,747
21,081		Hewlett Packard Enterprise Co	205,118
2,507		HP, Inc	43,697
117	*	Insight Enterprises, Inc	5,756
43		InterDigital, Inc	2,435
69	*	Itron, Inc	4,571
691	*	Keysight Technologies, Inc	69,639
373	*	Kimball Electronics, Inc	5,050
189	*	Lumentum Holdings, Inc	15,390
68	*	Novanta, Inc	7,260
633	*	Ribbon Communications, Inc	2,488
176	*	Rogers Corp	21,930
354		Synnex Corp	42,399
594	*	Tech Data Corp	86,130
476	*	Trimble Inc	20,558
841	*	TTM Technologies, Inc	9,974
1,192		Vishay Intertechnology, Inc	18,202

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,055,052

TELECOMMUNICATION SERVICES - 1.3%
808	*	Boingo Wireless, Inc	10,763
2,305	*	Iridium Communications, Inc	58,639
14,746		Verizon Communications, Inc	812,947

		TOTAL TELECOMMUNICATION SERVICES	882,349

TRANSPORTATION - 2.2%
8		Amerco, Inc	2,417
662		ArcBest Corp	17,550
368	*	Avis Budget Group, Inc	8,424
762		CH Robinson Worldwide, Inc	60,244
5,313		CSX Corp	370,529
10,539		Delta Air Lines, Inc	295,619
623	*	Echo Global Logistics, Inc	13,469
56		Kansas City Southern	8,360
1,583		Norfolk Southern Corp	277,927
6		Ryder System, Inc	225
3,878		United Parcel Service, Inc (Class B)	431,156

		TOTAL TRANSPORTATION	1,485,920

UTILITIES - 3.1%
3,834		American Electric Power Co, Inc	305,340
416		American Water Works Co, Inc	53,522
1,610		Centerpoint Energy, Inc	30,059
98		CMS Energy Corp	5,725
2,631		Consolidated Edison, Inc	189,248
2,549		Dominion Energy, Inc	206,928
253		DTE Energy Co	27,197
1,906		Eversource Energy	158,713
2,866		Public Service Enterprise Group, Inc	140,892
2,264		Sempra Energy	265,409
261		South Jersey Industries, Inc	6,522
6,922		Southern Co	358,906
281		UGI Corp	8,936
1,532		WEC Energy Group, Inc	134,280
2,449		Xcel Energy, Inc	153,062

		TOTAL UTILITIES	2,044,739

		TOTAL COMMON STOCKS	66,436,511

		(Cost $44,664,381)

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.5%

REPURCHASE AGREEMENT - 0.4%
$270,000	r	Fixed Income Clearing Corp	0.070%	07/01/20	$270,000

		TOTAL REPURCHASE AGREEMENT			270,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
46,292	c	State Street Navigator Securities Lending Government Money Market Portfolio			46,292

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			46,292

		TOTAL SHORT-TERM INVESTMENTS			316,292

		(Cost $316,292)
		TOTAL INVESTMENTS - 99.8% (Cost $44,980,673)			66,752,803
		OTHER ASSETS & LIABILITIES, NET - 0.2%			168,775

		NET ASSETS - 100.0%			$66,921,578

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $184,298.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 6/30/20 to be repurchased at $270,000 on 7/1/20, collateralized by U.S. Treasury Notes valued at $275,490.

Futures contracts outstanding as of June 30, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	3	09/18/20	$476,263	$463,530	$(12,733)

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 0.9%
1,634	*	Adient plc	$26,830
1,752	*	American Axle & Manufacturing Holdings, Inc	13,315
4,756		Aptiv plc	370,588
3,646		BorgWarner, Inc	128,704
828		Cooper Tire & Rubber Co	22,861
1,016	*	Cooper-Standard Holding, Inc	13,462
2,264		Dana Inc	27,598
511	*	Dorman Products, Inc	34,273
71,027		Ford Motor Co	431,844
713	*	Fox Factory Holding Corp	58,901
22,630		General Motors Co	572,539
4,530		Gentex Corp	116,738
573	*	Gentherm, Inc	22,290
5,104		Goodyear Tire & Rubber Co	45,655
2,737		Harley-Davidson, Inc	65,059
377		LCI Industries, Inc	43,348
1,077		Lear Corp	117,415
772	*	Modine Manufacturing Co	4,261
292	*	Motorcar Parts of America, Inc	5,160
330		Standard Motor Products, Inc	13,596
449	*	Stoneridge, Inc	9,276
995	*	Tenneco, Inc	7,522
2,667	*	Tesla, Inc	2,879,853
1,012		Thor Industries, Inc	107,808
496	*	Visteon Corp	33,976
486		Winnebago Industries, Inc	32,377
1,128	*	Workhorse Group, Inc	19,616
296	*	XPEL, Inc	4,629

		TOTAL AUTOMOBILES & COMPONENTS	5,229,494

BANKS - 4.0%
184		1st Constitution Bancorp	2,282
254		1st Source Corp	9,037
95		ACNB Corp	2,487
166		Allegiance Bancshares, Inc	4,215
197		Amalgamated Bank	2,490
442	*	Amerant Bancorp Inc	6,648
127		American National Bankshares, Inc	3,180
1,222		Ameris Bancorp	28,827
129		Ames National Corp	2,546
184		Arrow Financial Corp	5,470
2,719		Associated Banc-Corp	37,196
318	*	Atlantic Capital Bancshares, Inc	3,867
1,279		Atlantic Union Bankshares Corp	29,622
164		Auburn National Bancorporation, Inc	9,363
945	*	Axos Financial, Inc	20,866
697		Banc of California, Inc	7,548
529		Bancfirst Corp	21,462
1,940		BancorpSouth Bank	44,116
117	e	Bank First Corp	7,500
139,601		Bank of America Corp	3,315,524
254		Bank of Commerce Holdings	1,925
861		Bank of Hawaii Corp	52,874
174		Bank of Marin Bancorp	5,799
14,497		Bank of New York Mellon Corp	560,309
1,235		Bank of NT Butterfield & Son Ltd	30,122

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

130		Bank of Princeton	$2,610
2,233		Bank OZK	52,408
487		Bank7 Corp	5,286
238		BankFinancial Corp	1,999
1,888		BankUnited	38,232
81		Bankwell Financial Group, Inc	1,288
511		Banner Corp	19,418
219		Bar Harbor Bankshares	4,903
163	*	Baycom Corp	2,104
152		BCB Bancorp, Inc	1,411
641		Berkshire Hills Bancorp, Inc	7,064
717		BOK Financial Corp	40,467
1,073		Boston Private Financial Holdings, Inc	7,382
287		Bridge Bancorp, Inc	6,555
385	*	Bridgewater Bancshares, Inc	3,946
1,046		Brookline Bancorp, Inc	10,544
253		Bryn Mawr Bank Corp	6,998
147		Business First Bancshares, Inc	2,256
120		Byline Bancorp, Inc	1,572
283		C&F Financial Corp	9,410
2,216		Cadence BanCorp	19,634
59		Cambridge Bancorp	3,495
238		Camden National Corp	8,220
693	*	Capital Bancorp, Inc	7,415
156		Capital City Bank Group, Inc	3,268
2,332		Capitol Federal Financial	25,675
128		Capstar Financial Holdings, Inc	1,536
419		Carter Bank & Trust	3,381
1,496		Cathay General Bancorp	39,345
287		CBTX, Inc	6,027
470		Central Pacific Financial Corp	7,534
161		Central Valley Community Bancorp	2,478
47		Century Bancorp, Inc	3,653
46		Chemung Financial Corp	1,256
337		ChoiceOne Financial Services, Inc	9,962
1,706		CIT Group, Inc	35,365
37,583		Citigroup, Inc	1,920,491
167		Citizens & Northern Corp	3,449
7,915		Citizens Financial Group, Inc	199,775
394		Citizens Holding Co	9,850
236		City Holding Co	15,380
157		Civista Bancshares, Inc	2,418
226		CNB Financial Corp	4,052
524	*	Coastal Financial Corp	7,608
139		Codorus Valley Bancorp, Inc	1,922
1,129		Columbia Banking System, Inc	32,001
1,254	*	Columbia Financial, Inc	17,500
2,606		Comerica, Inc	99,289
1,894		Commerce Bancshares, Inc	112,636
1,009		Community Bank System, Inc	57,533
1,382		Community Bankers Trust Corp	7,601
61		Community Financial Corp	1,488
238		Community Trust Bancorp, Inc	7,797
422		ConnectOne Bancorp, Inc	6,803
858	*	CrossFirst Bankshares, Inc	8,391
1,101		Cullen/Frost Bankers, Inc	82,256
438	*	Customers Bancorp, Inc	5,265
2,357		CVB Financial Corp	44,170
1,348		Delmar Bancorp	8,856
500		Dime Community Bancshares	6,865
638		Eagle Bancorp, Inc	20,894
2,453		East West Bancorp, Inc	88,897
147		Enterprise Bancorp, Inc	3,502
347		Enterprise Financial Services Corp	10,799
161	*	Equity Bancshares, Inc	2,808

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

578	*	Esquire Financial Holdings, Inc	$9,768
660		ESSA Bancorp, Inc	9,187
2,039		Essent Group Ltd	73,955
384		Evans Bancorp, Inc	8,932
144	e	Farmers & Merchants Bancorp, Inc	3,059
378		Farmers National Banc Corp	4,483
362		FB Financial Corp	8,967
139		Federal Agricultural Mortgage Corp	8,897
44	e	Fidelity D&D Bancorp, Inc	2,116
12,985		Fifth Third Bancorp	250,351
202		Financial Institutions, Inc	3,759
440		First Bancorp	11,035
3,399		First Bancorp	19,000
162		First Bancorp, Inc	3,515
130		First Bancshares, Inc	2,925
354		First Bank	2,308
586		First Busey Corp	10,929
266		First Business Financial Services, Inc	4,376
97	e	First Capital Inc	6,739
117		First Choice Bancorp	1,916
132		First Citizens Bancshares, Inc (Class A)	53,463
1,371		First Commonwealth Financial Corp	11,352
242		First Community Bancshares, Inc	5,433
1,990		First Financial Bancorp	27,641
2,288		First Financial Bankshares, Inc	66,100
188		First Financial Corp	6,926
445		First Foundation, Inc	7,271
70		First Guaranty Bancshares, Inc	856
2,293		First Hawaiian, Inc	39,531
5,859		First Horizon National Corp	58,356
85		First Internet Bancorp	1,413
744		First Interstate Bancsystem, Inc	23,034
960		First Merchants Corp	26,467
93		First Mid-Illinois Bancshares, Inc	2,439
1,595		First Midwest Bancorp, Inc	21,293
158		First Northwest Bancorp	1,962
321		First of Long Island Corp	5,245
3,138		First Republic Bank	332,597
610		Flagstar Bancorp, Inc	17,952
358		Flushing Financial Corp	4,124
5,725		FNB Corp	42,937
1,710		FNCB Bancorp Inc	9,832
206		Franklin Financial Network, Inc	5,304
220		Franklin Financial Services Corp	5,698
247		FS Bancorp, Inc	9,527
2,673		Fulton Financial Corp	28,147
325		German American Bancorp, Inc	10,107
1,494		Glacier Bancorp, Inc	52,723
161		Great Southern Bancorp, Inc	6,498
849		Great Western Bancorp, Inc	11,682
45		Greene County Bancorp, Inc	1,003
26		Guaranty Bancshares, Inc	673
1,895		Hancock Whitney Corp	40,174
484		Hanmi Financial Corp	4,700
1,147	*	HarborOne Northeast Bancorp, Inc	9,795
317		Hawthorn Bancshares Inc	6,246
429		Heartland Financial USA, Inc	14,346
553		Heritage Commerce Corp	4,150
460		Heritage Financial Corp	9,200
1,168		Hilltop Holdings, Inc	21,550
22		Hingham Institution for Savings	3,691
89		Home Bancorp, Inc	2,381
2,960		Home Bancshares, Inc	45,525
314		HomeStreet, Inc	7,728
265		HomeTrust Bancshares, Inc	4,240

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,956		Hope Bancorp, Inc	$18,034
501		Horizon Bancorp	5,356
129	*	Howard Bancorp, Inc	1,370
18,430		Huntington Bancshares, Inc	166,515
909		IBERIABANK Corp	41,396
491		Independent Bank Corp	32,941
308		Independent Bank Corp	4,574
488		Independent Bank Group, Inc	19,774
843		International Bancshares Corp	26,993
120		Investar Holding Corp	1,740
4,402		Investors Bancorp, Inc	37,417
54,653		JPMorgan Chase & Co	5,140,661
2,079		Kearny Financial Corp	17,006
17,530		Keycorp	213,515
584		Lakeland Bancorp, Inc	6,675
525		Lakeland Financial Corp	24,460
393		Landmark Bancorp, Inc	9,711
141		LCNB Corp	2,250
147	*,e	LendingTree, Inc	42,561
85		Level One Bancorp, Inc	1,423
310		Live Oak Bancshares, Inc	4,498
341		Luther Burbank Corp	3,410
2,351		M&T Bank Corp	244,433
400		Macatawa Bank Corp	3,128
226		Mercantile Bank Corp	5,108
155		Merchants Bancorp	2,866
856		Meridian Bancorp, Inc	9,930
589	*	Meridian Corp	9,336
753		Meta Financial Group, Inc	13,682
101	*	Metropolitan Bank Holding Corp	3,240
6,281		MGIC Investment Corp	51,441
449		Middlefield Banc Corp	9,317
324		Midland States Bancorp, Inc	4,844
169		MidWestOne Financial Group, Inc	3,380
236	*	MMA Capital Holdings Inc	5,456
1,477	*	Mr Cooper Group, Inc	18,374
142		MVB Financial Corp	1,889
535		National Bank Holdings Corp	14,445
109		National Bankshares, Inc	3,117
669		NBT Bancorp, Inc	20,578
8,219		New York Community Bancorp, Inc	83,834
140	*	Nicolet Bankshares, Inc	7,672
1,146	*	NMI Holdings, Inc	18,428
115		Northeast Bank	2,018
643		Northfield Bancorp, Inc	7,407
104		Northrim BanCorp, Inc	2,615
2,189		Northwest Bancshares, Inc	22,383
64		Norwood Financial Corp	1,587
530	e	Oak Valley Bancorp	6,720
714		OceanFirst Financial Corp	12,588
596		OFG Bancorp	7,968
287		Ohio Valley Banc Corp	6,472
3,054		Old National Bancorp	42,023
432		Old Second Bancorp, Inc	3,361
809		OP Bancorp	5,582
249		Origin Bancorp, Inc	5,478
111		Orrstown Financial Services, Inc	1,637
1,405		Pacific Premier Bancorp, Inc	30,460
2,138		PacWest Bancorp	42,140
205		Park National Corp	14,428
713		Parke Bancorp, Inc	9,661
226		PCB Bancorp	2,328
290		PCSB Financial Corp	3,677
259	*	PDL Community Bancorp	2,637
259		Peapack Gladstone Financial Corp	4,851

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

100		Penns Woods Bancorp, Inc	$2,271
815		PennyMac Financial Services, Inc	34,059
365		Peoples Bancorp of North Carolina, Inc	6,450
261		Peoples Bancorp, Inc	5,554
101		Peoples Financial Services Corp	3,857
7,639		People’s United Financial, Inc	88,383
194		People’s Utah Bancorp	4,359
1,330		Pinnacle Financial Partners, Inc	55,847
7,686		PNC Financial Services Group, Inc	808,644
1,634		Popular, Inc	60,736
188		Preferred Bank	8,056
175		Premier Financial Bancorp, Inc	2,243
586		Premier Financial Corp	10,355
1,690		Prosperity Bancshares, Inc	100,352
741		Provident Bancorp Inc	5,824
1,634		Provident Financial Services, Inc	23,611
609		Prudential Bancorp, Inc	7,332
190		QCR Holdings, Inc	5,924
3,586		Radian Group, Inc	55,619
104		RBB Bancorp	1,420
17,794		Regions Financial Corp	197,869
102		Reliant Bancorp Inc	1,662
670		Renasant Corp	16,683
146		Republic Bancorp, Inc (Class A)	4,776
750	*	Republic First Bancorp, Inc	1,830
369		Riverview Bancorp, Inc	2,085
540		S&T Bancorp, Inc	12,663
495		Sandy Spring Bancorp, Inc	12,266
151		SB One Bancorp	2,975
617	*	Seacoast Banking Corp of Florida	12,587
290	*	Select Bancorp, Inc	2,361
726		ServisFirst Bancshares, Inc	25,962
185		Shore Bancshares, Inc	2,052
192		Sierra Bancorp	3,625
980		Signature Bank	104,782
678	*	Silvergate Capital Corp	9,492
1,396		Simmons First National Corp (Class A)	23,886
116		SmartFinancial, Inc	1,877
1,389		South State Corp	66,200
101	*	Southern First Bancshares, Inc	2,799
86		Southern Missouri Bancorp, Inc	2,090
169		Southern National Bancorp of Virginia, Inc	1,638
432		Southside Bancshares, Inc	11,975
154	*	Spirit of Texas Bancshares, Inc	1,896
3,716		Sterling Bancorp	43,552
259		Sterling Bancorp, Inc	927
339		Stock Yards Bancorp, Inc	13,628
164		Summit Financial Group, Inc	2,703
955	*	SVB Financial Group	205,831
2,625		Synovus Financial Corp	53,891
2,958		TCF Financial Corp	87,024
150		Territorial Bancorp, Inc	3,568
932	*	Texas Capital Bancshares, Inc	28,771
1,347		TFS Financial Corp	19,276
714	*	The Bancorp, Inc	6,997
100		Timberland Bancorp, Inc	1,821
229		Tompkins Financial Corp	14,832
996		Towne Bank	18,765
618		Trico Bancshares	18,818
343	*	Tristate Capital Holdings, Inc	5,389
599	*	Triumph Bancorp, Inc	14,538
24,428		Truist Financial Corp	917,271
1,387		Trustco Bank Corp NY	8,780
1,035		Trustmark Corp	25,378
685		UMB Financial Corp	35,312

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,528		Umpqua Holdings Corp	$37,538
1,802		United Bankshares, Inc	49,843
1,078		United Community Banks, Inc	21,689
113		United Security Bancshares	756
119		Unity Bancorp, Inc	1,702
364		Univest Financial Corp	5,875
24,589		US Bancorp	905,367
7,103		Valley National Bancorp	55,545
1,054		Veritex Holdings, Inc	18,656
543		Walker & Dunlop, Inc	27,590
1,396		Washington Federal, Inc	37,469
232		Washington Trust Bancorp, Inc	7,598
384		Waterstone Financial, Inc	5,695
1,651		Webster Financial Corp	47,235
67,776		Wells Fargo & Co	1,735,066
875		WesBanco, Inc	17,771
239		West Bancorporation, Inc	4,180
533		Westamerica Bancorporation	30,605
1,643		Western Alliance Bancorp	62,220
413		Western New England Bancorp, Inc	2,391
886		Wintrust Financial Corp	38,647
827		WSFS Financial Corp	23,735
3,111		Zions Bancorporation	105,774

		TOTAL BANKS	22,108,942

CAPITAL GOODS - 5.8%
10,146		3M Co	1,582,675
2,472		A.O. Smith Corp	116,481
724		Aaon, Inc	39,306
511		AAR Corp	10,562
685		Acuity Brands, Inc	65,582
823		Advanced Drainage Systems, Inc	40,656
2,826	*	Aecom Technology Corp	106,201
522	*	Aegion Corp	8,284
1,354	*	Aerojet Rocketdyne Holdings, Inc	53,673
407	*	Aerovironment, Inc	32,409
1,119		AGCO Corp	62,060
1,858		Air Lease Corp	54,421
148		Alamo Group, Inc	15,191
620		Albany International Corp (Class A)	36,400
1,625		Allegion plc	166,108
91		Allied Motion Technologies, Inc	3,212
2,145		Allison Transmission Holdings, Inc	78,893
990		Altra Industrial Motion Corp	31,541
317	*	Ameresco, Inc	8,806
254	*	American Woodmark Corp	19,215
4,160		Ametek, Inc	371,779
438		Apogee Enterprises, Inc	10,092
567		Applied Industrial Technologies, Inc	35,375
909		Arcosa, Inc	38,360
244		Argan, Inc	11,561
902		Armstrong World Industries, Inc	70,320
334		Astec Industries, Inc	15,468
340	*	Astronics Corp	3,590
983	*	Atkore International Group, Inc	26,885
1,101	*	Axon Enterprise, Inc	108,041
406		AZZ, Inc	13,934
782		Barnes Group, Inc	30,936
1,120	*	Beacon Roofing Supply, Inc	29,534
967	*	Bloom Energy Corp	10,521
87	*	Blue Bird Corp	1,304
1,549	*	BMC Stock Holdings, Inc	38,942
9,635		Boeing Co	1,766,096
2,096	*	Builders FirstSource, Inc	43,387
1,753		BWX Technologies, Inc	99,290

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

351		Caesarstone Sdot-Yam Ltd	$4,159
250	*	CAI International, Inc	4,165
994		Carlisle Cos, Inc	118,952
15,728		Carrier Global Corp	349,476
9,770		Caterpillar, Inc	1,235,905
624	*	Chart Industries, Inc	30,258
259	*	CIRCOR International, Inc	6,599
1,647	*	Colfax Corp	45,951
262		Columbus McKinnon Corp	8,764
575		Comfort Systems USA, Inc	23,431
2,558	*	Concrete Pumping Holdings Inc	8,902
320	*	Construction Partners Inc	5,683
347	*	Cornerstone Building Brands, Inc	2,103
901		Crane Co	53,573
225		CSW Industrials, Inc	15,550
633		Cubic Corp	30,403
2,665		Cummins, Inc	461,738
801		Curtiss-Wright Corp	71,513
5,094		Deere & Co	800,522
2,390		Donaldson Co, Inc	111,183
347		Douglas Dynamics, Inc	12,187
2,649		Dover Corp	255,787
160	*	Ducommun, Inc	5,579
240	*	DXP Enterprises, Inc	4,778
486	*	Dycom Industries, Inc	19,873
80		Eastern Co	1,430
7,246		Eaton Corp	633,880
916		EMCOR Group, Inc	60,584
10,778		Emerson Electric Co	668,559
318		Encore Wire Corp	15,525
568	*	Energy Recovery, Inc	4,314
917		Enerpac Tool Group Corp	16,139
681		EnerSys	43,843
330		EnPro Industries, Inc	16,266
502		ESCO Technologies, Inc	42,434
56	*	EVI Industries, Inc	1,216
1,481	*	Evoqua Water Technologies Corp	27,547
10,323		Fastenal Co	442,237
1,130		Federal Signal Corp	33,595
2,325		Flowserve Corp	66,309
2,709		Fluor Corp	32,725
5,394		Fortive Corp	364,958
2,359		Fortune Brands Home & Security, Inc	150,811
199	*	Foundation Building Materials, Inc	3,106
719		Franklin Electric Co, Inc	37,762
3,705	*	FuelCell Energy, Inc	8,373
730	*	Gates Industrial Corp plc	7,504
608		GATX Corp	37,076
103	*	Gencor Industries, Inc	1,302
1,125	*	Generac Holdings, Inc	137,171
4,582		General Dynamics Corp	684,826
156,890		General Electric Co	1,071,559
230	*	General Finance Corp	1,543
567	*	Gibraltar Industries, Inc	27,222
829	*	GMS, Inc	20,385
271		Gorman-Rupp Co	8,423
3,008		Graco, Inc	144,354
1,413		GrafTech International Ltd	11,276
128		Graham Corp	1,631
696		Granite Construction, Inc	13,321
890	*	Great Lakes Dredge & Dock Corp	8,241
720		Greenbrier Cos, Inc	16,380
448		Griffon Corp	8,297
627		H&E Equipment Services, Inc	11,587
1,393	*	Harsco Corp	18,819

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,020	*	HD Supply Holdings, Inc	$104,643
760		HEICO Corp	75,734
1,362		HEICO Corp (Class A)	110,649
672		Helios Technologies, Inc	25,032
380	*	Herc Holdings, Inc	11,677
1,608		Hexcel Corp	72,714
1,600		Hillenbrand, Inc	43,312
12,676		Honeywell International, Inc	1,832,823
7,052		Howmet Aerospace, Inc	111,774
1,006		Hubbell, Inc	126,112
726		Huntington Ingalls	126,680
96		Hurco Cos, Inc	2,685
158		Hyster-Yale Materials Handling, Inc	6,108
1,385		IDEX Corp	218,885
137	*	IES Holdings, Inc	3,174
5,695		Illinois Tool Works, Inc	995,771
6,120	*	Ingersoll Rand, Inc	172,094
289		Insteel Industries, Inc	5,511
1,602		ITT, Inc	94,102
2,295		Jacobs Engineering Group, Inc	194,616
1,178	*	JELD-WEN Holding, Inc	18,978
486		John Bean Technologies Corp	41,806
13,545		Johnson Controls International plc	462,426
166		Kadant, Inc	16,544
670		Kaman Corp	27,872
1,244		Kennametal, Inc	35,715
1,807	*	Kratos Defense & Security Solutions, Inc	28,243
3,891		L3Harris Technologies, Inc	660,186
87	*	Lawson Products, Inc	2,807
122	*	LB Foster Co (Class A)	1,558
606		Lennox International, Inc	141,192
1,115		Lincoln Electric Holdings, Inc	93,928
165		Lindsay Corp	15,215
4,478		Lockheed Martin Corp	1,634,112
478		Luxfer Holdings plc	6,764
258	*	Lydall, Inc	3,499
539	*	Manitowoc Co, Inc	5,864
4,795		Masco Corp	240,757
503	*	Masonite International Corp	39,123
1,083	*	Mastec, Inc	48,594
906	e	Maxar Technologies, Inc	16,272
952	*	Mercury Systems, Inc	74,884
1,303	*	Meritor, Inc	25,799
1,001	*	Middleby Corp	79,019
168		Miller Industries, Inc	5,001
661		Moog, Inc (Class A)	35,020
1,441	*	MRC Global, Inc	8,516
884		MSC Industrial Direct Co (Class A)	64,364
883		Mueller Industries, Inc	23,470
2,381		Mueller Water Products, Inc (Class A)	22,453
301	*	MYR Group, Inc	9,605
76		National Presto Industries, Inc	6,642
783	*	Navistar International Corp	22,081
1,965		NN, Inc	9,314
1,070		Nordson Corp	202,990
2,820		Northrop Grumman Corp	866,981
149	*	Northwest Pipe Co	3,735
1,637	*	NOW, Inc	14,127
224	*	NV5 Global Inc	11,386
2,708		nVent Electric plc	50,721
44		Omega Flex, Inc	4,655
1,266		Oshkosh Corp	90,671
7,416		Otis Worldwide Corp	421,674
2,030		Owens Corning, Inc	113,193
6,174		PACCAR, Inc	462,124

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

291		Park Aerospace Corp	$3,242
2,304		Parker-Hannifin Corp	422,254
328	*	Parsons Corp	11,887
381		Patrick Industries, Inc	23,336
3,071		Pentair plc	116,667
763	*	PGT, Inc	11,964
5,705	*,e	Plug Power, Inc	46,838
125		Powell Industries, Inc	3,424
51		Preformed Line Products Co	2,551
613		Primoris Services Corp	10,887
509	*	Proto Labs, Inc	57,247
492		Quanex Building Products Corp	6,829
2,579		Quanta Services, Inc	101,174
551		Raven Industries, Inc	11,852
25,735	*	Raytheon Technologies Corp	1,585,791
477	*	RBC Bearings, Inc	63,937
790		Regal-Beloit Corp	68,983
2,049	*	Resideo Technologies, Inc	24,014
562		REV Group, Inc	3,428
2,011		Rexnord Corp	58,621
2,103		Rockwell Automation, Inc	447,939
1,893		Roper Technologies Inc	734,976
461		Rush Enterprises, Inc (Class A)	19,113
96		Rush Enterprises, Inc (Class B)	3,423
2,806	*	Sensata Technologies Holding plc	104,467
514		Shyft Group, Inc	8,656
842		Simpson Manufacturing Co, Inc	71,031
727	*	SiteOne Landscape Supply, Inc	82,856
1,023		Snap-On, Inc	141,696
1,891		Spirit Aerosystems Holdings, Inc (Class A)	45,271
647	*	SPX Corp	26,624
646	*	SPX FLOW, Inc	24,186
195		Standex International Corp	11,222
2,683		Stanley Black & Decker, Inc	373,957
394	*	Sterling Construction Co, Inc	4,125
2,418	*	Sunrun, Inc	47,683
187		Systemax, Inc	3,841
642	*	Teledyne Technologies, Inc	199,630
268		Tennant Co	17,423
1,185		Terex Corp	22,242
427	*	Textainer Group Holdings Ltd	3,493
4,224		Textron, Inc	139,012
509	*	Thermon Group Holdings	7,416
1,188		Timken Co	54,042
282	*	Titan Machinery, Inc	3,063
1,953		Toro Co	129,562
776	*	TPI Composites, Inc	18,135
4,338		Trane Technologies plc	385,995
930		TransDigm Group, Inc	411,107
1,061	*	Trex Co, Inc	138,004
716	*	Trimas Corp	17,148
1,884	e	Trinity Industries, Inc	40,110
1,005		Triton International Ltd	30,391
753		Triumph Group, Inc	6,785
585	*	Tutor Perini Corp	7,125
1,316	*	United Rentals, Inc	196,137
2,797	*	Univar Solutions Inc	47,157
345		Valmont Industries, Inc	39,199
156	*	Vectrus, Inc	7,664
155	*	Veritiv Corp	2,629
3,438	*	Vertiv Holdings Co	46,619
253	*	Vicor Corp	18,203
1,053	*	Virgin Galactic Holdings, Inc	17,206
557	*,e	Vivint Solar, Inc	5,514
795		W.W. Grainger, Inc	249,757

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

918		Wabash National Corp	$9,749
3,206		Wabtec Corp	184,569
609		Watsco, Inc	108,219
522		Watts Water Technologies, Inc (Class A)	42,282
2,009	*	Welbilt, Inc	12,235
971	*	WESCO International, Inc	34,092
71	*	Willis Lease Finance Corp	1,724
876	*	Willscot Corp	10,766
1,032		Woodward Inc	80,032
3,335		Xylem, Inc	216,642

		TOTAL CAPITAL GOODS	32,097,701

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
1,317		ABM Industries, Inc	47,807
731	*	Acacia Research (Acacia Technologies)	2,990
1,696		ACCO Brands Corp	12,042
1,679	e	ADT, Inc	13,398
1,378	*	Advanced Disposal Services, Inc	41,574
2,415	*,g	API Group Corp	29,342
962	*	ASGN Inc	64,146
110		Barrett Business Services, Inc	5,844
109		BG Staffing, Inc	1,234
1,020		Brady Corp (Class A)	47,756
329	*	BrightView Holdings, Inc	3,685
1,022		Brink’s Co	46,511
801	*	Casella Waste Systems, Inc (Class A)	41,748
778	*	CBIZ, Inc	18,649
433	*	Ceco Environmental Corp	2,853
390	*	Cimpress plc	29,773
1,560		Cintas Corp	415,522
819	*	Clean Harbors, Inc	49,124
3,641	*	Copart, Inc	303,186
701	*	CoStar Group, Inc	498,180
1,794		Covanta Holding Corp	17,204
128		CRA International, Inc	5,056
754		Deluxe Corp	17,749
235	*	Emerald Holding, Inc	724
394		Ennis, Inc	7,147
2,227		Equifax, Inc	382,777
944		Exponent, Inc	76,398
178	*	Forrester Research, Inc	5,703
148	*	Franklin Covey Co	3,167
640	*	FTI Consulting, Inc	73,312
191	*	GP Strategies Corp	1,639
1,153		Healthcare Services Group	28,202
286		Heidrick & Struggles International, Inc	6,183
247	*	Heritage-Crystal Clean, Inc	4,313
928		Herman Miller, Inc	21,910
682		HNI Corp	20,849
334	*	Huron Consulting Group, Inc	14,780
2,455	*	IAA, Inc	94,689
282		ICF International, Inc	18,282
7,257		IHS Markit Ltd	547,903
734		Insperity, Inc	47,512
961		Interface, Inc	7,823
2,455		KAR Auction Services, Inc	33,781
481		Kelly Services, Inc (Class A)	7,607
366		Kforce, Inc	10,706
577		Kimball International, Inc (Class B)	6,670
752		Knoll, Inc	9,167
1,048		Korn/Ferry International	32,205
1,129		Manpower, Inc	77,619
491		Matthews International Corp (Class A)	9,378
379		McGrath RentCorp	20,470
259	*	Mistras Group, Inc	1,023

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

682		Mobile Mini, Inc	$20,119
663		MSA Safety, Inc	75,874
6,597		Nielsen NV	98,031
2,896		Pitney Bowes, Inc	7,530
861	*,e	Precigen, Inc	4,296
482		Quad Graphics, Inc	1,567
3,844		Republic Services, Inc	315,400
514		Resources Connection, Inc	6,153
2,179		Robert Half International, Inc	115,117
2,670		Rollins, Inc	113,181
269	*	SP Plus Corp	5,571
1,776		Steelcase, Inc (Class A)	21,419
1,556	*	Stericycle, Inc	87,105
449	*	Team, Inc	2,501
1,049		Tetra Tech, Inc	82,997
3,332		TransUnion	290,017
778	*	TriNet Group, Inc	47,411
645	*	TrueBlue, Inc	9,849
237		Unifirst Corp	42,411
338	*	US Ecology, Inc	11,451
2,892		Verisk Analytics, Inc	492,218
440		Viad Corp	8,369
1,216	*	Vivint Smart Home, Inc	21,073
134		VSE Corp	4,206
7,649		Waste Management, Inc	810,106
116	*	Willdan Group, Inc	2,901

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	5,984,185

CONSUMER DURABLES & APPAREL - 1.3%
707		Acushnet Holdings Corp	24,597
565	*	Beazer Homes USA, Inc	5,690
1,458		Brunswick Corp	93,327
1,433		Callaway Golf Co	25,092
2,340	*	Capri Holdings Ltd	36,574
750		Carter’s, Inc	60,525
132	*	Cavco Industries, Inc	25,456
608	*	Century Communities, Inc	18,641
307		Clarus Corp	3,555
604		Columbia Sportswear Co	48,670
1,159	*	CROCS, Inc	42,674
513	*	Deckers Outdoor Corp	100,748
6,017		DR Horton, Inc	333,643
167		Escalade, Inc	2,331
327		Ethan Allen Interiors, Inc	3,868
730	*	Fossil Group, Inc	3,394
2,695		Garmin Ltd	262,762
682	*	G-III Apparel Group Ltd	9,064
1,762	*,e	GoPro, Inc	8,387
578	*	Green Brick Partners, Inc	6,849
132		Hamilton Beach Brands Holding Co	1,571
6,499		Hanesbrands, Inc	73,374
2,303		Hasbro, Inc	172,610
470	*	Helen of Troy Ltd	88,623
173		Hooker Furniture Corp	3,365
379	*	Installed Building Products, Inc	26,068
443	*,e	iRobot Corp	37,168
75		Johnson Outdoors, Inc	6,826
1,651		KB Home	50,653
811	e	Kontoor Brands, Inc	14,444
696		La-Z-Boy, Inc	18,834
2,404		Leggett & Platt, Inc	84,501
224		Lennar Corp (B Shares)	10,324
4,977		Lennar Corp (Class A)	306,683
353	*	LGI Homes, Inc	31,075
163		Lifetime Brands, Inc	1,095

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

95	*,e	Lovesac Co	$2,492
2,058	*	Lululemon Athletica, Inc	642,117
385	*	M/I Homes, Inc	13,259
287	*	Malibu Boats, Inc	14,910
156		Marine Products Corp	2,161
295	*	MasterCraft Boat Holdings, Inc	5,620
6,326	*	Mattel, Inc	61,172
1,006		MDC Holdings, Inc	35,914
640	*	Meritage Homes Corp	48,717
998	*	Mohawk Industries, Inc	101,556
227		Movado Group, Inc	2,461
66		Nacco Industries, Inc (Class A)	1,538
6,518		Newell Brands Inc	103,506
21,869		Nike, Inc (Class B)	2,144,255
58	*	NVR, Inc	189,007
276		Oxford Industries, Inc	12,147
1,748	*	Peloton Interactive, Inc	100,982
1,026		Polaris Inc	94,956
4,730		Pulte Homes, Inc	160,962
327	*	Purple Innovation, Inc	5,886
1,215		PVH Corp	58,381
885		Ralph Lauren Corp	64,180
508		Rocky Brands, Inc	10,444
2,609	*	Skechers U.S.A., Inc (Class A)	81,870
1,043	*	Skyline Champion Corp	25,387
840	*	Smith & Wesson Brands, Inc	18,077
1,224	*	Sonos, Inc	17,907
1,383		Steven Madden Ltd	34,146
272		Sturm Ruger & Co, Inc	20,672
133		Superior Uniform Group, Inc	1,782
4,883		Tapestry, Inc	64,846
2,547	*	Taylor Morrison Home Corp	49,132
893	*	Tempur Sealy International, Inc	64,251
2,197		Toll Brothers, Inc	71,600
563	*	TopBuild Corp	64,053
2,459	*	TRI Pointe Homes, Inc	36,123
917		Tupperware Brands Corp	4,356
3,682	*	Under Armour, Inc (Class A)	35,863
3,626	*	Under Armour, Inc (Class C)	32,054
226	*	Unifi, Inc	2,911
217	*	Universal Electronics, Inc	10,160
320	*	Vera Bradley, Inc	1,421
5,754		VF Corp	350,649
1,021	*	Vista Outdoor, Inc	14,753
1,133		Whirlpool Corp	146,757
1,465		Wolverine World Wide, Inc	34,882
1,310	*	YETI Holdings, Inc	55,976

		TOTAL CONSUMER DURABLES & APPAREL	7,159,312

CONSUMER SERVICES - 1.8%
700	*	Accel Entertainment, Inc	6,741
965	*	Adtalem Global Education, Inc	30,060
239	*	American Public Education, Inc	7,074
4,424		ARAMARK Holdings Corp	99,850
1,019		BBX Capital Corp	2,588
17	*	Biglari Holdings, Inc (B Shares)	1,173
356		BJ’s Restaurants, Inc	7,455
1,539		Bloomin’ Brands, Inc	16,406
141		Bluegreen Vacations Corp	764
1,270		Boyd Gaming Corp	26,543
1,085	*	Bright Horizons Family Solutions	127,162
763		Brinker International, Inc	18,312
10,452	*	Caesars Entertainment Corp	126,783
8,262	e	Carnival Corp	135,662
234		Carriage Services, Inc	4,240

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

507	*	Carrols Restaurant Group, Inc	$2,454
348	*	Century Casinos, Inc	1,444
702	e	Cheesecake Factory	16,090
2,161	*	Chegg, Inc	145,349
496	*	Chipotle Mexican Grill, Inc (Class A)	521,970
695	e	Choice Hotels International, Inc	54,835
630		Churchill Downs, Inc	83,884
247	*	Chuy’s Holdings, Inc	3,675
463		Cracker Barrel Old Country Store, Inc	51,351
2,330		Darden Restaurants, Inc	176,544
1,277	e	Dave & Buster’s Entertainment, Inc	17,022
519	*	Del Taco Restaurants, Inc	3,078
1,168	*	Denny’s Corp	11,797
266	e	Dine Brands Global Inc.	11,199
706		Domino’s Pizza, Inc	260,825
1,539		Dunkin Brands Group, Inc	100,389
302	*	El Pollo Loco Holdings, Inc	4,457
1,495	*	Eldorado Resorts, Inc	59,890
3,065		Extended Stay America, Inc	34,297
402	*	Fiesta Restaurant Group, Inc	2,565
333		Franchise Group, Inc	7,286
1,596	*	frontdoor, Inc	70,751
149	*	Golden Entertainment, Inc	1,329
73		Graham Holdings Co	25,015
902	*	Grand Canyon Education, Inc	81,658
3,572		H&R Block, Inc	51,008
1,521	*	Hilton Grand Vacations, Inc	29,735
4,955		Hilton Worldwide Holdings, Inc	363,945
6,486	*	Houghton Mifflin Harcourt Co	11,740
738		Hyatt Hotels Corp	37,114
1,684	e	International Game Technology plc	14,988
490		Jack in the Box, Inc	36,304
521	*	K12, Inc	14,192
6,007		Las Vegas Sands Corp	273,559
1,806	*	Laureate Education, Inc	17,997
322	*	Lindblad Expeditions Holdings, Inc	2,486
4,872		Marriott International, Inc (Class A)	417,676
777		Marriott Vacations Worldwide Corp	63,877
13,431		McDonald’s Corp	2,477,616
8,599		MGM Resorts International	144,463
173	*	Monarch Casino & Resort, Inc	5,896
49		Nathan’s Famous, Inc	2,756
279	*	Noodles & Co	1,688
4,556	*	Norwegian Cruise Line Holdings Ltd	74,855
1,026	e	OneSpaWorld Holdings Ltd	4,894
565		Papa John’s International, Inc	44,867
2,326	*,e	Penn National Gaming, Inc	71,036
1,137	*	Perdoceo Education Corp	18,112
1,475	*	Planet Fitness, Inc	89,341
2,642	*	PlayAGS, Inc	8,930
142		RCI Hospitality Holdings, Inc	1,968
1,056	*	Red Robin Gourmet Burgers, Inc	10,771
1,049		Red Rock Resorts, Inc	11,444
607	*	Regis Corp	4,965
3,106		Royal Caribbean Cruises Ltd	156,232
473		Ruth’s Hospitality Group Inc	3,860
843	*	Scientific Games Corp (Class A)	13,033
1,062	*	SeaWorld Entertainment, Inc	15,728
3,136		Service Corp International	121,959
2,355	*	ServiceMaster Global Holdings, Inc	84,050
596	*	Shake Shack, Inc	31,576
1,370		Six Flags Entertainment Corp	26,318
21,102		Starbucks Corp	1,552,896
403		Strategic Education, Inc	61,921
5,209	*	Target Hospitality Corp	8,803

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,286		Texas Roadhouse, Inc (Class A)	$67,605
368	e	Twin River Worldwide Holdings Inc	8,203
720		Vail Resorts, Inc	131,148
2,954		Wendy’s	64,338
513		Wingstop, Inc	71,292
881	*	WW International Inc	22,360
1,610		Wyndham Destinations, Inc	45,370
1,610		Wyndham Hotels & Resorts, Inc	68,618
1,791		Wynn Resorts Ltd	133,412
6,516		Yum China Holdings, Inc	313,224
5,468		Yum! Brands, Inc	475,224

		TOTAL CONSUMER SERVICES	10,145,360

DIVERSIFIED FINANCIALS - 3.2%
887		Affiliated Managers Group, Inc	66,135
10,367		AGNC Investment Corp	133,734
6,863		Ally Financial, Inc	136,093
11,814		American Express Co	1,124,693
2,227		Ameriprise Financial, Inc	334,139
25,755		Annaly Capital Management, Inc	168,953
1,539		Anworth Mortgage Asset Corp	2,616
2,943		Apollo Commercial Real Estate Finance, Inc	28,871
3,019		Apollo Global Management, Inc	150,708
1,747		Arbor Realty Trust, Inc	16,142
406		Ares Commercial Real Estate Corp	3,703
1,696		Ares Management Corp	67,331
359		Arlington Asset Investment Corp (Class A)	1,066
566		ARMOUR Residential REIT, Inc	5,315
870		Artisan Partners Asset Management, Inc	28,275
253	*	Assetmark Financial Holdings, Inc	6,904
86	e	Associated Capital Group, Inc	3,155
746	*	Atlanticus Holdings Corp	7,714
212		B. Riley Financial, Inc	4,613
461		Banco Latinoamericano de Exportaciones S.A. (Class E)	5,301
4,169		BGC Partners, Inc (Class A)	11,423
2,664		BlackRock, Inc	1,449,456
2,460		Blackstone Mortgage Trust, Inc	59,261
637	*	Blucora, Inc	7,275
866		Brightsphere Investment Group, Inc	10,790
2,136		Broadmark Realty Capital, Inc	20,228
267	*,†	Calamos Asset Management, Inc	0
1,450	*	Cannae Holdings, Inc	59,595
8,197		Capital One Financial Corp	513,050
1,473		Capstead Mortgage Corp	8,087
1,967		Carlyle Group, Inc	54,879
2,009		CBOE Global Markets, Inc	187,400
20,967		Charles Schwab Corp	707,427
192		Cherry Hill Mortgage Investment Corp	1,732
4,001		Chimera Investment Corp	38,450
6,413		CME Group, Inc	1,042,369
461		Cohen & Steers, Inc	31,371
1,289		Colony Credit Real Estate, Inc	9,049
387		Cowen Group, Inc	6,273
186	*,e	Credit Acceptance Corp	77,936
153		Curo Group Holdings Corp	1,250
49		Diamond Hill Investment Group, Inc	5,570
5,541		Discover Financial Services	277,549
397	*	Donnelley Financial Solutions, Inc	3,335
258		Dynex Capital, Inc	3,689
4,037		E*TRADE Financial Corp	200,760
2,009		Eaton Vance Corp	77,547
548		Ellington Financial Inc	6,455
546	*	Encore Capital Group, Inc	18,662
522	*	Enova International, Inc	7,762
638		Evercore Inc	37,591

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

796	*	Ezcorp, Inc (Class A)	$5,015
688		Factset Research Systems, Inc	225,987
1,485		Federated Investors, Inc (Class B)	35,194
737		FirstCash, Inc	49,733
730	*	Focus Financial Partners, Inc	24,126
4,985		Franklin Resources, Inc	104,535
546		Gain Capital Holdings, Inc	3,287
93		GAMCO Investors, Inc (Class A)	1,238
5,921		Goldman Sachs Group, Inc	1,170,108
662		Granite Point Mortgage Trust, Inc	4,753
259		Great Ajax Corp	2,383
905	*	Green Dot Corp	44,417
424		Greenhill & Co, Inc	4,236
344		Hamilton Lane, Inc	23,175
733		Houlihan Lokey, Inc	40,784
1,406		Interactive Brokers Group, Inc (Class A)	58,729
9,781		Intercontinental Exchange Group, Inc	895,940
6,556		Invesco Ltd	70,543
3,050		Invesco Mortgage Capital, Inc	11,407
4,274		Jefferies Financial Group, Inc	66,461
9,400		KKR & Co, Inc	290,272
168		KKR Real Estate Finance Trust, Inc	2,785
1,766		Ladder Capital Corp	14,305
1,898		Lazard Ltd (Class A)	54,340
1,557		Legg Mason, Inc	77,461
1,011	*	LendingClub Corp	4,600
1,449		LPL Financial Holdings, Inc	113,602
658		MarketAxess Holdings, Inc	329,605
144		Marlin Business Services Corp	1,218
9,365		MFA Financial Inc	23,319
877		Moelis & Co	27,327
2,929		Moody’s Corp	804,684
19,917		Morgan Stanley	961,991
423		Morningstar, Inc	59,630
1,489		MSCI, Inc (Class A)	497,058
2,010		Nasdaq Inc	240,135
3,674		Navient Corp	25,828
312		Nelnet, Inc (Class A)	14,895
7,422		New Residential Investment Corp	55,145
6,454		New York Mortgage Trust, Inc	16,845
483	*,†	NewStar Financial, Inc	117
3,538		Northern Trust Corp	280,705
1,264		OneMain Holdings, Inc	31,019
697	*	Oportun Financial Corp	9,368
147		Oppenheimer Holdings, Inc	3,203
511		Orchid Island Capital, Inc	2,407
1,723		PennyMac Mortgage Investment Trust	30,204
324	*	Pico Holdings, Inc	2,731
229		Piper Jaffray Cos	13,548
397		PJT Partners, Inc	20,382
719	*	PRA Group, Inc	27,797
257		Pzena Investment Management, Inc (Class A)	1,398
2,261		Raymond James Financial, Inc	155,625
271		Ready Capital Corp	2,355
1,174		Redwood Trust, Inc	8,218
143	*	Regional Management Corp	2,533
4,360		S&P Global, Inc	1,436,533
296		Safeguard Scientifics, Inc	2,072
1,493		Santander Consumer USA Holdings, Inc	27,486
375		Sculptor Capital Management, Inc	4,849
2,234		SEI Investments Co	122,825
111		Silvercrest Asset Management Group, Inc	1,411
6,969		SLM Corp	48,992
5,018		Starwood Property Trust, Inc	75,069
6,367		State Street Corp	404,623

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,286		Stifel Financial Corp	$60,995
241	*	StoneX Group, Inc	13,255
10,548		Synchrony Financial	233,744
4,095		T Rowe Price Group, Inc	505,733
4,825		TD Ameritrade Holding Corp	175,534
867		TPG RE Finance Trust, Inc	7,456
1,436		Tradeweb Markets, Inc	83,489
4,626		Two Harbors Investment Corp	23,315
1,248		Virtu Financial, Inc	29,453
103		Virtus Investment Partners, Inc	11,978
2,393		Voya Financial, Inc	111,633
1,255		Waddell & Reed Financial, Inc (Class A)	19,465
614		Western Asset Mortgage Capital Corp	1,682
125		Westwood Holdings Group, Inc	1,969
1,867		WisdomTree Investments, Inc	6,478
90	*	World Acceptance Corp	5,897

		TOTAL DIVERSIFIED FINANCIALS	17,696,324

ENERGY - 2.6%
5,078		Antero Midstream Corp	25,898
4,322	*	Antero Resources Corp	10,978
6,619		Apache Corp	89,356
338	*	Arch Resources, Inc	9,603
2,039		Archrock, Inc	13,233
454		Ardmore Shipping Corp	1,970
11,798		Baker Hughes Co	181,571
2,302		Berry Petroleum Co LLC	11,119
314	*	Bonanza Creek Energy, Inc	4,653
289		Brigham Minerals, Inc	3,569
90	*	Bristow Group, Inc	1,254
7,113		Cabot Oil & Gas Corp	122,201
845		Cactus, Inc	17,432
3,257	*	ChampionX Corp	31,788
4,052	*	Cheniere Energy, Inc	195,793
33,740		Chevron Corp	3,010,620
1,704		Cimarex Energy Co	46,843
1,943	*	Clean Energy Fuels Corp	4,313
3,564	*	CNX Resources Corp	30,829
3,544		Concho Resources, Inc	182,516
19,393		ConocoPhillips	814,894
2,222	*	CONSOL Energy, Inc	11,266
1,567	*	Contango Oil & Gas Co	3,588
1,365	e	Continental Resources, Inc	23,928
583		CVR Energy, Inc	11,724
1,312		Delek US Holdings, Inc	22,842
7,329	*	Devon Energy Corp	83,111
2,136		DHT Holdings, Inc	10,958
406	*	Diamond S Shipping Inc	3,244
2,909		Diamondback Energy, Inc	121,654
333		DMC Global, Inc	9,191
424	*	Dorian LPG Ltd	3,282
582	*	Dril-Quip, Inc	17,338
153	*,e	Earthstone Energy, Inc	435
4,596		EnCana Corp	43,892
1,385	*,e	Energy Fuels, Inc	2,091
10,604		EOG Resources, Inc	537,199
4,284		EQT Corp	50,980
7,406		Equitrans Midstream Corp	61,544
468		Evolution Petroleum Corp	1,310
499	*	Exterran Corp	2,690
76,363	d	Exxon Mobil Corp	3,414,953
790	*	Frank’s International NV	1,762
2,068		Frontline Ltd	14,435
1,502	*	Golar LNG Ltd	10,874
308	*	Goodrich Petroleum Corp	2,218

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

569	*	Green Plains Inc	$5,812
11,706	*	Gulfport Energy Corp	12,760
15,738		Halliburton Co	204,279
2,257	*	Helix Energy Solutions Group, Inc	7,832
2,085		Helmerich & Payne, Inc	40,678
4,862		Hess Corp	251,900
2,656		HollyFrontier Corp	77,555
461		International Seaways, Inc	7,533
35,318		Kinder Morgan, Inc	535,774
6,823		Kosmos Energy Ltd	11,326
1,013	e	Liberty Oilfield Services, Inc	5,551
1,787	*	Magnolia Oil & Gas Corp	10,829
14,625		Marathon Oil Corp	89,505
11,742		Marathon Petroleum Corp	438,916
1,952	*	Matador Resources Co	16,592
383	*	Matrix Service Co	3,723
672	*	Montage Resources Corp	2,654
2,772		Murphy Oil Corp	38,254
89	*,e	Nabors Industries Ltd	3,295
918	*,e	National Energy Services Reunited Corp	6,316
6,945		National Oilwell Varco, Inc	85,076
6,210	*	Newpark Resources, Inc	13,848
2,138	*	NexTier Oilfield Solutions, Inc	5,238
8,473		Noble Energy, Inc	75,918
2,408		Nordic American Tankers Ltd	9,776
14,687		Occidental Petroleum Corp	268,772
1,532	*	Oceaneering International, Inc	9,789
784	*	Oil States International, Inc	3,724
7,835		ONEOK, Inc	260,279
546	*	Overseas Shipholding Group, Inc	1,016
482	*	Par Pacific Holdings, Inc	4,333
4,736		Parsley Energy, Inc	50,580
3,250		Patterson-UTI Energy, Inc	11,277
2,058		PBF Energy, Inc	21,074
1,666	*	PDC Energy, Inc	20,725
1,293		Peabody Energy Corp	3,724
217	*	Penn Virginia Corp	2,068
7,911		Phillips 66	568,801
2,980		Pioneer Natural Resources Co	291,146
1,178	*	ProPetro Holding Corp	6,055
3,580		Range Resources Corp	20,155
641	*,e	Renewable Energy Group, Inc	15,884
92	*	Rex American Resources Corp	6,382
901	*,e	RPC, Inc	2,775
25,323		Schlumberger Ltd	465,690
688		Scorpio Tankers, Inc	8,813
308	*	SEACOR Holdings, Inc	8,723
988	*	Select Energy Services, Inc	4,841
946		SFL Corp Ltd	8,788
1,739		SM Energy Co	6,521
678		Solaris Oilfield Infrastructure, Inc	5,031
10,291	*	Southwestern Energy Co	26,345
300	*	Talos Energy, Inc	2,760
4,054		Targa Resources Investments, Inc	81,364
2,673	*,e	Tellurian, Inc	3,074
384	*	Tidewater, Inc	2,147
9,049	*,e	Transocean Ltd	16,560
2,051	*,e	Uranium Energy Corp	1,800
3,880	e	US Silica Holdings, Inc	14,007
7,396		Valero Energy Corp	435,033
1,529	*,e	W&T Offshore, Inc	3,486
21,790		Williams Cos, Inc	414,446
1,068		World Fuel Services Corp	27,512
7,431	*	WPX Energy, Inc	47,410

		TOTAL ENERGY	14,390,792

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.3%
418		Andersons, Inc	$5,752
618		Casey’s General Stores, Inc	92,403
300	*	Chefs’ Warehouse Holdings, Inc	4,074
7,973		Costco Wholesale Corp	2,417,493
1,225	*	Grocery Outlet Holding Corp	49,980
626	*	HF Foods Group Inc	5,665
213		Ingles Markets, Inc (Class A)	9,174
14,043		Kroger Co	475,355
286		Natural Grocers by Vitamin C	4,256
2,310	*	Performance Food Group Co	67,313
385		Pricesmart, Inc	23,227
862	*,e	Rite Aid Corp	14,706
584		SpartanNash Co	12,410
2,100	*	Sprouts Farmers Market, Inc	53,739
8,648		SYSCO Corp	472,700
784	*	United Natural Foods, Inc	14,277
3,868	*	US Foods Holding Corp	76,277
127		Village Super Market (Class A)	3,520
13,248		Walgreens Boots Alliance, Inc	561,583
25,170		Walmart, Inc	3,014,863
148		Weis Markets, Inc	7,418

		TOTAL FOOD & STAPLES RETAILING	7,386,185

FOOD, BEVERAGE & TOBACCO - 3.2%
99		Alico, Inc	3,085
33,541		Altria Group, Inc	1,316,484
10,119		Archer-Daniels-Midland Co	403,748
1,190	e	B&G Foods, Inc (Class A)	29,012
924	*	Beyond Meat, Inc	123,798
152	*	Boston Beer Co, Inc (Class A)	81,571
896		Brown-Forman Corp (Class A)	51,583
3,249		Brown-Forman Corp (Class B)	206,831
2,572		Bunge Ltd	105,786
345		Calavo Growers, Inc	21,704
486	*	Cal-Maine Foods, Inc	21,617
3,182		Campbell Soup Co	157,923
615	*	Celsius Holdings, Inc	7,239
69,821		Coca-Cola Co	3,119,602
72		Coca-Cola Consolidated Inc	16,502
8,960		ConAgra Brands, Inc	315,123
2,884		Constellation Brands, Inc (Class A)	504,556
190	*	Craft Brewers Alliance, Inc	2,924
2,988	*	Darling International, Inc	73,565
200	*	Farmer Bros Co	1,468
3,751		Flowers Foods, Inc	83,872
499		Fresh Del Monte Produce, Inc	12,285
696	*	Freshpet, Inc	58,227
10,995		General Mills, Inc	677,842
1,593	*	Hain Celestial Group, Inc	50,195
2,590		Hershey Co	335,716
4,973		Hormel Foods Corp	240,047
2,702	*	Hostess Brands, Inc	33,018
1,227		Ingredion, Inc	101,841
277		J&J Snack Foods Corp	35,215
2,019		J.M. Smucker Co	213,630
199		John B. Sanfilippo & Son, Inc	16,981
4,500		Kellogg Co	297,270
5,948		Keurig Dr Pepper, Inc	168,923
11,401		Kraft Heinz Co	363,578
2,706		Lamb Weston Holdings, Inc	172,995
364		Lancaster Colony Corp	56,416
422	*	Landec Corp	3,359
187		Limoneira Co	2,710

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,188		McCormick & Co, Inc	$392,549
203		MGP Ingredients, Inc	7,451
3,002		Molson Coors Brewing Co (Class B)	103,149
25,482		Mondelez International, Inc	1,302,895
6,686	*	Monster Beverage Corp	463,474
183	*,e	National Beverage Corp	11,167
1,827	*,e	New Age Beverages Corp	2,795
25,039		PepsiCo, Inc	3,311,658
28,299		Philip Morris International, Inc	1,982,628
908	*	Pilgrim’s Pride Corp	15,336
1,211	*	Post Holdings, Inc	106,108
2,638		Primo Water Corp	36,272
317		Sanderson Farms, Inc	36,737
4		Seaboard Corp	11,735
134	*	Seneca Foods Corp	4,531
1,484	*	Simply Good Foods Co	27,573
401	e	Tootsie Roll Industries, Inc	13,742
1,099	*	TreeHouse Foods, Inc	48,136
78		Turning Point Brands, Inc	1,943
5,131		Tyson Foods, Inc (Class A)	306,372
619		Universal Corp	26,314
2,682		Vector Group Ltd	26,981

		TOTAL FOOD, BEVERAGE & TOBACCO	17,727,787

HEALTH CARE EQUIPMENT & SERVICES - 6.5%
357	*	1Life Healthcare, Inc	12,966
31,216		Abbott Laboratories	2,854,079
785	*	Abiomed, Inc	189,625
1,640	*	Acadia Healthcare Co, Inc	41,197
1,245	*	Accuray, Inc	2,527
230	*	Addus HomeCare Corp	21,289
1,412	*	Align Technology, Inc	387,509
2,817	*	Allscripts Healthcare Solutions, Inc	19,071
996	*	Alphatec Holdings Inc	4,681
577	*	Amedisys, Inc	114,558
137	*	American Renal Associates Holdings, Inc	893
2,641		AmerisourceBergen Corp	266,134
862	*	AMN Healthcare Services, Inc	38,997
563	*	Angiodynamics, Inc	5,726
2,249	*	Antares Pharma, Inc	6,185
4,554		Anthem, Inc	1,197,611
398	*,e	Apollo Medical Holdings, Inc	6,567
1,361	*	Apyx Medical Corp	7,554
673	*	AtriCure, Inc	30,251
27		Atrion Corp	17,199
725	*	Avanos Medical, Inc	21,308
560	*,e	AxoGen, Inc	5,174
439	*	Axonics Modulation Technologies, Inc	15,413
9,188		Baxter International, Inc	791,087
4,875		Becton Dickinson & Co	1,166,441
679	*	BioTelemetry, Inc	30,684
25,296	*	Boston Scientific Corp	888,143
2,873	*	Brookdale Senior Living, Inc	8,475
785		Cantel Medical Corp	34,721
5,299		Cardinal Health, Inc	276,555
501	*	Cardiovascular Systems, Inc	15,807
10,369	*	Centene Corp	658,950
5,531		Cerner Corp	379,150
2,819	*	Cerus Corp	18,605
3,853	*	Change Healthcare, Inc	43,154
2,933	*	Chembio Diagnostics, Inc	9,532
292		Chemed Corp	131,712
6,536		Cigna Corp	1,226,480
457	*	Co-Diagnostics, Inc	8,843
168		Computer Programs & Systems, Inc	3,829

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

422		Conmed Corp	$30,380
861		Cooper Cos, Inc	244,214
163	*	Corvel Corp	11,555
1,718	*	Covetrus, Inc	30,735
544	*	Cross Country Healthcare, Inc	3,351
480	*	CryoLife, Inc	9,202
595	*,e	CryoPort, Inc	17,999
202	*	Cutera, Inc	2,458
23,592		CVS Health Corp	1,532,772
466	*,e	CytoSorbents Corp	4,613
11,312		Danaher Corp	2,000,301
1,515	*	DaVita, Inc	119,897
3,982		Dentsply Sirona, Inc	175,447
1,662	*	DexCom, Inc	673,775
11,162	*	Edwards Lifesciences Corp	771,406
1,608		Encompass Health Corp	99,583
1,049		Ensign Group, Inc	43,901
2,830	*	Envista Holdings Corp	59,685
623	*	Enzo Biochem, Inc	1,395
1,209	*	Evolent Health, Inc	8,608
572	*	Fulgent Genetics, Inc	9,152
1,004	*	GenMark Diagnostics, Inc	14,769
627	*	Glaukos Corp	24,089
1,419	*	Globus Medical, Inc	67,700
1,327	*	Guardant Health, Inc	107,659
886	*	Haemonetics Corp	79,350
636	*	Hanger Inc	10,532
4,822		HCA Healthcare, Inc	468,023
562	*,e	Health Catalyst, Inc	16,394
1,277	*	HealthEquity, Inc	74,922
399	*	HealthStream, Inc	8,830
2,677	*	Henry Schein, Inc	156,310
99	*	Heska Corp	9,224
1,196		Hill-Rom Holdings, Inc	131,297
1,770	*	HMS Holdings Corp	57,330
4,675	*	Hologic, Inc	266,475
2,388		Humana, Inc	925,947
362	*	ICU Medical, Inc	66,720
1,514	*	IDEXX Laboratories, Inc	499,862
812	*	InfuSystem Holdings, Inc	9,370
263	*	Inogen, Inc	9,342
1,431	*	Inovalon Holdings, Inc	27,561
423	*	Inspire Medical Systems, Inc	36,809
1,123	*	Insulet Corp	218,154
572	*	Integer Holding Corp	41,785
1,378	*	Integra LifeSciences Holdings Corp	64,752
100	*	IntriCon Corp	1,352
2,092	*	Intuitive Surgical, Inc	1,192,084
733		Invacare Corp	4,669
477	*	iRhythm Technologies, Inc	55,280
1,743	*	Laboratory Corp of America Holdings	289,530
1,098	*	Lantheus Holdings, Inc	15,703
236		LeMaitre Vascular, Inc	6,230
528	*	LHC Group, Inc	92,041
970	*	LivaNova plc	46,686
936	*	Livongo Health, Inc	70,378
426	*	Magellan Health Services, Inc	31,089
849	*	Masimo Corp	193,563
2,921		McKesson Corp	448,140
1,627	*	MEDNAX, Inc	27,822
24,220		Medtronic plc	2,220,974
646	*	Meridian Bioscience, Inc	15,045
985	*	Merit Medical Systems, Inc	44,965
49		Mesa Laboratories, Inc	10,623
1,068	*	Molina Healthcare, Inc	190,083

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

173		National Healthcare Corp	$10,975
208		National Research Corp	12,108
500	*	Natus Medical, Inc	10,910
1,021	*	Neogen Corp	79,230
613	*	Nevro Corp	73,235
818	*	NextGen Healthcare, Inc	8,982
1,767	*	Novocure Ltd	104,783
959	*	NuVasive, Inc	53,378
758	*	Omnicell, Inc	53,530
545	*,e	OptimizeRx Corp	7,101
469	*	Option Care Health, Inc	6,510
873	*	OraSure Technologies, Inc	10,153
267	*	Orthofix Medical Inc	8,544
333	*	OrthoPediatrics Corp	14,572
1,103		Owens & Minor, Inc	8,405
1,530		Patterson Cos, Inc	33,660
524	*	Pennant Group, Inc	11,842
597	*	Penumbra, Inc	106,756
419	*,e	PetIQ, Inc	14,598
495	*	Phreesia, Inc	13,999
1,247	*	PPD, Inc	33,420
1,204	*	Premier, Inc	41,273
441	*	Progyny, Inc	11,382
335	*	Protara Therapeutics, Inc	9,822
199	*	Providence Service Corp	15,703
240	*,e	Pulse Biosciences, Inc	2,510
2,406		Quest Diagnostics, Inc	274,188
665	*	Quidel Corp	148,787
1,080	*	Quotient Ltd	7,992
1,555	*	R1 RCM, Inc	17,338
576	*	RadNet, Inc	9,141
1,114	*	Repro-Med Systems, Inc	10,004
2,601		Resmed, Inc	499,392
1,575	*	Retractable Technologies, Inc	11,056
1,842	*,e	Rockwell Medical, Inc	3,592
837	*	RTI Surgical Holdings Inc	2,662
250	*	SeaSpine Holdings Corp	2,617
1,678	*	Select Medical Holdings Corp	24,717
594	*	Shockwave Medical Inc	28,138
442	*	SI-BONE, Inc	7,045
1,519	*	Sientra, Inc	5,879
548	*	Silk Road Medical Inc	22,956
166		Simulations Plus, Inc	9,930
793	*	Staar Surgical Co	48,801
1,527		STERIS plc	234,303
6,282		Stryker Corp	1,131,954
328	*	Surgery Partners, Inc	3,795
300	*	SurModics, Inc	12,972
280	*,e	Tabula Rasa HealthCare, Inc	15,324
280	*,e	Tactile Systems Technology, Inc	11,600
1,069	*	Tandem Diabetes Care, Inc	105,745
1,340	*	Teladoc, Inc	255,726
818		Teleflex, Inc	297,736
2,181	*	Tenet Healthcare Corp	39,498
668	*	Tivity Health, Inc	7,568
347	*	Transmedics Group, Inc	6,218
378	*	Triple-S Management Corp (Class B)	7,190
17,024		UnitedHealth Group, Inc	5,021,229
1,348		Universal Health Services, Inc (Class B)	125,216
187		US Physical Therapy, Inc	15,151
49		Utah Medical Products, Inc	4,342
344	*	Vapotherm, Inc	14,101
587	*	Varex Imaging Corp	8,893
1,656	*	Varian Medical Systems, Inc	202,893
2,386	*	Veeva Systems, Inc	559,326

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,376	*	Venus Concept, Inc	$8,292
615	*	Viemed Healthcare, Inc	5,904
2,186	*,e	ViewRay, Inc	4,897
433	*	Vocera Communications, Inc	9,180
1,346		West Pharmaceutical Services, Inc	305,771
2,118	*,e	Wright Medical Group NV	62,947
3,694		Zimmer Biomet Holdings, Inc	440,916
341	*,e	Zynex Inc	8,481

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	35,977,358

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
722	*	BellRing Brands, Inc	14,397
160	*	Central Garden & Pet Co	5,758
580	*	Central Garden and Pet Co (Class A)	19,598
4,520		Church & Dwight Co, Inc	349,396
2,289		Clorox Co	502,138
15,173		Colgate-Palmolive Co	1,111,574
5,109		Coty, Inc	22,837
893	*	Edgewell Personal Care Co	27,826
326	*	elf Beauty, Inc	6,217
1,154		Energizer Holdings, Inc	54,804
4,009		Estee Lauder Cos (Class A)	756,418
1,810	*	Herbalife Nutrition Ltd	81,414
253		Inter Parfums, Inc	12,182
6,140		Kimberly-Clark Corp	867,889
160	e	Medifast, Inc	22,203
140	*	Nature’s Sunshine Products, Inc	1,261
992		Nu Skin Enterprises, Inc (Class A)	37,924
80		Oil-Dri Corp of America	2,776
43,949		Procter & Gamble Co	5,254,982
185	*,e	Revlon, Inc (Class A)	1,832
871		Reynolds Consumer Products Inc	30,259
808		Spectrum Brands Holdings, Inc	37,087
180	*	USANA Health Sciences, Inc	13,217
266		WD-40 Co	52,748

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	9,286,737

INSURANCE - 3.2%
12,833		Aflac, Inc	462,373
257		Alleghany Corp	125,709
5,706		Allstate Corp	553,425
699	*	AMBAC Financial Group, Inc	10,010
1,557		American Equity Investment Life Holding Co	38,473
1,392		American Financial Group, Inc	88,336
15,568		American International Group, Inc	485,410
234		American National Insurance Co	16,864
299		Amerisafe, Inc	18,287
4,145		Aon plc	798,327
6,987	*	Arch Capital Group Ltd	200,178
509	*	Argo Group International Holdings Ltd	17,728
3,466		Arthur J. Gallagher & Co	337,900
1,099		Assurant, Inc	113,516
1,586		Assured Guaranty Ltd	38,714
2,113	*	Athene Holding Ltd	65,904
1,578		Axis Capital Holdings Ltd	64,004
161	*	Benefytt Technologies, Inc	3,294
35,168	*	Berkshire Hathaway, Inc (Class B)	6,277,840
1,831	*	Brighthouse Financial, Inc	50,938
4,413		Brown & Brown, Inc	179,874
8,113		Chubb Ltd	1,027,268
2,719		Cincinnati Financial Corp	174,098
712	*,e	Citizens, Inc (Class A)	4,265
571		CNA Financial Corp	18,358
2,753		Conseco, Inc	42,864
143		Donegal Group, Inc (Class A)	2,033

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

494	*	eHealth, Inc	$48,531
488		Employers Holdings, Inc	14,713
247	*	Enstar Group Ltd	37,734
436		Erie Indemnity Co (Class A)	83,668
731		Everest Re Group Ltd	150,732
150		FBL Financial Group, Inc (Class A)	5,384
201		FedNat Holding Co	2,225
4,916		Fidelity National Financial Inc	150,725
1,977		First American Financial Corp	94,936
10,754	*	Genworth Financial, Inc (Class A)	24,842
104		Global Indemnity Ltd	2,490
1,976		Globe Life, Inc	146,678
297	*	Goosehead Insurance, Inc	22,323
463	*	Greenlight Capital Re Ltd (Class A)	3,019
724		Hanover Insurance Group, Inc	73,363
6,514		Hartford Financial Services Group, Inc	251,115
121		HCI Group, Inc	5,588
362		Heritage Insurance Holdings, Inc	4,739
637		Horace Mann Educators Corp	23,397
90		Independence Holding Co	2,753
23		Investors Title Co	2,790
648		James River Group Holdings Ltd	29,160
1,193		Kemper Corp	86,516
347		Kinsale Capital Group, Inc	53,858
3,518		Lincoln National Corp	129,427
4,406		Loews Corp	151,082
247	*	Markel Corp	228,023
9,143		Marsh & McLennan Cos, Inc	981,684
2,003	*	MBIA, Inc	14,522
429		Mercury General Corp	17,482
13,696		Metlife, Inc	500,178
1,362		National General Holdings Corp	29,433
35		National Western Life Group, Inc	7,112
158	*	NI Holdings, Inc	2,334
5,185		Old Republic International Corp	84,567
336	*	Palomar Holdings, Inc	28,815
727		Primerica, Inc	84,768
5,023		Principal Financial Group	208,655
820		ProAssurance Corp	11,865
10,610		Progressive Corp	849,967
144		Protective Insurance Corp	2,170
7,136		Prudential Financial, Inc	434,582
1,153		Reinsurance Group of America, Inc (Class A)	90,441
834		RenaissanceRe Holdings Ltd	142,639
600		RLI Corp	49,260
227		Safety Insurance Group, Inc	17,311
1,030		Selective Insurance Group, Inc	54,322
243		State Auto Financial Corp	4,338
351		Stewart Information Services Corp	11,411
1,153	*	Third Point Reinsurance Ltd	8,659
433		Tiptree Inc	2,793
4,571		Travelers Cos, Inc	521,323
515	*,e	Trupanion, Inc	21,985
338		United Fire Group Inc	9,366
255		United Insurance Holdings Corp	1,994
503		Universal Insurance Holdings, Inc	8,928
3,600		Unum Group	59,724
2,544		W.R. Berkley Corp	145,746
347	*	Watford Holdings Ltd	5,791
56		White Mountains Insurance Group Ltd	49,726
2,329		Willis Towers Watson plc	458,697

		TOTAL INSURANCE	17,968,389

MATERIALS - 2.7%
324	e	Advanced Emissions Solutions, Inc	1,571

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

461	*	AdvanSix, Inc	$5,412
4,010		Air Products & Chemicals, Inc	968,255
1,889		Albemarle Corp	145,850
3,306	*	Alcoa Corp	37,159
2,222	*	Allegheny Technologies, Inc	22,642
28,435		Amcor plc	290,321
429		American Vanguard Corp	5,903
2,424	*,e	Amyris, Inc	10,351
1,207		Aptargroup, Inc	135,160
1,763	*	Arconic Corp	24,559
271		Ardagh Group S.A.	3,499
1,151		Ashland Global Holdings, Inc	79,534
1,514		Avery Dennison Corp	172,732
3,978	*	Axalta Coating Systems Ltd	89,704
605		Balchem Corp	57,390
5,786		Ball Corp	402,069
2,289	*	Berry Global Group, Inc	101,448
597		Boise Cascade Co	22,453
953		Cabot Corp	35,309
645	*	Caledonia Mining Corp plc	11,171
723		Carpenter Technology Corp	17,554
2,145		Celanese Corp (Series A)	185,199
831	*	Century Aluminum Co	5,925
3,995		CF Industries Holdings, Inc	112,419
111		Chase Corp	11,378
2,911		Chemours Co	44,684
261	*	Clearwater Paper Corp	9,430
7,433	e	Cleveland-Cliffs, Inc	41,030
4,597	*	Coeur Mining, Inc	23,353
1,801		Commercial Metals Co	36,740
532		Compass Minerals International, Inc	25,935
13,566		Corteva, Inc	363,433
2,327	*	Crown Holdings, Inc	151,558
976		Domtar Corp	20,603
13,404		Dow, Inc	546,347
13,281		DuPont de Nemours, Inc	705,620
799		Eagle Materials, Inc	56,106
2,397		Eastman Chemical Co	166,927
4,493		Ecolab, Inc	893,882
3,394	*	Element Solutions, Inc	36,825
1,255	*	Ferro Corp	14,985
1,000	*,†	Ferroglobe plc	0
2,366		FMC Corp	235,701
325	*	Forterra, Inc	3,627
25,598		Freeport-McMoRan, Inc (Class B)	296,169
400		FutureFuel Corp	4,780
1,119	*	GCP Applied Technologies, Inc	20,791
816	*	Gold Resource Corp	3,354
4,828		Graphic Packaging Holding Co	67,544
395		Greif, Inc (Class A)	13,592
87		Greif, Inc (Class B)	3,639
784		H.B. Fuller Co	34,966
142		Hawkins, Inc	6,046
193		Haynes International, Inc	4,508
9,984		Hecla Mining Co	32,648
3,508		Huntsman Corp	63,039
823	*	Ingevity Corp	43,265
373		Innospec, Inc	28,814
1,890		International Flavors & Fragrances, Inc	231,449
7,037		International Paper Co	247,773
1,493	*	Intrepid Potash, Inc	1,478
261		Kaiser Aluminum Corp	19,215
315	*	Koppers Holdings, Inc	5,935
468	*	Kraton Corp	8,087
357		Kronos Worldwide, Inc	3,716

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

9,482		Linde plc	$2,011,227
2,532	*	Livent Corp	15,597
2,113		Louisiana-Pacific Corp	54,198
4,643		LyondellBasell Industries NV	305,138
2,371	*,e	Marrone Bio Innovations, Inc	2,774
1,122		Martin Marietta Materials, Inc	231,772
300		Materion Corp	18,447
741		Minerals Technologies, Inc	34,775
6,456		Mosaic Co	80,765
371		Myers Industries, Inc	5,398
257		Neenah Inc	12,711
131		NewMarket Corp	52,463
14,644		Newmont Goldcorp Corp	904,121
3,868	*	Novagold Resources Inc	35,508
5,438		Nucor Corp	225,188
2,868		O-I Glass, Inc	25,755
3,054		Olin Corp	35,090
163		Olympic Steel, Inc	1,915
1,050		Orion Engineered Carbons SA	11,120
1,735		Packaging Corp of America	173,153
658		PH Glatfelter Co	10,561
1,490		PolyOne Corp	39,083
4,254		PPG Industries, Inc	451,179
868	*	PQ Group Holdings, Inc	11,492
201		Quaker Chemical Corp	37,316
877	*	Rayonier Advanced Materials, Inc	2,464
1,190		Reliance Steel & Aluminum Co	112,967
1,158		Royal Gold, Inc	143,963
2,346		RPM International, Inc	176,091
272	*	Ryerson Holding Corp	1,531
421		Schnitzer Steel Industries, Inc (Class A)	7,426
670		Schweitzer-Mauduit International, Inc	22,385
716		Scotts Miracle-Gro Co (Class A)	96,281
2,697		Sealed Air Corp	88,596
907		Sensient Technologies Corp	47,309
1,484		Sherwin-Williams Co	857,529
1,660		Silgan Holdings, Inc	53,767
1,952		Sonoco Products Co	102,070
1,339		Southern Copper Corp	53,252
3,643		Steel Dynamics, Inc	95,046
410		Stepan Co	39,811
1,996	*	Summit Materials, Inc	32,096
1,010		SunCoke Energy, Inc	2,990
717	*	TimkenSteel Corp	2,789
322	*	Trecora Resources	2,019
394		Tredegar Corp	6,068
733		Trinseo S.A.	16,243
1,458		Tronox Holdings plc	10,527
1,265		UFP Industries, Inc	62,630
97	*	UFP Technologies, Inc	4,274
30		United States Lime & Minerals, Inc	2,533
3,845		United States Steel Corp	27,761
238	*	US Concrete, Inc	5,902
3,456		Valvoline, Inc	66,804
1,196		Verso Corp	14,304
2,303		Vulcan Materials Co	266,803
1,163		Warrior Met Coal, Inc	17,899
559		Westlake Chemical Corp	29,990
4,647		WestRock Co	131,324
702	*	Worthington Industries, Inc	26,185
1,011		WR Grace and Co	51,369

		TOTAL MATERIALS	14,940,305

MEDIA & ENTERTAINMENT - 8.0%
13,809		Activision Blizzard, Inc	1,048,103

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,418	*	Alphabet, Inc (Class A)	$7,682,995
5,348	*	Alphabet, Inc (Class C)	7,559,986
5,822	*	Altice USA, Inc	131,228
855	e	AMC Entertainment Holdings, Inc	3,668
741	*	AMC Networks, Inc	17,332
210	*	Black Diamond Therapeutics, Inc	8,854
380	*	Boston Omaha Corp	6,080
89		Cable One, Inc	157,962
460	*	Cardlytics, Inc	32,191
1,488	*	Cargurus, Inc	37,721
1,131	*	Cars.com, Inc	6,515
1,847	*	Central European Media Enterprises Ltd (Class A)	6,538
2,707	*	Charter Communications, Inc	1,380,678
2,021		Cinemark Holdings, Inc	23,343
81,813		Comcast Corp (Class A)	3,189,071
17	*,e	Daily Journal Corp	4,590
2,011	*	DHI Group, Inc	4,223
2,851	*,e	Discovery, Inc (Class A)	60,156
6,033	*	Discovery, Inc (Class C)	116,196
4,492	*	DISH Network Corp (Class A)	155,019
5,198	*	Electronic Arts, Inc	686,396
2,184		Entercom Communications Corp (Class A)	3,014
1,005		Entravision Communications Corp (Class A)	1,437
454	*,e	Eros International plc	1,435
641	*	Eventbrite Inc	5,493
249	*	EverQuote Inc	14,482
916		EW Scripps Co (Class A)	8,015
43,339	*	Facebook, Inc	9,840,987
1,809	*	Fluent, Inc	3,220
6,206		Fox Corp (Class A)	166,445
2,830		Fox Corp (Class B)	75,957
142	*	Gaia, Inc	1,190
7,680	*,e	Gannett Co, Inc	10,598
2,289	*	Glu Mobile, Inc	21,219
1,876	*	Gray Television, Inc	26,170
248	*	Hemisphere Media Group, Inc	2,438
1,063	*	iHeartMedia, Inc	8,876
902	*	Imax Corp	10,111
7,004		Interpublic Group of Cos, Inc	120,189
693		John Wiley & Sons, Inc (Class A)	27,027
170	*	Liberty Braves Group (Class A)	3,414
525	*	Liberty Braves Group (Class C)	10,363
471	*	Liberty Broadband Corp (Class A)	57,551
1,881	*	Liberty Broadband Corp (Class C)	233,169
398	*	Liberty Media Group (Class A)	11,614
3,565	*	Liberty Media Group (Class C)	113,046
1,592	*	Liberty SiriusXM Group (Class A)	54,956
3,230	*	Liberty SiriusXM Group (Class C)	111,273
1,108	*	Liberty TripAdvisor Holdings, Inc	2,360
786	*	Lions Gate Entertainment Corp (Class A)	5,824
1,548	*	Lions Gate Entertainment Corp (Class B)	10,573
2,516	*	Live Nation, Inc	111,534
439	*	LiveXLive Media, Inc	1,589
200		Loral Space & Communications, Inc	3,904
336	*	Madison Square Garden Co	49,355
336	*	Madison Square Garden Entertainment Corp	25,200
294		Marcus Corp	3,901
1,051	e	Match Group, Inc	112,510
1,354	*	Match Group, Inc (Euro OTC)	437,884
1,034	*	Meet Group, Inc	6,452
597	e	Meredith Corp	8,686
934	*	MSG Networks, Inc	9,293
970		National CineMedia, Inc	2,881
7,679	*	Netflix, Inc	3,494,252
2,867		New York Times Co (Class A)	120,500

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,379		News Corp (Class A)	$75,655
1,884		News Corp (Class B)	22,514
706		Nexstar Media Group Inc	59,085
3,956		Omnicom Group, Inc	215,998
7,175	*	Pinterest, Inc	159,070
1,085	*	QuinStreet, Inc	11,349
1,825	*	Roku, Inc	212,667
51		Saga Communications, Inc	1,306
438		Scholastic Corp	13,114
1,071	e	Sinclair Broadcast Group, Inc (Class A)	19,771
21,717		Sirius XM Holdings, Inc	127,479
2,373	*	Spotify Technology S.A.	612,685
2,057	*	Take-Two Interactive Software, Inc	287,095
317	*	TechTarget, Inc	9,519
4,451		TEGNA, Inc	49,584
414		Tribune Publishing Co	4,136
1,758		TripAdvisor, Inc	33,420
963	*	TrueCar, Inc	2,484
13,717	*	Twitter, Inc	408,629
89	e	ViacomCBS, Inc (Class A)	2,278
9,833		ViacomCBS, Inc (Class B)	229,306
32,457		Walt Disney Co	3,619,280
341	*	WideOpenWest, Inc	1,797
894		World Wrestling Entertainment, Inc (Class A)	38,844
1,209	*	Yelp, Inc	27,964
1,056	*	Zillow Group, Inc (Class A)	60,699
2,429	*,e	Zillow Group, Inc (Class C)	139,935
16,643	*	Zynga, Inc	158,774

		TOTAL MEDIA & ENTERTAINMENT	44,273,669

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
968	*	10X Genomics, Inc	86,452
31,797		AbbVie, Inc	3,121,829
2,140	*	Abeona Therapeutics, Inc	6,238
2,077	*	Acadia Pharmaceuticals, Inc	100,672
406	*,e	Accelerate Diagnostics, Inc	6,155
843	*	Acceleron Pharma, Inc	80,313
1,198	*	Adaptive Biotechnologies Corp	57,959
4,274	*	Aduro Biotech, Inc	9,873
1,303	*	Adverum Biotechnologies, Inc	27,207
1,425	*	Aeglea BioTherapeutics, Inc	13,181
702	*	Aerie Pharmaceuticals, Inc	10,362
1,315	*	Affimed NV	6,069
2,431	*	Agenus, Inc	9,554
3,534	*	Agile Therapeutics, Inc	9,825
5,650		Agilent Technologies, Inc	499,290
1,081	*	Agios Pharmaceuticals, Inc	57,812
554	*,e	Aimmune Therapeutics, Inc	9,257
239	*,e	Akcea Therapeutics, Inc	3,274
2,414	*	Akebia Therapeutics, Inc	32,782
198	*	Akero Therapeutics, Inc	4,934
147	*	Albireo Pharma, Inc	3,894
1,801	*,†	Alder Biopharmaceuticals Inc	1,585
824	*	Alector, Inc	20,139
3,746	*	Alexion Pharmaceuticals, Inc	420,451
2,871	*	Alkermes plc	55,712
430	*,e	Allakos, Inc	30,900
897	*	Allogene Therapeutics, Inc	38,410
2,045	*	Alnylam Pharmaceuticals, Inc	302,885
533	*,e	AMAG Pharmaceuticals, Inc	4,077
10,628		Amgen, Inc	2,506,720
4,499	*	Amicus Therapeutics, Inc	67,845
2,013	*	Amneal Pharmaceuticals, Inc	9,582
552	*	Amphastar Pharmaceuticals, Inc	12,398
305	*	AnaptysBio, Inc	6,814

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,126	*	Anavex Life Sciences Corp	$5,540
121	*	ANI Pharmaceuticals, Inc	3,913
216	*	Anika Therapeutics, Inc	8,150
1,139	*	Apellis Pharmaceuticals, Inc	37,200
239	*	Applied Therapeutics, Inc	8,640
252	*	Aprea Therapeutics, Inc	9,773
1,749	*	Aquestive Therapeutics, Inc	8,500
237	*	Arcturus Therapeutics Holdings, Inc	11,077
524	*	Arcus Biosciences, Inc	12,964
163	*	Arcutis Biotherapeutics, Inc	4,929
1,294	*	Ardelyx, Inc	8,954
994	*	Arena Pharmaceuticals, Inc	62,572
1,723	*	Arrowhead Pharmaceuticals Inc	74,416
517	*	Arvinas, Inc	17,340
2,170	*	Aspira Women’s Health, Inc	8,333
540	*	Assembly Biosciences, Inc	12,593
719	*	Atara Biotherapeutics, Inc	10,476
1,288	*	Athenex, Inc	17,723
1,583	*	Athersys, Inc	4,369
377	*	Atreca, Inc	8,023
7,308	*	Avantor, Inc	124,236
913	*	Avenue Therapeutics, Inc	9,833
813	*	Avid Bioservices, Inc	5,337
621	*	Avrobio, Inc	10,836
493	*	Axsome Therapeutics, Inc	40,564
6,623	*	Aytu BioScience, Inc	9,405
208	*	Beam Therapeutics, Inc	5,824
758	*	Bellerophon Therapeutics, Inc	9,513
2,781	*	BioCryst Pharmaceuticals, Inc	13,251
1,476	*	BioDelivery Sciences International, Inc	6,435
2,938	*	Biogen, Inc	786,062
836	*	Biohaven Pharmaceutical Holding Co Ltd	61,120
3,224	*	BioMarin Pharmaceutical, Inc	397,648
379	*	Bio-Rad Laboratories, Inc (Class A)	171,115
89	*	Biospecifics Technologies Corp	5,454
657		Bio-Techne Corp	173,494
200	*	Bioxcel Therapeutics Inc	10,602
1,143	*	Bluebird Bio, Inc	69,769
957	*	Blueprint Medicines Corp	74,646
1,343	*,e	Bridgebio Pharma, Inc	43,795
40,882		Bristol-Myers Squibb Co	2,403,862
1,641		Bruker BioSciences Corp	66,756
470	*	Calithera Biosciences, Inc	2,482
390	*,e	Calyxt, Inc	1,923
425	*,e	Cara Therapeutics, Inc	7,267
744	*	CareDx, Inc	26,360
807	*	CASI Pharmaceuticals, Inc	2,017
180	*	Castle Biosciences, Inc	6,784
2,649	*	Catalent, Inc	194,172
2,895	*	Catalyst Pharmaceuticals, Inc	13,375
349	*	Cellular Biomedicine Group, Inc	5,225
636	*,e	CEL-SCI Corp	9,489
1,640	*	Cerecor Inc	4,264
1,068	*	Champions Oncology, Inc	10,210
837	*	Charles River Laboratories International, Inc	145,931
2,254	*,e	Checkpoint Therapeutics Inc	4,463
823	*	ChemoCentryx, Inc	47,355
1,052	*	Chiasma, Inc	5,660
913	*	Chimerix, Inc	2,830
1,076	*	ChromaDex Corp	4,939
1,365	*,e	Clovis Oncology, Inc	9,214
646	*	Codexis, Inc	7,364
4,202	*	Cohbar, Inc	6,513
1,104	*	Coherus Biosciences, Inc	19,717
902	*	Collegium Pharmaceutical, Inc	15,785
271	*	Concert Pharmaceuticals, Inc	2,696

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

480	*	Constellation Pharmaceuticals, Inc	$14,424
708	*	Corbus Pharmaceuticals Holdings, Inc	5,940
1,983	*	Corcept Therapeutics, Inc	33,354
1,038	*,e	CorMedix Inc	6,539
410	*	Cortexyme Inc	18,983
477	*	Crinetics Pharmaceuticals, Inc	8,357
707	*	Cue Biopharma, Inc	17,329
949	*	Cymabay Therapeutics, Inc	3,312
991	*	Cytokinetics, Inc	23,358
459	*	CytomX Therapeutics, Inc	3,823
610	*	Deciphera Pharmaceuticals, Inc	36,429
957	*	Denali Therapeutics, Inc	23,140
1,142	*	Dicerna Pharmaceuticals, Inc	29,007
3,554	*	Durect Corp	8,245
1,710	*	Dynavax Technologies Corp	15,168
122	*	Eagle Pharmaceuticals, Inc	5,854
969	*,e	Editas Medicine, Inc	28,663
279	*	Eidos Therapeutics, Inc	13,300
426	*	Eiger BioPharmaceuticals, Inc	4,090
7,079	*	Elanco Animal Health, Inc	151,845
15,220		Eli Lilly & Co	2,498,820
1,184	*	Eloxx Pharmaceuticals, Inc	3,588
788	*	Emergent Biosolutions, Inc	62,315
232	*	Enanta Pharmaceuticals, Inc	11,649
3,476	*	Endo International plc	11,923
1,795	*	Epizyme, Inc	28,828
495	*,e	Esperion Thereapeutics, Inc	25,398
2,630	*	Evelo Biosciences, Inc	12,887
271	*	Evofem Biosciences Inc	767
159	*,e	Evolus, Inc	843
2,660	*	Exact Sciences Corp	231,260
5,221	*	Exelixis, Inc	123,947
3,547	*	Exicure, Inc	8,655
1,157	*	Fate Therapeutics, Inc	39,697
1,457	*	FibroGen, Inc	59,052
428	*	Five Prime Therapeutics, Inc	2,611
438	*	Flexion Therapeutics, Inc	5,760
1,214	*	Fluidigm Corp	4,868
3,677	*	Fortress Biotech, Inc	9,854
497	*	Frequency Therapeutics, Inc	11,555
532	*	Fulcrum Therapeutics, Inc	9,730
626	*	G1 Therapeutics, Inc	15,187
3,958	*	Geron Corp	8,628
22,677		Gilead Sciences, Inc	1,744,768
1,063	*	Global Blood Therapeutics, Inc	67,107
541	*	GlycoMimetics, Inc	2,034
1,085	*	Gossamer Bio, Inc	14,105
815	*	Gritstone Oncology, Inc	5,412
2,341	*	Halozyme Therapeutics, Inc	62,762
254	*	Harpoon Therapeutics, Inc	4,216
1,529	*	Heron Therapeutics, Inc	22,492
600	*	Homology Medicines, Inc	9,114
3,357	*	Horizon Therapeutics Plc	186,582
6,897	*	iBio, Inc	15,311
125	*	IGM Biosciences, Inc	9,125
2,653	*	Illumina, Inc	982,539
3,250	*	Immunogen, Inc	14,950
3,683	*	Immunomedics, Inc	130,526
328	*	Immunovant, Inc	7,987
3,290	*	Incyte Corp	342,061
1,186	*	Innoviva, Inc	16,580
2,606	*,e	Inovio Pharmaceuticals, Inc	70,232
1,788	*,e	Insmed, Inc	49,242
1,074	*,e	Intellia Therapeutics, Inc	22,575
455	*	Intercept Pharmaceuticals, Inc	21,799
388	*	Intersect ENT, Inc	5,254

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

967	*	Intra-Cellular Therapies, Inc	$24,823
2,050	*,e	Invitae Corp	62,094
2,281	*	Ionis Pharmaceuticals, Inc	134,488
2,420	*	Iovance Biotherapeutics, Inc	66,429
3,377	*	IQVIA Holdings, Inc	479,129
2,735	*	Ironwood Pharmaceuticals, Inc	28,225
1,613	*	IVERIC bio, Inc	8,226
1,000	*	Jazz Pharmaceuticals plc	110,340
47,589		Johnson & Johnson	6,692,441
461	*	Jounce Therapeutics, Inc	3,181
3,128	*	Kadmon Holdings, Inc	16,015
798	*,e	Kala Pharmaceuticals, Inc	8,387
390	*	KalVista Pharmaceuticals Inc	4,719
269	*	Karuna Therapeutics, Inc	29,983
1,306	*	Karyopharm Therapeutics, Inc	24,736
1,049	*	Kezar Life Sciences, Inc	5,434
977	*	Kindred Biosciences, Inc	4,387
334	*	Kiniksa Pharmaceuticals Ltd	8,510
530	*	Kodiak Sciences, Inc	28,684
199	*	Krystal Biotech Inc	8,243
918	*	Kura Oncology, Inc	14,963
1,211	*,e	La Jolla Pharmaceutical Co	5,159
429	*	Lannett Co, Inc	3,115
657	*,e	Lexicon Pharmaceuticals, Inc	1,311
305	*,e	Ligand Pharmaceuticals, Inc (Class B)	34,114
908	*	Liquidia Technologies, Inc	7,645
674	*	LogicBio Therapeutics, Inc	5,702
628		Luminex Corp	20,429
842	*	MacroGenics, Inc	23,509
152	*	Madrigal Pharmaceuticals, Inc	17,214
395	*	Magenta Therapeutics, Inc	2,966
2,279	*	MannKind Corp	3,988
2,772	*	Marinus Pharmaceuticals, Inc	7,041
458	*,e	MediciNova, Inc	2,482
535	*	Medpace Holdings, Inc	49,766
1,875	*	MEI Pharma, Inc	7,744
206	*	MeiraGTx Holdings plc	2,579
98	*	Menlo Therapeutics, Inc	170
45,604		Merck & Co, Inc	3,526,557
1,080	*	Mersana Therapeutics, Inc	25,272
425	*	Mettler-Toledo International, Inc	342,359
553	*	Minerva Neurosciences, Inc	1,996
651	*	Mirati Therapeutics, Inc	74,325
4,836	*	Moderna, Inc	310,520
512	*	Molecular Templates, Inc	7,060
2,222	*	Momenta Pharmaceuticals, Inc	73,926
244	*	Morphic Holding, Inc	6,600
2,333	*	Mustang Bio, Inc	7,419
9,534	*	Mylan NV	153,307
880	*	MyoKardia, Inc	85,026
1,012	*	Myriad Genetics, Inc	11,476
771	*	NanoString Technologies, Inc	22,629
506	*	NantKwest, Inc	6,214
1,238	*	Natera, Inc	61,727
3,021	*	Nektar Therapeutics	69,966
1,811	*	NeoGenomics, Inc	56,105
538	*	Neoleukin Therapeutics, Inc	8,931
1,620	*	Neurocrine Biosciences, Inc	197,640
255	*	NextCure Inc	5,467
443	*	NGM Biopharmaceuticals Inc	8,745
1,041	*	Novavax, Inc	86,767
2,778	*	Nymox Pharmaceutical Corp	9,862
362	*	Ocular Therapeutix, Inc	3,015
230	*	Odonate Therapeutics, Inc	9,738
652	*,e	Omeros Corp	9,597
2,006	*	Oncocyte Corp	3,831

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,196	*,e	Opko Health, Inc	$17,718
258	*,e	Optinose, Inc	1,920
1,465	*	Orgenesis, Inc	8,907
784	*	Ovid therapeutics, Inc	5,778
3,121	*	Pacific Biosciences of California, Inc	10,767
609	*	Pacira BioSciences Inc	31,954
916	*	Paratek Pharmaceuticals, Inc	4,782
233	*	Passage Bio, Inc	6,368
2,346	*	PDL BioPharma, Inc	6,827
1,920	*	PerkinElmer, Inc	188,333
2,396		Perrigo Co plc	132,427
527	*	Pfenex, Inc	4,400
100,384		Pfizer, Inc	3,282,557
195	*	Phathom Pharmaceuticals, Inc	6,417
293		Phibro Animal Health Corp	7,697
529	*	Pieris Pharmaceuticals, Inc	1,640
1,365	*	Portola Pharmaceuticals, Inc	24,556
1,084	*	PRA Health Sciences, Inc	105,462
654	*	Precision BioSciences Inc	5,448
817	*	Prestige Consumer Healthcare, Inc.	30,687
518	*	Principia Biopharma, Inc	30,971
1,110	*,†	Progenics Pharmaceuticals, Inc	0
398	*	Protagonist Therapeutics, Inc	7,029
594	*	Prothena Corp plc	6,213
750	*	Provention Bio, Inc	10,582
1,091	*	PTC Therapeutics, Inc	55,357
453	*	Puma Biotechnology, Inc	4,725
3,971	*	QIAGEN NV	169,999
334	*	Quanterix Corp	9,148
582	*	Radius Health, Inc	7,933
192	*	RAPT Therapeutics, Inc	5,572
446	*	Reata Pharmaceuticals, Inc	69,585
22	*	Recro Pharma, Inc	100
1,739	*	Regeneron Pharmaceuticals, Inc	1,084,527
641	*	REGENXBIO, Inc	23,608
249	*	Relmada Therapeutics, Inc	11,143
918	*	Repligen Corp	113,474
560	*	Replimune Group, Inc	13,916
594	*	Retrophin, Inc	12,124
1,100	*	Revance Therapeutics, Inc	26,862
259	*	REVOLUTION Medicines, Inc	8,177
568	*	Rhythm Pharmaceuticals, Inc	12,666
1,863	*	Rigel Pharmaceuticals, Inc	3,409
856	*	Rocket Pharmaceuticals, Inc	17,916
1,149	*,e	Rubius Therapeutics, Inc	6,871
944	*	Sage Therapeutics, Inc	39,252
1,935	*	Sangamo Therapeutics Inc	17,338
1,328	*	Sarepta Therapeutics, Inc	212,932
162	*	Satsuma Pharmaceuticals, Inc	4,659
640	*	Scholar Rock Holding Corp	11,654
252	*	Schrodinger, Inc	23,076
2,177	*	Seattle Genetics, Inc	369,916
3,323	*	Selecta Biosciences, Inc	9,437
1,040	*	Seres Therapeutics, Inc	4,950
842	*	SIGA Technologies, Inc	4,976
5,525	*	Soleno Therapeutics, Inc	12,265
625	*	Solid Biosciences, Inc	1,831
3,244	*,e	Sorrento Therapeutics, Inc	20,372
1,594	*	Spectrum Pharmaceuticals, Inc	5,388
683	*	Spero Therapeutics, Inc	9,241
373	*	SpringWorks Therapeutics, Inc	15,666
311	*	Stoke Therapeutics, Inc	7,411
2,342	*	Strongbridge Biopharma plc	8,853
725	*	Supernus Pharmaceuticals, Inc	17,219
555	*	Syndax Pharmaceuticals, Inc	8,225
1,109	*	Syneos Health, Inc	64,599

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,268	*	Syros Pharmaceuticals, Inc	$13,517
639	*	TCR2 Therapeutics Inc	9,815
1,920	*	TG Therapeutics, Inc	37,402
2,459	*,e	TherapeuticsMD, Inc	3,074
661	*	Theravance Biopharma, Inc	13,874
7,136		Thermo Fisher Scientific, Inc	2,585,658
909	*	Translate Bio, Inc	16,289
650	*	Tricida, Inc	17,862
502	*	Turning Point Therapeutics Inc	32,424
529	*	Twist Bioscience Corp	23,964
4,055	*	Tyme Technologies, Inc	5,393
996	*,e	Ultragenyx Pharmaceutical, Inc	77,907
751	*	United Therapeutics Corp	90,871
415	*	UNITY Biotechnology, Inc	3,602
496	*,e	UroGen Pharma Ltd	12,956
677	*	Vanda Pharmaceuticals, Inc	7,745
3,760	*	Vaxart, Inc	33,276
3,113	*	VBI Vaccines, Inc	9,650
818	*	Veracyte, Inc	21,186
2,895	*	Verastem, Inc	4,979
597	*	Vericel Corp	8,251
295	*	Verrica Pharmaceuticals, Inc	3,248
699	*	Versartis, Inc	8,136
4,703	*	Vertex Pharmaceuticals, Inc	1,365,328
353	*	Viela Bio, Inc	15,292
1,907	*,e	Viking Therapeutics, Inc	13,749
820	*	Vir Biotechnology, Inc	33,595
593	*	Voyager Therapeutics, Inc	7,484
1,120	*	Waters Corp	202,048
504	*,e	WaVe Life Sciences Ltd	5,247
748	*	X4 Pharmaceuticals, Inc	6,971
344	*	XBiotech, Inc	4,716
962	*	Xencor, Inc	31,159
740	*	Xeris Pharmaceuticals, Inc	1,968
525	*	Y-mAbs Therapeutics, Inc	22,680
172	*	Zentalis Pharmaceuticals, Inc	8,259
3,757	*,e	ZIOPHARM Oncology, Inc	12,323
8,597		Zoetis, Inc	1,178,133
966	*	Zogenix, Inc	26,092

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	46,057,665

REAL ESTATE - 3.6%
1,300		Acadia Realty Trust	16,874
848		Agree Realty Corp	55,722
1,021		Alexander & Baldwin, Inc	12,446
57		Alexander’s, Inc	13,731
2,221		Alexandria Real Estate Equities, Inc	360,357
196	*	Altisource Portfolio Solutions S.A.	2,889
714		American Assets Trust, Inc	19,878
2,413		American Campus Communities, Inc	84,358
1,878		American Finance Trust, Inc	14,902
4,773		American Homes 4 Rent	128,394
1,157	*	American Realty Investors, Inc	10,401
7,967		American Tower Corp	2,059,788
3,797		Americold Realty Trust	137,831
2,760		Apartment Investment & Management Co	103,886
4,063		Apple Hospitality REIT, Inc	39,249
1,769		Armada Hoffler Properties, Inc	17,602
2,519		AvalonBay Communities, Inc	389,538
379		Bluerock Residential Growth REIT, Inc	3,062
2,732		Boston Properties, Inc	246,918
2,649		Brandywine Realty Trust	28,848
5,555		Brixmor Property Group, Inc	71,215
881		Brookfield Property REIT, Inc	8,775
572		Brt Realty Trust	6,189

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,599		Camden Property Trust	$145,861
1,679		CareTrust REIT, Inc	28,812
568		CatchMark Timber Trust, Inc	5,027
6,225	*	CBRE Group, Inc	281,494
572		Chatham Lodging Trust	3,501
262		CIM Commercial Trust Corp	2,824
471		City Office REIT, Inc	4,738
588		Clipper Realty, Inc	4,763
8,422		Colony Capital, Inc	20,213
1,903		Columbia Property Trust, Inc	25,005
544		Community Healthcare Trust, Inc	22,250
2,491		CoreCivic, Inc	23,316
185		CorEnergy Infrastructure Trust, Inc	1,693
675		CorePoint Lodging, Inc	2,842
696		Coresite Realty	84,258
2,132		Corporate Office Properties Trust	54,025
2,578		Cousins Properties, Inc	76,902
7,522		Crown Castle International Corp	1,258,807
74		CTO Realty Growth, Inc	2,923
3,658		CubeSmart	98,729
1,631	*	Cushman & Wakefield plc	20,322
2,071		CyrusOne, Inc	150,665
3,453		DiamondRock Hospitality Co	19,095
4,835		Digital Realty Trust, Inc	687,102
4,896		Diversified Healthcare Trust	21,665
2,632		Douglas Emmett, Inc	80,697
6,950		Duke Realty Corp	245,960
1,427		Easterly Government Properties, Inc	32,992
673		EastGroup Properties, Inc	79,825
3,012		Empire State Realty Trust, Inc	21,084
1,375		EPR Properties	45,554
1,589		Equinix, Inc	1,115,955
2,199		Equity Commonwealth	70,808
3,276		Equity Lifestyle Properties, Inc	204,684
6,666		Equity Residential	392,094
1,394		Essential Properties Realty Trust, Inc	20,687
1,175		Essex Property Trust, Inc	269,275
515	*	eXp World Holdings Inc	8,781
2,226		Extra Space Storage, Inc	205,616
482		Farmland Partners, Inc	3,302
1,347		Federal Realty Investment Trust	114,778
2,259		First Industrial Realty Trust, Inc	86,836
240	*	Forestar Group, Inc	3,619
1,235		Four Corners Property Trust, Inc	30,134
1,621		Franklin Street Properties Corp	8,251
874		Front Yard Residential Corp	7,604
102	*	FRP Holdings, Inc	4,139
3,613		Gaming and Leisure Properties, Inc	125,010
2,553		Geo Group, Inc	30,202
763		Getty Realty Corp	22,646
475		Gladstone Commercial Corp	8,906
687		Gladstone Land Corp	10,896
1,151		Global Medical REIT, Inc	13,041
1,848		Global Net Lease, Inc	30,917
1,190		Hannon Armstrong Sustainable Infrastructure Capital, Inc	33,867
2,421		Healthcare Realty Trust, Inc	70,911
3,603		Healthcare Trust of America, Inc	95,552
9,296		Healthpeak Properties Inc	256,198
697		Hersha Hospitality Trust	4,015
1,796		Highwoods Properties, Inc	67,045
12,997		Host Hotels and Resorts, Inc	140,238
692	*	Howard Hughes Corp	35,949
2,438		Hudson Pacific Properties	61,340
2,499		Independence Realty Trust, Inc	28,714
1,471		Industrial Logistics Properties Trust	30,229
254		Innovative Industrial Properties, Inc	22,357

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

192		Investors Real Estate Trust	$13,534
9,619		Invitation Homes, Inc	264,811
4,939		Iron Mountain, Inc	128,908
1,070		iStar Inc	13,182
2,053		JBG SMITH Properties	60,707
145		Jernigan Capital, Inc	1,984
940		Jones Lang LaSalle, Inc	97,252
2,137		Kennedy-Wilson Holdings, Inc	32,525
1,970		Kilroy Realty Corp	115,639
7,240		Kimco Realty Corp	92,962
1,264		Kite Realty Group Trust	14,587
1,519		Lamar Advertising Co	101,408
5,428		Lexington Realty Trust	57,265
858		Life Storage, Inc	81,467
917		LTC Properties, Inc	34,543
2,640		Macerich Co	23,681
1,437		Mack-Cali Realty Corp	21,972
406	*	Marcus & Millichap, Inc	11,717
169	*	Maui Land & Pineapple Co, Inc	1,876
9,371		Medical Properties Trust, Inc	176,175
2,012		Mid-America Apartment Communities, Inc	230,716
2,033		Monmouth Real Estate Investment Corp (Class A)	29,458
885		National Health Investors, Inc	53,737
3,001		National Retail Properties, Inc	106,475
1,008		National Storage Affiliates Trust	28,889
3,834		New Senior Investment Group, Inc	13,879
2,520		Newmark Group, Inc	12,247
478		NexPoint Residential Trust, Inc	16,897
965		Office Properties Income Trust	25,061
3,987		Omega Healthcare Investors, Inc	118,534
251		One Liberty Properties, Inc	4,423
2,970		Outfront Media, Inc	42,085
3,099		Paramount Group, Inc	23,893
4,260		Park Hotels & Resorts, Inc	42,131
2,135		Pebblebrook Hotel Trust	29,164
3,336		Physicians Realty Trust	58,447
2,219		Piedmont Office Realty Trust, Inc	36,858
1,281		PotlatchDeltic Corp	48,716
1,193		Preferred Apartment Communities, Inc	9,067
13,359		Prologis, Inc	1,246,795
358		PS Business Parks, Inc	47,399
2,646		Public Storage, Inc	507,741
1,162		QTS Realty Trust, Inc	74,473
302	*	Rafael Holdings, Inc	4,340
2,525		Rayonier, Inc	62,595
349		Re/Max Holdings, Inc	10,969
2,208		Realogy Holdings Corp	16,361
6,053		Realty Income Corp	360,154
1,597	*	Redfin Corp	66,930
2,945		Regency Centers Corp	135,146
2,533		Retail Opportunities Investment Corp	28,699
3,851		Retail Properties of America, Inc	28,189
274		Retail Value, Inc	3,387
1,780		Rexford Industrial Realty, Inc	73,745
3,486		RLJ Lodging Trust	32,908
497		RMR Group, Inc	14,647
1,201		RPT Realty	8,359
778		Ryman Hospitality Properties	26,919
3,697		Sabra Healthcare REIT, Inc	53,348
319		Safehold, Inc	18,339
445		Saul Centers, Inc	14,360
2,007		SBA Communications Corp	597,925
793	*	Seritage Growth Properties	9,040
3,197		Service Properties Trust	22,667
5,464		Simon Property Group, Inc	373,628
2,580		SITE Centers Corp	20,898

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,436		SL Green Realty Corp	$70,780
1,927		Spirit Realty Capital, Inc	67,175
831	*	St. Joe Co	16,138
2,541		STAG Industrial, Inc	74,502
3,908		STORE Capital Corp	93,049
93	*	Stratus Properties, Inc	1,842
2,137		Summit Hotel Properties, Inc	12,672
1,680		Sun Communities, Inc	227,942
4,750		Sunstone Hotel Investors, Inc	38,713
1,459		Tanger Factory Outlet Centers, Inc	10,403
1,248		Taubman Centers, Inc	47,124
268	*	Tejon Ranch Co	3,859
1,413		Terreno Realty Corp	74,380
5,209		UDR, Inc	194,712
435		UMH Properties, Inc	5,625
3,290		Uniti Group, Inc	30,762
198		Universal Health Realty Income Trust	15,739
2,537		Urban Edge Properties	30,114
1,302		Urstadt Biddle Properties, Inc (Class A)	15,468
6,646		Ventas, Inc	243,377
18,626		VEREIT, Inc	119,765
8,138		VICI Properties, Inc	164,306
3,062		Vornado Realty Trust	116,999
1,848		Washington REIT	41,026
2,450		Weingarten Realty Investors	46,379
7,527		Welltower, Inc	389,522
13,181		Weyerhaeuser Co	296,045
550		Whitestone REIT	3,999
2,940		WP Carey, Inc	198,891
2,548		Xenia Hotels & Resorts, Inc	23,773

		TOTAL REAL ESTATE	19,832,307

RETAILING - 7.2%
426	*	1-800-FLOWERS.COM, Inc (Class A)	8,529
1,334		Aaron’s, Inc	60,564
1,074		Abercrombie & Fitch Co (Class A)	11,427
1,214		Advance Auto Parts, Inc	172,934
7,648	*	Amazon.com, Inc	21,099,455
2,547	e	American Eagle Outfitters, Inc	27,762
122	*	America’s Car-Mart, Inc	10,720
305	*	Asbury Automotive Group, Inc	23,586
908	*,e	At Home Group, Inc	5,893
1,001	*	Autonation, Inc	37,618
423	*	AutoZone, Inc	477,195
2,179	e	Bed Bath & Beyond, Inc	23,097
4,166		Best Buy Co, Inc	363,567
744		Big Lots, Inc	31,248
2,427	*	BJ’s Wholesale Club Holdings, Inc	90,454
739	*	Booking Holdings, Inc	1,176,739
408	*	Boot Barn Holdings, Inc	8,796
526	e	Buckle, Inc	8,248
1,177	*	Burlington Stores, Inc	231,787
639		Caleres, Inc	5,329
598	e	Camping World Holdings, Inc	16,242
2,903	*	CarMax, Inc	259,964
977	*,e	Carvana Co	117,435
368		Cato Corp (Class A)	3,010
9,594		Chico’s FAS, Inc	13,240
288	e	Children’s Place, Inc	10,777
243		Citi Trends, Inc	4,913
291	*	Conn’s, Inc	2,936
231	*	Container Store Group, Inc	748
775		Core-Mark Holding Co, Inc	19,340
1,574		Designer Brands, Inc	10,656
1,148		Dick’s Sporting Goods, Inc	47,366

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

236	e	Dillard’s, Inc (Class A)	$6,086
4,558		Dollar General Corp	868,345
4,246	*	Dollar Tree, Inc	393,519
144	*,e	Duluth Holdings, Inc	1,061
12,098		eBay, Inc	634,540
2,359	*	Envela Corp	14,390
2,169	*	Etsy, Inc	230,413
2,504		Expedia Group Inc	205,829
1,208	*	Express Parent LLC	1,860
969	*	Five Below, Inc	103,596
1,425	*	Floor & Decor Holdings, Inc	82,151
1,924		Foot Locker, Inc	56,104
185	*,e	Funko, Inc	1,073
622	*,e	GameStop Corp (Class A)	2,699
3,661		Gap, Inc	46,202
313	*	Genesco, Inc	6,780
2,563		Genuine Parts Co	222,878
324		Group 1 Automotive, Inc	21,374
354	*	Groupon, Inc	6,414
1,683	*	GrubHub, Inc	118,315
904		Guess?, Inc	8,742
286		Haverty Furniture Cos, Inc	4,576
323	*	Hibbett Sports, Inc	6,764
19,385		Home Depot, Inc	4,856,136
619	*	Hudson Ltd	3,015
2,978		Kohl’s Corp	61,853
4,373		L Brands, Inc	65,464
221	*	Lands’ End, Inc	1,777
325	*	Liquidity Services, Inc	1,937
367		Lithia Motors, Inc (Class A)	55,538
5,503	*	LKQ Corp	144,179
13,656		Lowe’s Companies, Inc	1,845,199
442	*	Lumber Liquidators, Inc	6,126
5,634	e	Macy’s, Inc	38,762
389	*	MarineMax, Inc	8,710
1,815	*,e	Michaels Cos, Inc	12,832
566		Monro Muffler, Inc	31,096
539	*	Murphy USA, Inc	60,686
1,613	*	National Vision Holdings, Inc	49,229
1,826	e	Nordstrom, Inc	28,285
8,884		Office Depot, Inc	20,877
911	*	Ollie’s Bargain Outlet Holdings, Inc	88,959
1,325	*	O’Reilly Automotive, Inc	558,713
752	*	Overstock.com, Inc	21,379
554		Penske Auto Group, Inc	21,445
306		PetMed Express, Inc	10,906
716		Pool Corp	194,659
1,155	*	Quotient Technology, Inc	8,455
7,241	*	Qurate Retail Group, Inc QVC Group	68,789
1,105	*	RealReal, Inc	14,133
699		Rent-A-Center, Inc	19,446
304	*	RH	75,666
6,307		Ross Stores, Inc	537,609
2,067	*	Rubicon Project, Inc	13,787
2,233	*	Sally Beauty Holdings, Inc	27,979
203		Shoe Carnival, Inc	5,942
309		Shutterstock, Inc	10,806
961	e	Signet Jewelers Ltd	9,869
507	*	Sleep Number Corp	21,111
455		Sonic Automotive, Inc (Class A)	14,519
571	*	Sportsman’s Warehouse Holdings, Inc	8,137
279	*	Stamps.com, Inc	51,250
989	*,e	Stitch Fix Inc	24,666
9,020		Target Corp	1,081,769
2,104		Tiffany & Co	256,562
297		Tilly’s, Inc	1,684

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

21,619		TJX Companies, Inc	$1,093,057
2,095		Tractor Supply Co	276,100
977	*	Ulta Beauty, Inc	198,741
1,237	*	Urban Outfitters, Inc	18,827
1,125	*	US Auto Parts Network, Inc	9,742
4,220	*	Waitr Holdings Inc	11,099
1,183	*,e	Wayfair, Inc	233,773
99		Weyco Group, Inc	2,137
1,350		Williams-Sonoma, Inc	110,714
37		Winmark Corp	6,336
314	*	Zumiez, Inc	8,597

		TOTAL RETAILING	39,834,350

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
728	*	Acacia Communications, Inc	48,914
617	*	Advanced Energy Industries, Inc	41,826
20,982	*	Advanced Micro Devices, Inc	1,103,863
302	*	Alpha & Omega Semiconductor Ltd	3,286
507	*	Ambarella, Inc	23,221
1,455	*	Amkor Technology, Inc	17,911
6,664		Analog Devices, Inc	817,273
16,623		Applied Materials, Inc	1,004,860
945	*	Atomera, Inc	8,505
510	*	Axcelis Technologies, Inc	14,204
582	*	AXT, Inc	2,770
7,063		Broadcom, Inc	2,229,153
1,252		Brooks Automation, Inc	55,388
535		Cabot Microelectronics Corp	74,654
333	*	Ceva, Inc	12,461
1,003	*	Cirrus Logic, Inc	61,965
598		Cohu, Inc	10,369
1,899	*	Cree, Inc	112,402
273	*	CyberOptics Corp	8,793
836	*	Diodes, Inc	42,385
406	*	DSP Group, Inc	6,447
2,013	*	Enphase Energy, Inc	95,758
2,561		Entegris, Inc	151,227
1,588	*	First Solar, Inc	78,606
1,075	*	Formfactor, Inc	31,530
1,429	*	GSI Technology, Inc	10,260
434	*	Ichor Holdings Ltd	11,536
285	*	Impinj, Inc	7,829
822	*	Inphi Corp	96,585
76,500		Intel Corp	4,576,995
2,813		KLA Corp	547,072
2,620		Lam Research Corp	847,465
2,478	*	Lattice Semiconductor Corp	70,350
799	*	MACOM Technology Solutions Holdings, Inc	27,446
11,900		Marvell Technology Group Ltd	417,214
4,859		Maxim Integrated Products, Inc	294,504
927	*	MaxLinear, Inc	19,893
4,231		Microchip Technology, Inc	445,567
20,156	*	Micron Technology, Inc	1,038,437
1,013		MKS Instruments, Inc	114,712
807		Monolithic Power Systems, Inc	191,259
943	*	Nanometrics, Inc	32,100
478	*	NeoPhotonics Corp Ltd	4,245
77		NVE Corp	4,761
10,670		NVIDIA Corp	4,053,640
7,472	*	ON Semiconductor Corp	148,095
409	*	PDF Solutions, Inc	8,000
1,020	*	Photronics, Inc	11,353
495		Power Integrations, Inc	58,474
2,109	*	Qorvo, Inc	233,108
20,317		QUALCOMM, Inc	1,853,114

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,364	*	Rambus, Inc	$35,933
1,307	*	Semtech Corp	68,252
797	*	Silicon Laboratories, Inc	79,915
209	*	SiTime Corp	9,909
3,033		Skyworks Solutions, Inc	387,799
170	*	SMART Global Holdings, Inc	4,621
871	*	SolarEdge Technologies, Inc	120,877
886	*,e	SunPower Corp	6,787
548	*	Synaptics, Inc	32,946
3,009		Teradyne, Inc	254,291
16,575		Texas Instruments, Inc	2,104,528
789	*	Ultra Clean Holdings	17,855
754		Universal Display Corp	112,813
729	*	Veeco Instruments, Inc	9,834
4,425		Xilinx, Inc	435,376

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	24,863,521

SOFTWARE & SERVICES - 15.2%
1,101	*	2U, Inc	41,794
1,702	*	8x8, Inc	27,232
754	*	A10 Networks, Inc	5,135
11,519		Accenture plc	2,473,360
2,058	*	ACI Worldwide, Inc	55,545
8,694	*	Adobe, Inc	3,784,585
2,865	*	Akamai Technologies, Inc	306,813
790	*	Alarm.com Holdings, Inc	51,200
829		Alliance Data Systems Corp	37,404
677	*	Altair Engineering, Inc	26,911
944	*,e	Alteryx, Inc	155,080
2,449		Amdocs Ltd	149,095
370	*	American Software, Inc (Class A)	5,831
2,321	*	Anaplan, Inc	105,165
1,554	*	Ansys, Inc	453,348
306	*	Appfolio, Inc	49,789
528	*	Appian Corp	27,060
1,300	*	Aspen Technology, Inc	134,693
2,234	*	Atlassian Corp plc	402,723
3,961	*	Autodesk, Inc	947,432
7,767		Automatic Data Processing, Inc	1,156,429
1,377	*	Avalara, Inc	183,265
1,730	*	Avaya Holdings Corp	21,383
527	*	Benefitfocus, Inc	5,671
281	*	Bill.Com Holdings, Inc	25,349
2,568	*	Black Knight, Inc	186,334
919		Blackbaud, Inc	52,457
875	*	Blackline, Inc	72,546
2,513		Booz Allen Hamilton Holding Co	195,486
808	*	Bottomline Technologies, Inc	41,022
2,592	*	Box, Inc	53,810
460	*	Brightcove, Inc	3,625
2,063		Broadridge Financial Solutions, Inc	260,330
451	*	CACI International, Inc (Class A)	97,813
5,009	*	Cadence Design Systems, Inc	480,664
708	*	Cardtronics plc	16,978
222		Cass Information Systems, Inc	8,665
2,269		CDK Global, Inc	93,982
664	*	Cerence Inc	27,118
1,888	*	Ceridian HCM Holding, Inc	149,662
378	*	ChannelAdvisor Corp	5,988
2,198		Citrix Systems, Inc	325,106
3,805	*	Cloudera, Inc	48,400
1,939	*	Cloudflare, Inc	69,707
9,775		Cognizant Technology Solutions Corp (Class A)	555,415
606	*	Commvault Systems, Inc	23,452
3,045	*	Conduent, Inc	7,278

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,318		CoreLogic Inc	$88,596
985	*	Cornerstone OnDemand, Inc	37,982
1,191	*	Coupa Software, Inc	329,955
2,069	*	Crowdstrike Holdings, Inc	207,500
520		CSG Systems International, Inc	21,523
2,733	*	Datadog, Inc	237,634
348	*,e	Digimarc Corp	5,565
1,755	*	Digital Turbine, Inc	22,060
3,168	*	DocuSign, Inc	545,561
549	*	Domo, Inc	17,661
4,320	*	Dropbox, Inc	94,046
4,799		DXC Technology Co	79,183
2,709	*	Dynatrace, Inc	109,985
387		Ebix, Inc	8,653
543	*	eGain Corp	6,033
970	*	Elastic NV	89,444
895	*	Endurance International Group Holdings, Inc	3,607
884	*	Envestnet, Inc	65,009
940	*	EPAM Systems, Inc	236,889
898	*	Euronet Worldwide, Inc	86,046
614	*	Everbridge, Inc	84,953
989	*	Everi Holdings, Inc	5,103
941		EVERTEC, Inc	26,442
774	*	Evo Payments, Inc	17,670
511	*	ExlService Holdings, Inc	32,397
516	*	Fair Isaac Corp	215,709
1,308	*	Fastly, Inc	111,350
11,140		Fidelity National Information Services, Inc	1,493,763
3,709	*	FireEye, Inc	45,157
10,108	*	Fiserv, Inc	986,743
1,139	*	Five9, Inc	126,053
1,496	*	FleetCor Technologies, Inc	376,289
713	*	ForeScout Technologies, Inc	15,116
2,417	*	Fortinet, Inc	331,782
1,574	*	Gartner, Inc	190,973
3,573		Genpact Ltd	130,486
5,392		Global Payments, Inc	914,591
966		GlobalSCAPE, Inc	9,418
644	*	Globant S.A.	96,503
3,013	*	GoDaddy, Inc	220,943
1,073	*	GreenSky, Inc	5,258
620	*,e	GTT Communications, Inc	5,059
1,102	*,e	GTY Technology Holdings Inc	4,590
1,428	*	Guidewire Software, Inc	158,294
450		Hackett Group, Inc	6,093
759	*	HubSpot, Inc	170,282
139	*	I3 Verticals, Inc	4,205
513	*	Information Services Group, Inc	1,062
156	*	Intelligent Systems Corp	5,316
16,032		International Business Machines Corp	1,936,185
4,573		Intuit, Inc	1,354,477
914	*	j2 Global, Inc	57,774
1,391		Jack Henry & Associates, Inc	255,986
2,207		KBR, Inc	49,768
2,410		Leidos Holdings, Inc	225,745
2,061	*	Limelight Networks, Inc	15,169
1,122	*	Liveperson, Inc	46,484
1,208	*	LiveRamp Holdings, Inc	51,304
929		LogMeIn, Inc	78,751
945	*	Majesco	7,428
1,102	*	Manhattan Associates, Inc	103,808
473		Mantech International Corp (Class A)	32,396
15,929		Mastercard, Inc (Class A)	4,710,205
1,221		MAXIMUS, Inc	86,019
1,450	*	Medallia, Inc	36,598
135,159		Microsoft Corp	27,506,208

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

147	*	MicroStrategy, Inc (Class A)	$17,389
967	*	Mimecast Ltd	40,285
467	*	Mitek Systems, Inc	4,488
2,278	*	MobileIron, Inc	11,231
704	*	Model N, Inc	24,471
747	*	MongoDB, Inc	169,076
885	*	New Relic, Inc	60,976
1,445		NIC, Inc	33,177
10,159		NortonLifelock, Inc	201,453
5,319	*	Nuance Communications, Inc	134,597
3,066	*	Nutanix, Inc	72,680
2,061	*	Okta, Inc	412,674
469	*	OneSpan, Inc	13,099
35,654		Oracle Corp	1,970,597
1,219	*	Pagerduty, Inc	34,888
1,736	*	Palo Alto Networks, Inc	398,707
5,839		Paychex, Inc	442,304
896	*	Paycom Software, Inc	277,518
612	*	Paylocity Holding Corp	89,285
21,209	*	PayPal Holdings, Inc	3,695,244
655	*	Paysign Inc	6,360
804		Pegasystems, Inc	81,341
509	*	Perficient, Inc	18,212
2,607		Perspecta, Inc	60,561
249	*	Ping Identity Holding Corp	7,990
1,674	*	Pluralsight, Inc	30,216
766		Progress Software Corp	29,682
989	*	Proofpoint, Inc	109,898
671	*	PROS Holdings, Inc	29,813
1,840	*	PTC, Inc	143,134
857	*	Q2 Holdings, Inc	73,522
144		QAD, Inc (Class A)	5,944
667	*	Qualys, Inc	69,381
847	*	Rapid7, Inc	43,214
1,516	*	RealPage, Inc	98,555
628	*	Repay Holdings Corp	15,468
1,545	*	Rimini Street, Inc	7,957
1,368	*	RingCentral, Inc	389,894
279	*	Rosetta Stone, Inc	4,704
5,212		Sabre Corp	42,009
1,565	*	SailPoint Technologies Holding, Inc	41,426
15,634	*	salesforce.com, Inc	2,928,717
433		Sapiens International Corp NV	12,115
1,043		Science Applications International Corp	81,020
96	*	SecureWorks Corp	1,097
3,440	*	ServiceNow, Inc	1,393,406
307	*,e	ShotSpotter, Inc	7,736
6,726	*	Slack Technologies, Inc	209,111
1,969	*	Smartsheet, Inc	100,261
852	*	SolarWinds Corp	15,055
2,866	*	Splunk, Inc	569,474
599	*	SPS Commerce, Inc	44,997
6,488	*	Square, Inc	680,851
4,161		SS&C Technologies Holdings, Inc	235,013
2,770	*	StoneCo Ltd	107,365
2,089	*	SVMK, Inc	49,175
1,480		Switch, Inc	26,374
605	*	Sykes Enterprises, Inc	16,734
1,067	*	Synchronoss Technologies, Inc	3,767
2,702	*	Synopsys, Inc	526,890
485	*	TeleNav, Inc	2,663
1,038	*	Tenable Holdings, Inc	30,943
2,058	*	Teradata Corp	42,806
747	*	Trade Desk, Inc	303,655
453		TTEC Holdings, Inc	21,092
143	*,e	Tucows, Inc	8,197

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,306	*	Twilio, Inc	$505,983
732	*	Tyler Technologies, Inc	253,916
769	*	Unisys Corp	8,390
395	*	Upland Software, Inc	13,730
1,635	*	Upwork, Inc	23,609
536	*	Varonis Systems, Inc	47,425
1,154	*	Verint Systems, Inc	52,138
1,861	*	VeriSign, Inc	384,911
422	*	Veritone, Inc	6,271
2,291	*	Verra Mobility Corp	23,551
1,303		VirnetX Holding Corp	8,469
427	*	Virtusa Corp	13,865
30,478		Visa, Inc (Class A)	5,887,435
1,376	*,e	VMware, Inc (Class A)	213,087
7,616		Western Union Co	164,658
739	*	WEX, Inc	121,942
3,061	*	Workday, Inc	573,509
617	*	Workiva, Inc	33,003
1,587		Xperi Holding Corp	23,424
1,753	*	Yext, Inc	29,117
1,979	*	Zendesk, Inc	175,201
803	*	Zix Corp	5,541
3,011	*	Zoom Video Communications, Inc	763,409
1,267	*	Zscaler, Inc	138,737
1,498	*	Zuora Inc	19,100

		TOTAL SOFTWARE & SERVICES	84,369,322

TECHNOLOGY HARDWARE & EQUIPMENT - 6.7%
1,699	*,e	3D Systems Corp	11,876
806		Adtran, Inc	8,810
400	*	Agilysys, Inc	7,176
5,236		Amphenol Corp (Class A)	501,661
73,811		Apple, Inc	26,926,253
285	*,e	Applied Optoelectronics, Inc	3,098
1,083	*	Arista Networks, Inc	227,462
1,226	*	Arlo Technologies, Inc	3,163
1,493	*	Arrow Electronics, Inc	102,554
470	*	Avid Technology, Inc	3,417
1,997		Avnet, Inc	55,686
438		Badger Meter, Inc	27,559
144		Bel Fuse, Inc (Class B)	1,545
636		Belden CDT, Inc	20,702
773		Benchmark Electronics, Inc	16,697
528	*	CalAmp Corp	4,229
643	*	Calix, Inc	9,581
1,029	*	Casa Systems, Inc	4,281
2,565		CDW Corp	298,002
2,798	*	Ciena Corp	151,540
76,638		Cisco Systems, Inc	3,574,396
153	*	Clearfield, Inc	2,136
2,887		Cognex Corp	172,412
382	*	Coherent, Inc	50,034
3,172	*	CommScope Holding Co, Inc	26,423
356		Comtech Telecommunications Corp	6,013
13,563		Corning, Inc	351,282
485		CTS Corp	9,719
548		Daktronics, Inc	2,384
2,789	*	Dell Technologies, Inc	153,228
1,043	*	Diebold, Inc	6,321
400	*	Digi International, Inc	4,660
1,151		Dolby Laboratories, Inc (Class A)	75,816
740	*	EchoStar Corp (Class A)	20,690
202	*	ePlus, Inc	14,277
1,698	*	Extreme Networks, Inc	7,369
1,098	*	F5 Networks, Inc	153,149

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

727	*	Fabrinet	$45,379
256	*	FARO Technologies, Inc	13,722
4,513	*	Fitbit, Inc	29,154
2,414		FLIR Systems, Inc	97,936
1,256	*	Harmonic, Inc	5,966
23,481		Hewlett Packard Enterprise Co	228,470
25,857		HP, Inc	450,687
1,598	*	II-VI, Inc	75,458
400	*	Immersion Corp	2,492
2,966	*	Infinera Corp	17,559
1,774	*,e	Inseego Corp	20,578
698	*	Insight Enterprises, Inc	34,342
1,417	*	Intellicheck, Inc	10,698
539		InterDigital, Inc	30,524
631	*	IPG Photonics Corp	101,206
397	*	Iteris, Inc	1,888
678	*	Itron, Inc	44,917
2,790		Jabil Inc	89,503
6,230		Juniper Networks, Inc	142,418
3,422	*	Keysight Technologies, Inc	344,869
411	*	Kimball Electronics, Inc	5,565
1,352	*	Knowles Corp	20,631
254	*	KVH Industries, Inc	2,268
375		Littelfuse, Inc	63,986
1,378	*	Lumentum Holdings, Inc	112,210
569		Methode Electronics, Inc	17,787
3,074		Motorola Solutions, Inc	430,760
261		MTS Systems Corp	4,591
171	*	Napco Security Technologies, Inc	4,000
2,304		National Instruments Corp	89,188
2,406	*	NCR Corp	41,672
4,038		NetApp, Inc	179,166
505	*	Netgear, Inc	13,074
1,389	*	Netscout Systems, Inc	35,503
829	*	nLight, Inc	18,453
592	*	Novanta, Inc	63,208
280	*	OSI Systems, Inc	20,899
985	*	PAE, Inc	9,417
182	*,e	PAR Technology Corp	5,447
196		PC Connection, Inc	9,087
526	e	Plantronics, Inc	7,722
521	*	Plexus Corp	36,762
4,045	*	Pure Storage, Inc	70,100
1,954	*	Research Frontiers, Inc	7,933
704	*	Ribbon Communications, Inc	2,767
323	*	Rogers Corp	40,246
1,157	*	Sanmina Corp	28,971
381	*	Scansource, Inc	9,178
764	*	Super Micro Computer, Inc	21,690
805		Synnex Corp	96,415
657	*	Tech Data Corp	95,265
4,551	*	Trimble Inc	196,558
1,439	*	TTM Technologies, Inc	17,066
156		Ubiquiti, Inc	27,231
1,003	*	Viasat, Inc	38,485
4,189	*	Viavi Solutions, Inc	53,368
2,099		Vishay Intertechnology, Inc	32,052
161	*	Vishay Precision Group, Inc	3,957
5,297		Western Digital Corp	233,863
271	*,e	Wrap Technologies Inc	2,840
3,647		Xerox Holdings Corp	55,763
953	*	Zebra Technologies Corp (Class A)	243,920

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	37,272,431

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 1.7%
3,945		Alaska Communications Systems Group, Inc	$11,007
184	*	Anterix, Inc	8,343
128,661		AT&T, Inc	3,889,422
251		ATN International, Inc	15,203
342	*	Bandwidth Inc	43,434
1,215	*	Boingo Wireless, Inc	16,184
19,284		CenturyLink, Inc	193,419
727	*	Cincinnati Bell, Inc	10,796
772		Cogent Communications Group, Inc	59,722
1,064	*	Consolidated Communications Holdings, Inc	7,203
1,815	*	GCI Liberty, Inc	129,083
4,527	*,e	Gogo, Inc	14,305
1,842	*	Iridium Communications, Inc	46,860
681	*	Liberty Latin America Ltd (Class A)	6,619
1,811	*	Liberty Latin America Ltd (Class C)	17,096
259	*	Ooma, Inc	4,268
1,000	*	ORBCOMM, Inc	3,850
869		Shenandoah Telecom Co	42,833
309		Spok Holdings, Inc	2,889
1,775		Telephone & Data Systems, Inc	35,287
9,715	*	T-Mobile US, Inc	1,011,817
247	*	US Cellular Corp	7,625
74,813		Verizon Communications, Inc	4,124,441
4,303	*	Vonage Holdings Corp	43,288

		TOTAL TELECOMMUNICATION SERVICES	9,744,994

TRANSPORTATION - 1.8%
1,148	*	Air Transport Services Group, Inc	25,566
2,129		Alaska Air Group, Inc	77,198
268		Allegiant Travel Co	29,268
157		Amerco, Inc	47,444
7,444		American Airlines Group, Inc	97,293
378		ArcBest Corp	10,021
363	*	Atlas Air Worldwide Holdings, Inc	15,620
1,153	*	Avis Budget Group, Inc	26,392
2,384		CH Robinson Worldwide, Inc	188,479
554		Copa Holdings S.A. (Class A)	28,010
542		Costamare, Inc	3,014
185	*	Covenant Transportation Group, Inc	2,670
13,764		CSX Corp	959,901
828	*	Daseke, Inc	3,254
11,365		Delta Air Lines, Inc	318,788
609	*	Eagle Bulk Shipping, Inc	1,334
427	*	Echo Global Logistics, Inc	9,232
3,051		Expeditors International of Washington, Inc	231,998
4,319		FedEx Corp	605,610
725		Forward Air Corp	36,119
127		Genco Shipping & Trading Ltd	798
828		Hawaiian Holdings, Inc	11,625
728		Heartland Express, Inc	15,157
505	*	Hub Group, Inc (Class A)	24,169
1,477		JB Hunt Transport Services, Inc	177,742
5,315	*	JetBlue Airways Corp	57,933
1,750		Kansas City Southern	261,258
1,157	*	Kirby Corp	61,969
2,188	e	Knight-Swift Transportation Holdings, Inc	91,261
719		Landstar System, Inc	80,751
4,260	*	Lyft, Inc (Class A)	140,623
1,216		Macquarie Infrastructure Co LLC	37,319
531		Marten Transport Ltd	13,360
668		Matson, Inc	19,439
1,581	*	Mesa Air Group, Inc	5,439
4,655		Norfolk Southern Corp	817,278
1,737		Old Dominion Freight Line	294,578

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

34	*	PAM Transportation Services, Inc	$1,046
124		Park-Ohio Holdings Corp	2,057
580	*	Radiant Logistics, Inc	2,279
883		Ryder System, Inc	33,121
715	*	Safe Bulkers, Inc	872
499	*	Saia, Inc	55,479
932		Schneider National, Inc	22,992
93		Scorpio Bulkers, Inc	1,423
802		Skywest, Inc	26,161
10,524		Southwest Airlines Co	359,710
1,539	*	Spirit Airlines, Inc	27,394
24,552	*	Uber Technologies, Inc	763,076
12,282		Union Pacific Corp	2,076,518
5,147	*	United Airlines Holdings Inc	178,138
12,743		United Parcel Service, Inc (Class B)	1,416,767
122		Universal Logistics Holdings Inc	2,120
315	*	US Xpress Enterprises, Inc	1,890
1,147		Werner Enterprises, Inc	49,929
1,622	*	XPO Logistics, Inc	125,300

		TOTAL TRANSPORTATION	9,974,182

UTILITIES - 3.0%
11,476		AES Corp	166,287
1,097		Allete, Inc	59,907
4,427		Alliant Energy Corp	211,788
4,560		Ameren Corp	320,842
9,066		American Electric Power Co, Inc	722,016
745		American States Water Co	58,579
3,315		American Water Works Co, Inc	426,508
111		Artesian Resources Corp	4,028
1,866	*,e	Atlantic Power Corp	3,732
2,213		Atmos Energy Corp	220,371
1,049		Avangrid, Inc	44,037
1,326		Avista Corp	48,253
1,043		Black Hills Corp	59,096
499		Brookfield Infrastructure Corp	22,725
324	*,e	Cadiz, Inc	3,292
1,034		California Water Service Group	49,322
8,716		Centerpoint Energy, Inc	162,728
358		Chesapeake Utilities Corp	30,072
545		Clearway Energy, Inc (Class A)	11,429
1,281		Clearway Energy, Inc (Class C)	29,540
4,975		CMS Energy Corp	290,640
5,982		Consolidated Edison, Inc	430,285
420		Consolidated Water Co, Inc	6,061
15,028		Dominion Energy, Inc	1,219,973
3,346		DTE Energy Co	359,695
13,079		Duke Energy Corp	1,044,881
6,442		Edison International	349,865
818		El Paso Electric Co	54,806
3,547		Entergy Corp	332,744
7,483		Equitable Holdings, Inc	144,347
3,872		Essential Utilities Inc	163,553
4,232		Evergy, Inc	250,915
5,871		Eversource Energy	488,878
17,695		Exelon Corp	642,152
9,412		FirstEnergy Corp	364,997
1,409		Genie Energy Ltd	10,370
133		Global Water Resources, Inc	1,402
2,117		Hawaiian Electric Industries, Inc	76,339
960		Idacorp, Inc	83,875
3,858		MDU Resources Group, Inc	85,571
640		MGE Energy, Inc	41,286
240		Middlesex Water Co	16,123

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,632		National Fuel Gas Co	$68,430
1,561		New Jersey Resources Corp	50,967
8,853		NextEra Energy, Inc	2,126,225
6,737		NiSource, Inc	153,199
666		Northwest Natural Holding Co	37,156
1,170		NorthWestern Corp	63,788
4,538		NRG Energy, Inc	147,757
3,806		OGE Energy Corp	115,550
919		ONE Gas, Inc	70,809
751		Ormat Technologies, Inc	47,681
743		Otter Tail Corp	28,821
9,382	*,b	PG&E Corp	83,218
2,036		Pinnacle West Capital Corp	149,218
1,605		PNM Resources, Inc	61,696
1,712		Portland General Electric Co	71,579
14,087		PPL Corp	364,008
9,020		Public Service Enterprise Group, Inc	443,423
250	*	Pure Cycle Corp	2,298
105		RGC Resources, Inc	2,538
5,236		Sempra Energy	613,816
505		SJW Corp	31,366
1,730		South Jersey Industries, Inc	43,233
18,748		Southern Co	972,084
1,057		Southwest Gas Holdings Inc	72,986
162		Spark Energy, Inc	1,145
907		Spire, Inc	59,599
576	*	Sunnova Energy International, Inc	9,832
2,000		TerraForm Power, Inc	36,880
3,726		UGI Corp	118,487
537		Unitil Corp	24,068
8,582		Vistra Energy Corp	159,797
5,574		WEC Energy Group, Inc	488,561
9,613		Xcel Energy, Inc	600,813
203		York Water Co	9,736

		TOTAL UTILITIES	16,444,074

		TOTAL COMMON STOCKS	550,765,386

		(Cost $261,678,643)

RIGHTS / WARRANTS - 0.0%

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
5		Pulse Biosciences, Inc	0

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	0

MEDIA & ENTERTAINMENT - 0.0%
1,666	†	Media General, Inc	0

		TOTAL MEDIA & ENTERTAINMENT	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
626	†	Elanco Animal Health, Inc CVR	35
145	†	Tobira Therapeutics, Inc	9

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	44

TELECOMMUNICATION SERVICES - 0.0%
6,884		T-Mobile US, Inc	1,157

		TOTAL TELECOMMUNICATION SERVICES	1,157

		TOTAL RIGHTS / WARRANTS	1,201

		(Cost $2,571)

TIAA-CREF LIFE FUNDS - Stock Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.3%

REPURCHASE AGREEMENT - 0.9%
$4,860,000	r	Fixed Income Clearing Corp	0.070%	07/01/20	$4,860,000

		TOTAL REPURCHASE AGREEMENT			4,860,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
2,295,108	c	State Street Navigator Securities Lending Government Money Market Portfolio			2,295,108

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			2,295,108

		TOTAL SHORT-TERM INVESTMENTS			7,155,108

		(Cost $7,155,108)
		TOTAL INVESTMENTS - 100.4% (Cost $268,836,322)			557,921,695
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(2,130,670)

		NET ASSETS - 100.0%			$555,791,025

Abbreviation(s):

CVR	Contingent Value Right
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,038,336.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2020, the aggregate value of these securities is $29,342 or 0.0% of net assets.

r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 6/30/20 to be repurchased at $4,860,000 on 7/1/20, collateralized by U.S. Treasury Notes valued at $4,957,308.

Futures contracts outstanding as of June 30, 2020 were as follows:
Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	31	09/18/20	$4,880,827	$4,789,810	$(91,017)

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 95.6%

AUSTRALIA - 5.8%
41,068		BHP Billiton Ltd	$1,022,507
13,974		Commonwealth Bank of Australia	674,865
8,270		CSL Ltd	1,644,812
120,983		Fortescue Metals Group Ltd	1,176,157
101,424	*,e	NEXTDC Ltd	697,617
7,585		Rio Tinto plc	426,858

		TOTAL AUSTRALIA	5,642,816

BRAZIL - 0.8%
23,400		Cia Brasileira de Distribuicao	305,425
76,000		Lojas Americanas S.A. (Preference)	449,731

		TOTAL BRAZIL	755,156

CHINA - 3.1%
3,733	*	Alibaba Group Holding Ltd (ADR)	805,208
13,349	*	GDS Holdings Ltd (ADR)	1,063,381
9,960		Tencent Holdings Ltd	638,216
28,000	*,g	Wuxi Biologics Cayman, Inc	513,957

		TOTAL CHINA	3,020,762

DENMARK - 4.7%
13,471		DSV AS	1,654,709
25,952		Novo Nordisk AS	1,690,714
10,449	g	Orsted AS	1,205,830

		TOTAL DENMARK	4,551,253

FINLAND - 0.6%
14,282		Neste Oil Oyj	560,941

		TOTAL FINLAND	560,941

FRANCE - 14.1%
22,804		Airbus SE	1,633,993
38,991		BNP Paribas S.A.	1,557,846
36,086		Compagnie de Saint-Gobain	1,302,017
108,932		Credit Agricole S.A.	1,034,383
7,651		Dassault Systemes S.A.	1,328,159
8,487		Essilor International S.A.	1,091,499
2,131		Kering	1,165,058
12,476		Sanofi-Aventis	1,272,359
18,831		Schneider Electric S.A.	2,094,697
13,854		Vinci S.A.	1,284,587

		TOTAL FRANCE	13,764,598

GERMANY - 11.0%
2,956		Adidas-Salomon AG.	779,354
5,992		BASF SE	336,566
15,512		Bayer AG.	1,149,803
13,672		Bayerische Motoren Werke AG.	872,829
7,852		HeidelbergCement AG.	420,331
95,045		Infineon Technologies AG.	2,227,112
12,923	*	Lanxess AG.	683,388
17,007		RWE AG.	595,365
6,895		SAP AG.	963,848
23,503		Siemens AG.	2,771,875

		TOTAL GERMANY	10,800,471

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

HONG KONG - 2.2%
51,399		Hong Kong Exchanges and Clearing Ltd	$2,189,170

		TOTAL HONG KONG	2,189,170

IRELAND - 1.6%
44,310		CRH plc	1,525,161

		TOTAL IRELAND	1,525,161

ITALY - 3.1%
81,288		Enel S.p.A.	703,015
27,171		Moncler S.p.A	1,044,821
143,589		UniCredit S.p.A.	1,325,213

		TOTAL ITALY	3,073,049

JAPAN - 20.4%
32,500		Daiichi Sankyo Co Ltd	2,658,227
8,184		Daikin Industries Ltd	1,324,171
50,151	*	Hitachi Ltd	1,594,041
19,600	e	Kao Corp	1,555,413
6,173		Nintendo Co Ltd	2,759,754
60,200		ORIX Corp	747,519
49,300		Recruit Holdings Co Ltd	1,695,435
25,200	*	SBI Holdings, Inc	546,853
45,792		Sony Corp	3,161,028
40,200		Sumitomo Mitsui Financial Group, Inc	1,134,516
13,800		Tokio Marine Holdings, Inc	604,067
33,983		Toyota Motor Corp	2,136,989

		TOTAL JAPAN	19,918,013

KOREA, REPUBLIC OF - 0.7%
1,670		LG Chem Ltd	689,174

		TOTAL KOREA, REPUBLIC OF	689,174

NETHERLANDS - 4.1%
6,764		ASML Holding NV	2,474,358
224,891		ING Groep NV	1,567,693

		TOTAL NETHERLANDS	4,042,051

RUSSIA - 1.0%
30,708	*	Sberbank of Russia (ADR)	348,229
12,936	*	Yandex NV	647,058

		TOTAL RUSSIA	995,287

SPAIN - 0.7%
60,523		Iberdrola S.A.	706,587

		TOTAL SPAIN	706,587

SWITZERLAND - 8.3%
130,070	*	Credit Suisse Group	1,353,361
3,054		Lonza Group AG.	1,617,696
16,531		Nestle S.A.	1,832,802
9,555		Roche Holding AG.	3,310,325

		TOTAL SWITZERLAND	8,114,184

TAIWAN - 1.1%
19,036		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	1,080,674

		TOTAL TAIWAN	1,080,674

UNITED KINGDOM - 10.7%
28,903		Ashtead Group plc	974,986
24,634		AstraZeneca plc	2,563,769
39,977		British American Tobacco plc	1,533,230

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY			VALUE

7,508		Linde plc (Xetra)			$1,590,153
1,914,110		Lloyds TSB Group plc			738,386
15,960		Reckitt Benckiser Group plc			1,468,295
558,609		Tesco plc			1,571,179

		TOTAL UNITED KINGDOM			10,439,998

UNITED STATES - 1.6%
18,565		Las Vegas Sands Corp			845,450
9,360		Wynn Resorts Ltd			697,226

		TOTAL UNITED STATES			1,542,676

		TOTAL COMMON STOCKS			93,412,021

		(Cost $96,790,569)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 4.1%

REPURCHASE AGREEMENT - 4.1%
$4,000,000	r	Fixed Income Clearing Corp	0.070%	07/01/20	4,000,000

		TOTAL REPURCHASE AGREEMENT			4,000,000

		TOTAL SHORT-TERM INVESTMENTS			4,000,000

		(Cost $4,000,000)
		TOTAL INVESTMENTS - 99.7%			97,412,021
		(Cost $100,790,569)
		OTHER ASSETS & LIABILITIES, NET - 0.3%			324,622

		NET ASSETS - 100.0%			$97,736,643

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,517,992.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2020, the aggregate value of these securities is $1,719,787 or 1.8% of net assets.

r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 6/30/20 to be repurchased at $4,000,000 on 7/1/20, collateralized by U.S. Treasury Notes valued at $4,080,097.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

June 30, 2020

SECTOR	VALUE	% OF NET ASSETS
HEALTH CARE	$16,421,663	16.7%
INDUSTRIALS	14,736,471	15.1
FINANCIALS	13,822,101	14.1
CONSUMER DISCRETIONARY	13,049,193	13.4
INFORMATION TECHNOLOGY	11,429,190	11.7
CONSUMER STAPLES	8,266,345	8.5
MATERIALS	7,870,294	8.1
COMMUNICATION SERVICES	4,045,029	4.1
UTILITIES	3,210,795	3.3
ENERGY	560,940	0.6
SHORT-TERM INVESTMENTS	4,000,000	4.1
OTHER ASSETS & LIABILITIES, NET	324,622	0.3

NET ASSETS	$97,736,643	100.0%

TIAA-CREF LIFE FUNDS - Core Bond Fund

TIAA-CREF LIFE FUNDS

CORE BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2020

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.4%

BANKS - 0.0%
$ 98,500	i	BCPE Rover Merger Sub, Inc	LIBOR 1 M + 4.250%	4.428%	11/28/25	$71,347

		TOTAL BANKS				71,347

CAPITAL GOODS - 0.1%
48,490	i	Sensata Technologies, Inc	LIBOR 1 M + 1.750%	1.940	09/18/26	34,995
98,130	i	TransDigm, Inc	LIBOR 1 M + 2.250%	2.428	08/22/24	88,364

		TOTAL CAPITAL GOODS				123,359

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
98,608	i	GFL Environmental, Inc	LIBOR 3 M + 3.000%	4.000	05/30/25	57,870
9,053	i	Spin Holdco, Inc	LIBOR 3 M + 3.250%	4.250	11/14/22	94,154
49,619	i	Trans Union LLC	LIBOR 1 M + 1.750%	1.928	11/16/26	94,978

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				247,002

CONSUMER SERVICES - 0.1%
115,000	i,q	CDS US Intermediate Holdings, Inc	LIBOR 3 M + 3.750%	4.750	07/08/22	42,748
34,732	i	KUEHG Corp	LIBOR 3 M + 3.750%	4.750	02/21/25	38,323
75,000	i	Scientific Games International, Inc	LIBOR 1 and 3 M + 2.750%	3.612	08/14/24	43,324

		TOTAL CONSUMER SERVICES				124,395

DIVERSIFIED FINANCIALS - 0.0%
9,755	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	2.428	03/24/25	32,724

		TOTAL DIVERSIFIED FINANCIALS				32,724

ENERGY - 0.1%
50,594	i	Buckeye Partners LP	LIBOR 1 M + 2.750%	2.923	11/02/26	71,558
98,254	i	Delek US Holdings, Inc	LIBOR 1 M + 2.250%	2.428	03/31/25	46,016

		TOTAL ENERGY				117,574

FOOD, BEVERAGE & TOBACCO - 0.1%
74,622	i	Froneri US, Inc	LIBOR 1 M + 2.250%	2.428	01/29/27	140,719
39,364	i	Hostess Brands LLC	LIBOR 1 and 3 M + 2.250%	3.010	08/01/25	123,568

		TOTAL FOOD, BEVERAGE & TOBACCO				264,287

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
48,609	i	Da Vinci Purchaser Corp	LIBOR 3 M + 4.000%	5.238	01/08/27	72,844
252,908	i	Endo Luxembourg Finance I Co Sarl	LIBOR 3 M + 4.250%	5.000	04/29/24	93,767
95,794	i	Envision Healthcare Corp	LIBOR 1 M + 3.750%	3.928	10/10/25	64,030
75,000	i	Greatbatch Ltd	LIBOR 1 M + 2.500%	3.500	10/27/22	31,882
35,427	i	Grifols Worldwide Operations USA, Inc	LIBOR 1 M + 2.000%	2.109	11/15/27	71,724
34,697	i	NMN Holdings III Corp	LIBOR 1 M + 3.750%	3.928	11/13/25	38,136
40,678	i	NMN Holdings III Corp	LIBOR 1 M + 3.750%	3.928	11/13/25	8,181

		TOTAL HEALTH CARE EQUIPMENT & SERVICES				380,564

INSURANCE - 0.1%
94,521	i	Acrisure LLC	LIBOR 1 M + 3.500%	3.678	02/15/27	92,604
150,000	i	NFP Corp	LIBOR 1 M + 3.250%	3.428	02/15/27	92,768

		TOTAL INSURANCE				185,372

MATERIALS - 0.2%
48,738	i	Berry Global, Inc	LIBOR 1 M + 2.000%	2.177	10/01/22	97,227
98,750	i	Chemours Co	LIBOR 1 M + 1.750%	1.930	04/03/25	46,704

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 34,825	i	Messer Industries USA, Inc	LIBOR 3 M + 2.500%	2.808%	03/01/26	$93,936
100,000	i	Starfruit US Holdco LLC	LIBOR 1 M + 3.000%	3.188	10/01/25	90,041

		TOTAL MATERIALS				327,908

MEDIA & ENTERTAINMENT - 0.0%
32,434	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	2.180	10/04/23	46,923
50,000	i	Nielsen Finance LLC	LIBOR 1 M + 3.750%	4.750	06/06/25	14,831
49,747	i	Virgin Media Bristol LLC	LIBOR 1 M + 2.500%	2.685	01/31/28	47,637

		TOTAL MEDIA & ENTERTAINMENT				109,391

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
68,571	i	Bausch Health Americas, Inc	LIBOR 1 M + 3.000%	3.190	06/02/25	75,295
15,000	i	Bausch Health Americas, Inc	LIBOR 1 M + 2.750%	2.940	11/27/25	66,181

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				141,476

REAL ESTATE - 0.0%
99,485	i	Cushman & Wakefield plc	LIBOR 1 M + 2.750%	2.928	08/21/25	92,309

		TOTAL REAL ESTATE				92,309

RETAILING - 0.0%
99,750	i	Camelot Finance S.A.	LIBOR 1 M + 3.000%	3.178	10/28/26	24,051

		TOTAL RETAILING				24,051

SOFTWARE & SERVICES - 0.1%
74,625	i	Dun & Bradstreet Corp	LIBOR 1 M + 4.000%	4.184	02/06/26	72,755
45,449	i	NeuStar, Inc	LIBOR 3 M + 3.500%	4.572	08/08/24	89,432

		TOTAL SOFTWARE & SERVICES				162,187

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
24,875	i	Dell International LLC	LIBOR 1 M + 2.000%	2.750	09/19/25	91,956
97,985	i	Plantronics, Inc	LIBOR 1 and 3 M + 2.500%	3.572	07/02/25	81,701

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				173,657

TELECOMMUNICATION SERVICES - 0.1%
11,765	i	CNT Holdings III Corp	LIBOR 3 M + 3.000%	4.080	01/22/23	47,196
8,726	i	T-Mobile USA, Inc	LIBOR 1 M + 3.000%	3.178	04/01/27	114,752

		TOTAL TELECOMMUNICATION SERVICES				161,948

TRANSPORTATION - 0.0%
96,215	i	American Airlines, Inc	LIBOR 1 M + 2.000%	2.185	12/14/23	38,577
93,907	i	Delta Air Lines, Inc	LIBOR 3 M + 4.750%	5.510	04/27/23	9,794
25,000	h,i	United Air Lines, Inc	LIBOR 2 M + 5.250%	6.500	06/26/27	24,802

		TOTAL TRANSPORTATION				73,173

UTILITIES - 0.0%
74,813	i	ProQuest LLC	LIBOR 1 M + 3.500%	3.678	10/23/26	33,573

		TOTAL UTILITIES				33,573

		TOTAL BANK LOAN OBLIGATIONS				2,846,297

		(Cost $3,053,801)

BONDS - 95.9%

CORPORATE BONDS - 44.3%

AUTOMOBILES & COMPONENTS - 0.4%
13,000	g	Adient US LLC		9.000	04/15/25	14,004
100,000	g	Dana Financing Luxembourg SARL		6.500	06/01/26	103,500
5,000		Dana, Inc		5.375	11/15/27	4,963
50,000		Ford Motor Co		8.500	04/21/23	52,875
100,000	g	Gates Global LLC		6.250	01/15/26	99,041
150,000		General Motors Co		6.125	10/01/25	168,571
125,000		General Motors Co		5.200	04/01/45	120,884

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE		VALUE

$ 100,000	g	Hyundai Capital America	3.000%	02/10/27		$98,750
175,000		Magna International, Inc	3.625	06/15/24		190,460

		TOTAL AUTOMOBILES & COMPONENTS				853,048

BANKS - 8.2%
200,000	g	Australia & New Zealand Banking Group Ltd	2.950	07/22/30		204,047
200,000	g	Banco del Estado de Chile	2.704	01/09/25		205,500
200,000	g	Banco Internacional del Peru SAA Interbank	3.375	01/18/23		202,942
200,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	5.375	04/17/25		218,880
200,000		Banco Santander S.A.	3.800	02/23/28		217,033
200,000		Bancolombia S.A.	3.000	01/29/25		196,020
200,000	g	Bank Leumi Le-Israel BM	3.275	01/29/31		194,286
200,000		Bank of America Corp	3.875	08/01/25		226,446
600,000		Bank of America Corp	2.456	10/22/25		631,216
500,000		Bank of America Corp	4.250	10/22/26		573,161
200,000		Bank of America Corp	3.248	10/21/27		220,575
100,000		Bank of America Corp	3.824	01/20/28		113,730
125,000		Bank of America Corp	3.419	12/20/28		139,205
325,000		Bank of America Corp	2.884	10/22/30		351,592
850,000		Bank of America Corp	2.496	02/13/31		890,960
275,000		Bank of America Corp	2.592	04/29/31		290,882
100,000		Bank of America Corp	6.100	N/A	‡	105,500
200,000		Barclays plc	4.338	05/16/24		215,396
75,000	g	BPCE S.A.	4.625	07/11/24		81,800
125,000		Citigroup, Inc	3.875	03/26/25		136,152
250,000		Citigroup, Inc	3.106	04/08/26		268,039
500,000		Citigroup, Inc	3.200	10/21/26		548,338
175,000		Citigroup, Inc	4.300	11/20/26		198,628
195,000		Citigroup, Inc	4.450	09/29/27		222,221
775,000		Citigroup, Inc	2.666	01/29/31		804,263
150,000		Citigroup, Inc	4.412	03/31/31		177,403
200,000		Citigroup, Inc	5.000	N/A	‡	188,261
100,000		Citizens Bank NA	2.650	05/26/22		103,345
250,000	g	Cooperatieve Rabobank UA	2.625	07/22/24		265,491
250,000		Cooperatieve Rabobank UA	3.750	07/21/26		274,810
200,000	g	Credicorp Ltd	2.750	06/17/25		199,030
150,000	g	Credit Agricole S.A.	3.250	10/04/24		161,065
250,000	g	Credit Agricole S.A.	1.907	06/16/26		253,437
125,000		Discover Bank	3.200	08/09/21		127,779
150,000		Discover Bank	2.450	09/12/24		157,314
150,000		Discover Bank	3.450	07/27/26		162,168
250,000		Discover Bank	2.700	02/06/30		251,815
200,000		HSBC Holdings plc	3.033	11/22/23		208,957
100,000		HSBC Holdings plc	3.803	03/11/25		108,042
510,000		HSBC Holdings plc	4.292	09/12/26		567,313
50,000		HSBC Holdings plc	4.375	11/23/26		55,374
200,000		HSBC Holdings plc	4.041	03/13/28		221,010
200,000		HSBC Holdings plc	4.950	03/31/30		239,346
250,000		Huntington National Bank	2.500	08/07/22		259,472
200,000	g	ING Groep NV	4.625	01/06/26		234,327
150,000		JPMorgan Chase & Co	2.700	05/18/23		158,102
225,000		JPMorgan Chase & Co	2.301	10/15/25		235,693
75,000		JPMorgan Chase & Co	2.083	04/22/26		77,815
250,000		JPMorgan Chase & Co	3.200	06/15/26		277,489
500,000		JPMorgan Chase & Co	3.702	05/06/30		574,243
600,000		JPMorgan Chase & Co	2.739	10/15/30		643,584
250,000		JPMorgan Chase & Co	2.522	04/22/31		264,027
350,000		JPMorgan Chase & Co	2.956	05/13/31		372,183
100,000		JPMorgan Chase & Co	5.000	N/A	‡	96,181
125,000		MUFG Americas Holdings Corp	3.500	06/18/22		131,233

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE		VALUE

$ 100,000		PNC Bank NA		2.700%	10/22/29		$106,567
200,000		Royal Bank of Canada		2.550	07/16/24		212,389
200,000		Royal Bank of Scotland Group plc		3.073	05/22/28		209,938
200,000		Santander Holdings USA, Inc		3.400	01/18/23		208,185
300,000	g	Skandinaviska Enskilda Banken AB		2.625	11/17/20		302,310
200,000		Sumitomo Mitsui Financial Group, Inc		2.696	07/16/24		211,874
250,000		Toronto-Dominion Bank		1.850	09/11/20		250,743
100,000		Toronto-Dominion Bank		3.625	09/15/31		111,673
100,000		Truist Bank		2.750	05/01/23		105,487
125,000		Truist Bank		2.150	12/06/24		131,421
200,000		Truist Financial Corp		4.950	N/A	‡	204,500
200,000	g,i	United Overseas Bank Ltd	LIBOR 3 M + 0.480%	1.523	04/23/21		199,657
125,000		Westpac Banking Corp		4.110	07/24/34		137,972

		TOTAL BANKS					16,895,837

CAPITAL GOODS - 1.2%
200,000	g	BAE Systems plc		3.400	04/15/30		218,117
10,000	g	Beacon Roofing Supply, Inc		4.500	11/15/26		9,834
200,000	g	BOC Aviation Ltd		3.000	09/11/29		197,100
13,000		Howmet Aerospace, Inc		6.875	05/01/25		14,119
125,000		Ingersoll-Rand Luxembourg Finance S.A.		3.800	03/21/29		141,425
100,000		L3Harris Technologies, Inc		3.850	06/15/23		108,725
100,000		L3Harris Technologies, Inc		2.900	12/15/29		107,662
100,000		Lockheed Martin Corp		1.850	06/15/30		102,475
100,000		Lockheed Martin Corp		2.800	06/15/50		105,478
200,000	g	Molex Electronic Technologies LLC		3.900	04/15/25		208,395
175,000		Northrop Grumman Corp		3.250	01/15/28		195,521
300,000		Parker-Hannifin Corp		3.250	06/14/29		331,403
100,000		Raytheon Technologies Corp		2.250	07/01/30		104,320
125,000		Roper Technologies, Inc		3.800	12/15/26		142,759
175,000		United Technologies Corp		4.125	11/16/28		206,231
20,000	g	WESCO Distribution, Inc		7.125	06/15/25		21,094
15,000	g	WESCO Distribution, Inc		7.250	06/15/28		15,819
100,000		Xylem, Inc		2.250	01/30/31		100,602

		TOTAL CAPITAL GOODS					2,331,079

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
15,000	g	ASGN, Inc		4.625	05/15/28		14,649
10,000	g	GFL Environmental, Inc		4.250	06/01/25		10,087
65,000	g	GFL Environmental, Inc		5.125	12/15/26		67,275
100,000		IHS Markit Ltd		4.125	08/01/23		109,310
100,000		IHS Markit Ltd		4.250	05/01/29		114,411
50,000	g	Prime Security Services Borrower LLC		5.750	04/15/26		51,813
20,000	g	Prime Security Services Borrower LLC		6.250	01/15/28		18,838
350,000		Republic Services, Inc		3.550	06/01/22		367,701
290,000		Republic Services, Inc		2.900	07/01/26		316,792
100,000		Verisk Analytics, Inc		4.125	03/15/29		116,815
100,000		Verisk Analytics, Inc		3.625	05/15/50		113,281
100,000		Visa, Inc		2.700	04/15/40		107,130
100,000		Waste Management, Inc		2.950	06/15/24		102,373
300,000		Waste Management, Inc		3.450	06/15/29		310,424
50,000		Waste Management, Inc		4.100	03/01/45		59,771
100,000		Waste Management, Inc		4.150	07/15/49		125,334

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES					2,006,004

CONSUMER DURABLES & APPAREL - 0.0%
20,000		Newell Brands, Inc		4.875	06/01/25		20,946

		TOTAL CONSUMER DURABLES & APPAREL					20,946

CONSUMER SERVICES - 0.5%
500,000		Anheuser-Busch Cos LLC		3.650	02/01/26		561,425
60,000		Boyd Gaming Corp		6.000	08/15/26		55,800

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 37,000	g	Cedar Fair LP	5.500%	05/01/25	$37,185
6,000	g	Hilton Domestic Operating Co, Inc	5.375	05/01/25	5,977
6,000	g	Hilton Domestic Operating Co, Inc	5.750	05/01/28	6,060
60,000	g	International Game Technology plc	6.250	01/15/27	61,200
200,000	g	Sands China Ltd	3.800	01/08/26	205,502
2,000	g	Yum! Brands, Inc	7.750	04/01/25	2,158

		TOTAL CONSUMER SERVICES			935,307

DIVERSIFIED FINANCIALS - 4.7%
150,000		AerCap Ireland Capital DAC	3.650	07/21/27	132,705
100,000		Ameriprise Financial, Inc	3.000	03/22/22	104,063
100,000		Bank of Montreal	3.803	12/15/32	107,631
25,000		Berkshire Hathaway, Inc	3.125	03/15/26	28,007
150,000	g	BNP Paribas S.A.	2.819	11/19/25	157,093
200,000	g	BNP Paribas S.A.	2.219	06/09/26	204,328
200,000	g	BNP Paribas S.A.	3.052	01/13/31	210,389
360,000		Capital One Bank USA NA	3.375	02/15/23	379,051
200,000	g	Credit Suisse Group AG.	2.997	12/14/23	208,177
200,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	215,360
150,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	165,326
150,000		Ford Motor Credit Co LLC	3.096	05/04/23	142,155
200,000		GE Capital International Funding Co	3.373	11/15/25	209,854
425,000		GE Capital International Funding Co	4.418	11/15/35	431,480
900,000		General Motors Financial Co, Inc	3.450	01/14/22	914,770
350,000		General Motors Financial Co, Inc	2.750	06/20/25	344,913
100,000		General Motors Financial Co, Inc	5.650	01/17/29	111,400
300,000		Goldman Sachs Group, Inc	3.500	01/23/25	326,597
325,000		Goldman Sachs Group, Inc	3.691	06/05/28	364,004
150,000		Goldman Sachs Group, Inc	2.600	02/07/30	156,593
100,000		Goldman Sachs Group, Inc	4.017	10/31/38	116,829
125,000		Goldman Sachs Group, Inc	4.800	07/08/44	162,952
50,000		Icahn Enterprises LP	5.250	05/15/27	48,250
100,000		International Lease Finance Corp	5.875	08/15/22	105,208
150,000		Morgan Stanley	3.125	01/23/23	159,046
400,000		Morgan Stanley	2.720	07/22/25	424,726
100,000		Morgan Stanley	2.188	04/28/26	104,001
700,000		Morgan Stanley	3.125	07/27/26	772,262
150,000		Morgan Stanley	2.699	01/22/31	159,321
200,000	g	Power Finance Corp Ltd	3.950	04/23/30	189,065
200,000	g	REC Ltd	4.750	05/19/23	205,180
15,000		Springleaf Finance Corp	5.375	11/15/29	14,100
200,000	g	Swiss Re Finance Luxembourg SA	5.000	04/02/49	223,623
150,000		Synchrony Financial	4.250	08/15/24	157,753
150,000		Toronto-Dominion Bank	1.150	06/12/25	151,827
200,000	g	UBS AG.	2.450	12/01/20	201,281
200,000	g	UBS Group AG.	2.859	08/15/23	207,160
150,000		Wells Fargo & Co	3.750	01/24/24	163,897
100,000		Wells Fargo & Co	3.550	09/29/25	111,673
100,000		Wells Fargo & Co	3.000	10/23/26	109,065
425,000		Wells Fargo & Co	2.393	06/02/28	439,037
200,000		Wells Fargo & Co	2.879	10/30/30	213,737

		TOTAL DIVERSIFIED FINANCIALS			9,353,889

ENERGY - 3.2%
150,000		Chevron Corp	1.554	05/11/25	154,083
100,000		Chevron Corp	2.236	05/11/30	104,678
150,000		Diamondback Energy, Inc	2.875	12/01/24	150,248
50,000		Ecopetrol S.A.	5.875	09/18/23	53,500
75,000		Ecopetrol S.A.	6.875	04/29/30	86,325
60,000		Ecopetrol S.A.	5.875	05/28/45	62,793
150,000		Enbridge, Inc	3.125	11/15/29	157,186
100,000		Energy Transfer Operating LP	2.900	05/15/25	102,397

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 150,000		Energy Transfer Operating LP	4.750%	01/15/26	$163,818
150,000		Energy Transfer Operating LP	4.950	06/15/28	161,054
150,000		Energy Transfer Operating LP	3.750	05/15/30	148,222
100,000		Energy Transfer Operating LP	6.250	04/15/49	105,977
175,000		Energy Transfer Operating LP	5.000	05/15/50	165,343
100,000		Enterprise Products Operating LLC	3.700	02/15/26	112,380
100,000		Enterprise Products Operating LLC	3.125	07/31/29	107,016
100,000		Enterprise Products Operating LLC	4.250	02/15/48	108,772
100,000		Enterprise Products Operating LLC	4.200	01/31/50	110,645
100,000		Enterprise Products Operating LLC	3.950	01/31/60	103,393
100,000		Magellan Midstream Partners LP	3.250	06/01/30	105,926
25,000		Marathon Oil Corp	4.400	07/15/27	24,535
75,000		Marathon Petroleum Corp	3.800	04/01/28	79,493
225,000		MPLX LP	4.000	03/15/28	237,059
225,000		MPLX LP	4.500	04/15/38	224,923
125,000		MPLX LP	4.700	04/15/48	128,151
34,000		Murphy Oil Corp	5.875	12/01/27	29,920
25,000		Noble Energy, Inc	3.850	01/15/28	24,149
100,000		Noble Energy, Inc	5.050	11/15/44	90,870
75,000		Occidental Petroleum Corp	4.100	02/15/47	50,531
100,000		ONEOK, Inc	4.000	07/13/27	101,483
125,000		ONEOK, Inc	4.550	07/15/28	131,033
225,000		ONEOK, Inc	4.350	03/15/29	236,655
225,000		ONEOK, Inc	3.400	09/01/29	218,807
100,000		ONEOK, Inc	3.100	03/15/30	95,653
100,000		ONEOK, Inc	4.500	03/15/50	93,055
200,000	g	Pertamina Persero PT	3.650	07/30/29	207,974
100,000		Petrobras Global Finance BV	5.999	01/27/28	104,750
100,000		Petrobras Global Finance BV	5.600	01/03/31	100,450
100,000		Petroleos Mexicanos	6.500	03/13/27	90,252
200,000	g	Petroleos Mexicanos	5.950	01/28/31	165,030
200,000	g	Petronas Capital Ltd	3.500	04/21/30	221,766
200,000		Phillips 66 Partners LP	3.150	12/15/29	204,717
175,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	187,682
125,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	128,060
25,000		Sunoco Logistics Partners Operations LP	5.400	10/01/47	24,592
25,000		Targa Resources Partners LP	5.875	04/15/26	24,750
25,000		Targa Resources Partners LP	6.500	07/15/27	25,063
240,000	g	Thaioil Treasury Center Co Ltd	2.500	06/18/30	239,451
150,000		Total Capital International S.A.	3.127	05/29/50	153,112
350,000		TransCanada PipeLines Ltd	4.250	05/15/28	402,613
40,000		USA Compression Partners LP	6.875	04/01/26	38,650
25,000		USA Compression Partners LP	6.875	09/01/27	23,745
25,000		Vale Overseas Ltd	6.875	11/21/36	32,663
75,000		Williams Partners LP	3.750	06/15/27	80,000

		TOTAL ENERGY			6,485,393

FOOD & STAPLES RETAILING - 0.8%
100,000		Costco Wholesale Corp	1.375	06/20/27	102,101
100,000		Costco Wholesale Corp	1.600	04/20/30	101,030
100,000		Costco Wholesale Corp	1.750	04/20/32	101,518
109,000		Ingles Markets, Inc	5.750	06/15/23	109,545
100,000		Kroger Co	3.700	08/01/27	114,193
110,000		Kroger Co	3.875	10/15/46	123,184
50,000		Kroger Co	4.450	02/01/47	60,560
450,000		Walmart, Inc	3.700	06/26/28	533,159
200,000		Walmart, Inc	2.375	09/24/29	218,206
125,000		Walmart, Inc	3.950	06/28/38	159,048

		TOTAL FOOD & STAPLES RETAILING			1,622,544

FOOD, BEVERAGE & TOBACCO - 1.4%
75,000		Altria Group, Inc	4.800	02/14/29	87,427

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		Altria Group, Inc	3.400%	05/06/30	$107,570
100,000		Altria Group, Inc	5.950	02/14/49	131,111
35,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	37,017
380,000		Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	459,059
85,000		Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	97,882
200,000		BAT Capital Corp	4.906	04/02/30	234,851
100,000		Coca-Cola Co	1.450	06/01/27	102,702
100,000		Constellation Brands, Inc	4.400	11/15/25	115,586
100,000		Constellation Brands, Inc	3.700	12/06/26	111,587
100,000		Constellation Brands, Inc	3.150	08/01/29	107,204
100,000		Constellation Brands, Inc	2.875	05/01/30	105,932
100,000		Diageo Capital plc	2.125	10/24/24	105,163
100,000		Diageo Capital plc	2.375	10/24/29	106,732
200,000		Diageo Capital plc	2.000	04/29/30	206,934
150,000	g	Embotelladora Andina S.A.	3.950	01/21/50	150,075
100,000		JM Smucker Co	2.375	03/15/30	102,076
100,000		JM Smucker Co	3.550	03/15/50	103,131
100,000		Kellogg Co	3.400	11/15/27	112,256
125,000		Philip Morris International, Inc	2.100	05/01/30	128,766
100,000		Tyson Foods, Inc	3.900	09/28/23	109,159
100,000		Tyson Foods, Inc	5.100	09/28/48	129,993

		TOTAL FOOD, BEVERAGE & TOBACCO			2,952,213

HEALTH CARE EQUIPMENT & SERVICES - 2.2%
163,000		Becton Dickinson & Co	3.700	06/06/27	182,364
100,000		Boston Scientific Corp	4.000	03/01/29	114,399
75,000		Centene Corp	4.250	12/15/27	77,393
200,000		Children’s Hospital Medic	4.268	05/15/44	247,234
100,000		Cigna Corp	2.400	03/15/30	103,749
100,000		Cigna Corp	3.200	03/15/40	105,895
100,000		Covidien International Finance S.A.	3.200	06/15/22	104,884
150,000		CVS Health Corp	2.625	08/15/24	160,163
275,000		CVS Health Corp	2.875	06/01/26	297,751
300,000		CVS Health Corp	4.300	03/25/28	350,728
225,000		CVS Health Corp	3.750	04/01/30	258,725
400,000		CVS Health Corp	4.780	03/25/38	496,894
200,000		CVS Health Corp	5.050	03/25/48	260,154
100,000		CVS Health Corp	4.250	04/01/50	120,283
250,000		Dartmouth-Hitchcock Health	4.178	08/01/48	271,156
60,000	g	DaVita, Inc	4.625	06/01/30	59,670
160,000		HCA, Inc	5.625	09/01/28	178,466
100,000		HCA, Inc	5.500	06/15/47	121,735
100,000		Humana, Inc	3.950	03/15/27	113,440
25,000	g	Molina Healthcare, Inc	4.375	06/15/28	25,062
500,000	g	SBA Tower Trust	2.836	01/15/25	515,507
10,000	g	Teleflex, Inc	4.250	06/01/28	10,250
10,000	g	Tenet Healthcare Corp	4.625	06/15/28	9,797
100,000		Thermo Fisher Scientific, Inc	4.133	03/25/25	114,217
175,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	193,567
100,000		Zimmer Biomet Holdings, Inc	3.700	03/19/23	106,365
55,000		Zimmer Biomet Holdings, Inc	3.550	04/01/25	59,798

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			4,659,646

INSURANCE - 1.9%
100,000		American Financial Group, Inc	3.500	08/15/26	106,582
200,000		American International Group, Inc	3.900	04/01/26	225,900
175,000		Aon plc	3.500	06/14/24	190,662
100,000		Berkshire Hathaway Finance Corp	1.850	03/12/30	102,792
100,000		Berkshire Hathaway Finance Corp	4.250	01/15/49	128,113
100,000		Chubb INA Holdings, Inc	2.875	11/03/22	105,118
100,000		CNA Financial Corp	3.950	05/15/24	108,713
100,000		CNA Financial Corp	3.450	08/15/27	106,650
100,000		CNA Financial Corp	3.900	05/01/29	110,171
100,000	g,h	Equitable Financial Life Global Funding	1.400	07/07/25	100,203

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000	g	Five Corners Funding Trust II	2.850%	05/15/30	$103,116
100,000		Hartford Financial Services Group, Inc	2.800	08/19/29	105,858
100,000		Hartford Financial Services Group, Inc	4.300	04/15/43	114,995
100,000		Hartford Financial Services Group, Inc	3.600	08/19/49	105,394
100,000	g	Liberty Mutual Group, Inc	3.951	10/15/50	105,620
100,000		MetLife, Inc	3.600	11/13/25	113,656
100,000	g	Metropolitan Life Global Funding I	2.950	04/09/30	109,561
100,000		Principal Financial Group, Inc	3.700	05/15/29	113,749
100,000	g	Prudential Funding LLC	6.750	09/15/23	116,529
200,000		Reinsurance Group of America, Inc	3.900	05/15/29	217,888
100,000		Travelers Cos, Inc	2.550	04/27/50	98,806
500,000	g,i	Vitality Re IV Ltd	1.879	01/08/21	475,000
500,000	g,i	Vitality Re IX Ltd	1.722	01/10/22	475,000
250,000	g,i	Vitality Re X Ltd	1.879	01/10/23	237,500
25,000		WR Berkley Corp	5.375	09/15/20	25,213

		TOTAL INSURANCE			3,802,789

MATERIALS - 1.3%
100,000		Air Products and Chemicals, Inc	1.500	10/15/25	103,409
100,000		Air Products and Chemicals, Inc	2.050	05/15/30	105,080
14,000	g	Arconic Corp	6.000	05/15/25	14,403
5,000	g	Arconic Rolled Products Corp	6.125	02/15/28	4,999
100,000		Bemis Co, Inc	2.630	06/19/30	102,503
200,000	g	Celulosa Arauco y Constitucion S.A.	4.250	04/30/29	205,502
200,000	g	Cemex SAB de C.V.	5.450	11/19/29	184,740
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.150	01/14/30	207,908
40,000	g	Enviva Partners LP	6.500	01/15/26	41,600
50,000		International Paper Co	5.000	09/15/35	61,020
50,000		International Paper Co	4.350	08/15/48	58,972
200,000	g	Inversiones CMPC S.A.	3.850	01/13/30	204,100
100,000	g	James Hardie International Finance DAC	4.750	01/15/25	101,750
100,000		LyondellBasell Industries NV	6.000	11/15/21	105,574
100,000	g	Midwest Connector Capital Co LLC	3.900	04/01/24	105,072
100,000	g	Midwest Connector Capital Co LLC	4.625	04/01/29	107,772
100,000		Newmont Corp	2.250	10/01/30	101,320
100,000		Nutrien Ltd	3.375	03/15/25	109,006
100,000		Nutrien Ltd	2.950	05/13/30	105,966
60,000	g	OCI NV	6.625	04/15/23	60,300
80,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	82,600
19,000	g	PolyOne Corp	5.750	05/15/25	19,546
150,000		Sherwin-Williams Co	2.300	05/15/30	152,939
48,000	g	Tronox, Inc	6.500	05/01/25	48,240
10,000	g	Univar Solutions USA, Inc	5.125	12/01/27	10,116
100,000		Vulcan Materials Co	3.500	06/01/30	108,592
100,000		WRKCo, Inc	4.900	03/15/29	119,331

		TOTAL MATERIALS			2,632,360

MEDIA & ENTERTAINMENT - 2.7%
200,000	g	Cable Onda S.A.	4.500	01/30/30	202,574
150,000		Charter Communications Operating LLC	3.750	02/15/28	163,486
125,000		Charter Communications Operating LLC	4.200	03/15/28	140,126
50,000		Charter Communications Operating LLC	5.125	07/01/49	57,724
600,000		Charter Communications Operating LLC	4.800	03/01/50	680,043
100,000		Comcast Corp	3.700	04/15/24	110,973
200,000		Comcast Corp	3.950	10/15/25	229,190
300,000		Comcast Corp	2.350	01/15/27	320,546
150,000		Comcast Corp	3.150	02/15/28	167,474
150,000		Comcast Corp	4.150	10/15/28	180,456

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000		Comcast Corp	2.650%	02/01/30	$217,460
100,000		Comcast Corp	1.950	01/15/31	101,847
300,000		Comcast Corp	3.200	07/15/36	333,466
250,000		Comcast Corp	3.450	02/01/50	283,358
175,000		Comcast Corp	2.800	01/15/51	178,853
53,000		Discovery Communications LLC	2.950	03/20/23	55,681
100,000		Discovery Communications LLC	4.125	05/15/29	114,154
100,000		Discovery Communications LLC	5.200	09/20/47	116,300
100,000	g	Gray Escrow, Inc	7.000	05/15/27	102,500
35,000		Grupo Televisa SAB	6.625	01/15/40	45,282
50,000	g	Nielsen Finance LLC	5.000	04/15/22	49,860
50,000	g	Sirius XM Radio, Inc	4.125	07/01/30	49,323
75,000	g	TEGNA, Inc	4.625	03/15/28	69,000
60,000	g	Terrier Media Buyer, Inc	8.875	12/15/27	57,525
75,000		Time Warner Cable LLC	5.875	11/15/40	92,370
100,000	g	Upjohn, Inc	2.700	06/22/30	102,741
100,000	g	Upjohn, Inc	3.850	06/22/40	107,248
100,000		ViacomCBS, Inc	3.375	02/15/28	106,249
50,000		ViacomCBS, Inc	5.850	09/01/43	59,112
500,000		Walt Disney Co	3.000	09/15/22	527,407
100,000		Walt Disney Co	2.000	09/01/29	102,791
250,000		Walt Disney Co	2.650	01/13/31	264,939

		TOTAL MEDIA & ENTERTAINMENT			5,390,058

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.0%
100,000		Abbott Laboratories	3.875	09/15/25	114,728
227,000		Abbott Laboratories	3.750	11/30/26	264,109
100,000		Abbott Laboratories	5.300	05/27/40	144,817
100,000		AbbVie, Inc	2.850	05/14/23	105,471
300,000	g	AbbVie, Inc	2.950	11/21/26	328,265
350,000	g	AbbVie, Inc	3.200	11/21/29	389,234
225,000	g	AbbVie, Inc	4.050	11/21/39	260,957
125,000		AbbVie, Inc	4.400	11/06/42	150,705
50,000		AbbVie, Inc	4.450	05/14/46	60,689
100,000	g	AbbVie, Inc	4.250	11/21/49	119,871
100,000		AstraZeneca plc	3.125	06/12/27	111,355
15,000	g	Bausch Health Cos, Inc	5.000	01/30/28	14,122
75,000	g	Bristol-Myers Squibb Co	3.875	08/15/25	85,319
275,000	g	Bristol-Myers Squibb Co	3.450	11/15/27	316,488
250,000	g	Bristol-Myers Squibb Co	3.400	07/26/29	291,370
100,000	g	Bristol-Myers Squibb Co	4.250	10/26/49	132,773
5,000	g	Jaguar Holding Co II	4.625	06/15/25	5,088
5,000	g	Jaguar Holding Co II	5.000	06/15/28	5,119
100,000		Johnson & Johnson	2.450	03/01/26	109,487
50,000		Johnson & Johnson	2.900	01/15/28	56,260
100,000		Johnson & Johnson	3.400	01/15/38	118,097
100,000		Merck & Co, Inc	1.450	06/24/30	100,201
100,000		Merck & Co, Inc	2.450	06/24/50	100,361
175,000		Novartis Capital Corp	3.000	11/20/25	194,264
175,000	h	Takeda Pharmaceutical Co Ltd	2.050	03/31/30	173,213
100,000	h	Takeda Pharmaceutical Co Ltd	3.025	07/09/40	100,762
150,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	133,932

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,987,057

REAL ESTATE - 2.8%
100,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	112,098
100,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	114,057
100,000		Alexandria Real Estate Equities, Inc	4.900	12/15/30	124,522
100,000		American Tower Corp	3.000	06/15/23	106,645
100,000		American Tower Corp	2.950	01/15/25	108,718
50,000		American Tower Corp	3.375	10/15/26	55,611
150,000		American Tower Corp	3.800	08/15/29	170,446
250,000		American Tower Corp	2.900	01/15/30	266,772

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 150,000		Brandywine Operating Partnership LP	4.100%	10/01/24	$156,239
200,000		Brixmor Operating Partnership LP	3.850	02/01/25	206,534
100,000		Camden Property Trust	3.150	07/01/29	110,841
100,000		Camden Property Trust	2.800	05/15/30	108,029
110,000		Crown Castle International Corp	4.875	04/15/22	117,515
50,000		Crown Castle International Corp	3.800	02/15/28	56,189
350,000		Crown Castle International Corp	2.250	01/15/31	352,527
100,000		Crown Castle International Corp	3.250	01/15/51	99,797
50,000		Digital Realty Trust LP	3.700	08/15/27	57,030
100,000		Duke Realty LP	3.250	06/30/26	109,660
100,000		Duke Realty LP	1.750	07/01/30	99,313
100,000		Equinix, Inc	2.150	07/15/30	98,783
75,000		Essex Portfolio LP	3.375	01/15/23	78,560
100,000		Essex Portfolio LP	3.000	01/15/30	108,782
100,000		Healthcare Realty Trust, Inc	3.750	04/15/23	104,109
175,000		Healthcare Realty Trust, Inc	3.875	05/01/25	185,901
100,000		Healthcare Realty Trust, Inc	2.400	03/15/30	95,119
100,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	104,618
125,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	135,049
100,000		Healthcare Trust of America Holdings LP	3.100	02/15/30	100,870
100,000		Highwoods Realty LP	3.875	03/01/27	105,627
50,000		iStar, Inc	4.750	10/01/24	46,687
13,000	g	MGM Growth Properties Operating Partnership LP	4.625	06/15/25	12,741
100,000		Mid-America Apartments LP	4.300	10/15/23	109,784
125,000		Mid-America Apartments LP	3.750	06/15/24	135,346
100,000		Mid-America Apartments LP	3.600	06/01/27	110,945
200,000		Mid-America Apartments LP	2.750	03/15/30	211,494
100,000		National Retail Properties, Inc	3.300	04/15/23	104,137
100,000		National Retail Properties, Inc	4.000	11/15/25	109,493
100,000		ProLogis LP	2.250	04/15/30	105,274
15,000	g	Realogy Group LLC	7.625	06/15/25	14,963
100,000		Regency Centers Corp	3.750	11/15/22	104,157
150,000		Regency Centers LP	3.900	11/01/25	160,560
200,000		Regency Centers LP	3.600	02/01/27	212,846
100,000		Regency Centers LP	2.950	09/15/29	101,480
87,000		SITE Centers Corp	3.625	02/01/25	87,664
50,000	g	VICI Properties LP	3.500	02/15/25	47,000
50,000		Weingarten Realty Investors	3.375	10/15/22	51,031
100,000		Weingarten Realty Investors	3.500	04/15/23	102,645
100,000		Weingarten Realty Investors	4.450	01/15/24	105,893
100,000		Weingarten Realty Investors	3.850	06/01/25	103,150
100,000		Weingarten Realty Investors	3.250	08/15/26	99,781

		TOTAL REAL ESTATE			5,787,032

RETAILING - 0.5%
50,000		AutoNation, Inc	3.800	11/15/27	51,713
10,000	g	Camelot Finance S.A.	4.500	11/01/26	9,975
18,000	g	L Brands, Inc	6.875	07/01/25	18,585
7,000	g	L Brands, Inc	9.375	07/01/25	7,009
45,000	g	Lithia Motors, Inc	4.625	12/15/27	44,550
15,000	g	Macy’s, Inc	8.375	06/15/25	14,925
125,000		O’Reilly Automotive, Inc	3.600	09/01/27	140,456
100,000		O’Reilly Automotive, Inc	4.200	04/01/30	117,078
200,000	g	Prosus NV	3.680	01/21/30	209,373
15,000		QVC, Inc	4.750	02/15/27	14,505
200,000		Target Corp	2.350	02/15/30	213,824
100,000		Target Corp	2.650	09/15/30	109,857

		TOTAL RETAILING			951,850

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
$ 350,000	g	Broadcom, Inc	4.150%	11/15/30	$380,815
300,000		Intel Corp	2.875	05/11/24	324,993
70,000		Intel Corp	2.600	05/19/26	76,221
100,000		Intel Corp	3.750	03/25/27	116,404
25,000		Intel Corp	3.734	12/08/47	30,113
100,000		Lam Research Corp	4.000	03/15/29	118,813
100,000	g	NXP BV	3.875	06/18/26	111,892
100,000	g	NXP BV	3.400	05/01/30	107,605
100,000		Texas Instruments, Inc	2.625	05/15/24	107,416
25,000		Texas Instruments, Inc	4.150	05/15/48	32,320

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,406,592

SOFTWARE & SERVICES - 1.3%
150,000		Adobe, Inc	2.300	02/01/30	161,960
100,000		Fidelity National Information Services, Inc	3.750	05/21/29	117,148
250,000		Fiserv, Inc	2.750	07/01/24	266,579
250,000		Fiserv, Inc	3.500	07/01/29	280,728
100,000		Global Payments, Inc	2.650	02/15/25	106,133
175,000		Global Payments, Inc	3.200	08/15/29	187,425
125,000		International Business Machines Corp	2.850	05/13/22	130,743
200,000		International Business Machines Corp	3.500	05/15/29	231,116
275,000		International Business Machines Corp	1.950	05/15/30	281,211
400,000		Microsoft Corp	2.400	08/08/26	436,681
63,000		Microsoft Corp	4.100	02/06/37	81,262
110,000		Microsoft Corp	3.700	08/08/46	137,967
37,000		Microsoft Corp	2.525	06/01/50	38,284
15,000	g	Open Text Holdings, Inc	4.125	02/15/30	14,738
15,000	g	Presidio Holdings, Inc	4.875	02/01/27	14,662
100,000		salesforce.com, Inc	3.700	04/11/28	116,662

		TOTAL SOFTWARE & SERVICES			2,603,299

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
200,000		Amphenol Corp	2.800	02/15/30	212,606
275,000		Apple, Inc	2.450	08/04/26	298,787
575,000		Apple, Inc	2.050	09/11/26	614,360
75,000		Broadcom Corp	3.875	01/15/27	81,080
250,000		Cisco Systems, Inc	1.850	09/20/21	254,451
100,000		Corning, Inc	4.375	11/15/57	115,389
225,000	g	Dell International LLC	4.420	06/15/21	231,269
100,000	g	Dell International LLC	5.300	10/01/29	110,704

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,918,646

TELECOMMUNICATION SERVICES - 2.8%
250,000		AT&T, Inc	3.400	05/15/25	274,889
175,000		AT&T, Inc	3.600	07/15/25	194,361
100,000		AT&T, Inc	3.800	02/15/27	112,609
975,000		AT&T, Inc	4.350	03/01/29	1,136,575
325,000		AT&T, Inc	4.300	02/15/30	379,701
150,000		AT&T, Inc	4.500	05/15/35	177,949
75,000		AT&T, Inc	4.500	03/09/48	88,009
400,000		AT&T, Inc	3.650	06/01/51	417,275
200,000	g	C&W Senior Financing Designated Activity Co	7.500	10/15/26	204,500
50,000		Deutsche Telekom International Finance BV	8.750	06/15/30	77,878
200,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	210,994
50,000		Orange S.A.	5.375	01/13/42	70,005
100,000		Rogers Communications, Inc	3.700	11/15/49	110,047
100,000		Telefonica Emisiones SAU	4.103	03/08/27	114,139
50,000		T-Mobile USA, Inc	6.375	03/01/25	51,375
225,000	g	T-Mobile USA, Inc	3.875	04/15/30	250,778
250,000	g	T-Mobile USA, Inc	2.550	02/15/31	250,880

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000	g	T-Mobile USA, Inc	4.500%	04/15/50	$117,795
14,000		Verizon Communications, Inc	3.376	02/15/25	15,537
50,000		Verizon Communications, Inc	4.125	03/16/27	58,940
633,000		Verizon Communications, Inc	4.329	09/21/28	762,021
100,000		Verizon Communications, Inc	3.150	03/22/30	113,033
258,000		Verizon Communications, Inc	4.272	01/15/36	319,415
150,000		Vodafone Group plc	4.250	09/17/50	178,617

		TOTAL TELECOMMUNICATION SERVICES			5,687,322

TRANSPORTATION - 1.0%
150,000		Boeing Co	2.950	02/01/30	146,483
25,000		Boeing Co	3.250	02/01/35	22,787
25,000		Boeing Co	3.750	02/01/50	22,570
100,000		Burlington Northern Santa Fe LLC	3.050	02/15/51	108,539
100,000		Canadian Pacific Railway Co	2.050	03/05/30	102,322
100,000		CSX Corp	3.800	03/01/28	115,362
100,000		CSX Corp	4.250	03/15/29	119,570
175,000		CSX Corp	2.400	02/15/30	184,837
125,000		CSX Corp	3.350	09/15/49	137,406
200,000		Delta Air Lines, Inc	2.900	10/28/24	162,203
44,000	g	Delta Air Lines, Inc	7.000	05/01/25	45,420
100,000		Delta Air Lines, Inc	3.750	10/28/29	80,000
375,000		FedEx Corp	3.100	08/05/29	400,187
200,000	g	Indian Railway Finance Corp Ltd	3.249	02/13/30	197,780
100,000		Union Pacific Corp	3.950	09/10/28	118,706
125,000		Union Pacific Corp	3.839	03/20/60	146,824

		TOTAL TRANSPORTATION			2,110,996

UTILITIES - 2.7%
199,000	g	Adani Transmission Ltd	4.250	05/21/36	190,278
100,000		AEP Transmission Co LLC	3.100	12/01/26	111,898
100,000		AEP Transmission Co LLC	4.000	12/01/46	120,029
100,000		American Water Capital Corp	3.000	12/01/26	107,261
100,000		American Water Capital Corp	2.800	05/01/30	108,727
100,000		American Water Capital Corp	4.000	12/01/46	120,549
150,000		American Water Capital Corp	3.750	09/01/47	174,159
100,000		American Water Capital Corp	3.450	05/01/50	112,351
125,000		Baltimore Gas & Electric Co	3.750	08/15/47	144,937
100,000		Baltimore Gas & Electric Co	3.200	09/15/49	106,073
50,000		Berkshire Hathaway Energy Co	3.250	04/15/28	56,536
200,000		Black Hills Corp	4.250	11/30/23	217,771
100,000		Black Hills Corp	3.150	01/15/27	105,076
100,000		Dominion Energy Gas Holdings LLC	2.500	11/15/24	105,422
175,000		DTE Electric Co	2.250	03/01/30	184,180
75,000		DTE Electric Co	2.950	03/01/50	78,401
175,000		Exelon Generation Co LLC	3.400	03/15/22	181,874
100,000		Florida Power & Light Co	3.990	03/01/49	128,462
100,000		Florida Power & Light Co	3.150	10/01/49	113,658
100,000		Indiana Michigan Power Co	3.750	07/01/47	113,115
150,000		MidAmerican Energy Co	3.650	04/15/29	178,984
125,000		MidAmerican Energy Co	3.650	08/01/48	147,994
100,000	g	Narragansett Electric Co	3.395	04/09/30	112,611
200,000		NextEra Energy Capital Holdings, Inc	2.250	06/01/30	205,454
100,000		NiSource, Inc	3.600	05/01/30	114,259
100,000		Northern States Power Co	2.900	03/01/50	109,314
125,000		Northern States Power Co	2.600	06/01/51	126,012
50,000		NRG Energy, Inc	5.750	01/15/28	52,750
100,000		NSTAR Electric Co	3.950	04/01/30	119,912
125,000		Ohio Power Co	4.150	04/01/48	153,882
125,000		Ohio Power Co	4.000	06/01/49	151,475
100,000		ONE Gas, Inc	3.610	02/01/24	109,414
100,000		PECO Energy Co	3.000	09/15/49	105,668
200,000		PECO Energy Co	2.800	06/15/50	206,368

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 200,000	g	Perusahaan Listrik Negara PT		3.875%	07/17/29	$208,700
175,000		PSEG Power LLC		3.850	06/01/23	188,960
200,000	g	PTTEP Treasury Center Co Ltd		2.587	06/10/27	204,119
125,000		Public Service Co of Colorado		3.200	03/01/50	139,672
100,000		Public Service Electric & Gas Co		3.200	08/01/49	111,363
55,000		Virginia Electric & Power Co		2.950	01/15/22	56,509
75,000		Virginia Electric & Power Co		2.950	11/15/26	83,158
50,000		Virginia Electric & Power Co		3.500	03/15/27	56,693

		TOTAL UTILITIES				5,524,028

		TOTAL CORPORATE BONDS				89,917,935

		(Cost $83,767,509)

GOVERNMENT BONDS - 32.6%

FOREIGN GOVERNMENT BONDS - 3.5%
50,000	†	Argentina Republic Government International Bond		5.625	01/26/22	20,725
200,000	g	Bermuda Government International Bond		3.717	01/25/27	212,000
250,000	g	Bermuda Government International Bond		4.750	02/15/29	281,500
200,000	g	BNG Bank NV		2.625	02/27/24	215,914
200,000		Brazilian Government International Bond		3.875	06/12/30	192,860
200,000		Colombia Government International Bond		5.000	06/15/45	224,500
200,000	g	Costa Rica Government International Bond		5.625	04/30/43	149,300
225,000	†,g	Ecuador Government International Bond		9.650	12/13/26	96,190
200,000	g	Egypt Government International Bond		5.577	02/21/23	204,225
100,000		European Investment Bank		4.875	02/15/36	152,106
250,000	g	Guatemala Government International Bond		4.500	05/03/26	259,875
250,000	g	Iraq Government International Bond		5.800	01/15/28	225,405
200,000		Japan Bank for International Cooperation		2.375	04/20/26	217,825
100,000	g	Japan Finance Organization for Municipalities		3.000	03/12/24	108,021
300,000	g	Jordan Government International Bond		4.950	07/07/25	300,000
200,000	g	Korea Electric Power Corp		1.125	06/15/25	200,316
250,000	g	Korea Housing Finance Corp		2.000	10/11/21	253,590
1,000,000		Kreditanstalt fuer Wiederaufbau		2.750	10/01/20	1,006,388
250,000		Mexico Government International Bond		4.150	03/28/27	267,500
225,000		Mexico Government International Bond		3.250	04/16/30	222,977
32,000		Mexico Government International Bond		6.050	01/11/40	38,960
160,000	g	Panama Notas del Tesoro		3.750	04/17/26	167,200
150,000	†,g	Provincia de Buenos Aires		7.875	06/15/27	61,501
200,000	†,g	Provincia de Mendoza Argentina		8.375	05/19/24	104,002
200,000	g	Qatar Government International Bond		3.750	04/16/30	227,143
300,000	g	Republic of Uzbekistan Government International Bond		4.750	02/20/24	315,611
500,000	g	Saudi Government International Bond		3.750	01/21/55	509,012
200,000		State of Israel		3.375	01/15/50	219,084
EUR 575,000	g	Ukraine Government International Bond		4.375	01/27/30	552,600
200,000	†,g	Zambia Government International Bond		8.500	04/14/24	106,027

		TOTAL FOREIGN GOVERNMENT BONDS				7,112,357

MORTGAGE BACKED - 16.7%
140,663		Federal Home Loan Mortgage Corp (FHLMC)		3.500	08/15/43	145,613
156,510		FHLMC		3.500	03/15/44	171,854
133,631	i	FHLMC	LIBOR 1 M + 5.920%	5.735	03/15/44	27,807
520,273		FHLMC		4.000	10/01/47	581,914
213,531	i	FHLMC	LIBOR 1 M + 9.920%	9.624	06/15/48	268,776
312,823	i	FHLMC	LIBOR 1 M + 9.840%	9.544	10/15/48	399,309

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 1,905,581		FHLMC		3.000%	11/01/49	$2,028,934
30,398		Federal Home Loan Mortgage Corp Gold (FGLMC)		5.000	06/01/36	34,877
10,151		FGLMC		5.000	07/01/39	11,651
240,483		FGLMC		3.500	04/01/45	263,947
727,270		FGLMC		3.500	08/01/45	802,436
986,465		FGLMC		3.500	10/01/45	1,078,518
309,071		FGLMC		4.000	12/01/45	341,020
342,760		FGLMC		3.500	08/01/46	374,368
1,212,309		FGLMC		3.000	02/01/47	1,281,993
18,151		FGLMC		4.500	06/01/47	20,132
511,952		FGLMC		4.000	09/01/47	557,800
191,761		FGLMC		3.500	12/01/47	209,563
618,354		FGLMC		3.500	03/01/48	675,597
180,049		FGLMC		4.000	03/01/48	198,953
150,690		FGLMC		4.000	07/01/48	165,016
203,815		FGLMC		4.500	08/01/48	226,291
6,753		Federal National Mortgage Association (FNMA)		6.000	08/01/21	6,898
154,274		FNMA		3.500	06/01/32	166,191
356,724		FNMA		3.000	10/01/32	374,856
140,815		FNMA		5.000	05/01/35	161,548
6,962		FNMA		7.500	07/01/35	6,990
156,256		FNMA		5.000	02/01/36	179,360
335,905		FNMA		3.000	10/01/39	353,913
153,296		FNMA		3.000	05/01/40	161,769
312,365		FNMA		5.000	09/01/40	358,813
150,213		FNMA		4.000	09/01/42	163,594
166,172	i	FNMA	LIBOR 1 M + 5.950%	5.766	09/25/43	37,671
68,156		FNMA		4.000	01/01/44	75,356
55,116		FNMA		4.500	03/01/44	61,557
284,364		FNMA		4.500	10/01/44	315,554
540,484		FNMA		4.500	11/01/44	599,211
150,762		FNMA		5.000	11/01/44	172,936
56,084		FNMA		4.000	01/01/45	61,090
358,933		FNMA		3.000	02/25/45	375,647
64,730		FNMA		3.000	02/25/45	66,766
186,134		FNMA		4.000	06/01/45	204,145
151,194		FNMA		4.000	12/01/45	167,014
1,112,724		FNMA		3.000	12/25/45	1,162,478
608,930		FNMA		3.500	01/01/46	665,611
398,850		FNMA		4.000	01/01/46	441,004
24,303		FNMA		4.000	03/01/46	26,659
234,294		FNMA		3.500	07/01/46	256,104
581,278		FNMA		3.500	07/01/46	634,825
260,765		FNMA		3.000	10/01/46	270,174
600,863		FNMA		3.000	11/01/46	634,610
100,709		FNMA		3.000	04/25/47	107,722
46,226		FNMA		3.500	08/01/47	49,447
432,797		FNMA		3.500	09/01/47	462,085
30,041		FNMA		3.000	11/01/47	31,121
54,113		FNMA		3.000	11/01/47	56,038
277,482		FNMA		3.500	11/01/47	303,872
508,236		FNMA		4.000	12/01/47	561,822
75,005	h	FNMA		4.000	12/01/47	79,951
381,964		FNMA		3.500	01/01/48	418,725
106,215		FNMA		3.500	01/01/48	115,783
186,393		FNMA		4.500	01/01/48	208,760
175,185		FNMA		4.500	02/01/48	196,134
895,382		FNMA		3.000	02/25/48	950,201
400,607		FNMA		3.500	03/01/48	422,749
156,697		FNMA		4.000	03/01/48	173,101
743,071		FNMA		4.500	03/01/48	831,931
273,168		FNMA		4.000	04/01/48	289,869
148,680		FNMA		4.500	05/01/48	166,460

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 108,426		FNMA	4.500%	05/01/48	$121,393
206,508		FNMA	5.000	08/01/48	234,177
233,276		FNMA	0.000	11/25/48	216,869
233,276		FNMA	3.000	11/25/48	25,687
104,298		FNMA	3.000	08/01/49	113,341
2,000,000	h	FNMA	2.000	07/25/50	2,045,703
3,000,000	h	FNMA	2.500	07/25/50	3,126,211
4,000,000	h	FNMA	3.000	07/25/50	4,211,562
4,333		Government National Mortgage Association (GNMA)	5.000	03/15/34	4,741
46,862		GNMA	5.000	06/15/34	51,538
4,661		GNMA	5.000	04/15/38	5,325
7,768		GNMA	4.500	04/15/40	8,604
269,688		GNMA	4.000	06/20/46	31,596
291,408		GNMA	3.500	01/20/49	318,667

		TOTAL MORTGAGE BACKED			33,969,898

MUNICIPAL BONDS - 3.8%
200,000		City & County of San Francisco CA Community Facilities District	3.264	09/01/25	215,042
200,000		City & County of San Francisco CA Community Facilities District	4.038	09/01/34	221,718
100,000		City of Austin TX Electric Utility Revenue	2.456	11/15/22	104,451
100,000		City of Austin TX Electric Utility Revenue	2.524	11/15/23	106,121
100,000		City of Austin TX Electric Utility Revenue	2.574	11/15/24	107,721
100,000		City of Austin TX Electric Utility Revenue	2.677	11/15/25	109,488
300,000		City of New York NY	3.430	12/01/24	327,243
270,000		Commonwealth Financing Authority	3.864	06/01/38	317,857
500,000		County of Miami-Dade FL Aviation Revenue	3.049	10/01/26	506,605
415,000		Denver City & County School District No	4.242	12/15/37	500,278
300,000		Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	300,000
300,000		Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	361,707
335,000		Michigan Finance Authority	2.862	09/01/49	339,228
350,000		Michigan Finance Authority	2.988	09/01/49	352,930
170,000		New York State Dormitory Authority	4.294	07/01/44	187,833
200,000		Public Finance Authority	4.269	07/01/40	225,338
1,400,000		State of Illinois	5.100	06/01/33	1,420,230
300,000		State of Oregon Department of Administrative Services	4.103	05/01/39	328,362
1,000,000		State of Texas	3.295	10/01/25	1,128,360
500,000		University of California	3.063	07/01/25	548,200

		TOTAL MUNICIPAL BONDS			7,708,712

U.S. TREASURY SECURITIES - 8.6%
800,000		United States Treasury Bond	3.125	11/15/41	1,083,250
2,935,700		United States Treasury Bond	3.000	11/15/45	3,955,512
1,865,000		United States Treasury Bond	2.875	11/15/46	2,478,920
765,000		United States Treasury Bond	3.000	05/15/47	1,042,193
560,000		United States Treasury Bond	3.125	05/15/48	784,416
176,000		United States Treasury Bond	3.375	11/15/48	258,479
1,016,800	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	1,069,736
850,000		United States Treasury Note	2.500	12/31/20	859,894
1,440,000		United States Treasury Note	2.500	02/28/21	1,462,275
1,125,000		United States Treasury Note	2.250	03/31/21	1,142,666
1,505,000		United States Treasury Note	2.250	04/30/21	1,530,926
1,600,000		United States Treasury Note	0.125	06/30/22	1,599,062

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 90,000		United States Treasury Note		0.250%	06/15/23	$90,190

		TOTAL U.S. TREASURY SECURITIES				17,357,519

		TOTAL GOVERNMENT BONDS				66,148,486

		(Cost $62,113,852)
STRUCTURED ASSETS - 19.0%

ASSET BACKED - 9.2%
100,000	g	AMSR Trust		1.819	04/17/37	101,078
		Series - 2020 SFR1 (Class A)
100,000	g,i	AMSR Trust		3.148	01/19/39	101,137
		Series - 2019 SFR1 (Class C)
100,000	g,i	AMSR Trust		3.247	01/19/39	99,147
		Series - 2019 SFR1 (Class D)
15,354	i	Asset Backed Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.900%	3.386	08/25/34	15,054
		Series - 2004 HE5 (Class M1)
500,000	g	Avis Budget Rental Car Funding AESOP LLC		3.450	03/20/23	501,612
		Series - 2019 1A (Class A)
200,000	g	Avis Budget Rental Car Funding AESOP LLC		3.700	03/20/23	193,337
		Series - 2019 1A (Class B)
500,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970	03/20/24	501,617
		Series - 2017 2A (Class A)
328,559	g	BRE Grand Islander Timeshare Issuer LLC		3.280	09/26/33	327,009
		Series - 2019 A (Class A)
949,016	g	Capital Automotive REIT		3.660	10/15/44	939,524
		Series - 2014 1A (Class A)
470,519	g	Capital Automotive REIT		3.870	04/15/47	470,966
		Series - 2017 1A (Class A1)
245,619	g	Capital Automotive REIT		2.690	02/15/50	245,700
		Series - 2020 1A (Class A1)
250,000	g	Capital Automotive REIT		3.480	02/15/50	237,078
		Series - 2020 1A (Class A5)
500,000	†,g,h,i	Cayuga Park CLO, Ltd.	LIBOR 3 M + 1.600%	0.000	07/17/31	500,000
		Series - 2020 1A (Class A)
144,702	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	2.343	04/07/52	0
		Series - 2007 1A (Class A2)
7,691		Centex Home Equity		5.540	01/25/32	7,875
		Series - 2002 A (Class AF6)
488,750	g	DB Master Finance LLC		3.629	11/20/47	504,664
		Series - 2017 1A (Class A2I)
124,063	g	DB Master Finance LLC		3.787	05/20/49	128,031
		Series - 2019 1A (Class A2I)
124,063	g	DB Master Finance LLC		4.352	05/20/49	134,152
		Series - 2019 1A (Class A23)
128,474	g	Diamond Resorts Owner Trust		3.700	01/21/31	131,023
		Series - 2018 1 (Class A)
177,790	g	Diamond Resorts Owner Trust		2.890	02/20/32	178,567
		Series - 2019 1A (Class A)
336,874	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	364,390
		Series - 2015 1A (Class A2II)
243,750	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	248,961
		Series - 2017 1A (Class A2II)
221,063	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	235,330
		Series - 2018 1A (Class A2I)
104,805	g,i	Ellington Loan Acquisition Trust	LIBOR 1 M + 1.100%	1.285	05/25/37	104,018
		Series - 2007 2 (Class A2C)
152,667	g	HERO Funding Trust		3.190	09/20/48	156,186
		Series - 2017 3A (Class A1)
152,668	g	HERO Funding Trust		3.950	09/20/48	160,096
		Series - 2017 3A (Class A2)

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 402,910	g	Hertz Vehicle Financing II LP		3.290%	02/25/24	$399,219
		Series - 2018 1A (Class A)
201,514	g	Hertz Vehicle Financing II LP		3.420	05/25/25	199,362
		Series - 2019 2A (Class A)
306,191	g	Hilton Grand Vacations Trust		2.960	12/26/28	282,891
		Series - 2017 AA (Class B)
209,856	g	Hilton Grand Vacations Trust		2.340	07/25/33	209,856
		Series - 2019 AA (Class A)
209,856	g	Hilton Grand Vacations Trust		2.840	07/25/33	190,941
		Series - 2019 AA (Class C)
8,870	i	Home Equity Asset Trust	LIBOR 1 M + 1.500%	3.986	06/25/33	8,713
		Series - 2003 1 (Class M1)
472,545	g	Horizon Aircraft Finance II Ltd		3.721	07/15/39	415,661
		Series - 2019 1 (Class A)
242,560	g	Horizon Aircraft Finance III Ltd		3.425	11/15/39	209,727
		Series - 2019 2 (Class A)
92,866	g,i	Invitation Homes Trust	LIBOR 1 M + 1.000%	1.194	07/17/37	92,175
		Series - 2018 SFR3 (Class A)
93,714	g,i	Invitation Homes Trust	LIBOR 1 M + 1.100%	1.294	01/17/38	93,509
		Series - 2018 SFR4 (Class A)
100,000	g,i	Invitation Homes Trust	LIBOR 1 M + 1.650%	1.844	01/17/38	97,630
		Series - 2018 SFR4 (Class D)
73,976	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.320%	0.505	03/25/37	70,854
		Series - 2007 CH3 (Class A1B)
118,023	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	0.345	06/25/37	114,291
		Series - 2007 CH5 (Class A1)
368,720	g	MVW Owner Trust		2.420	12/20/34	366,701
		Series - 2017 1A (Class A)
260,685	g	MVW Owner Trust		3.450	01/21/36	266,429
		Series - 2018 1A (Class A)
238,195	g	MVW Owner Trust		3.000	11/20/36	228,337
		Series - 2019 1A (Class B)
154,827	g	MVW Owner Trust		3.330	11/20/36	144,137
		Series - 2019 1A (Class C)
425,617	g	MVW Owner Trust		2.680	10/20/38	378,277
		Series - 2019 2A (Class C)
250,000	g	Navient Student Loan Trust		3.390	12/15/59	258,718
		Series - 2019 BA (Class A2A)
500,000	g,i	Octagon Investment Partners 46 Ltd	LIBOR 3 M + 1.650%	0.000	07/15/33	500,000
		Series - 2020 2A (Class A)
250,000	g	OneMain Financial Issuance Trust		3.840	05/14/32	259,082
		Series - 2020 1A (Class A)
21,069	g,i	Orange Lake Timeshare Trust		3.030	07/09/29	21,020
		Series - 2014 AA (Class B)
500,000	g	PFS Financing Corp		1.270	06/16/25	501,260
		Series - 2020 A (Class A)
491,250	g	Planet Fitness Master Issuer LLC		4.262	09/05/48	493,392
		Series - 2018 1A (Class A2I)
99,814	g	Progress Residential Trust		2.897	12/17/34	100,247
		Series - 2017 SFR2 (Class A)
100,000	g	Progress Residential Trust		2.937	10/17/36	101,969
		Series - 2019 SFR4 (Class B)
80,641	g	PRPM LLC (Step Bond)		3.967	04/25/24	81,257
		Series - 2019 2A (Class A1)
497,503	g	SERVPRO Master Issuer LLC		3.882	10/25/49	500,155
		Series - 2019 1A (Class A2)
472,658	g	Settlement Fee Finance LLC		3.840	11/01/49	466,797
		Series - 2019 1A (Class A)
282,408	g	Sierra Timeshare Receivables Funding LLC		3.200	03/20/34	269,160
		Series - 2017 1A (Class B)
130,699	g	Sierra Timeshare Receivables Funding LLC		3.200	01/20/36	133,246
		Series - 2019 1A (Class A)

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 130,699	g	Sierra Timeshare Receivables Funding LLC		3.770%	01/20/36	$126,633
		Series - 2019 1A (Class C)
155,149	g	Sierra Timeshare Receivables Funding LLC		3.120	05/20/36	147,966
		Series - 2019 2A (Class C)
175,894	g	Sierra Timeshare Receivables Funding LLC		3.000	08/20/36	162,201
		Series - 2019 3A (Class C)
56,638	g	SoFi Professional Loan Program LLC		2.760	12/26/36	56,957
		Series - 2016 A (Class A2)
475,802	g	SoFi Professional Loan Program LLC		2.840	01/25/41	486,375
		Series - 2017 F (Class A2FX)
273,207	g	SoFi Professional Loan Program LLC		2.060	05/15/46	275,400
		Series - 2020 A (Class A1FX)
143,264	g	SolarCity LMC		4.020	07/20/44	141,775
		Series - 2014 2 (Class A)
383,717	g	Sonic Capital LLC		3.845	01/20/50	402,177
		Series - 2020 1A (Class A2I)
91,610	g,i	Starwood Waypoint Homes	LIBOR 1 M + 0.950%	1.135	01/17/35	91,215
		Series - 2017 1 (Class A)
6,596	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	1.085	09/25/34	6,239
		Series - 2004 8 (Class M1)
16,330	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	1.185	09/25/34	15,879
		Series - 2004 8 (Class A9)
97,000	g	Taco Bell Funding LLC		4.970	05/25/46	102,642
		Series - 2016 1A (Class A23)
492,500	g	Taco Bell Funding LLC		4.318	11/25/48	502,980
		Series - 2018 1A (Class A2I)
323,988	g	TLF National Tax Lien Trust		3.840	12/15/29	326,684
		Series - 2017 1A (Class B)
200,000	g	Tricon American Homes Trust		4.878	11/17/33	199,785
		Series - 2016 SFR1 (Class E)
99,063	g	Tricon American Homes Trust		2.716	09/17/34	100,855
		Series - 2017 SFR1 (Class A)
100,000	g	Tricon American Homes Trust		4.011	09/17/34	100,263
		Series - 2017 SFR1 (Class E)
99,556	g	Tricon American Homes Trust		2.928	01/17/36	103,476
		Series - 2017 SFR2 (Class A)
100,000	g	Tricon American Homes Trust		3.275	01/17/36	103,378
		Series - 2017 SFR2 (Class B)
290,000		Verizon Owner Trust		1.850	07/22/24	297,630
		Series - 2020 A (Class A1A)
75,263	g	VOLT LXXV LLC (Step Bond)		3.967	02/25/49	75,609
		Series - 2019 NPL2 (Class A1)
100,000	g	VOLT LXXXIV LLC (Step Bond)		3.967	12/27/49	96,708
		Series - 2019 NP10 (Class A1B)
487,500	g	Wendys Funding LLC		3.573	03/15/48	505,269
		Series - 2018 1A (Class A2I)
200,000		World Omni Auto Receivables Trust		1.700	01/17/23	204,033
		Series - 2020 A (Class A3)

		TOTAL ASSET BACKED				18,673,694

OTHER MORTGAGE BACKED - 9.8%
32,100	g,i	Agate Bay Mortgage Trust		3.500	11/25/44	33,177
		Series - 2014 3 (Class A13)
697,448	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	721,516
		Series - 2015 6 (Class A9)
22,915	i	Alternative Loan Trust	LIBOR 1 M + 0.500%	0.685	06/25/34	22,131
		Series - 2004 8CB (Class M1)
200,000	g	BBCMS Trust		4.197	08/10/35	221,494
		Series - 2015 SRCH (Class A2)
400,000		Benchmark Mortgage Trust		4.267	03/15/52	458,337
		Series - 2019 B9 (Class AS)

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 250,000	i	CF Mortgage Trust		3.603%	04/15/52	$251,646
		Series - 2020 P1 (Class A2)
500,000		CFCRE Commercial Mortgage Trust		3.644	12/10/54	538,416
		Series - 2016 C7 (Class ASB)
32,430	i	CHL Mortgage Pass-Through Trust		3.633	02/20/35	31,606
		Series - 2004 HYB9 (Class 1A1)
250,000	g,i	Citigroup Commercial Mortgage Trust		3.635	05/10/35	256,664
		Series - 2013 375P (Class B)
500,000	g,i	COMM Mortgage Trust		4.386	07/10/45	501,247
		Series - 2013 CR9 (Class B)
745,447		COMM Mortgage Trust		2.853	10/15/45	760,118
		Series - 2012 CR4 (Class A3)
1,000,000	g,i	COMM Mortgage Trust		4.084	06/10/46	1,028,754
		Series - 2013 CR8 (Class B)
184,100	i	COMM Mortgage Trust		4.888	08/10/47	177,088
		Series - 2014 CR19 (Class C)
300,000	i	COMM Mortgage Trust		3.603	03/10/48	313,632
		Series - 2015 CR22 (Class AM)
200,000	g,i	COMM Mortgage Trust		4.244	03/10/48	156,983
		Series - 2015 CR22 (Class D)
250,000		COMM Mortgage Trust		3.801	05/10/48	269,629
		Series - 2015 CR23 (Class AM)
550,000	i	COMM Mortgage Trust		4.183	05/10/48	568,683
		Series - 2015 CR23 (Class B)
200,000	i	COMM Mortgage Trust		4.435	05/10/48	197,675
		Series - 2015 CR23 (Class C)
500,000		COMM Mortgage Trust		3.696	08/10/48	551,610
		Series - 2015 CR24 (Class A5)
250,000		COMM Mortgage Trust		3.984	10/10/48	266,867
		Series - 2015 CR27 (Class AM)
600,000	i	COMM Mortgage Trust		4.158	10/10/48	646,042
		Series - 2015 LC23 (Class AM)
163,493	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	2.785	05/25/24	142,972
		Series - 2014 C02 (Class 1M2)
199,223	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	3.185	07/25/24	174,449
		Series - 2014 C03 (Class 1M2)
10,719	i	Connecticut Avenue Securities	LIBOR 1 M + 5.000%	5.185	11/25/24	11,011
		Series - 2014 C04 (Class 2M2)
17,536	i	Connecticut Avenue Securities	LIBOR 1 M + 5.550%	5.735	04/25/28	18,570
		Series - 2015 C04 (Class 2M2)
27,507	i	Connecticut Avenue Securities	LIBOR 1 M + 5.700%	5.885	04/25/28	28,908
		Series - 2015 C04 (Class 1M2)
32,194	i	Connecticut Avenue Securities	LIBOR 1 M + 6.750%	6.935	08/25/28	33,737
		Series - 2016 C01 (Class 1M2)
46,557	i	Connecticut Avenue Securities	LIBOR 1 M + 6.000%	6.185	09/25/28	48,278
		Series - 2016 C02 (Class 1M2)
48,636	i	Connecticut Avenue Securities	LIBOR 1 M + 5.900%	6.085	10/25/28	50,556
		Series - 2016 C03 (Class 2M2)
65,935	i	Connecticut Avenue Securities	LIBOR 1 M + 4.450%	4.635	01/25/29	67,373
		Series - 2016 C05 (Class 2M2)
125,317	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	1.035	09/25/29	113,061
		Series - 2017 C02 (Class 2ED4)
59,195	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	2.385	01/25/30	59,438
		Series - 2017 C05 (Class 1M2A)
190,000	i	Connecticut Avenue Securities	LIBOR 1 M + 0.450%	0.635	07/25/30	184,553
		Series - 2018 C01 (Class 1EB1)
33,641	i	Connecticut Avenue Securities	LIBOR 1 M + 0.900%	1.085	08/25/30	32,179
		Series - 2018 C02 (Class 2EA2)
127,437	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	1.035	10/25/30	125,507
		Series - 2018 C03 (Class 1EA2)
11,893	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.450%	2.635	07/25/31	11,602
		Series - 2019 R01 (Class 2M2)
68,199	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.800%	0.985	01/25/40	67,811
		Series - 2020 R01 (Class 1M1)

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 40,000	g,i	Credit Suisse Commercial Mortgage Trust	LIBOR 1 M + 0.650%	0.835%	05/25/36	$39,308
		Series - 2006 CF2 (Class M3)
1,000,000	g,i	DBUBS Mortgage Trust		5.714	07/10/44	832,773
		Series - 2011 LC2A (Class D)
100,000	g,i	Ellington Financial Mortgage Trust		3.587	06/25/59	94,641
		Series - 2019 1 (Class M1)
67,966	i	Fieldstone Mortgage Investment Trust	LIBOR 1 M + 0.735%	0.920	12/25/35	67,148
		Series - 2005 2 (Class M2)
222,466	g,i	FirstKey Mortgage Trust		3.500	11/25/44	228,943
		Series - 2014 1 (Class A8)
64,446	g,i	Flagstar Mortgage Trust		3.500	03/25/47	65,445
		Series - 2017 1 (Class 1A5)
94,250	g,i	Flagstar Mortgage Trust		4.111	10/25/47	94,392
		Series - 2017 2 (Class B3)
40,757	g,i	Flagstar Mortgage Trust		4.000	09/25/48	41,652
		Series - 2018 5 (Class A11)
47,825	g,i	GS Mortgage-Backed Securities Corp Trust		4.000	11/25/49	48,885
		Series - 2019 PJ2 (Class A4)
53,723	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	0.814	08/19/45	50,260
		Series - 2005 11 (Class 2A1A)
400,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	424,974
		Series - 2016 10HY (Class A)
100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp		5.526	07/15/46	99,917
		Series - 2011 C4 (Class C)
300,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.021	07/05/32	299,373
		Series - 2012 HSBC (Class C)
29,988	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	30,291
		Series - 2016 1 (Class A5)
44,729	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	46,262
		Series - 2016 1 (Class A13)
23,439	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	24,205
		Series - 2017 1 (Class A3)
91,675	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	94,912
		Series - 2017 2 (Class A13)
26,812	g,i	JP Morgan Mortgage Trust		3.500	08/25/47	27,130
		Series - 2017 3 (Class 1A5)
23,946	g,i	JP Morgan Mortgage Trust		3.500	09/25/48	24,834
		Series - 2018 3 (Class A13)
52,475	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	53,654
		Series - 2018 4 (Class A5)
38,461	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	39,442
		Series - 2018 5 (Class A13)
31,551	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	31,852
		Series - 2018 8 (Class A5)
29,625	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	30,286
		Series - 2018 8 (Class A13)
20,317	g,i	JP Morgan Mortgage Trust		4.000	02/25/49	20,770
		Series - 2018 9 (Class A13)
24,189	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	24,920
		Series - 2019 1 (Class A3)
86,275	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	88,173
		Series - 2019 1 (Class A15)
9,602	g,i	JP Morgan Mortgage Trust		4.000	08/25/49	9,656
		Series - 2019 2 (Class A4)
24,474	g,i	JP Morgan Mortgage Trust		4.757	09/25/49	25,921
		Series - 2019 3 (Class B1)
104,138	g,i	JP Morgan Mortgage Trust		3.883	06/25/50	99,430
		Series - 2020 1 (Class B2)
680,000		JPMBB Commercial Mortgage Securities Trust		3.775	08/15/47	737,294
		Series - 2014 C21 (Class A5)

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 500,000	i	JPMBB Commercial Mortgage Securities Trust		3.917%	05/15/48	$541,805
		Series - 2015 C29 (Class AS)
400,000	i	JPMBB Commercial Mortgage Securities Trust		4.118	05/15/48	402,245
		Series - 2015 C29 (Class B)
500,000		JPMBB Commercial Mortgage Securities Trust		4.106	08/15/48	536,043
		Series - 2015 C31 (Class AS)
450,000	i	JPMBB Commercial Mortgage Securities Trust		4.773	08/15/48	475,148
		Series - 2015 C31 (Class B)
84,747	i	Merrill Lynch Mortgage Investors Trust	LIBOR 1 M + 0.260%	2.278	01/25/37	78,024
		Series - 2006 WMC1 (Class A1B)
328,128	i	Morgan Stanley Bank of America Merrill Lynch Trust		4.384	02/15/47	348,639
		Series - 2014 C14 (Class AS)
120,000	i	Morgan Stanley Bank of America Merrill Lynch Trust		4.610	02/15/48	110,150
		Series - 2015 C20 (Class C)
39,586	i	Morgan Stanley Capital I Trust	LIBOR 1 M + 0.825%	1.010	08/25/34	39,065
		Series - 2004 HE6 (Class M1)
500,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.500%	1.685	07/15/36	489,993
		Series - 2019 MILE (Class A)
61,484	g,i	New Residential Mortgage Loan Trust		3.750	05/28/52	65,628
		Series - 2015 1A (Class A3)
39,309	g,i	Sequoia Mortgage Trust		3.500	05/25/45	40,543
		Series - 2015 2 (Class A1)
142,059	g,i	Sequoia Mortgage Trust		3.500	11/25/46	145,175
		Series - 2016 3 (Class A10)
66,904	g,i	Sequoia Mortgage Trust		3.500	02/25/47	69,278
		Series - 2017 2 (Class A19)
71,127	g,i	Sequoia Mortgage Trust		3.500	02/25/48	73,095
		Series - 2018 2 (Class A1)
228,729	g,i	Sequoia Mortgage Trust		3.500	03/25/48	235,047
		Series - 2018 3 (Class A1)
50,221	g,i	Sequoia Mortgage Trust		3.500	03/25/48	51,078
		Series - 2018 3 (Class A4)
30,123	g,i	Sequoia Mortgage Trust		4.000	09/25/48	30,342
		Series - 2018 7 (Class A4)
41,044	g,i	Sequoia Mortgage Trust		4.000	11/25/48	41,844
		Series - 2018 8 (Class A19)
105,192	g,i	Sequoia Mortgage Trust		4.000	06/25/49	108,001
		Series - 2019 2 (Class A1)
52,596	g,i	Sequoia Mortgage Trust		4.000	06/25/49	53,680
		Series - 2019 2 (Class A19)
845,161	g,i	Sequoia Mortgage Trust		3.500	11/25/49	868,782
		Series - 2019 4 (Class A1)
282,679	g,i	Sequoia Mortgage Trust		3.500	12/25/49	290,601
		Series - 2019 5 (Class A1)
159,007	g,i	Sequoia Mortgage Trust		3.500	12/25/49	164,765
		Series - 2019 5 (Class A19)
130,482	g,i	Sequoia Mortgage Trust		3.000	04/25/50	136,501
		Series - 2020 3 (Class A19)
61,347	g,i	Shellpoint Co-Originator Trust		3.500	04/25/47	63,193
		Series - 2017 1 (Class A19)
37,042	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 4.150%	4.335	01/25/25	37,596
		Series - 2015 DN1 (Class M3)
103,074	i	STACR	LIBOR 1 M + 3.800%	3.985	03/25/25	104,520
		Series - 2015 HQ1 (Class M3)
74,606	i	STACR	LIBOR 1 M + 1.950%	2.135	05/25/25	74,861
		Series - 2015 HQ2 (Class M2)

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 31,393	i	STACR	LIBOR 1 M + 0.750%	0.935%	03/25/30	$31,393
		Series - 2017 DNA3 (Class M1)
168,594	i	STACR	LIBOR 1 M + 0.950%	1.135	04/25/30	168,294
		Series - 2017 HQA3 (Class M2AS)
12,444	g,i	STACR		3.726	02/25/48	12,444
		Series - 2018 SPI1 (Class M1)
6,192	g,i	STACR		3.809	05/25/48	6,182
		Series - 2018 SPI2 (Class M1)
15,407	g,i	STACR		4.466	11/25/48	15,201
		Series - 2018 SPI4 (Class M2)
100,000	g,i	STACR	LIBOR 1 M + 2.050%	2.235	11/25/49	96,994
		Series - 2019 HQA4 (Class M2)
40,000	g,i	STACR	LIBOR 1 M + 1.850%	2.035	02/25/50	37,924
		Series - 2020 DNA2 (Class M2)
37,000	g,i	STACR	LIBOR 1 M + 3.100%	3.285	03/25/50	35,425
		Series - 2020 HQA2 (Class M2)
675,000	g,i	UBS-Barclays Commercial Mortgage Trust		3.875	04/10/46	652,317
		Series - 2013 C6 (Class B)
50,000	g,i	Wells Fargo Commercial Mortgage Trust		5.276	11/15/43	50,131
		Series - 2010 C1 (Class B)
38,179	g,i	Wells Fargo Mortgage Backed Securities Trust		4.000	04/25/49	39,333
		Series - 2019 2 (Class A17)
82,122	g,i	Wells Fargo Mortgage Backed Securities Trust		3.500	09/25/49	84,404
		Series - 2019 4 (Class A1)
40,000		WFRBS Commercial Mortgage Trust		3.345	05/15/45	40,895
		Series - 2013 C13 (Class AS)

		TOTAL OTHER MORTGAGE BACKED				19,886,642

		TOTAL STRUCTURED ASSETS				38,560,336

		(Cost $38,659,512)
		TOTAL BONDS				194,626,757

		(Cost $184,540,873)

SHARES		COMPANY

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
5,517	*	Federal Home Loan Mortgage Corp				43,805
17,265	*	Federal National Mortgage Association				137,257

		TOTAL BANKS				181,062

		TOTAL PREFERRED STOCKS				181,062

		(Cost $569,550)

SHORT-TERM INVESTMENTS - 6.4%

GOVERNMENT AGENCY DEBT - 1.1%
1,400,000		Federal Home Loan Bank (FHLB)		0.110	07/08/20	1,399,967
1,000,000		FHLB		0.130	07/20/20	999,937

		TOTAL GOVERNMENT AGENCY DEBT				2,399,904

TIAA-CREF LIFE FUNDS - Core Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

REPURCHASE AGREEMENT - 5.3%
$10,710,000	r	Fixed Income Clearing Corp	0.070%	07/01/20	$10,710,000

		TOTAL REPURCHASE AGREEMENT			10,710,000

		TOTAL SHORT-TERM INVESTMENTS			13,109,904

		(Cost $13,109,901)
		TOTAL INVESTMENTS - 103.8%			210,764,020
		(Cost $201,274,125)
		OTHER ASSETS & LIABILITIES, NET - (3.8)%			(7,757,825)

		NET ASSETS - 100.0%			$203,006,195

Abbreviation(s):

EUR	Euro
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust
Y	Year

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2020, the aggregate value of these securities is $48,240,820 or 23.8% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
q	In default
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 6/30/20 to be repurchased at $10,710,000 on 7/1/20, collateralized by U.S. Treasury Notes valued at $10,924,219.

Forward foreign currency contracts outstanding as of June 30, 2020 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$488,856	EUR	452,000	AUSTRALIA AND NEW ZEALAND BANKING GROUP LIMITED	07/27/20	$(19,376)

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2020

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 100.3%

GOVERNMENT AGENCY DEBT - 48.8%
$1,000,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%	07/29/20	$999,766
470,000	Federal Home Loan Bank (FHLB)	0.010	07/06/20	469,994
2,000,000	FHLB	0.010	07/08/20	1,999,961
200,000	FHLB	0.010	07/09/20	199,990
225,000	FHLB	0.010	07/13/20	224,989
1,000,000	FHLB	0.010	07/15/20	999,907
2,000,000	FHLB	0.010	07/17/20	1,999,551
2,260,000	FHLB	0.010	07/20/20	2,259,857
2,400,000	FHLB	0.010	07/22/20	2,399,841
1,300,000	FHLB	0.010	07/24/20	1,299,906
1,162,000	FHLB	0.010	07/28/20	1,161,895
1,700,000	FHLB	0.010	07/31/20	1,699,851
1,400,000	FHLB	0.010	08/03/20	1,399,852
1,500,000	FHLB	0.010	08/05/20	1,499,796
4,201,000	FHLB	0.010	08/07/20	4,200,474
2,500,000	FHLB	0.010	08/12/20	2,499,633
2,995,000	FHLB	0.010	08/14/20	2,994,436
1,000,000	FHLB	0.010	08/19/20	999,837
600,000	FHLB	0.010	08/24/20	599,856
1,000,000	FHLB	0.010	08/26/20	999,782
500,000	FHLB	0.010	08/27/20	499,881
2,500,000	FHLB	0.010	08/28/20	2,499,416
3,100,000	FHLB	0.010	09/04/20	3,099,124
5,000,000	FHLB	0.010	09/09/20	4,995,528
2,000,000	FHLB	0.010	09/11/20	1,999,340
1,696,000	FHLB	0.010	09/14/20	1,695,435
3,850,000	FHLB	0.010	09/15/20	3,847,641
1,200,000	FHLB	0.010	09/18/20	1,199,671
200,000	FHLB	0.010	09/21/20	199,909
1,000,000	FHLB	0.010	09/23/20	999,323
670,000	FHLB	0.010	09/24/20	669,731
1,000,000	FHLB	0.010	12/02/20	999,251
2,000,000	FHLB	0.010	12/18/20	1,998,394
1,600,000	Federal Home Loan Mortgage Corp (FHLMC)	0.010	07/29/20	1,599,851
3,624,000	FHLMC	0.010	08/19/20	3,623,605
2,500,000	FHLMC	0.010	09/17/20	2,499,350
124,000	FHLMC	0.010	10/05/20	123,949
405,000	Federal National Mortgage Association (FNMA)	0.010	09/02/20	404,894

	TOTAL GOVERNMENT AGENCY DEBT			63,863,467

TREASURY DEBT - 35.8%
2,500,000	United States Cash Management Bill	0.010	09/08/20	2,499,272
3,000,000	United States Cash Management Bill	0.010	09/22/20	2,998,963
1,500,000	United States Cash Management Bill	0.010	09/29/20	1,499,625
2,000,000	United States Cash Management Bill	0.010	11/17/20	1,998,788
3,173,000	United States Cash Management Bill	0.010	12/01/20	3,170,896
1,038,000	United States Treasury Bill	0.010	07/09/20	1,037,996
1,306,000	United States Treasury Bill	0.010	07/14/20	1,305,951
1,000,000	United States Treasury Bill	0.010	07/16/20	999,971
8,800,000	United States Treasury Bill	0.010	07/21/20	8,799,584
2,660,000	United States Treasury Bill	0.010	07/28/20	2,659,720
3,025,000	United States Treasury Bill	0.010	08/04/20	3,024,713
2,100,000	United States Treasury Bill	0.010	08/06/20	2,099,727

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$2,600,000		United States Treasury Bill		0.010%	08/18/20	$2,599,542
1,000,000		United States Treasury Bill		0.010	08/20/20	999,832
2,501,000		United States Treasury Bill		0.010	08/25/20	2,500,499
2,161,000		United States Treasury Bill		0.010	08/27/20	2,160,547
500,000		United States Treasury Bill		0.010	09/17/20	499,864
2,000,000		United States Treasury Bill		0.010	09/24/20	1,999,344
2,000,000		United States Treasury Bill		0.010	10/01/20	1,999,831
1,923,000		United States Treasury Bill		0.010	10/15/20	1,922,103
25,000		United States Treasury Bill		0.010	10/22/20	24,987
33,000		United States Treasury Bill		0.000	10/29/20	32,983

		TOTAL TREASURY DEBT				46,834,738

VARIABLE RATE SECURITIES - 15.7%
500,000	i	Federal Agricultural Mortgage Corp (FAMC)	EFFR + 0.100%	0.180	07/06/20	500,000
500,000	i	FAMC	EFFR + 0.090%	0.170	07/08/20	500,000
1,000,000	i	FAMC	FRED - 3.020%	0.230	09/01/20	1,000,000
2,000,000	i	FAMC	SOFR + 0.080%	0.160	12/21/20	2,000,000
1,000,000	i	FAMC	SOFR + 0.070%	0.150	02/08/21	1,000,000
1,000,000	i	Federal Farm Credit Bank (FFCB)	FRED - 2.960%	0.290	07/09/20	999,998
500,000	i	FFCB	US Treasury Bill 3 M + 0.045%	0.195	08/17/20	499,997
500,000	i	FFCB	FRED - 3.020%	0.230	09/28/20	499,897
500,000	i	FFCB	US Treasury Bill 3 M + 0.160%	0.310	01/19/21	499,973
1,000,000	i	Federal Home Loan Bank (FHLB)	SOFR + 0.100%	0.180	07/29/20	1,000,000
1,000,000	i	FHLB	SOFR + 0.120%	0.200	10/07/20	1,000,000
2,000,000	i	FHLB	SOFR + 0.130%	0.210	10/16/20	2,000,000
2,000,000	i	FHLB	SOFR + 0.090%	0.170	12/04/20	2,000,000
2,500,000	i	FHLB	SOFR + 0.230%	0.310	04/13/21	2,500,000
500,000	i	FHLB	SOFR + 0.055%	0.135	05/14/21	500,000
1,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	SOFR + 0.030%	0.110	02/24/21	1,000,000
500,000	i	Federal National Mortgage Association (FNMA)	SOFR + 0.060%	0.140	07/30/20	500,000
500,000	i	FNMA	SOFR + 0.075%	0.155	10/30/20	500,000
2,000,000	i	FNMA	SOFR + 0.050%	0.130	03/04/21	2,000,000

		TOTAL VARIABLE RATE SECURITIES				20,499,865

		TOTAL SHORT-TERM INVESTMENTS				131,198,070

		(Cost $131,198,070)
		TOTAL INVESTMENTS - 100.3%				131,198,070
		(Cost $131,198,070)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%				(452,615)

		NET ASSETS - 100.0%				$130,745,455

Abbreviation(s):

EFFR	Effective Federal Funds Rate
FRED	Federal Bank Prime Loan Rate
M	Month
SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

TIAA-CREF LIFE FUNDS - Balanced Fund

TIAA-CREF LIFE FUNDS

BALANCED FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2020

SHARES	SECURITY	VALUE

TIAA-CREF LIFE FUNDS - 99.9% a

FIXED INCOME - 49.7%
2,905,820	TIAA-CREF Life Core Bond Fund	$32,109,312

	TOTAL FIXED INCOME	32,109,312

INTERNATIONAL EQUITY - 10.0%
879,804	TIAA-CREF Life International Equity Fund	6,475,359

	TOTAL INTERNATIONAL EQUITY	6,475,359

U.S. EQUITY - 40.2%
332,591	TIAA-CREF Life Growth Equity Fund	6,146,289
360,294	TIAA-CREF Life Growth & Income Fund	6,503,311
436,893	TIAA-CREF Life Large-Cap Value Fund	5,474,273
90,770	TIAA-CREF Life Real Estate Securities Fund	1,288,930
120,696	TIAA-CREF Life Small-Cap Equity Fund	1,310,759
192,440	TIAA-CREF Life Stock Index Fund	5,203,574

	TOTAL U.S. EQUITY	25,927,136

	TOTAL TIAA-CREF LIFE FUNDS	64,511,807

	(Cost $56,075,756)
	TOTAL INVESTMENTS - 99.9%	64,511,807
	(Cost $56,075,756)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	42,319

	NET ASSETS - 100.0%	$64,554,126

a	The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits.

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Dated: August 14, 2020	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 14, 2020	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President (principal executive officer)

Dated: August 14, 2020	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)